     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2009



                                                     REGISTRATION NOS. 033-85442
                                                                       811-08828


================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-4

                                -----------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                  [ ]


                       POST-EFFECTIVE AMENDMENT NO. 22                  [X]



                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]



                              AMENDMENT NO. 48                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                   DEPOSITOR'S TELEPHONE NUMBER: 617-578-2000

   NAME AND ADDRESS OF AGENT FOR
              SERVICE:                               COPY TO:

             Marie C. Swift                  Stephen E. Roth, Esquire
           Vice President and                Mary E. Thornton, Esquire
                Counsel                   Sutherland Asbill & Brennan LLP
       New England Life Insurance         1275 Pennsylvania Avenue, N.W.
                Company                    Washington, D.C. 20004-2415
          501 Boylston Street
    Boston, Massachusetts 02116-3700

  It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
  Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

This registration statement incorporates by reference the prospectus dated April 28, 2008 and the supplements dated April 28, 2008 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 22, 2008.


This registration statement incorporates by reference the prospectus dated April 30, 2007 and the supplements dated April 30, 2007 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 20, 2007.

This registration statement incorporates by reference the prospectus dated May 1, 2006 and the supplements dated May 1, 2006 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 26, 2006.

This registration statement incorporates by reference the prospectus dated May 1, 2005 and the supplements dated May 1, 2005 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 27, 2005.

This registration statement incorporates by reference the prospectus dated
May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 29, 2004.

This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 25, 2003.

This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 33-85442) Filed on April 27, 2001.

This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, as filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-85442) filed on January 18, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-85442) filed On April 27, 2000.

                             AMERICAN GROWTH SERIES
                      Individual Variable Annuity Contracts

                    Issued By
New England Variable Annuity Separate Account of           Annuity Administrative Office
       New England Life Insurance Company                          P.O. Box 14594
               501 Boylston Street                           Des Moines, IA 50306-3594
           Boston, Massachusetts 02116
                 (800) 435-4117



     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of the Metropolitan Series Fund Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and the American Funds Insurance Series.


AMERICAN FUNDS INSURANCE SERIES(R)



American Funds Bond Fund


American Funds Global Small Capitalization Fund


American Funds Growth Fund


American Funds Growth-Income Fund



MET INVESTORS SERIES TRUST



BlackRock Large Cap Core Portfolio


Clarion Global Real Estate Portfolio


Harris Oakmark International Portfolio


Janus Forty Portfolio


Lazard Mid Cap Portfolio


Legg Mason Partners Aggressive Growth Portfolio


Legg Mason Value Equity Portfolio


Lord Abbett Bond Debenture Portfolio


Met/AIM Small Cap Growth Portfolio


Met/Franklin Income Portfolio


Met/Franklin Mutual Shares Portfolio


Met/Templeton Growth Portfolio


MFS(R) Research International Portfolio


Oppenheimer Capital Appreciation Portfolio


PIMCO Inflation Protected Bond Portfolio


PIMCO Total Return Portfolio


RCM Technology Portfolio


T. Rowe Price Mid Cap Growth Portfolio



MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS



American Funds Balanced Allocation Portfolio


American Funds Moderate Allocation Portfolio


American Funds Growth Allocation Portfolio


Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST -- EXCHANGE TRADED FUND ("ETF") PORTFOLIOS



SSgA Growth and Income ETF Portfolio


SSgA Growth ETF Portfolio



METROPOLITAN FUND



Artio International Stock Portfolio


Barclays Capital Aggregate Bond Index Portfolio


BlackRock Aggressive Growth Portfolio


BlackRock Bond Income Portfolio


BlackRock Diversified Portfolio


BlackRock Large Cap Value Portfolio


BlackRock Legacy Large Cap Growth Portfolio


BlackRock Money Market Portfolio


BlackRock Strategic Value Portfolio


Davis Venture Value Portfolio


FI Mid Cap Opportunities Portfolio


FI Value Leaders Portfolio


Jennison Growth Portfolio


Loomis Sayles Small Cap Core Portfolio


Loomis Sayles Small Cap Growth Portfolio


Met/Artisan Mid Cap Value Portfolio


MetLife Mid Cap Stock Index Portfolio


MetLife Stock Index Portfolio


MFS(R) Total Return Portfolio


MFS(R) Value Portfolio


Morgan Stanley EAFE(R) Index Portfolio


Neuberger Berman Mid Cap Value Portfolio


Oppenheimer Global Equity Portfolio


Russell 2000(R) Index Portfolio


T. Rowe Price Large Cap Growth Portfolio


T. Rowe Price Small Cap Growth Portfolio


Western Asset Management Strategic Bond Opportunities Portfolio


Western Asset Management U.S. Government Portfolio



METROPOLITAN FUND -- ASSET ALLOCATION PORTFOLIOS



MetLife Conservative Allocation Portfolio


MetLife Conservative to Moderate Allocation Portfolio


MetLife Moderate Allocation Portfolio


MetLife Moderate to Aggressive Allocation Portfolio


MetLife Aggressive Allocation Portfolio


     You may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2009. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-74 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 501 Boylston St., Boston, Massachusetts 02116, 1-800-777-5897 or visit our website at www.nef.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEB SITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                   MAY 1, 2009

                                TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS



                                                                         PAGE
                                                                         ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS.....................    A-4
HIGHLIGHTS............................................................    A-5
EXPENSE TABLE.........................................................    A-7
HOW THE CONTRACT WORKS................................................   A-14
THE COMPANY...........................................................   A-15
THE VARIABLE ACCOUNT..................................................   A-15
INVESTMENTS OF THE VARIABLE ACCOUNT...................................   A-15
  Investment Advice...................................................   A-21
  Share Classes of the Eligible Funds.................................   A-24
  Substitution of Investments.........................................   A-24
GUARANTEED OPTION.....................................................   A-25
THE CONTRACTS.........................................................   A-25
  Purchase Payments...................................................   A-25
  Ten Day Right to Review.............................................   A-26
  Allocation of Purchase Payments.....................................   A-26
  State Variations....................................................   A-26
  Contract Value and Accumulation Unit Value..........................   A-26
  Payment on Death Prior to Annuitization.............................   A-27
     Beneficiary Continuation.........................................   A-28
     Special Options for Spouse.......................................   A-28
  Transfer Privilege..................................................   A-29
  Dollar Cost Averaging...............................................   A-32
  Asset Rebalancing...................................................   A-33
  Surrenders..........................................................   A-33
  Systematic Withdrawals..............................................   A-34
  Loan Provision for Certain Tax Benefited Retirement Plans...........   A-35
  Suspension of Payments..............................................   A-36
  Ownership Rights....................................................   A-36
  Requests and Elections..............................................   A-36
  Confirming Transactions.............................................   A-37
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER
  DEDUCTIONS..........................................................   A-38
  Administration Contract Charge......................................   A-38
  Administration Asset Charge.........................................   A-38
  Mortality and Expense Risk Charge...................................   A-38
  Contingent Deferred Sales Charge....................................   A-39
  Premium Tax Charge..................................................   A-41
  Other Expenses......................................................   A-41
ANNUITY PAYMENTS......................................................   A-41
  Election of Annuity.................................................   A-41
  Annuity Options.....................................................   A-42
  Amount of Variable Annuity Payments.................................   A-44
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS........................   A-44
FEDERAL INCOME TAX CONSIDERATIONS.....................................   A-45
  Taxation of Non-Qualified Contracts.................................   A-46
  Taxation of Qualified Contracts.....................................   A-48
  Possible Tax Law Changes............................................   A-51
VOTING RIGHTS.........................................................   A-52
DISTRIBUTION OF THE CONTRACTS.........................................   A-52

                                                                         PAGE
                                                                         ----
THE FIXED ACCOUNT.....................................................   A-53
  Contract Value and Fixed Account Transactions.......................   A-54
INVESTMENT PERFORMANCE INFORMATION....................................   A-54
  Yields..............................................................   A-54
  Standard Return.....................................................   A-55
  Non-Standard Return.................................................   A-55
  Other Performance...................................................   A-55
LEGAL PROCEEDINGS.....................................................   A-56
FINANCIAL STATEMENTS..................................................   A-56
ACCUMULATION UNIT VALUES (Condensed Financial Information)............   A-57
APPENDIX A: Consumer Tips.............................................   A-73
APPENDIX B: Contingent Deferred Sales Charge..........................   A-74
APPENDIX C: Premium Tax...............................................   A-75
APPENDIX D: Exchanged Contracts.......................................   A-76
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..........   A-78

                GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A sub-account of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.


     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:

     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

PURCHASE PAYMENTS:

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.") If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

     You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to "market timing." (See "Transfer Privilege--Market Timing.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to "market timing" Special limits may apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

     We apply the following charges to your Contract:

     -- premium tax charge, in some states

     -- mortality and expense risk charge equal to an annual rate of 1.30%
        (1.55% for certain sub-accounts) of each sub-account's daily net assets


     -- administration asset charge equal to an annual rate of 0.10% of the Variable Account's daily net assets


     -- annual contract administration charge equal to the lesser of $30 and 2% of contract value

     -- a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                  EXPENSE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted (see "Premium Tax Charge" for more information).


CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.............                 None
          Contingent Deferred Sales Charge (as a percentage of
            each purchase payment)..............................                   7%
                                                                   declining annually
                                                                         see Note (1)
          Transfer Fee(2).......................................                   $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:


    NUMBER OF
 COMPLETE YEARS
 FROM RECEIPT OF
PURCHASE PAYMENT    CHARGE
----------------    ------
        0             7%
        1             6%
        2             5%
        3             4%
        4             3%
        5             2%
        6             1%
7 and thereafter      0%



(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).............................   $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)




                                                              AMERICAN FUNDS
                                                             BOND SUB-ACCOUNT,
                                                           AMERICAN FUNDS GROWTH
                                                        SUB-ACCOUNT, AMERICAN FUNDS
                                                       GROWTH-INCOME SUB-ACCOUNT AND
                                                           AMERICAN FUNDS GLOBAL          ALL OTHER
                                                     SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                     --------------------------------   ------------
          Mortality and Expense Risk Charge(2)....                 1.55%                    1.30%
          Administration Asset Charge.............                 0.10%                    0.10%
                                                                   -----                    -----
                    Total Variable Account Annual
                      Expenses....................                 1.65%                    1.40%



NOTES:

(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large-Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                  MINIMUM   MAXIMUM
                                                                  -------   -------
Total Annual Eligible Fund Operating Expenses(1)



(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and other
expenses)......................................................     0.34%     1.60%



NOTE:

(1) The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses, as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2007, before and after any applicable contractual expense subsidy or expense deferral arrangement:




ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)



                                                                                     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                   ACQUIRED FUND     ANNUAL     WAIVER AND/OR       ANNUAL
                                   MANAGEMENT   12B-1     OTHER       FEES AND     OPERATING       EXPENSE        OPERATING
                                       FEE       FEES   EXPENSES     EXPENSES*      EXPENSES    REIMBURSEMENT    EXPENSES(2)
                                   ----------   -----   --------   -------------   ---------   ---------------   -----------
AMERICAN FUNDS INSURANCE
  SERIES(R)(3)
American Funds Bond Fund........      0.39%      0.25%    0.01%           --          0.65%            --            0.65%
American Funds Global Small
  Capitalization Fund...........      0.71%      0.25%    0.03%           --          0.99%            --            0.99%
American Funds Growth Fund......      0.32%      0.25%    0.01%           --          0.58%            --            0.58%
American Funds Growth-Income
  Fund..........................      0.27%      0.25%    0.01%           --          0.53%            --            0.53%
MET INVESTORS SERIES TRUST(3)
BlackRock Large Cap Core
  Portfolio.....................      0.58%      0.25%    0.04%           --          0.87%            --            0.87%
Clarion Global Real Estate
  Portfolio.....................      0.63%      0.25%    0.05%           --          0.93%            --            0.93%
Harris Oakmark International
  Portfolio.....................      0.78%      0.15%    0.07%           --          1.00%            --            1.00%
Janus Forty Portfolio...........      0.64%      0.25%    0.04%           --          0.93%            --            0.93%
Lazard Mid Cap Portfolio(4).....      0.69%      0.25%    0.05%           --          0.99%            --            0.99%
Legg Mason Partners Aggressive
  Growth Portfolio..............      0.63%      0.25%    0.02%           --          0.90%            --            0.90%
Legg Mason Value Equity
  Portfolio.....................      0.63%        --     0.04%           --          0.67%            --            0.67%
Lord Abbett Bond Debenture
  Portfolio.....................      0.50%      0.25%    0.03%           --          0.78%            --            0.78%
Met/AIM Small Cap Growth
  Portfolio.....................      0.86%      0.25%    0.03%           --          1.14%            --            1.14%
Met/Franklin Income
  Portfolio(5)..................      0.80%      0.25%    0.23%           --          1.28%          0.02%           1.26%
Met/Franklin Mutual Shares
  Portfolio(6)..................      0.80%      0.25%    0.55%           --          1.60%          0.45%           1.15%
Met/Templeton Growth
  Portfolio(7)..................      0.70%      0.25%    0.59%           --          1.54%          0.47%           1.07%
MFS(R) Research International
  Portfolio.....................      0.70%      0.25%    0.06%           --          1.01%            --            1.01%
Oppenheimer Capital Appreciation
  Portfolio.....................      0.59%      0.25%    0.04%           --          0.88%            --            0.88%
PIMCO Inflation Protected Bond
  Portfolio.....................      0.49%      0.25%    0.04%           --          0.78%            --            0.78%
PIMCO Total Return Portfolio....      0.48%      0.25%    0.05%           --          0.78%            --            0.78%
RCM Technology Portfolio........      0.88%      0.25%    0.09%           --          1.22%            --            1.22%
T. Rowe Price Mid Cap Growth
  Portfolio.....................      0.75%      0.25%    0.03%           --          1.03%            --            1.03%
MET INVESTORS SERIES
  TRUST -- ASSET ALLOCATION
  PORTFOLIOS(3)
American Funds Balanced
  Allocation Portfolio(8).......      0.10%      0.55%    0.05%         0.40%         1.10%          0.05%           1.05%
American Funds Moderate
  Allocation Portfolio(8).......      0.10%      0.55%    0.05%         0.42%         1.12%          0.05%           1.07%
American Funds Growth Allocation
  Portfolio(8)..................      0.10%      0.55%    0.05%         0.38%         1.08%          0.05%           1.03%
Met/Franklin Templeton Founding
Strategy Portfolio(9)...........      0.05%      0.25%    0.08%         0.89%         1.27%          0.08%           1.19%
MET INVESTORS SERIES
  TRUST -- ETF PORTFOLIOS(3)
SSgA Growth and Income ETF
  Portfolio(10).................      0.33%      0.25%    0.08%         0.20%         0.86%          0.03%           0.83%
SSgA Growth ETF Portfolio(11)...      0.33%      0.25%    0.08%         0.21%         0.87%          0.03%           0.84%

                                                                                     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                   ACQUIRED FUND     ANNUAL     WAIVER AND/OR       ANNUAL
                                   MANAGEMENT   12B-1     OTHER       FEES AND     OPERATING       EXPENSE        OPERATING
                                       FEE       FEES   EXPENSES     EXPENSES*      EXPENSES    REIMBURSEMENT    EXPENSES(2)
                                   ----------   -----   --------   -------------   ---------   ---------------   -----------
METROPOLITAN FUND(3)
Artio International Stock
  Portfolio(12).................      0.82%        --     0.13%           --          0.95%          0.03%           0.92%
Barclays Capital Aggregate Bond
  Index Portfolio(13)...........      0.25%      0.25%    0.04%           --          0.54%          0.01%           0.53%
BlackRock Aggressive Growth
  Portfolio(14).................      0.72%      0.25%    0.05%           --          1.02%            --            1.02%
BlackRock Bond Income
  Portfolio.....................      0.38%        --     0.05%           --          0.43%          0.01%           0.42%
BlackRock Diversified
  Portfolio.....................      0.45%      0.25%    0.04%           --          0.74%            --            0.74%
BlackRock Large Cap Value
  Portfolio.....................      0.67%      0.15%    0.05%           --          0.87%            --            0.87%
BlackRock Legacy Large Cap
  Growth Portfolio(15)..........      0.73%        --     0.05%           --          0.78%          0.01%           0.77%
BlackRock Money Market
  Portfolio(16).................      0.32%        --     0.02%           --          0.34%          0.01%           0.33%
BlackRock Strategic Value
  Portfolio.....................      0.84%        --     0.05%           --          0.89%            --            0.89%
Davis Venture Value
  Portfolio(17).................      0.70%        --     0.03%           --          0.73%          0.04%           0.69%
FI Mid Cap Opportunities
  Portfolio.....................      0.68%      0.25%    0.07%           --          1.00%            --            1.00%
FI Value Leaders Portfolio......      0.65%        --     0.06%           --          0.71%            --            0.71%
Jennison Growth Portfolio.......      0.63%        --     0.04%           --          0.67%            --            0.67%
Loomis Sayles Small Cap Core
  Portfolio(18).................      0.90%        --     0.06%           --          0.96%          0.05%           0.91%
Loomis Sayles Small Cap Growth
  Portfolio(19).................      0.90%      0.25%    0.13%           --          1.28%          0.06%           1.22%
Met/Artisan Mid Cap Value
  Portfolio.....................      0.81%        --     0.04%           --          0.85%            --            0.85%
MetLife Mid Cap Stock Index
  Portfolio(13).................      0.25%      0.25%    0.08%           --          0.58%          0.01%           0.57%
MetLife Stock Index
  Portfolio(13).................      0.25%      0.25%    0.04%           --          0.54%          0.01%           0.53%
MFS(R) Total Return Portfolio...      0.53%      0.15%    0.05%           --          0.73%            --            0.73%
MFS(R) Value Portfolio(20)......      0.72%      0.15%    0.08%           --          0.95%          0.07%           0.88%
Morgan Stanley EAFE(R) Index
  Portfolio(21).................      0.30%      0.25%    0.12%         0.01%         0.68%          0.01%           0.67%
Neuberger Berman Mid Cap Value
  Portfolio.....................      0.65%      0.25%    0.04%           --          0.94%            --            0.94%
Oppenheimer Global Equity
  Portfolio.....................      0.52%      0.25%    0.09%           --          0.86%            --            0.86%
Russell 2000(R) Index
  Portfolio(13).................      0.25%      0.25%    0.07%         0.01%         0.58%          0.01%           0.57%
T. Rowe Price Large Cap Growth
  Portfolio.....................      0.60%      0.25%    0.07%           --          0.92%            --            0.92%
T. Rowe Price Small Cap Growth
  Portfolio.....................      0.51%      0.25%    0.08%           --          0.84%            --            0.84%
Western Asset Management
  Strategic Bond Opportunities
  Portfolio.....................      0.60%        --     0.05%           --          0.65%            --            0.65%
Western Asset Management U.S.
  Government Portfolio..........      0.48%        --     0.04%           --          0.52%            --            0.52%
METROPOLITAN FUND -- ASSET
  ALLOCATION PORTFOLIOS(3)
MetLife Conservative Allocation
  Portfolio(22).................      0.10%      0.25%    0.02%         0.56%         0.93%          0.02%           0.91%
MetLife Conservative to Moderate
  Allocation Portfolio(22)......      0.09%      0.25%    0.01%         0.61%         0.96%            --            0.96%
MetLife Moderate Allocation
  Portfolio(22).................      0.07%      0.25%      --          0.65%         0.97%            --            0.97%
MetLife Moderate to Aggressive
  Allocation Portfolio(22)......      0.07%      0.25%      --          0.68%         1.00%            --            1.00%
MetLife Aggressive Allocation
  Portfolio(22).................      0.10%      0.25%    0.03%         0.72%         1.10%          0.03%           1.07%

-------


(1)) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008. Certain Eligible Funds may charge a redemption fee in the future. Current or future expenses may be greater or less than those shown.



(2)) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



(3)) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund and the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



(4)) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



(5)) The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees. Due to a voluntary management fee waiver not reflected in the table, the Portfolio's actual net operating expenses for the year ended December 31, 2008 were 1.14% for the Class B shares.



(6)) The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.



(7)) The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.80%, excluding 12b-1 fees. Due to a voluntary management fee waiver not reflected in the table, the Portfolio's actual net operating expenses for the year ended December 31, 2008 were 1.05% for the Class B shares.



(8)) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.



(9)) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.05%.



(10)) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to waive a portion of the management fee equal to 0.03% of the first $500 million of average daily net assets. The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.03% of deferred expense reimbursement from a prior period.



(11)) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to waive a portion of the management fee equal to 0.03% of the first $500 million of average daily net assets. The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.02% of deferred expense reimbursement from a prior period.

(12)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.



(13)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.



(14)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.



(15)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.



(16)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.



(17)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.



(18)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million.



(19)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million.



(20)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.



(21)) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.



(22)) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.35% of the average daily net assets of the Class B shares.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
(a).............................................   $953     $1,425    $1,907    $3,374
(b).............................................   $836     $1,067    $1,283    $2,128



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
(a).............................................   $311      $949     $1,611    $3,374
(b).............................................   $185      $572     $  983    $2,128



     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

--------
NOTES UPDATES:


(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.138% has been used.


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)

--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-56).

                             HOW THE CONTRACT WORKS

                                PURCHASE PAYMENT
- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines.

                               ADDITIONAL PAYMENTS
- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 88 (83 in New York).
- Minimum $250 with certain exceptions (see page A-25).



                                      LOANS
- Loans are available to participants of certain tax qualified pension plans (see page A-34).



                                   SURRENDERS
- Up to the greater of: 10% of the Contract Value at the beginning of the Contract Year; and the excess of the Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of surrender, can be withdrawn each year without incurring a Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.
- Surrenders may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. (A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first two years.)
- Premium tax charge may apply.



                                 DEATH PROCEEDS
- Guaranteed not to be less than your total purchase payments adjusted for any prior surrenders or outstanding loans (and, where applicable, net of premium tax charges).
- Death proceeds may be taxable.
- Premium tax charge may apply.


                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.

- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial surrenders, loans and Contract charges.

- The Contract Value invested in the Eligible Funds is not guaranteed.

- Earnings in the contract are generally free of any current income taxes (see page A-45).
 ---
- You may change the allocation of future payments, within limits, at any time.

- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to the Fixed Account and to situations that involve "market timing.")
 ---
- Contract Value may not be allocated among more than twenty Accounts (including the Fixed Account) at any time.
 ---


                               RETIREMENT BENEFITS
- Lifetime income options.
- Fixed and/or variable payout options.
- Retirement benefits may be taxable.
- Premium tax charge may apply.


                      DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct a mortality and expense risk charge of 1.30% (1.55% for certain sub-accounts) on an annualized basis from the Contract Value daily.

 ---
- We deduct an Administration Asset Charge of 0.10% on an annualized basis from the Contract Value daily.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.



                               ANNUAL CONTRACT FEE

- We deduct a $30 Administration Contract Charge from the Contract Value in the Variable Account on each anniversary while the Contract is in-force, other than under a Payment Option. (May be waived for certain large Contracts.) We deduct a pro rata portion on full surrender and at annuitization.



                                SURRENDER CHARGE

- Consists of Contingent Deferred Sales Charge based on purchase payments made (see pages A-8 and A-38). (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)



                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence (or, in certain states, at the earliest of: full or partial surrender; annuitization; or payment of the Death Proceeds due to the death of a Contract Owner or, if applicable, of the Annuitant).



                               ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may surrender the Contract at any time for its Contract Value, less any applicable Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- We may waive the Contingent Deferred Sales Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                                   THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                       INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO



     The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to seek to maximize current income and preserve capital by investing primarily in fixed-income securities.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO



     The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.



     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO



     The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.



     ARTIO INTERNATIONAL STOCK PORTFOLIO



     The Artio International Stock Portfolio's investment objective is to seek long-term growth of capital.



     BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO



     The Barclays Capital Aggregate Bond Index Portfolio's investment objective is to seek to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO



     The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.



     BLACKROCK BOND INCOME PORTFOLIO



     The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.



     BLACKROCK DIVERSIFIED PORTFOLIO



     The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.



     BLACKROCK LARGE CAP CORE PORTFOLIO



     The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.



     BLACKROCK LARGE CAP VALUE PORTFOLIO



     The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.

     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     BLACKROCK MONEY MARKET PORTFOLIO



     The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.



     BLACKROCK STRATEGIC VALUE PORTFOLIO



     The BlackRock Strategic Value Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.



     CLARION GLOBAL REAL ESTATE PORTFOLIO



     The Clarion Global Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     DAVIS VENTURE VALUE PORTFOLIO



     The Davis Venture Value Portfolio's investment objective is to seek growth of capital.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is to seek long-term growth of capital.



     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     JANUS FORTY PORTFOLIO



     The Janus Forty Portfolio's investment objective is to seek capital appreciation.



     JENNISON GROWTH PORTFOLIO



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     LAZARD MID CAP PORTFOLIO



     The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.



     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO



     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is to seek capital appreciation.



     LEGG MASON VALUE EQUITY PORTFOLIO



     The Legg Mason Value Equity Portfolio's investment objective is to seek long-term growth of capital.



     LOOMIS SAYLES SMALL CAP CORE PORTFOLIO



     The Loomis Sayles Small Cap Core Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.



     LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO



     The Loomis Sayles Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     MET/ARTISAN MID CAP VALUE PORTFOLIO



     The Met/Artisan Mid Cap Value Portfolio's investment objective is to seek long-term capital growth.



     MET/FRANKLIN INCOME PORTFOLIO



     The Met/Franklin Income Portfolio's investment objective is to seek to maximize income while maintaining prospects for capital appreciation.



     MET/FRANKLIN MUTUAL SHARES PORTFOLIO



     The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



     The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is to seek capital appreciation and secondarily investment objective is to seek income.



     MET/TEMPLETON GROWTH PORTFOLIO



     The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is to seek high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's Mid Cap 400(R) Composite Stock Price Index.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.

     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.



     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



     The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.



     MFS(R) TOTAL RETURN PORTFOLIO



     The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.



     MFS(R) VALUE PORTFOLIO



     The MFS(R) Value Portfolio's investment objective is to seek capital appreciation.



     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO



     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to seek to equal the performance of the MSCI EAFE(R) Index.



     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is to seek capital growth.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is to seek capital appreciation.



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO



     The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.



     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to seek to provide maximum real return, consistent with preservation of capital and prudent investment management.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     RCM TECHNOLOGY PORTFOLIO



     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



     RUSSELL 2000(R) INDEX PORTFOLIO



     The Russell 2000(R) Index Portfolio's investment objective is to seek to equal the return of the Russell 2000(R) Index.



     SSGA GROWTH AND INCOME ETF PORTFOLIO



     The SSgA Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.



     SSGA GROWTH ETF PORTFOLIO



     The SSgA Growth ETF Portfolio's investment objective is to seek growth of capital.

     T.  ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital and, secondarily, dividend income.



     T. ROWE PRICE MID CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.



     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital.



     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



     The Western Asset Management U.S. Government Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital and maintenance of liquidity.

INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                              ADVISER (SUBADVISER)
---------                              --------------------
Artio International Stock
  Portfolio(1).......................  Artio Global Management, LLC(2)
Barclays Capital Aggregate Bond Index
  Portfolio(3).......................  MetLife Investment Advisors Company,
                                       LLC
BlackRock Aggressive Growth
  Portfolio..........................  BlackRock Advisors, LLC
BlackRock Bond Income Portfolio......  BlackRock Advisors, LLC
BlackRock Diversified Portfolio......  BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio..  BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth
  Portfolio(4).......................  BlackRock Advisors, LLC
BlackRock Money Market Portfolio.....  BlackRock Advisors, LLC
BlackRock Strategic Value Portfolio..  BlackRock Advisors, LLC
Davis Venture Value Portfolio........  Davis Selected Advisers, L.P.(5)
FI Mid Cap Opportunities Portfolio...  Pyramis Global Advisors, LLC
FI Value Leaders Portfolio...........  Pyramis Global Advisors, LLC
Jennison Growth Portfolio............  Jennison Associates LLC
Loomis Sayles Small Cap Core
  Portfolio(6).......................  Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth
  Portfolio(7).......................  Loomis, Sayles & Company, L.P.(8)
Met/Artisan Mid Cap Value
  Portfolio(9).......................  Artisan Partners Limited
                                       Partnership(10)
MetLife Aggressive Allocation
  Portfolio..........................  N/A(11)
MetLife Conservative Allocation
  Portfolio..........................  N/A(11)
MetLife Conservative to Moderate
  Allocation Portfolio...............  N/A(11)
MetLife Mid Cap Stock Index
  Portfolio..........................  MetLife Investment Advisors Company,
                                       LLC
MetLife Moderate Allocation
  Portfolio..........................  N/A(11)
MetLife Moderate to Aggressive
  Allocation Portfolio...............  N/A(11)
MetLife Stock Index Portfolio........  MetLife Investment Advisors Company,
                                       LLC
MFS(R) Total Return Portfolio........  Massachusetts Financial Services
                                       Company
MFS(R) Value Portfolio...............  Massachusetts Financial Services
                                       Company
Morgan Stanley EAFE(R) Index
  Portfolio..........................  MetLife Investment Advisors Company,
                                       LLC
Neuberger Berman Mid Cap Value
  Portfolio..........................  Neuberger Berman Management LLC
Oppenheimer Global Equity Portfolio..  OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio......  MetLife Investment Advisors Company,
                                       LLC
T. Rowe Price Large Cap Growth
  Portfolio..........................  T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth
  Portfolio..........................  T. Rowe Price Associates, Inc.
Western Asset Management Strategic
  Bond Opportunities Portfolio.......  Western Asset Management Company
Western Asset Management U.S.
  Government Portfolio...............  Western Asset Management Company




-------


(1) Effective May 1, 2009, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio.



(2) Effective May 1, 2009, Artio Global Management, LLC replaced Julius Baer Investment Management, LLC as subadviser.



(3) Effective May 1, 2009, Lehman Brothers(R) Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio.



(4) Effective after 4:00 p.m. Eastern Time on May 1, 2009, FI Large Cap Portfolio merged with and into BlackRock Legacy Large Cap Growth Portfolio (the "Replacement Fund"). If you select the FI Large Cap Portfolio on your application and we receive your application after May 1, 2009, your purchase payments will automatically be allocated to the Replacement Fund. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the FI Large Cap Portfolio on your application.



(5) Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.



(6) Effective May 1, 2009, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio.

(7) Effective May 1, 2009, Frankin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio.



(8) Effective May 1, 2009, Loomis, Sayles & Company, L.P. replaced Franklin Advisers, Inc. as subadviser.



(9) Effective May 1, 2009, Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.



(10) Effective May 1, 2009, Artisan Partners Limited Partnership replaced Harris Associates, L.P. as subadviser.



(11) Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.


     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.




     Effective on or about May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers. As a result, MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Met Investors Series Trust. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



PORTFOLIO                              ADVISER (SUBADVISER)
---------                              --------------------
American Funds Balanced Allocation
Portfolio............................  N/A(1)
American Funds Growth Allocation
  Portfolio..........................  N/A(1)
American Funds Moderate Allocation
  Portfolio..........................  N/A(1)
BlackRock Large Cap Core Portfolio...  BlackRock Advisors, LLC
Clarion Global Real Estate
  Portfolio..........................  ING Clarion Real Estate Securities,
                                       L.P.
Harris Oakmark International
  Portfolio..........................  Harris Associates L.P.
Janus Forty Portfolio................  Janus Capital Management LLC
Lazard Mid Cap Portfolio.............  Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth
  Portfolio..........................  ClearBridge Advisors, LLC
Legg Mason Value Equity Portfolio....  Legg Mason Capital Management. Inc.
Lord Abbett Bond Debenture
  Portfolio..........................  Lord, Abbett & Co. LLC
Met/AIM Small Cap Growth Portfolio...  Invesco Aim Capital Management, Inc.
Met/Franklin Income Portfolio........  Franklin Advisers, Inc.
Met/Franklin Mutual Shares
  Portfolio..........................  Franklin Mutual Advisers, LLC
Met/Franklin Templeton Founding
  Strategy Portfolio.................  N/A(1)
Met/Templeton Growth Portfolio.......  Templeton Global Advisors Limited
MFS(R) Research International
  Portfolio..........................  Massachusetts Financial Services
                                       Company
Oppenheimer Capital Appreciation
  Portfolio..........................  OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond
  Portfolio..........................  Pacific Investment Management Company
                                       LLC
PIMCO Total Return Portfolio.........  Pacific Investment Management Company
                                       LLC
RCM Technology Portfolio.............  RCM Capital Management LLC
SSgA Growth and Income ETF
  Portfolio(2).......................  SSgA Funds Management, Inc.(3)
SSgA Growth ETF Portfolio(4).........  SSgA Funds Management, Inc.(3)
T. Rowe Price Mid Cap Growth
  Portfolio..........................  T. Rowe Price Associates, Inc.




-------


(1) This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers. that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.



(2) Effective September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF Portfolio.



(3) Effective September 2, 2008, SSgA Funds Management, Inc. replaced Gallatin Asset Management, Inc. as subadviser.



(4) Effective September 2, 2008, Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio.

     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                              SUBADVISER
---------                              ----------
American Funds Bond..................  N/A
American Funds Global Small
  Capitalization.....................  N/A
American Funds Growth................  N/A
American Funds Growth-Income.........  N/A


     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)


     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the Artio
          International Stock, BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the , Barclays Capital Aggregate Bond Index, BlackRock Aggressive Growth, BlackRock Diversified, FI Mid Cap Opportunities, Loomis Sayles Small Cap Growth, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, MFS(R) Value and BlackRock Large Cap Value Portfolios;


     -- For the Met Investors Series Trust, we offer Class B shares for all
          Portfolios except the Harris Oakmark International Portfolio which is Class E, the Legg Mason Value Equity Portfolio, which is Class A, and the American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio and American Funds Growth Allocation Portfolio, which are Class C; and

     -- For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.

                                GUARANTEED OPTION

     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.)

                                  THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

     -- If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     -- We will not accept purchase payments made with cash, money orders or travelers checks.


     We will accept a different amount than what is described above if required by federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.


     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TEN-DAY RIGHT TO REVIEW


     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.


EMPLOYEE VERSION



     We also make available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.


ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset

Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other sub-accounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     The Contract's Death Proceeds at any time will be the greater of:

          (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

          (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders. Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

          (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

          (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

EXAMPLE: Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.

          Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].

          Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.



               Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the

          Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.

               If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

               The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

               There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

               If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.


               --TOTAL CONTROL ACCOUNT.



     A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has complete access to the proceeds, with unlimited check-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



     Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.


     Because the death proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the rights of a spouse under the spousal continuation provisions of this Contract will not be available to such partner or same-sex marriage spouse.


     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."

     Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)

     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available American Funds Balanced Allocation , American Funds Bond, American Funds Growth Allocation, American Funds Moderate Allocation , BlackRock Aggressive Growth, BlackRock Diversified, Clarion Global Real Estate, Cyclical Growth and Income ETF, Cyclical Growth ETF, FI Large Cap, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy, Met/Templeton Growth, MetLife Aggressive Allocation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MFS Total Return, Oppenheimer Capital Appreciation, Oppenheimer Global Equity, PIMCO Inflation Protected Bond, T. Rowe Price Large Cap Growth, and T. Rowe Price Small Cap Growth subaccounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.


     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Artio International Stock Portfolio, BlackRock Strategic Value Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield

Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

       AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as

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retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

     -- Certain rules and limitations may apply to the purchase payments you can allocate.

     -- Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     Contact your agent for more information.

ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

     -- any applicable Contingent Deferred Sales Charge (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.);

     -- a pro rata portion of the Administration Contract Charge (on a full surrender only);

     -- a premium tax charge (in certain states only); and

     -- any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

     -- The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the

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

          case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

     -- You must submit a request to our Annuity Administrative Office. (See
          "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

     -- We have to receive your surrender request in our Annuity Administrative
          Office prior to the Maturity Date or the Contract Owner's death.

     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are

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

making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.


     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.


LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS" -- Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.

SUSPENSION OF PAYMENTS


     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.


     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     -- change the Beneficiary

     -- assign the Contract (subject to limitations)

     -- change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.


     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative

Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -- Through your Registered Representative

     -- In writing to New England Life Insurance Company, c/o Annuity
          Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

     -- By fax (515) 457-4301

     -- For transfers or reallocation of future purchase payments, by Internet at www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.

     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


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

                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Administration Contract Charge

     -- Administration Asset Charge

     -- Mortality and Expense Risk Charge

     -- Contingent Deferred Sales Charge

     -- Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-8 through A-10.

ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE


     The Administration Asset Charge is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.


MORTALITY AND EXPENSE RISK CHARGE

     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options) (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                       CHARGE
-------------------                       ------
     0.................................      7%
     1.................................      6%
     2.................................      5%
     3.................................      4%
     4.................................      3%
     5.................................      2%
     6.................................      1%
7 and thereafter.......................      0%



     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

EXAMPLE: Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                           HYPOTHETICAL CONTRACT VALUE


                                                                                         10% OF
                                                                                      BEGINNING OF    MAXIMUM FREE
                                 AT BEGINNING      ON WITHDRAWAL                     YEAR CONTRACT     WITHDRAWAL
                               OF CONTRACT YEAR         DATE        CONTRACT GAIN        VALUE           AMOUNT
                               ----------------    -------------    -------------    -------------    ------------
Situation 1.................        $12,500           $14,000           $4,000           $1,250          $4,000
Situation 2.................        $11,000           $10,000           $    0           $1,100          $1,100

     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

EXAMPLE: Assume that you make a $10,000 purchase payment into the Contract on 6/1/07 and you make another $10,000 purchase payment on 2/1/08. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                           HYPOTHETICAL CONTRACT VALUE


                                                                                         10% OF
                                                                                      BEGINNING OF    MAXIMUM FREE
                                 AT BEGINNING      ON WITHDRAWAL                     YEAR CONTRACT     WITHDRAWAL
                               OF CONTRACT YEAR         DATE        CONTRACT GAIN        VALUE           AMOUNT
                               ----------------    -------------    -------------    -------------    ------------
Situation 1: $7,000 partial
  surrender on 12/1/08......        $22,000           $25,000           $5,000           $2,200          $5,000




     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/07 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

                           HYPOTHETICAL CONTRACT VALUE


                                                                                         10% OF
                                                                                      BEGINNING OF    MAXIMUM FREE
                                 AT BEGINNING      ON WITHDRAWAL                     YEAR CONTRACT     WITHDRAWAL
                               OF CONTRACT YEAR         DATE        CONTRACT GAIN        VALUE           AMOUNT
                               ----------------    -------------    -------------    -------------    ------------
Situation 2: $25,000
  surrender on 1/1/12.......        $30,000           $33,000          $13,000           $3,000          $13,000




     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/07 and $2,000 of the $10,000 purchase payment that you made on 2/1/08. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 + 4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.



     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

     -- After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)


     -- If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

     -- On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

     -- If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

     -- On minimum distributions required by tax law. We currently waive the Contingent Deferred Sales Charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.



PREMIUM TAX CHARGE

     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date.

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY


     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).


     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")


     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)


----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     - The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     - The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     - The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.


     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available American Funds Balanced Allocation, American Funds Bond, American Funds Growth Allocation, American Funds Moderate Allocation, BlackRock Aggressive Growth, BlackRock Diversified, Clarion Global Real Estate, SSgA Growth and Income ETF, SSgA Growth ETF, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy, Met/Templeton Growth, MetLife Aggressive Allocation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MFS(R) Total Return, Oppenheimer Capital Appreciation, Oppenheimer Global Equity, PIMCO Inflation Protected Bond, T. Rowe Price Large Cap Growth, and T. Rowe Price Small Cap Growth Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.


     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS


     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:


          1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth

     Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.



     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.



     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.


     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:




     -- made on or after the taxpayer reaches age 59 1/2;





     -- made on or after the death of an Owner;





     -- attributable to the taxpayer's becoming disabled;





     -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or





     -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.


     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.

     At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-24 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.


     Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.





     As part of the new IRS regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Loans. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(a) OR TSA PLANS UNDER SECTION 403(b), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(p) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.


     Required Minimum Distributions. Qualified Contracts (including Contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Under recently enacted legislation, you (and after your death, your designated Beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five-year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five-year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuity payments under your Contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.



     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER

THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:




     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.





     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.





     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.


     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.



     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                  VOTING RIGHTS


     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.


     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                          DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc., MetLife Investors Distribution Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


                                THE FIXED ACCOUNT

     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.


     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

YIELDS

     The current yield of the BlackRock Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.

NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                                LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.




                              FINANCIAL STATEMENTS



     Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2008 for each Sub-Account of the New England Variable Annuity Separate Account.






                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
American Funds Balanced Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.008465          7.011667               29
American Funds Growth Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          6.359814                8
American Funds Moderate Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.018465          7.685380               24
BlackRock Aggressive Growth Sub-Account
  05/01/2004 to 12/31/2004......................     33.567147         37.215656                1
  01/01/2005 to 12/31/2005......................     37.215656         40.528355                3
  01/01/2006 to 12/31/2006......................     40.528355         42.551290                3
  01/01/2007 to 12/31/2007......................     42.551290         50.447102                7
  01/01/2008 to 12/31/2008......................     50.447102         26.941035                7
BlackRock Bond Income Sub-Account
  04/19/1995 to 12/31/1995......................      2.684861          3.018347                0
  01/01/1996 to 12/31/1996......................      3.018347          3.113250                0
  01/01/1997 to 12/31/1997......................      3.113250          3.404265                0
  01/01/1998 to 12/31/1998......................      3.404265          3.660529            2,055
  01/01/1999 to 12/31/1999......................      3.660529          3.592823           10,828
  01/01/2000 to 12/31/2000......................      3.592823          3.831633           14,739
  01/01/2001 to 12/31/2001......................      3.831633          4.110820           19,958
  01/01/2002 to 12/31/2002......................      4.110820          4.396277           19,912
  01/01/2003 to 12/31/2003......................      4.396277          4.588908           16,117
  01/01/2004 to 12/31/2004......................      4.588908          4.725484           13,186
  01/01/2005 to 12/31/2005......................      4.725484          4.772425           11,543
  01/01/2006 to 12/31/2006......................      4.772425          4.913914            9,252
  01/01/2007 to 12/31/2007......................      4.913914          5.150240            6,928
  01/01/2008 to 12/31/2008......................      5.150240          4.904357            4,352
BlackRock Diversified Sub-Account
  05/01/2004 to 12/31/2004......................     35.331647         38.120554                7
  01/01/2005 to 12/31/2005......................     38.120554         38.651758                8
  01/01/2006 to 12/31/2006......................     38.651758         42.021096                9
  01/01/2007 to 12/31/2007......................     42.021096         43.761019                9
  01/01/2008 to 12/31/2008......................     43.761019         32.378238                5

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/2007 to 12/31/2007......................      7.880141          7.947782              148
  01/01/2008 to 12/31/2008......................      7.947782          4.913150               96
BlackRock Large Cap Core Sub-Account(9)
  (formerly BlackRock Large Cap Sub-Account, and
  before that, BlackRock Investment Trust Sub-
  Account)
  05/01/2001 to 12/31/2001......................      7.438037          6.523987              194
  01/01/2002 to 12/31/2002......................      6.523987          4.742371              293
  01/01/2003 to 12/31/2003......................      4.742371          6.075046              292
  01/01/2004 to 12/31/2004......................      6.075046          6.625220              265
  01/01/2005 to 12/31/2005......................      6.625220          6.750063              220
  01/01/2006 to 12/31/2006......................      6.750063          7.577311              177
  01/01/2007 to 04/27/2007......................      7.577311          7.946557                0
BlackRock Large Cap Value Sub-Account
  05/01/2002 to 12/31/2002......................      1.000000          0.792409              201
  01/01/2003 to 12/31/2003......................      0.792409          1.058093              743
  01/01/2004 to 12/31/2004......................      1.058093          1.182333            1,200
  01/01/2005 to 12/31/2005......................      1.182333          1.232291            1,125
  01/01/2006 to 12/31/2006......................      1.232291          1.448572            1,257
  01/01/2007 to 12/31/2007......................      1.448572          1.475061            1,273
  01/01/2008 to 12/31/2008......................      1.475061          0.944857              850
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/1995 to 12/31/1995......................      1.091176          1.401562                0
  01/01/1996 to 12/31/1996......................      1.401562          1.563978                0
  01/01/1997 to 12/31/1997......................      1.563978          1.937505                0
  01/01/1998 to 12/31/1998......................      1.937505          2.823513            4,586
  01/01/1999 to 12/31/1999......................      2.823513          3.734589           35,476
  01/01/2000 to 12/31/2000......................      3.734589          3.178881           64,981
  01/01/2001 to 12/31/2001......................      3.178881          2.757580           64,873
  01/01/2002 to 12/31/2002......................      2.757580          1.817138           52,142
  01/01/2003 to 12/31/2003......................      1.817138          2.421756           44,305
  01/01/2004 to 12/31/2004......................      2.421756          2.598485           37,765
  01/01/2005 to 12/31/2005......................      2.598485          2.741932           30,881
  01/01/2006 to 12/31/2006......................      2.741932          2.815594           24,947
  01/01/2007 to 12/31/2007......................      2.815594          3.295834           19,000
  01/01/2008 to 12/31/2008......................      3.295834          2.063421           14,251

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Money Market Sub-Account
  04/19/1995 to 12/31/1995......................      1.824171          1.877438                0
  01/01/1996 to 12/31/1996......................      1.877438          1.946086                0
  01/01/1997 to 12/31/1997......................      1.946086          2.021482                0
  01/01/1998 to 12/31/1998......................      2.021482          2.098320            3,737
  01/01/1999 to 12/31/1999......................      2.098320          2.171899           21,356
  01/01/2000 to 12/31/2000......................      2.171899          2.275063           23,796
  01/01/2001 to 12/31/2001......................      2.275063          2.331985           34,100
  01/01/2002 to 12/31/2002......................      2.331985          2.332168           31,377
  01/01/2003 to 12/31/2003......................      2.332168          2.318287           19,901
  01/01/2004 to 12/31/2004......................      2.318287          2.308499           13,139
  01/01/2005 to 12/31/2005......................      2.308499          2.342362           10,767
  01/01/2006 to 12/31/2006......................      2.342362          2.421031            9,479
  01/01/2007 to 12/31/2007......................      2.421031          2.508405            8,853
  01/01/2008 to 12/31/2008......................      2.508405          2.544015            7,147
BlackRock Strategic Value Sub-Account
  01/22/2001 to 12/31/2001......................      1.233728          1.399874           16,044
  01/01/2002 to 12/31/2002......................      1.399874          1.086108           21,052
  01/01/2003 to 12/31/2003......................      1.086108          1.608012           21,923
  01/01/2004 to 12/31/2004......................      1.608012          1.828885           21,043
  01/01/2005 to 12/31/2005......................      1.828885          1.878440           17,739
  01/01/2006 to 12/31/2006......................      1.878440          2.162288           14,030
  01/01/2007 to 12/31/2007......................      2.162288          2.058454           10,854
  01/01/2008 to 12/31/2008......................      2.058454          1.250230            7,181
Clarion Global Real Estate Sub-Account(11)
  (formerly Neuberger Berman Real Estate Sub-
  Account)
  05/01/2004 to 12/31/2004......................      9.998849         12.833645              157
  01/01/2005 to 12/31/2005......................     12.833645         14.337160              303
  01/01/2006 to 12/31/2006......................     14.337160         19.451786              362
  01/01/2007 to 12/31/2007......................     19.451786         16.301648              265
  01/01/2008 to 12/31/2008......................     16.301648          9.375546              177

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Davis Venture Value Sub-Account
  04/19/1995 to 12/31/1995......................      1.071349          1.322415                0
  01/01/1996 to 12/31/1996......................      1.322415          1.640833                0
  01/01/1997 to 12/31/1997......................      1.640833          2.160040                0
  01/01/1998 to 12/31/1998......................      2.160040          2.437055            4,389
  01/01/1999 to 12/31/1999......................      2.437055          2.824171           33,707
  01/01/2000 to 12/31/2000......................      2.824171          3.049260           62,769
  01/01/2001 to 12/31/2001......................      3.049260          2.671524           69,236
  01/01/2002 to 12/31/2002......................      2.671524          2.203059           59,451
  01/01/2003 to 12/31/2003......................      2.203059          2.843065           52,463
  01/01/2004 to 12/31/2004......................      2.843065          3.150202           47,447
  01/01/2005 to 12/31/2005......................      3.150202          3.426424           41,613
  01/01/2006 to 12/31/2006......................      3.426424          3.871576           34,223
  01/01/2007 to 12/31/2007......................      3.871576          3.992217           26,063
  01/01/2008 to 12/31/2008......................      3.992217          2.387519           18,335
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006......................     17.091180         17.290064                1
  01/01/2007 to 12/31/2007......................     17.290064         17.683059                2
  01/01/2008 to 12/31/2008......................     17.683059          9.598675                2
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/2001 to 12/31/2001......................      2.594089          1.548625            4,996
  01/01/2002 to 12/31/2002......................      1.548625          1.081569            4,088
  01/01/2003 to 12/31/2003......................      1.081569          1.432110            3,213
  01/01/2004 to 12/31/2004......................      1.432110          1.649774            3,281
  01/01/2005 to 12/31/2005......................      1.649774          1.735305            2,809
  01/01/2006 to 12/31/2006......................      1.735305          1.909037            2,493
  01/01/2007 to 12/31/2007......................      1.909037          2.035026            2,091
  01/01/2008 to 12/31/2008......................      2.035026          0.894315            1,534
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002......................      1.000000          0.810364               58
  01/01/2003 to 12/31/2003......................      0.810364          1.135435              779
  01/01/2004 to 04/30/2004......................      1.135435          1.125155              955

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
FI Value Leaders Sub-Account
  04/19/1995 to 12/31/1995......................      1.191883          1.483784                0
  01/01/1996 to 12/31/1996......................      1.483784          1.727747                0
  01/01/1997 to 12/31/1997......................      1.727747          2.274012                0
  01/01/1998 to 12/31/1998......................      2.274012          2.790691            4,235
  01/01/1999 to 12/31/1999......................      2.790691          3.009259           27,575
  01/01/2000 to 12/31/2000......................      3.009259          2.814682           36,472
  01/01/2001 to 12/31/2001......................      2.814682          2.388804           33,975
  01/01/2002 to 12/31/2002......................      2.388804          1.897133           25,944
  01/01/2003 to 12/31/2003......................      1.897133          2.374350           21,952
  01/01/2004 to 12/31/2004......................      2.374350          2.662638           18,571
  01/01/2005 to 12/31/2005......................      2.662638          2.906550           15,837
  01/01/2006 to 12/31/2006......................      2.906550          3.208220           12,711
  01/01/2007 to 12/31/2007......................      3.208220          3.296202            9,360
  01/01/2008 to 12/31/2008......................      3.296202          1.984320            6,867
Franklin Templeton Small Cap Growth Sub-Account
  05/01/2001 to 12/31/2001......................      1.000000          0.879708            2,544
  01/01/2002 to 12/31/2002......................      0.879708          0.624213            3,560
  01/01/2003 to 12/31/2003......................      0.624213          0.890094            4,407
  01/01/2004 to 12/31/2004......................      0.890094          0.975527            3,986
  01/01/2005 to 12/31/2005......................      0.975527          1.004244            3,426
  01/01/2006 to 12/31/2006......................      1.004244          1.086578            2,817
  01/01/2007 to 12/31/2007......................      1.086578          1.117621            2,209
  01/01/2008 to 12/31/2008......................      1.117621          0.646788            1,444
Harris Oakmark Focused Value Sub-Account
  04/19/1995 to 12/31/1995......................      1.200515          1.436949                0
  01/01/1996 to 12/31/1996......................      1.436949          1.666295                0
  01/01/1997 to 12/31/1997......................      1.666295          1.927771                0
  01/01/1998 to 12/31/1998......................      1.927771          1.797180            1,480
  01/01/1999 to 12/31/1999......................      1.797180          1.778414            6,534
  01/01/2000 to 12/31/2000......................      1.778414          2.112113           12,974
  01/01/2001 to 12/31/2001......................      2.112113          2.661135           27,260
  01/01/2002 to 12/31/2002......................      2.661135          2.392241           28,648
  01/01/2003 to 12/31/2003......................      2.392241          3.129369           27,596
  01/01/2004 to 12/31/2004......................      3.129369          3.392259           25,281
  01/01/2005 to 12/31/2005......................      3.392259          3.679117           22,038
  01/01/2006 to 12/31/2006......................      3.679117          4.079937           17,220
  01/01/2007 to 12/31/2007......................      4.079937          3.747804           12,873
  01/01/2008 to 12/31/2008......................      3.747804          1.995337            8,451

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Harris Oakmark International Sub-Account
  05/01/2002 to 12/31/2002......................      1.059613          0.883774               28
  01/01/2003 to 12/31/2003......................      0.883774          1.177828            1,735
  01/01/2004 to 12/31/2004......................      1.177828          1.401690            3,988
  01/01/2005 to 12/31/2005......................      1.401690          1.579557            5,834
  01/01/2006 to 12/31/2006......................      1.579557          2.009147            6,239
  01/01/2007 to 12/31/2007......................      2.009147          1.961255            5,357
  01/01/2008 to 12/31/2008......................      1.961255          1.144360            3,327
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007......................    145.834124        178.900463                4
  01/01/2008 to 12/31/2008......................    178.900463        102.320777                7
Jennison Growth Sub-Account(6) (formerly
  Met/Putnam Voyager Sub-Account)
  05/01/2000 to 12/31/2000......................      1.000000          0.723242           14,013
  01/01/2001 to 12/31/2001......................      0.723242          0.493305           24,115
  01/01/2002 to 12/31/2002......................      0.493305          0.345800           20,078
  01/01/2003 to 12/31/2003......................      0.345800          0.429335           16,954
  01/01/2004 to 12/31/2004......................      0.429335          0.444439           14,855
  01/01/2005 to 04/30/2005......................      0.444439          0.409004           13,940
Jennison Growth Sub-Account
  05/01/2005 to 12/31/2005......................      0.410164          0.493718           11,862
  01/01/2006 to 12/31/2006......................      0.493718          0.500291           10,627
  01/01/2007 to 12/31/2007......................      0.500291          0.550886            8,389
  01/01/2008 to 12/31/2008......................      0.550886          0.345330            5,606
Julius Baer International Stock Sub-Account(5)
  (formerly FI International Stock Sub-Account
  and before that, Putnam International Stock
  Sub-Account)
  04/19/1995 to 12/31/1995......................      1.216847          1.262652                0
  01/01/1996 to 12/31/1996......................      1.262652          1.327000                0
  01/01/1997 to 12/31/1997......................      1.327000          1.291549                0
  01/01/1998 to 12/31/1998......................      1.291549          1.366233            1,839
  01/01/1999 to 12/31/1999......................      1.366233          1.678854           11,985
  01/01/2000 to 12/31/2000......................      1.678854          1.486746           33,579
  01/01/2001 to 12/31/2001......................      1.486746          1.164077           35,940
  01/01/2002 to 12/31/2002......................      1.164077          0.947057           31,640
  01/01/2003 to 12/31/2003......................      0.947057          1.195786           27,079
  01/01/2004 to 12/31/2004......................      1.195786          1.393648           23,524
  01/01/2005 to 12/31/2005......................      1.393648          1.621749           19,825
  01/01/2006 to 12/31/2006......................      1.621749          1.862971           16,415
  01/01/2007 to 12/31/2007......................      1.862971          2.026673           12,299
  01/01/2008 to 12/31/2008......................      2.026673          1.116569            8,685

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002......................      1.139697          0.966588              236
  01/01/2003 to 12/31/2003......................      0.966588          1.202639              924
  01/01/2004 to 12/31/2004......................      1.202639          1.356668            1,247
  01/01/2005 to 12/31/2005......................      1.356668          1.445673            1,127
  01/01/2006 to 12/31/2006......................      1.445673          1.634840              987
  01/01/2007 to 12/31/2007......................      1.634840          1.568297            1,099
  01/01/2008 to 12/31/2008......................      1.568297          0.954133              644
Legg Mason Partners Aggressive Growth Sub-
  Account(8) (formerly Legg Mason Aggressive
  Growth Sub-Account which was formerly Janus
  Aggressive Growth Sub-Account, and before
  that, Janus Growth Sub-Account)
  05/01/2001 to 12/31/2001......................      1.000000          0.774690            1,526
  01/01/2002 to 12/31/2002......................      0.774690          0.528474            2,459
  01/01/2003 to 12/31/2003......................      0.528474          0.676949            2,772
  01/01/2004 to 12/31/2004......................      0.676949          0.723856            2,154
  01/01/2005 to 12/31/2005......................      0.723856          0.810729            1,969
  01/01/2006 to 12/31/2006......................      0.810729          0.785591            2,029
  01/01/2007 to 12/31/2007......................      0.785591          0.792170            1,706
  01/01/2008 to 12/31/2008......................      0.792170          0.476078            1,035
Legg Mason Value Equity Sub-Account(2) (formerly
  MFS(R) Investors Trust Sub-Account and, before
  that, MFS(R) Research Managers Sub-Account)
  07/01/1999 to 12/31/1999......................      1.058483          1.186801            3,133
  01/01/2000 to 12/31/2000......................      1.186801          1.127801           27,930
  01/01/2001 to 12/31/2001......................      1.127801          0.879018           25,931
  01/01/2002 to 12/31/2002......................      0.879018          0.657745           20,614
  01/01/2003 to 12/31/2003......................      0.657745          0.804929           17,364
  01/01/2004 to 04/30/2004......................      0.804929          0.820243           16,639
Legg Mason Value Equity Sub-Account(7) (formerly
  MFS(R) Investors Trust Sub-Account)
  07/01/1999 to 12/31/1999......................      1.025560          1.018894            3,629
  01/01/2000 to 12/31/2000......................      1.018894          1.003305           11,237
  01/01/2001 to 12/31/2001......................      1.003305          0.831666           14,716
  01/01/2002 to 12/31/2002......................      0.831666          0.654341           12,644
  01/01/2003 to 12/31/2003......................      0.654341          0.786220           11,517
  01/01/2004 to 12/31/2004......................      0.786220          0.863409           25,236
  01/01/2005 to 12/31/2005......................      0.863409          0.913333           21,232
  01/01/2006 to 04/30/2006......................      0.913333          0.956292                0

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006......................      0.951421          1.021357           17,464
  01/01/2007 to 12/31/2007......................      1.021357          0.949456           13,109
  01/01/2008 to 12/31/2008......................      0.949456          0.426633            9,152
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  01/22/2001 to 12/31/2001......................      1.075873          1.128870            8,293
  01/01/2002 to 12/31/2002......................      1.128870          1.223843           12,899
  01/01/2003 to 12/31/2003......................      1.223843          1.247632           12,423
  01/01/2004 to 12/31/2004......................      1.247632          1.277533           10,899
  01/01/2005 to 12/31/2005......................      1.277533          1.283163            9,652
  01/01/2006 to 12/31/2006......................      1.283163          1.313620            7,749
  01/01/2007 to 12/31/2007......................      1.313620          1.381538            6,323
  01/01/2008 to 12/31/2008......................      1.381538          1.438987            3,549
Loomis Sayles Small Cap Sub-Account
  04/19/1995 to 12/31/1995......................      1.009980          1.218215                0
  01/01/1996 to 12/31/1996......................      1.218215          1.569712                0
  01/01/1997 to 12/31/1997......................      1.569712          1.932590                0
  01/01/1998 to 12/31/1998......................      1.932590          1.873409            2,233
  01/01/1999 to 12/31/1999......................      1.873409          2.433952           11,469
  01/01/2000 to 12/31/2000......................      2.433952          2.526234           33,563
  01/01/2001 to 12/31/2001......................      2.526234          2.271012           32,465
  01/01/2002 to 12/31/2002......................      2.271012          1.756676           26,586
  01/01/2003 to 12/31/2003......................      1.756676          2.363985           23,367
  01/01/2004 to 12/31/2004......................      2.363985          2.713014           20,795
  01/01/2005 to 12/31/2005......................      2.713014          2.860717           17,787
  01/01/2006 to 12/31/2006......................      2.860717          3.291587           14,821
  01/01/2007 to 12/31/2007......................      3.291587          3.631869           11,342
  01/01/2008 to 12/31/2008......................      3.631869          2.295687            8,124
Lord Abbett Bond Debenture Sub-Account
  05/01/2001 to 12/31/2001......................      1.385968          1.370827            1,573
  01/01/2002 to 12/31/2002......................      1.370827          1.344019            3,429
  01/01/2003 to 12/31/2003......................      1.344019          1.579255            6,199
  01/01/2004 to 12/31/2004......................      1.579255          1.684418            6,610
  01/01/2005 to 12/31/2005......................      1.684418          1.685870            6,106
  01/01/2006 to 12/31/2006......................      1.685870          1.814575            5,469
  01/01/2007 to 12/31/2007......................      1.814575          1.906408            4,374
  01/01/2008 to 12/31/2008......................      1.906408          1.530120            2,927

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
MFS(R) Research International Sub-Account
  05/01/2001 to 12/31/2001......................      0.972176          0.847826              634
  01/01/2002 to 12/31/2002......................      0.847826          0.737353            1,416
  01/01/2003 to 12/31/2003......................      0.737353          0.960139            2,008
  01/01/2004 to 12/31/2004......................      0.960139          1.131941            2,711
  01/01/2005 to 12/31/2005......................      1.131941          1.299562            2,955
  01/01/2006 to 12/31/2006......................      1.299562          1.621968            2,926
  01/01/2007 to 12/31/2007......................      1.621968          1.811865            2,699
  01/01/2008 to 12/31/2008......................      1.811865          1.029700            2,232
MFS(R) Total Return Sub-Account(1) (formerly
  Balance Sub-Account)
  04/19/1995 to 12/31/1995......................      1.073395          1.226569                0
  01/01/1996 to 12/31/1996......................      1.226569          1.413947                0
  01/01/1997 to 12/31/1997......................      1.413947          1.619885                0
  01/01/1998 to 12/31/1998......................      1.619885          1.742881            4,075
  01/01/1999 to 12/31/1999......................      1.742881          1.631646           21,661
  01/01/2000 to 12/31/2000......................      1.631646          1.578230           27,155
  01/01/2001 to 12/31/2001......................      1.578230          1.486939           30,533
  01/01/2002 to 12/31/2002......................      1.486939          1.267704           25,819
  01/01/2003 to 12/31/2003......................      1.267704          1.497025           22,345
  01/01/2004 to 04/30/2004......................      1.497025          1.484675           22,170
MFS(R) Total Return Sub-Account (Class E)
  05/01/2004 to 12/31/2004......................     37.796838         41.125167              830
  01/01/2005 to 12/31/2005......................     41.125167         41.752266              756
  01/01/2006 to 12/31/2006......................     41.752266         46.129129              610
  01/01/2007 to 12/31/2007......................     46.129129         47.405000              484
  01/01/2008 to 12/31/2008......................     47.405000         36.335764              325
MFS(R) Value Sub-Account (Class E)(10) (formerly
  Harris Oakmark Large Cap Value Sub-Account
  (Class E))
  05/01/2002 to 12/31/2002......................      1.184038          0.971158              971
  01/01/2003 to 12/31/2003......................      0.971158          1.200332            2,710
  01/01/2004 to 12/31/2004......................      1.200332          1.317239            3,366
  01/01/2005 to 12/31/2005......................      1.317239          1.278940            3,249
  01/01/2006 to 12/31/2006......................      1.278940          1.487377            2,491
  01/01/2007 to 12/31/2007......................      1.487377          1.408970            1,934
  01/01/2008 to 12/31/2008......................      1.408970          0.922356            1,457

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002......................      1.122185          0.847295              338
  01/01/2003 to 12/31/2003......................      0.847295          1.160250              589
  01/01/2004 to 12/31/2004......................      1.160250          1.217670              632
  01/01/2005 to 12/31/2005......................      1.217670          1.300044              474
  01/01/2006 to 12/31/2006......................      1.300044          1.463841              374
  01/01/2007 to 12/31/2007......................      1.463841          1.603183              277
  01/01/2008 to 12/31/2008......................      1.603183          0.968590              167
Met/Franklin Income Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          7.986381               10
Met/Franklin Mutual Shares Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          6.600141                2
Met/Franklin Templeton Founding Strategy Sub-
  Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          7.033638                8
Met/Templeton Growth Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          6.569280                0
MetLife Mid Cap Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.048504          1.029834            2,498
  01/01/2002 to 12/31/2002......................      1.029834          0.862080            3,847
  01/01/2003 to 12/31/2003......................      0.862080          1.143806            3,963
  01/01/2004 to 12/31/2004......................      1.143806          1.305167            3,906
  01/01/2005 to 12/31/2005......................      1.305167          1.441790            3,514
  01/01/2006 to 12/31/2006......................      1.441790          1.561502            3,029
  01/01/2007 to 12/31/2007......................      1.561502          1.655410            2,563
  01/01/2008 to 12/31/2008......................      1.655410          1.038507            1,769
MetLife Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      3.886024          3.507534            2,487
  01/01/2002 to 12/31/2002......................      3.507534          2.679940            3,307
  01/01/2003 to 12/31/2003......................      2.679940          3.379282            3,488
  01/01/2004 to 12/31/2004......................      3.379282          3.674694            3,499
  01/01/2005 to 12/31/2005......................      3.674694          3.782314            2,915
  01/01/2006 to 12/31/2006......................      3.782314          4.296293            2,535
  01/01/2007 to 12/31/2007......................      4.296293          4.446986            2,159
  01/01/2008 to 12/31/2008......................      4.446986          2.751136            1,363

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.101046          0.851563            2,862
  01/01/2002 to 12/31/2002......................      0.851563          0.698977            3,813
  01/01/2003 to 12/31/2003......................      0.698977          0.945675            4,248
  01/01/2004 to 12/31/2004......................      0.945675          1.112204            5,083
  01/01/2005 to 12/31/2005......................      1.112204          1.238623            5,075
  01/01/2006 to 12/31/2006......................      1.238623          1.532261            4,683
  01/01/2007 to 12/31/2007......................      1.532261          1.669792            3,983
  01/01/2008 to 12/31/2008......................      1.669792          0.951685            2,762
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2001 to 12/31/2001......................      1.540633          1.500755              880
  01/01/2002 to 12/31/2002......................      1.500755          1.333183            1,921
  01/01/2003 to 12/31/2003......................      1.333183          1.790083            2,791
  01/01/2004 to 12/31/2004......................      1.790083          2.165131            3,999
  01/01/2005 to 12/31/2005......................      2.165131          2.389785            4,649
  01/01/2006 to 12/31/2006......................      2.389785          2.620536            4,302
  01/01/2007 to 12/31/2007......................      2.620536          2.666358            3,347
  01/01/2008 to 12/31/2008......................      2.666358          1.380911            2,331
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005......................      7.947721          8.629752                9
  01/01/2006 to 12/31/2006......................      8.629752          9.158221               45
  01/01/2007 to 12/31/2007......................      9.158221         10.320556               40
  01/01/2008 to 12/31/2008......................     10.320556          5.501470               34
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004......................     12.752804         14.710742               10
  01/01/2005 to 12/31/2005......................     14.710742         16.824885               32
  01/01/2006 to 12/31/2006......................     16.824885         19.304552               60
  01/01/2007 to 12/31/2007......................     19.304552         20.226655               52
  01/01/2008 to 12/31/2008......................     20.226655         11.855415               41
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006......................     10.995472         11.102944               16
  01/01/2007 to 12/31/2007......................     11.102944         12.129906               36
  01/01/2008 to 12/31/2008......................     12.129906         11.136801              160

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
PIMCO Total Return Sub-Account
  05/01/2001 to 12/31/2001......................      1.001001          1.053729            7,734
  01/01/2002 to 12/31/2002......................      1.053729          1.135740           24,068
  01/01/2003 to 12/31/2003......................      1.135740          1.168176           26,470
  01/01/2004 to 12/31/2004......................      1.168176          1.209265           24,664
  01/01/2005 to 12/31/2005......................      1.209265          1.219302           23,591
  01/01/2006 to 12/31/2006......................      1.219302          1.256717           19,483
  01/01/2007 to 12/31/2007......................      1.256717          1.332890           14,853
  01/01/2008 to 12/31/2008......................      1.332890          1.319696           11,574
RCM Technology Sub-Account
  05/01/2001 to 12/31/2001......................      0.822515          0.609384            2,482
  01/01/2002 to 12/31/2002......................      0.609384          0.296057            2,096
  01/01/2003 to 12/31/2003......................      0.296057          0.460016            4,496
  01/01/2004 to 12/31/2004......................      0.460016          0.434043            3,604
  01/01/2005 to 12/31/2005......................      0.434043          0.475175            2,783
  01/01/2006 to 12/31/2006......................      0.475175          0.493639            2,592
  01/01/2007 to 12/31/2007......................      0.493639          0.640182            2,158
  01/01/2008 to 12/31/2008......................      0.640182          0.350649            1,862
Russell 2000(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.201374          1.184491            3,277
  01/01/2002 to 12/31/2002......................      1.184491          0.927196            3,913
  01/01/2003 to 12/31/2003......................      0.927196          1.332270            4,506
  01/01/2004 to 12/31/2004......................      1.332270          1.542319            4,835
  01/01/2005 to 12/31/2005......................      1.542319          1.586342            4,497
  01/01/2006 to 12/31/2006......................      1.586342          1.839366            3,814
  01/01/2007 to 12/31/2007......................      1.839366          1.782741            3,025
  01/01/2008 to 12/31/2008......................      1.782741          1.165977            1,976
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.116697          1.210073              279
  01/01/2005 to 12/31/2005......................      1.210073          1.268802            1,030
  01/01/2006 to 12/31/2006......................      1.268802          1.412393            1,114
  01/01/2007 to 12/31/2007......................      1.412393          1.520102            1,357
  01/01/2008 to 12/31/2008......................      1.520102          0.869328            1,154

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2001 to 12/31/2001......................      0.981054          0.823736            1,984
  01/01/2002 to 12/31/2002......................      0.823736          0.454589            3,441
  01/01/2003 to 12/31/2003......................      0.454589          0.612518            5,480
  01/01/2004 to 12/31/2004......................      0.612518          0.711632            6,950
  01/01/2005 to 12/31/2005......................      0.711632          0.804413            7,340
  01/01/2006 to 12/31/2006......................      0.804413          0.842156            7,030
  01/01/2007 to 12/31/2007......................      0.842156          0.976849            5,806
  01/01/2008 to 12/31/2008......................      0.976849          0.580351            3,835
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.238152          1.320013               42
  01/01/2005 to 12/31/2005......................      1.320013          1.441195              190
  01/01/2006 to 12/31/2006......................      1.441195          1.472779              557
  01/01/2007 to 12/31/2007......................      1.472779          1.590630              487
  01/01/2008 to 12/31/2008......................      1.590630          0.998819              503
Western Asset Management Strategic Bond
  Opportunities Sub-Account
  04/19/1995 to 12/31/1995......................      1.030925          1.158151                0
  01/01/1996 to 12/31/1996......................      1.158151          1.305874                0
  01/01/1997 to 12/31/1997......................      1.305874          1.430333                0
  01/01/1998 to 12/31/1998......................      1.430333          1.439188            2,999
  01/01/1999 to 12/31/1999......................      1.439188          1.439668           10,480
  01/01/2000 to 12/31/2000......................      1.439668          1.522166           16,507
  01/01/2001 to 12/31/2001......................      1.522166          1.603273           20,870
  01/01/2002 to 12/31/2002......................      1.603273          1.732982           19,757
  01/01/2003 to 12/31/2003......................      1.732982          1.924585           19,494
  01/01/2004 to 12/31/2004......................      1.924585          2.023251           17,883
  01/01/2005 to 12/31/2005......................      2.023251          2.051726           16,382
  01/01/2006 to 12/31/2006......................      2.051726          2.125575           13,022
  01/01/2007 to 12/31/2007......................      2.125575          2.180377            9,844
  01/01/2008 to 12/31/2008......................      2.180377          1.827218            6,079

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Western Asset Management U.S. Government Sub-
  Account
  04/19/1995 to 12/31/1995......................      1.046628          1.138448                0
  01/01/1996 to 12/31/1996......................      1.138448          1.159699                0
  01/01/1997 to 12/31/1997......................      1.159699          1.240432                0
  01/01/1998 to 12/31/1998......................      1.240432          1.316242            3,447
  01/01/1999 to 12/31/1999......................      1.316242          1.300191           11,140
  01/01/2000 to 12/31/2000......................      1.300191          1.416200           16,057
  01/01/2001 to 12/31/2001......................      1.416200          1.490415           25,812
  01/01/2002 to 12/31/2002......................      1.490415          1.586448           31,938
  01/01/2003 to 12/31/2003......................      1.586448          1.590633           24,559
  01/01/2004 to 12/31/2004......................      1.590633          1.615611           20,036
  01/01/2005 to 12/31/2005......................      1.615611          1.620674           17,322
  01/01/2006 to 12/31/2006......................      1.620674          1.664713           14,256
  01/01/2007 to 12/31/2007......................      1.664713          1.712922           10,711
  01/01/2008 to 12/31/2008......................      1.712922          1.682965            6,650
MetLife Conservative Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998849         10.299739               16
  01/01/2006 to 12/31/2006......................     10.299739         10.856842               65
  01/01/2007 to 12/31/2007......................     10.856842         11.301500              108
  01/01/2008 to 12/31/2008......................     11.301500          9.540600              103
MetLife Conservative to Moderate Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998849         10.517665               34
  01/01/2006 to 12/31/2006......................     10.517665         11.349099              147
  01/01/2007 to 12/31/2007......................     11.349099         11.728876              290
  01/01/2008 to 12/31/2008......................     11.728876          9.067698              193
MetLife Moderate Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998849         10.748464               81
  01/01/2006 to 12/31/2006......................     10.748464         11.854319              267
  01/01/2007 to 12/31/2007......................     11.854319         12.196651              421
  01/01/2008 to 12/31/2008......................     12.196651          8.582985              400
MetLife Moderate to Aggressive Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998849         10.974321               81
  01/01/2006 to 12/31/2006......................     10.974321         12.360650              287
  01/01/2007 to 12/31/2007......................     12.360650         12.657119              362
  01/01/2008 to 12/31/2008......................     12.657119          8.097891              371
MetLife Aggressive Sub-Account
  05/01/2005 to 12/31/2005......................      9.998849         11.150576                3
  01/01/2006 to 12/31/2006......................     11.150576         12.717820               19
  01/01/2007 to 12/31/2007......................     12.717820         12.949992               36
  01/01/2008 to 12/31/2008......................     12.949992          7.604288               28

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
SSgA Growth ETF Sub-Account(12)
  05/01/2006 to 12/31/2006......................     10.704349         11.415778                2
  01/01/2007 to 12/31/2007......................     11.415778         11.888698                3
  01/01/2008 to 12/31/2008......................     11.888698          7.858087                0
SSgA Growth and Income ETF Sub-Account(12)
  05/01/2006 to 12/31/2006......................     10.513475         11.160973                5
  01/01/2007 to 12/31/2007......................     11.160973         11.599133                5
  01/01/2008 to 12/31/2008......................     11.599133          8.571201                1
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006......................     14.495461         15.190349               51
  01/01/2007 to 12/31/2007......................     15.190349         15.437741              112
  01/01/2008 to 12/31/2008......................     15.437741         13.764914              109
American Funds Global Small Capitalization Sub-
  Account
  05/01/2001 to 12/31/2001......................      1.476716          1.342550              948
  01/01/2002 to 12/31/2002......................      1.342550          1.068961            2,108
  01/01/2003 to 12/31/2003......................      1.068961          1.614333            2,973
  01/01/2004 to 12/31/2004......................      1.614333          1.919416            3,555
  01/01/2005 to 12/31/2005......................      1.919416          2.366770            4,389
  01/01/2006 to 12/31/2006......................      2.366770          2.888153            4,409
  01/01/2007 to 12/31/2007......................      2.888153          3.449341            4,038
  01/01/2008 to 12/31/2008......................      3.449341          1.576838            2,756
American Funds Growth-Income Sub-Account
  05/01/2001 to 12/31/2001......................      8.470922          8.166745            1,354
  01/01/2002 to 12/31/2002......................      8.166745          6.559432            2,467
  01/01/2003 to 12/31/2003......................      6.559432          8.544391            3,314
  01/01/2004 to 12/31/2004......................      8.544391          9.276103            3,723
  01/01/2005 to 12/31/2005......................      9.276103          9.656906            3,563
  01/01/2006 to 12/31/2006......................      9.656906         10.943498            2,958
  01/01/2007 to 12/31/2007......................     10.943498         11.306237            2,402
  01/01/2008 to 12/31/2008......................     11.306237          6.911494            1,649
American Funds Growth Sub-Account
  05/01/2001 to 12/31/2001......................     12.927305         10.979737              948
  01/01/2002 to 12/31/2002......................     10.979737          8.158775            1,815
  01/01/2003 to 12/31/2003......................      8.158775         10.979316            2,857
  01/01/2004 to 12/31/2004......................     10.979316         12.148754            3,327
  01/01/2005 to 12/31/2005......................     12.148754         13.885527            3,330
  01/01/2006 to 12/31/2006......................     13.885527         15.054513            2,820
  01/01/2007 to 12/31/2007......................     15.054513         16.635251            2,257
  01/01/2008 to 12/31/2008......................     16.635251          9.167329            1,544

-------
  *  Date on which the Sub-Account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.

 (6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

 (9) April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(10) On or about January 7, 2008, Harris Oakmark Large Cap Value Sub-Account of the Metropolitan Fund changed its name to MFS(R) Value Sub-Account.

(11) On or about April 28, 2008, Neuberger Berman Real Estate Sub-Account changed its name to Clarion Global Real Estate Sub-Account.

                                   APPENDIX A

                                  CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS


Toll-free telephone service:  --   A recording of daily unit values is available by
                                   calling 1-800-333-2501.

                              --   Fund transfers and changes of future purchase payment
                                   allocations can be made by calling 1-800-435-4117.

Written Communications:       --   All communications and inquiries regarding address
                                   changes, premium payments, billing, fund transfers,
                                   surrenders, maturities and any other processing
                                   matters relating to your Contract should be directed
                                   to:

                                     New England Life Insurance Company
                                     c/o Annuity Administrative Office
                                     P.O. Box 14594
                                     Des Moines, IA 50306-3594
                                     Fax: (515) 457-4301

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                   PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.





                                 CONTRACTS USED WITH TAX
JURISDICTION                     QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                     --------------------------   -------------------
California                                  0.50%(1)                  2.35%
Florida                                     1.00%(2)                  1.00%(2)
Maine                                         --                      2.00%
Nevada                                        --                      3.50%
South Dakota                                  --                      1.25%
West Virginia                               1.00%(3)                  1.00%(3)
Wyoming                                       --                      1.00%

Puerto Rico                                 1.00%                     1.00%




-------


(1)  Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.



(2) Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.



(3) A special rate applies for large case annuity policies. The special rate is 8/100 of 1% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. The special rate is not subject to retaliation.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                               EXCHANGED CONTRACTS

     You may exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

     The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

     If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

     If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

 CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH
                              ACCUMULATOR CONTRACT




                                         ASSET-
                                          BASED
                                        (MORTAL-
                                          ITY &
                                         EXPENSE
                                           AND       ADMINIS-
                                         ADMIN.       TRATION
                                          ASSET      CONTRACT
                       CDSC              CHARGE)      CHARGE          OTHER
              ---------------------     --------     --------     -------------
American      7% of purchase              1.40%      $30 (or      premium tax
  Growth      payments;                  (1.65%      2% of        charge on
  Series      declining to 0% after        for       total        purchase
  (AGS)       7 years                    certain     Contract     payments in
                                          Sub-       Value if     South Dakota
                                        account-     less)        is paid by us
                                           s)        --waiver     and recovered
                                                       may        later
                                                       apply

Fund I        --none on exchange          .95%       3% of        premium tax
              --subsequent purchase                  first        charge taken
              payments                               $46 2%       from purchase
                will have AGS's                      of           payments in
              CDSC                                   excess       South Dakota
                                                     (amounts     --Sales
                                                     will be      Charge--maxi-
                                                     lower        mum 6%
                                                     for
                                                     single
                                                     purchase
                                                     payment
                                                     con-
                                                     tracts)

Prefer-       --none on exchange          1.25%      $30          premium tax
  ence        --subsequent purchase     (mortal-     --no         charge taken
              payments                   ity and     waiver       from purchase
                will have AGS's          expense                  payments in
              CDSC                      only; no                  South Dakota
                                        Adminis-
                                         tration
                                          Asset
                                         Charge)

Zenith        --none on exchange          1.35%      $30          premium tax
  Accumu-     --will apply on            (1.60%                   charge taken
  lator       subsequent                   for                    from purchase
                withdrawal from AGS      certain                  payments in
              using the                   Sub-                    South Dakota
                time table for          account-
              Zenith                       s)
                Accumulator
              --10 year, 6.5% (of
              Contract
                Value) declining
              CDSC if you
                have a Zenith
              Accumulator
                Contract
              --subsequent purchase
              payments
                will have AGS's
              CDSC

                                TABLE OF CONTENTS
                                     OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
                         FOR THE AMERICAN GROWTH SERIES


                                                                             PAGE
                                                                            -----
THE COMPANY AND THE VARIABLE ACCOUNT..................................       II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS...........       II-3
INVESTMENT ADVICE.....................................................       II-3
DISTRIBUTION OF THE CONTRACTS.........................................       II-5
CALCULATION OF PERFORMANCE DATA.......................................       II-6
CALCULATION OF YIELDS.................................................       II-7
NET INVESTMENT FACTOR.................................................       II-8
ANNUITY PAYMENTS......................................................       II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..................      II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS....................      II-10
THE FIXED ACCOUNT.....................................................      II-11
TAX STATUS OF THE CONTRACTS...........................................      II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................      II-13
LEGAL MATTERS.........................................................      II-13
FINANCIAL STATEMENTS..................................................          1


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116


          [ ]    American Growth Series -- New England Variable Annuity Separate Account
          [ ]    Metropolitan Series Fund, Inc.
          [ ]    Met Investors Series Trust
          [ ]    American Funds Insurance Series
          [ ]    My current address is:


                                                 Name
                                                           ------------------------------------
                 ---------------------------
                       Contract Number
                                                 Address
                                                           ------------------------------------


                 ---------------------------
                          Signature
                                                           ------------------------------------

                                                                                            Zip



                             AMERICAN GROWTH SERIES

                      Individual Variable Annuity Contracts


                    Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
               501 Boylston Street                        Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117




                          SUPPLEMENT DATED MAY 1, 2009
         TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).


     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2008, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-777-5897 or visiting our website at www.nef.com.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Please note, because Death Proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs") and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

                                  EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments...........            None
          Contingent Deferred Sales Charge (as a percentage of             7%
            each purchase payment)............................   declining annually --
                                                                      see Note (1)
          Transfer Fee(2).....................................             $0

NOTES:


(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (this includes withdrawals resulting from a request to divide the Contract Value due to divorce), as follows:


    NUMBER OF COMPLETE YEARS
FROM RECEIPT OF PURCHASE PAYMENT    CHARGE
--------------------------------    ------
                0                     7%
                1                     6%
                2                     5%
                3                     4%
                4                     3%
                5                     2%
                6                     1%
                7  and thereafter     0%


(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

          Administration Contract Charge(1).............................   $30


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)

                                                     AMERICAN FUNDS BOND SUB-ACCOUNT
                                                          AMERICAN FUNDS GROWTH
                                                       SUB-ACCOUNT, AMERICAN FUNDS
                                                      GROWTH-INCOME SUB-ACCOUNT AND
                                                          AMERICAN FUNDS GLOBAL          ALL OTHER
                                                    SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                    --------------------------------   ------------
          Mortality and Expense Risk Charge(2)...                 1.55%                    1.30%
          Administration Asset Charge............                 0.10%                    0.10%
                                                                  -----                    -----
                    Total Variable Account Annual
                      Expenses...................                 1.65%                    1.40%


NOTES:

(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                  MINIMUM   MAXIMUM
                                                                  -------   -------
Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and other
expenses)......................................................     0.34%     1.60%



NOTE:

(1) The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses, as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2008, before and after any applicable contractual expense subsidy or expense deferral arrangement:



ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)



                                                                   ACQUIRED     TOTAL       CONTRACTUAL     NET TOTAL
                                                                  FUND FEES     ANNUAL      FEE WAIVER        ANNUAL
                                  MANAGEMENT   12B-1     OTHER       AND      OPERATING   AND/OR EXPENSE    OPERATING
                                      FEE       FEES   EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT   EXPENSES(2)
                                  ----------   -----   --------   ---------   ---------   --------------   -----------
AMERICAN FUNDS INSURANCE
  SERIES(R)(3)
American Funds Bond Fund........     0.39%      0.25%    0.01%         --        0.65%           --            0.65%
American Funds Global Small
  Capitalization Fund...........     0.71%      0.25%    0.03%         --        0.99%           --            0.99%
American Funds Growth Fund......     0.32%      0.25%    0.01%         --        0.58%           --            0.58%
American Funds Growth-Income
  Fund..........................     0.27%      0.25%    0.01%         --        0.53%           --            0.53%
MET INVESTORS SERIES TRUST(3)
BlackRock Large Cap Core
  Portfolio.....................     0.58%      0.25%    0.04%         --        0.87%           --            0.87%
Clarion Global Real Estate
  Portfolio.....................     0.63%      0.25%    0.05%         --        0.93%           --            0.93%
Harris Oakmark International
  Portfolio.....................     0.78%      0.15%    0.07%         --        1.00%           --            1.00%
Janus Forty Portfolio...........     0.64%      0.25%    0.04%         --        0.93%           --            0.93%
Lazard Mid Cap Portfolio(4).....     0.69%      0.25%    0.05%         --        0.99%           --            0.99%
Legg Mason Partners Aggressive
  Growth Portfolio..............     0.63%      0.25%    0.02%         --        0.90%           --            0.90%
Legg Mason Value Equity
  Portfolio.....................     0.63%        --     0.04%         --        0.67%           --            0.67%
Lord Abbett Bond Debenture
  Portfolio.....................     0.50%      0.25%    0.03%         --        0.78%           --            0.78%
Met/AIM Small Cap Growth
  Portfolio.....................     0.86%      0.25%    0.03%         --        1.14%           --            1.14%
Met/Franklin Income
  Portfolio(5)..................     0.80%      0.25%    0.23%         --        1.28%         0.02%           1.26%
Met/Franklin Mutual Shares
  Portfolio(6)..................     0.80%      0.25%    0.55%         --        1.60%         0.45%           1.15%
Met/Templeton Growth
  Portfolio(7)..................     0.70%      0.25%    0.59%         --        1.54%         0.47%           1.07%
MFS(R) Research International
  Portfolio.....................     0.70%      0.25%    0.06%         --        1.01%           --            1.01%
Oppenheimer Capital Appreciation
  Portfolio.....................     0.59%      0.25%    0.04%         --        0.88%           --            0.88%
PIMCO Inflation Protected Bond
  Portfolio.....................     0.49%      0.25%    0.04%         --        0.78%           --            0.78%
PIMCO Total Return Portfolio....     0.48%      0.25%    0.05%         --        0.78%           --            0.78%
RCM Technology Portfolio........     0.88%      0.25%    0.09%         --        1.22%           --            1.22%
T. Rowe Price Mid Cap Growth
  Portfolio.....................     0.75%      0.25%    0.03%         --        1.03%           --            1.03%
MET INVESTORS SERIES
  TRUST -- ASSET ALLOCATION
  PORTFOLIOS(3)
American Funds Balanced
  Allocation Portfolio(8).......     0.10%      0.55%    0.05%       0.40%       1.10%         0.05%           1.05%
American Funds Moderate
  Allocation Portfolio(8).......     0.10%      0.55%    0.05%       0.42%       1.12%         0.05%           1.07%
American Funds Growth Allocation
  Portfolio(8)..................     0.10%      0.55%    0.05%       0.38%       1.08%         0.05%           1.03%
Met/Franklin Templeton Founding
  Strategy Portfolio(9).........     0.05%      0.25%    0.08%       0.89%       1.27%         0.08%           1.19%
MET INVESTORS SERIES
  TRUST -- ETF PORTFOLIOS(3)
SSgA Growth and Income ETF
  Portfolio(10).................     0.33%      0.25%    0.08%       0.20%       0.86%         0.03%           0.83%
SSgA Growth ETF Portfolio(11)...     0.33%      0.25%    0.08%       0.21%       0.87%         0.03%           0.84%
METROPOLITAN FUND(3)
Artio International Stock
  Portfolio(12).................     0.82%        --     0.13%         --        0.95%         0.03%           0.92%
Barclays Capital Aggregate Bond
  Index Portfolio(13)...........     0.25%      0.25%    0.04%         --        0.54%         0.01%           0.53%
BlackRock Aggressive Growth
  Portfolio(14).................     0.72%      0.25%    0.05%         --        1.02%           --            1.02%
BlackRock Bond Income
  Portfolio.....................     0.38%        --     0.05%         --        0.43%         0.01%           0.42%
BlackRock Diversified
  Portfolio.....................     0.45%      0.25%    0.04%         --        0.74%           --            0.74%
BlackRock Large Cap Value
  Portfolio.....................     0.67%      0.15%    0.05%         --        0.87%           --            0.87%
BlackRock Legacy Large Cap
  Growth Portfolio(15)..........     0.73%        --     0.05%         --        0.78%         0.01%           0.77%
BlackRock Money Market
  Portfolio(16).................     0.32%        --     0.02%         --        0.34%         0.01%           0.33%
BlackRock Strategic Value
  Portfolio.....................     0.84%        --     0.05%         --        0.89%           --            0.89%

                                                                   ACQUIRED     TOTAL       CONTRACTUAL     NET TOTAL
                                                                  FUND FEES     ANNUAL      FEE WAIVER        ANNUAL
                                  MANAGEMENT   12B-1     OTHER       AND      OPERATING   AND/OR EXPENSE    OPERATING
                                      FEE       FEES   EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT   EXPENSES(2)
                                  ----------   -----   --------   ---------   ---------   --------------   -----------
Davis Venture Value
  Portfolio(17).................     0.70%        --     0.03%         --        0.73%         0.04%           0.69%
FI Mid Cap Opportunities
  Portfolio.....................     0.68%      0.25%    0.07%         --        1.00%           --            1.00%
FI Value Leaders Portfolio......     0.65%        --     0.06%         --        0.71%           --            0.71%
Jennison Growth Portfolio.......     0.63%        --     0.04%         --        0.67%           --            0.67%
Loomis Sayles Small Cap Core
  Portfolio(18).................     0.90%        --     0.06%         --        0.96%         0.05%           0.91%
Loomis Sayles Small Cap Growth
  Portfolio(19).................     0.90%      0.25%    0.13%         --        1.28%         0.06%           1.22%
Met/Artisan Mid Cap Value
  Portfolio.....................     0.81%        --     0.04%         --        0.85%           --            0.85%
MetLife Mid Cap Stock Index
  Portfolio(13).................     0.25%      0.25%    0.08%         --        0.58%         0.01%           0.57%
MetLife Stock Index
  Portfolio(13).................     0.25%      0.25%    0.04%         --        0.54%         0.01%           0.53%
MFS(R) Total Return Portfolio...     0.53%      0.15%    0.05%         --        0.73%           --            0.73%
MFS(R) Value Portfolio(20)......     0.72%      0.15%    0.08%         --        0.95%         0.07%           0.88%
Morgan Stanley EAFE(R) Index
  Portfolio(21).................     0.30%      0.25%    0.12%       0.01%       0.68%         0.01%           0.67%
Neuberger Berman Mid Cap Value
  Portfolio.....................     0.65%      0.25%    0.04%         --        0.94%           --            0.94%
Oppenheimer Global Equity
  Portfolio.....................     0.52%      0.25%    0.09%         --        0.86%           --            0.86%
Russell 2000(R) Index
  Portfolio(13).................     0.25%      0.25%    0.07%       0.01%       0.58%         0.01%           0.57%
T. Rowe Price Large Cap Growth
  Portfolio.....................     0.60%      0.25%    0.07%         --        0.92%           --            0.92%
T. Rowe Price Small Cap Growth
  Portfolio.....................     0.51%      0.25%    0.08%         --        0.84%           --            0.84%
Western Asset Management
  Strategic Bond Opportunities
  Portfolio.....................     0.60%        --     0.05%         --        0.65%           --            0.65%
Western Asset Management U.S.
  Government Portfolio..........     0.48%        --     0.04%         --        0.52%           --            0.52%
METROPOLITAN FUND -- ASSET
  ALLOCATION PORTFOLIOS(3)
MetLife Conservative Allocation
  Portfolio(22).................     0.10%      0.25%    0.02%       0.56%       0.93%         0.02%           0.91%
MetLife Conservative to Moderate
  Allocation Portfolio(22)......     0.09%      0.25%    0.01%       0.61%       0.96%           --            0.96%
MetLife Moderate Allocation
  Portfolio(22).................     0.07%      0.25%      --        0.65%       0.97%           --            0.97%
MetLife Moderate to Aggressive
  Allocation Portfolio(22)......     0.07%      0.25%      --        0.68%       1.00%           --            1.00%
MetLife Aggressive Allocation
  Portfolio(22).................     0.10%      0.25%    0.03%       0.72%       1.10%         0.03%           1.07%



--------


 (1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008. Certain Eligible Funds may charge a redemption fee in the future. Current or future expenses may be greater or less than those shown.



 (2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



 (3) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund and the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



 (4) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



 (5) The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees. Due to a voluntary management fee waiver not reflected in the table, the Portfolio's actual net operating expenses for the year ended December 31, 2008 were 1.14% for the Class B shares.



 (6) The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.



 (7) The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.80%, excluding 12b-1 fees. Due to a voluntary management fee waiver not reflected in the table, the Portfolio's actual net operating expenses for the year ended December 31, 2008 were 1.05% for the Class B shares.



 (8) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.

 (9) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.05%.



(10) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to waive a portion of the management fee equal to 0.03% of the first $500 million of average daily net assets. The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.03% of deferred expense reimbursement from a prior period.



(11) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to waive a portion of the management fee equal to 0.03% of the first $500 million of average daily net assets. The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.



(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.



(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.



(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.



(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.



(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.



(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million.



(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million.



(20) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.



(21) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.



(22) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.35% of the average daily net assets of the Class B shares.




EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
(a).............................................   $953     $1,425    $1,907    $3,374
(b).............................................   $836     $1,067    $1,283    $2,128



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):




                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------   -------   -------   --------
(a)..............................................   $311      $949     $1,611    $3,374
(b)..............................................   $185      $572     $  983    $2,128



     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

--------
NOTES:


(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.138% has been used. (See Note (1) to the Variable Account Annual Expenses table on p. A-3.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)

--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES").

                                   THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                       INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO



     The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to seek to maximize current income and preserve capital by investing primarily in fixed-income securities.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO



     The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.



     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO



     The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.



     ARTIO INTERNATIONAL STOCK PORTFOLIO



     The Artio International Stock Portfolio's investment objective is to seek long-term growth of capital.



     BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO



     The Barclays Capital Aggregate Bond Index Portfolio's investment objective is to seek to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO



     The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.



     BLACKROCK BOND INCOME PORTFOLIO



     The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.



     BLACKROCK DIVERSIFIED PORTFOLIO



     The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.



     BLACKROCK LARGE CAP CORE PORTFOLIO



     The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.



     BLACKROCK LARGE CAP VALUE PORTFOLIO



     The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.



     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

     BLACKROCK MONEY MARKET PORTFOLIO



     The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.



     BLACKROCK STRATEGIC VALUE PORTFOLIO



     The BlackRock Strategic Value Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.



     CLARION GLOBAL REAL ESTATE PORTFOLIO



     The Clarion Global Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     DAVIS VENTURE VALUE PORTFOLIO



     The Davis Venture Value Portfolio's investment objective is to seek growth of capital.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is to seek long-term growth of capital.



     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     JANUS FORTY PORTFOLIO



     The Janus Forty Portfolio's investment objective is to seek capital appreciation.



     JENNISON GROWTH PORTFOLIO



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     LAZARD MID CAP PORTFOLIO



     The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.



     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO



     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is to seek capital appreciation.



     LEGG MASON VALUE EQUITY PORTFOLIO



     The Legg Mason Value Equity Portfolio's investment objective is to seek long-term growth of capital.



     LOOMIS SAYLES SMALL CAP CORE PORTFOLIO



     The Loomis Sayles Small Cap Core Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.



     LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO



     The Loomis Sayles Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

     MET/ARTISAN MID CAP VALUE PORTFOLIO



     The Met/Artisan Mid Cap Value Portfolio's investment objective is to seek long-term capital growth.



     MET/FRANKLIN INCOME PORTFOLIO



     The Met/Franklin Income Portfolio's investment objective is to seek to maximize income while maintaining prospects for capital appreciation.



     MET/FRANKLIN MUTUAL SHARES PORTFOLIO



     The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



     The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is to seek capital appreciation and secondarily investment objective is to seek income.



     MET/TEMPLETON GROWTH PORTFOLIO



     The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is to seek high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's Mid Cap 400(R) Composite Stock Price Index.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.



     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



     The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.



     MFS(R) TOTAL RETURN PORTFOLIO



     The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.

     MFS(R) VALUE PORTFOLIO



     The MFS(R) Value Portfolio's investment objective is to seek capital appreciation.



     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO



     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to seek to equal the performance of the MSCI EAFE(R) Index.



     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is to seek capital growth.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is to seek capital appreciation.



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO



     The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.



     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to seek to provide maximum real return, consistent with preservation of capital and prudent investment management.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     RCM TECHNOLOGY PORTFOLIO



     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



     RUSSELL 2000(R) INDEX PORTFOLIO



     The Russell 2000(R) Index Portfolio's investment objective is to seek to equal the return of the Russell 2000(R) Index.



     SSGA GROWTH AND INCOME ETF PORTFOLIO



     The SSgA Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.



     SSGA GROWTH ETF PORTFOLIO



     The SSgA Growth ETF Portfolio's investment objective is to seek growth of capital.



     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital and, secondarily, dividend income.



     T. ROWE PRICE MID CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.



     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital.

     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



     The Western Asset Management U.S. Government Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital and maintenance of liquidity.




INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                             ADVISER (SUBADVISER)
---------                             --------------------
Artio International Stock
  Portfolio(1)......................  Artio Global Management, LLC(2)
Barclays Capital Aggregate Bond       MetLife Investment Advisors Company,
  Index Portfolio(3)................  LLC
BlackRock Aggressive Growth
  Portfolio.........................  BlackRock Advisors, LLC
BlackRock Bond Income Portfolio.....  BlackRock Advisors, LLC
BlackRock Diversified Portfolio.....  BlackRock Advisors, LLC
BlackRock Large Cap Value
  Portfolio.........................  BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth
  Portfolio(4)......................  BlackRock Advisors, LLC
BlackRock Money Market Portfolio....  BlackRock Advisors, LLC
BlackRock Strategic Value
  Portfolio.........................  BlackRock Advisors, LLC
Davis Venture Value Portfolio.......  Davis Selected Advisers, L.P.(5)
FI Mid Cap Opportunities Portfolio..  Pyramis Global Advisors, LLC
FI Value Leaders Portfolio..........  Pyramis Global Advisors, LLC
Jennison Growth Portfolio...........  Jennison Associates LLC
Loomis Sayles Small Cap Core
  Portfolio(6)......................  Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth
  Portfolio(7)......................  Loomis, Sayles & Company, L.P.(8)
Met/Artisan Mid Cap Value             Artisan Partners Limited
  Portfolio(9)......................  Partnership(10)
MetLife Aggressive Allocation
  Portfolio.........................  N/A(11)
MetLife Conservative Allocation
  Portfolio.........................  N/A(11)
MetLife Conservative to Moderate
  Allocation Portfolio..............  N/A(11)
MetLife Mid Cap Stock Index           MetLife Investment Advisors Company,
  Portfolio.........................  LLC
MetLife Moderate Allocation
  Portfolio.........................  N/A(11)
MetLife Moderate to Aggressive
  Allocation Portfolio..............  N/A(11)
MetLife Stock Index Portfolio.......  MetLife Investment Advisors Company,
                                      LLC
MFS(R) Total Return Portfolio.......  Massachusetts Financial Services
                                      Company
MFS(R) Value Portfolio..............  Massachusetts Financial Services
                                      Company
Morgan Stanley EAFE(R) Index          MetLife Investment Advisors Company,
  Portfolio.........................  LLC
Neuberger Berman Mid Cap Value
  Portfolio.........................  Neuberger Berman Management LLC
Oppenheimer Global Equity
  Portfolio.........................  OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio.....  MetLife Investment Advisors Company,
                                      LLC
T. Rowe Price Large Cap Growth
  Portfolio.........................  T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth
  Portfolio.........................  T. Rowe Price Associates, Inc.
Western Asset Management Strategic
  Bond Opportunities Portfolio......  Western Asset Management Company
Western Asset Management U.S.
  Government Portfolio..............  Western Asset Management Company



-------


(1) Effective May 1, 2009, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio.



(2) Effective May 1, 2009, Artio Global Management, LLC replaced Julius Baer Investment Management, LLC as subadviser.



(3) Effective May 1, 2009, Lehman Brothers(R) Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio.



(4) Effective after 4:00 p.m. Eastern Time on May 1, 2009, FI Large Cap Portfolio merged with and into BlackRock Legacy Large Cap Growth Portfolio (the "Replacement Fund"). If you select the FI Large Cap Portfolio on your application and we receive your application after May 1, 2009, your purchase payments will automatically be allocated to the Replacement Fund. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the FI Large Cap Portfolio on your application.



(5) Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.



(6) Effective May 1, 2009, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio.



(7) Effective May 1, 2009, Frankin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio.



(8) Effective May 1, 2009, Loomis, Sayles & Company, L.P. replaced Franklin Advisers, Inc. as subadviser.



(9) Effective May 1, 2009, Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.



(10) Effective May 1, 2009, Artisan Partners Limited Partnership replaced Harris Associates, L.P. as subadviser.



(11) Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio(collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios(Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.


     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.




     Effective on or about May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers. As a result, MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Met Investors Series Trust. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



PORTFOLIO                           ADVISER (SUBADVISER)
---------                           --------------------
American Funds Balanced Allocation
  Portfolio.......................  N/A(1)
American Funds Growth Allocation
  Portfolio.......................  N/A(1)
American Funds Moderate Allocation
  Portfolio.......................  N/A(1)
BlackRock Large Cap Core
  Portfolio.......................  BlackRock Advisors, LLC
Clarion Global Real Estate
  Portfolio.......................  ING Clarion Real Estate Securities, L.P.
Harris Oakmark International
  Portfolio.......................  Harris Associates L.P.
Janus Forty Portfolio.............  Janus Capital Management LLC
Lazard Mid Cap Portfolio..........  Lazard Asset Management LLC
Legg Mason Partners Aggressive
  Growth Portfolio................  ClearBridge Advisors, LLC
Legg Mason Value Equity
  Portfolio.......................  Legg Mason Capital Management. Inc.
Lord Abbett Bond Debenture
  Portfolio.......................  Lord, Abbett & Co. LLC
Met/AIM Small Cap Growth
  Portfolio.......................  Invesco Aim Capital Management, Inc.
Met/Franklin Income Portfolio.....  Franklin Advisers, Inc.
Met/Franklin Mutual Shares
  Portfolio.......................  Franklin Mutual Advisers, LLC
Met/Franklin Templeton Founding
  Strategy Portfolio..............  N/A(1)
Met/Templeton Growth Portfolio....  Templeton Global Advisors Limited
MFS(R) Research International
  Portfolio.......................  Massachusetts Financial Services Company
Oppenheimer Capital Appreciation
  Portfolio.......................  OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond      Pacific Investment Management Company
  Portfolio.......................  LLC
PIMCO Total Return Portfolio......  Pacific Investment Management Company
                                    LLC
RCM Technology Portfolio..........  RCM Capital Management LLC
SSgA Growth and Income ETF
  Portfolio(2)....................  SSgA Funds Management, Inc.(3)
SSgA Growth ETF Portfolio(4)......  SSgA Funds Management, Inc.(3)
T. Rowe Price Mid Cap Growth
  Portfolio.......................  T. Rowe Price Associates, Inc.




-------


(1) This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers. that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.

(2) Effective September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF Portfolio.



(3) Effective September 2, 2008, SSgA Funds Management, Inc. replaced Gallatin Asset Management, Inc. as subadviser.



(4) Effective September 2, 2008, Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio.


     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                              SUBADVISER
---------                              ----------
American Funds Bond..................  N/A
American Funds Global Small            N/A
  Capitalization.....................
American Funds Growth................  N/A
American Funds Growth-Income.........  N/A


     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)


     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the Artio International Stock, BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the , Barclays Capital Aggregate Bond Index, BlackRock Aggressive Growth, BlackRock Diversified, FI Mid Cap Opportunities, Loomis Sayles Small Cap Growth, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index,
         T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, MFS(R) Value and BlackRock Large Cap Value Portfolios;



     -- For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio which is Class E, the Legg Mason Equity Portfolio, which is Class A, and the American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio and American Funds Moderate Allocation Portfolio, which are Class C; and


     --  For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                                  THE CONTRACTS

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

     -- If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

TRANSFER PRIVILEGE

     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS(R) Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, SSgA Growth and Income ETF, SSgA Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond, American Funds Balanced Allocation, American Funds Growth Allocation, American Funds Moderate Allocation, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth subaccounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.


     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Artio International Stock Portfolio, BlackRock Strategic Value Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

          AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     Guaranteed Account. If you have selected an enhanced dollar cost averaging program, and if the selected day for a transfer from the guaranteed account to your selected subaccounts is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

SURRENDER AND LOAN PROCEEDS

     We will normally pay surrender and loan proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


CONTINGENT DEFERRED SALES CHARGE



     We will waive the Contingent Deferred Sales Charge if the amount of the Contingent Deferred Sales Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

SYSTEMATIC WITHDRAWALS

     If you have selected the Systematic Withdrawal feature and would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20(th) day of the month.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

     - By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -  Through your Registered Representative

     - In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

     -  By fax (515) 457-4301.

     - For transfers or reallocation of future purchase payments, by Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your sales representative before submitting the form or request.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.



                     PAYMENT ON DEATH PRIOR TO ANNUITIZATION



     --TOTAL CONTROL ACCOUNT.



     A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has complete access to the proceeds, with unlimited check-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



     Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

     --SPECIAL OPTIONS FOR SPOUSES.



     Because the death proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the rights of a spouse under the spousal continuation provisions of this Contract will not be available to such partner or same-sex marriage spouse.


                            REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).


     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by State law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")


     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".


     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.


     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     - The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     - The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


     - The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.


     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee.


     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.


     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS(R) Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Clarion Global Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, SSgA Growth and Income ETF, SSgA Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond, American Funds Balanced Allocation, American Funds Moderate Allocation, American Funds Growth Allocation, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.


     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS


     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:


          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and


          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.


     For any tax-qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.


     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations -- Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the

Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          --  made on or after the taxpayer reaches age 59 1/2;

          --  made on or after the death of an Owner;

          --  attributable to the taxpayer's becoming disabled;

          -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

          -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.


     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.


     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.


     Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.





     As part of the new IRS regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Loans. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF

THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.


     Required Minimum Distributions. Qualified Contracts (including Contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Under recently enacted legislation, you (and after your death, your designated Beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five-year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five-year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuity payments under your Contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.



     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.



     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                  VOTING RIGHTS


     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.


     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                          DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares. (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc., Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


                                THE FIXED ACCOUNT


     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state.


     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

                                LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2008 for each Sub-Account of the New England Variable Annuity Separate Account.




                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
American Funds Balanced Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.008465          7.011667               29
American Funds Growth Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          6.359814                8
American Funds Moderate Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.018465          7.685380               24
BlackRock Aggressive Growth Sub-Account
  05/01/2004 to 12/31/2004......................     33.567147         37.215656                1
  01/01/2005 to 12/31/2005......................     37.215656         40.528355                3
  01/01/2006 to 12/31/2006......................     40.528355         42.551290                3
  01/01/2007 to 12/31/2007......................     42.551290         50.447102                7
  01/01/2008 to 12/31/2008......................     50.447102         26.941035                7
BlackRock Bond Income Sub-Account
  04/19/1995 to 12/31/1995......................      2.684861          3.018347                0
  01/01/1996 to 12/31/1996......................      3.018347          3.113250                0
  01/01/1997 to 12/31/1997......................      3.113250          3.404265                0
  01/01/1998 to 12/31/1998......................      3.404265          3.660529            2,055
  01/01/1999 to 12/31/1999......................      3.660529          3.592823           10,828
  01/01/2000 to 12/31/2000......................      3.592823          3.831633           14,739
  01/01/2001 to 12/31/2001......................      3.831633          4.110820           19,958
  01/01/2002 to 12/31/2002......................      4.110820          4.396277           19,912
  01/01/2003 to 12/31/2003......................      4.396277          4.588908           16,117
  01/01/2004 to 12/31/2004......................      4.588908          4.725484           13,186
  01/01/2005 to 12/31/2005......................      4.725484          4.772425           11,543
  01/01/2006 to 12/31/2006......................      4.772425          4.913914            9,252
  01/01/2007 to 12/31/2007......................      4.913914          5.150240            6,928
  01/01/2008 to 12/31/2008......................      5.150240          4.904357            4,352
BlackRock Diversified Sub-Account
  05/01/2004 to 12/31/2004......................     35.331647         38.120554                7
  01/01/2005 to 12/31/2005......................     38.120554         38.651758                8
  01/01/2006 to 12/31/2006......................     38.651758         42.021096                9
  01/01/2007 to 12/31/2007......................     42.021096         43.761019                9
  01/01/2008 to 12/31/2008......................     43.761019         32.378238                5

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/2007 to 12/31/2007......................      7.880141          7.947782              148
  01/01/2008 to 12/31/2008......................      7.947782          4.913150               96
BlackRock Large Cap Core Sub-Account(9)
  (formerly BlackRock Large Cap Sub-Account, and
  before that, BlackRock Investment Trust Sub-
  Account)
  05/01/2001 to 12/31/2001......................      7.438037          6.523987              194
  01/01/2002 to 12/31/2002......................      6.523987          4.742371              293
  01/01/2003 to 12/31/2003......................      4.742371          6.075046              292
  01/01/2004 to 12/31/2004......................      6.075046          6.625220              265
  01/01/2005 to 12/31/2005......................      6.625220          6.750063              220
  01/01/2006 to 12/31/2006......................      6.750063          7.577311              177
  01/01/2007 to 04/27/2007......................      7.577311          7.946557                0
BlackRock Large Cap Value Sub-Account
  05/01/2002 to 12/31/2002......................      1.000000          0.792409              201
  01/01/2003 to 12/31/2003......................      0.792409          1.058093              743
  01/01/2004 to 12/31/2004......................      1.058093          1.182333            1,200
  01/01/2005 to 12/31/2005......................      1.182333          1.232291            1,125
  01/01/2006 to 12/31/2006......................      1.232291          1.448572            1,257
  01/01/2007 to 12/31/2007......................      1.448572          1.475061            1,273
  01/01/2008 to 12/31/2008......................      1.475061          0.944857              850
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/1995 to 12/31/1995......................      1.091176          1.401562                0
  01/01/1996 to 12/31/1996......................      1.401562          1.563978                0
  01/01/1997 to 12/31/1997......................      1.563978          1.937505                0
  01/01/1998 to 12/31/1998......................      1.937505          2.823513            4,586
  01/01/1999 to 12/31/1999......................      2.823513          3.734589           35,476
  01/01/2000 to 12/31/2000......................      3.734589          3.178881           64,981
  01/01/2001 to 12/31/2001......................      3.178881          2.757580           64,873
  01/01/2002 to 12/31/2002......................      2.757580          1.817138           52,142
  01/01/2003 to 12/31/2003......................      1.817138          2.421756           44,305
  01/01/2004 to 12/31/2004......................      2.421756          2.598485           37,765
  01/01/2005 to 12/31/2005......................      2.598485          2.741932           30,881
  01/01/2006 to 12/31/2006......................      2.741932          2.815594           24,947
  01/01/2007 to 12/31/2007......................      2.815594          3.295834           19,000
  01/01/2008 to 12/31/2008......................      3.295834          2.063421           14,251

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Money Market Sub-Account
  04/19/1995 to 12/31/1995......................      1.824171          1.877438                0
  01/01/1996 to 12/31/1996......................      1.877438          1.946086                0
  01/01/1997 to 12/31/1997......................      1.946086          2.021482                0
  01/01/1998 to 12/31/1998......................      2.021482          2.098320            3,737
  01/01/1999 to 12/31/1999......................      2.098320          2.171899           21,356
  01/01/2000 to 12/31/2000......................      2.171899          2.275063           23,796
  01/01/2001 to 12/31/2001......................      2.275063          2.331985           34,100
  01/01/2002 to 12/31/2002......................      2.331985          2.332168           31,377
  01/01/2003 to 12/31/2003......................      2.332168          2.318287           19,901
  01/01/2004 to 12/31/2004......................      2.318287          2.308499           13,139
  01/01/2005 to 12/31/2005......................      2.308499          2.342362           10,767
  01/01/2006 to 12/31/2006......................      2.342362          2.421031            9,479
  01/01/2007 to 12/31/2007......................      2.421031          2.508405            8,853
  01/01/2008 to 12/31/2008......................      2.508405          2.544015            7,147
BlackRock Strategic Value Sub-Account
  01/22/2001 to 12/31/2001......................      1.233728          1.399874           16,044
  01/01/2002 to 12/31/2002......................      1.399874          1.086108           21,052
  01/01/2003 to 12/31/2003......................      1.086108          1.608012           21,923
  01/01/2004 to 12/31/2004......................      1.608012          1.828885           21,043
  01/01/2005 to 12/31/2005......................      1.828885          1.878440           17,739
  01/01/2006 to 12/31/2006......................      1.878440          2.162288           14,030
  01/01/2007 to 12/31/2007......................      2.162288          2.058454           10,854
  01/01/2008 to 12/31/2008......................      2.058454          1.250230            7,181
Clarion Global Real Estate Sub-Account(11)
  (formerly Neuberger Berman Real Estate Sub-
  Account)
  05/01/2004 to 12/31/2004......................      9.998849         12.833645              157
  01/01/2005 to 12/31/2005......................     12.833645         14.337160              303
  01/01/2006 to 12/31/2006......................     14.337160         19.451786              362
  01/01/2007 to 12/31/2007......................     19.451786         16.301648              265
  01/01/2008 to 12/31/2008......................     16.301648          9.375546              177

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Davis Venture Value Sub-Account
  04/19/1995 to 12/31/1995......................      1.071349          1.322415                0
  01/01/1996 to 12/31/1996......................      1.322415          1.640833                0
  01/01/1997 to 12/31/1997......................      1.640833          2.160040                0
  01/01/1998 to 12/31/1998......................      2.160040          2.437055            4,389
  01/01/1999 to 12/31/1999......................      2.437055          2.824171           33,707
  01/01/2000 to 12/31/2000......................      2.824171          3.049260           62,769
  01/01/2001 to 12/31/2001......................      3.049260          2.671524           69,236
  01/01/2002 to 12/31/2002......................      2.671524          2.203059           59,451
  01/01/2003 to 12/31/2003......................      2.203059          2.843065           52,463
  01/01/2004 to 12/31/2004......................      2.843065          3.150202           47,447
  01/01/2005 to 12/31/2005......................      3.150202          3.426424           41,613
  01/01/2006 to 12/31/2006......................      3.426424          3.871576           34,223
  01/01/2007 to 12/31/2007......................      3.871576          3.992217           26,063
  01/01/2008 to 12/31/2008......................      3.992217          2.387519           18,335
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006......................     17.091180         17.290064                1
  01/01/2007 to 12/31/2007......................     17.290064         17.683059                2
  01/01/2008 to 12/31/2008......................     17.683059          9.598675                2
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/2001 to 12/31/2001......................      2.594089          1.548625            4,996
  01/01/2002 to 12/31/2002......................      1.548625          1.081569            4,088
  01/01/2003 to 12/31/2003......................      1.081569          1.432110            3,213
  01/01/2004 to 12/31/2004......................      1.432110          1.649774            3,281
  01/01/2005 to 12/31/2005......................      1.649774          1.735305            2,809
  01/01/2006 to 12/31/2006......................      1.735305          1.909037            2,493
  01/01/2007 to 12/31/2007......................      1.909037          2.035026            2,091
  01/01/2008 to 12/31/2008......................      2.035026          0.894315            1,534
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002......................      1.000000          0.810364               58
  01/01/2003 to 12/31/2003......................      0.810364          1.135435              779
  01/01/2004 to 04/30/2004......................      1.135435          1.125155              955

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
FI Value Leaders Sub-Account
  04/19/1995 to 12/31/1995......................      1.191883          1.483784                0
  01/01/1996 to 12/31/1996......................      1.483784          1.727747                0
  01/01/1997 to 12/31/1997......................      1.727747          2.274012                0
  01/01/1998 to 12/31/1998......................      2.274012          2.790691            4,235
  01/01/1999 to 12/31/1999......................      2.790691          3.009259           27,575
  01/01/2000 to 12/31/2000......................      3.009259          2.814682           36,472
  01/01/2001 to 12/31/2001......................      2.814682          2.388804           33,975
  01/01/2002 to 12/31/2002......................      2.388804          1.897133           25,944
  01/01/2003 to 12/31/2003......................      1.897133          2.374350           21,952
  01/01/2004 to 12/31/2004......................      2.374350          2.662638           18,571
  01/01/2005 to 12/31/2005......................      2.662638          2.906550           15,837
  01/01/2006 to 12/31/2006......................      2.906550          3.208220           12,711
  01/01/2007 to 12/31/2007......................      3.208220          3.296202            9,360
  01/01/2008 to 12/31/2008......................      3.296202          1.984320            6,867
Franklin Templeton Small Cap Growth Sub-Account
  05/01/2001 to 12/31/2001......................      1.000000          0.879708            2,544
  01/01/2002 to 12/31/2002......................      0.879708          0.624213            3,560
  01/01/2003 to 12/31/2003......................      0.624213          0.890094            4,407
  01/01/2004 to 12/31/2004......................      0.890094          0.975527            3,986
  01/01/2005 to 12/31/2005......................      0.975527          1.004244            3,426
  01/01/2006 to 12/31/2006......................      1.004244          1.086578            2,817
  01/01/2007 to 12/31/2007......................      1.086578          1.117621            2,209
  01/01/2008 to 12/31/2008......................      1.117621          0.646788            1,444
Harris Oakmark Focused Value Sub-Account
  04/19/1995 to 12/31/1995......................      1.200515          1.436949                0
  01/01/1996 to 12/31/1996......................      1.436949          1.666295                0
  01/01/1997 to 12/31/1997......................      1.666295          1.927771                0
  01/01/1998 to 12/31/1998......................      1.927771          1.797180            1,480
  01/01/1999 to 12/31/1999......................      1.797180          1.778414            6,534
  01/01/2000 to 12/31/2000......................      1.778414          2.112113           12,974
  01/01/2001 to 12/31/2001......................      2.112113          2.661135           27,260
  01/01/2002 to 12/31/2002......................      2.661135          2.392241           28,648
  01/01/2003 to 12/31/2003......................      2.392241          3.129369           27,596
  01/01/2004 to 12/31/2004......................      3.129369          3.392259           25,281
  01/01/2005 to 12/31/2005......................      3.392259          3.679117           22,038
  01/01/2006 to 12/31/2006......................      3.679117          4.079937           17,220
  01/01/2007 to 12/31/2007......................      4.079937          3.747804           12,873
  01/01/2008 to 12/31/2008......................      3.747804          1.995337            8,451

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Harris Oakmark International Sub-Account
  05/01/2002 to 12/31/2002......................      1.059613          0.883774               28
  01/01/2003 to 12/31/2003......................      0.883774          1.177828            1,735
  01/01/2004 to 12/31/2004......................      1.177828          1.401690            3,988
  01/01/2005 to 12/31/2005......................      1.401690          1.579557            5,834
  01/01/2006 to 12/31/2006......................      1.579557          2.009147            6,239
  01/01/2007 to 12/31/2007......................      2.009147          1.961255            5,357
  01/01/2008 to 12/31/2008......................      1.961255          1.144360            3,327
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007......................    145.834124        178.900463                4
  01/01/2008 to 12/31/2008......................    178.900463        102.320777                7
Jennison Growth Sub-Account(6) (formerly
  Met/Putnam Voyager Sub-Account)
  05/01/2000 to 12/31/2000......................      1.000000          0.723242           14,013
  01/01/2001 to 12/31/2001......................      0.723242          0.493305           24,115
  01/01/2002 to 12/31/2002......................      0.493305          0.345800           20,078
  01/01/2003 to 12/31/2003......................      0.345800          0.429335           16,954
  01/01/2004 to 12/31/2004......................      0.429335          0.444439           14,855
  01/01/2005 to 04/30/2005......................      0.444439          0.409004           13,940
Jennison Growth Sub-Account
  05/01/2005 to 12/31/2005......................      0.410164          0.493718           11,862
  01/01/2006 to 12/31/2006......................      0.493718          0.500291           10,627
  01/01/2007 to 12/31/2007......................      0.500291          0.550886            8,389
  01/01/2008 to 12/31/2008......................      0.550886          0.345330            5,606
Julius Baer International Stock Sub-Account(5)
  (formerly FI International Stock Sub-Account
  and before that, Putnam International Stock
  Sub-Account)
  04/19/1995 to 12/31/1995......................      1.216847          1.262652                0
  01/01/1996 to 12/31/1996......................      1.262652          1.327000                0
  01/01/1997 to 12/31/1997......................      1.327000          1.291549                0
  01/01/1998 to 12/31/1998......................      1.291549          1.366233            1,839
  01/01/1999 to 12/31/1999......................      1.366233          1.678854           11,985
  01/01/2000 to 12/31/2000......................      1.678854          1.486746           33,579
  01/01/2001 to 12/31/2001......................      1.486746          1.164077           35,940
  01/01/2002 to 12/31/2002......................      1.164077          0.947057           31,640
  01/01/2003 to 12/31/2003......................      0.947057          1.195786           27,079
  01/01/2004 to 12/31/2004......................      1.195786          1.393648           23,524
  01/01/2005 to 12/31/2005......................      1.393648          1.621749           19,825
  01/01/2006 to 12/31/2006......................      1.621749          1.862971           16,415
  01/01/2007 to 12/31/2007......................      1.862971          2.026673           12,299
  01/01/2008 to 12/31/2008......................      2.026673          1.116569            8,685

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002......................      1.139697          0.966588              236
  01/01/2003 to 12/31/2003......................      0.966588          1.202639              924
  01/01/2004 to 12/31/2004......................      1.202639          1.356668            1,247
  01/01/2005 to 12/31/2005......................      1.356668          1.445673            1,127
  01/01/2006 to 12/31/2006......................      1.445673          1.634840              987
  01/01/2007 to 12/31/2007......................      1.634840          1.568297            1,099
  01/01/2008 to 12/31/2008......................      1.568297          0.954133              644
Legg Mason Partners Aggressive Growth Sub-
  Account(8) (formerly Legg Mason Aggressive
  Growth Sub-Account which was formerly Janus
  Aggressive Growth Sub-Account, and before
  that, Janus Growth Sub-Account)
  05/01/2001 to 12/31/2001......................      1.000000          0.774690            1,526
  01/01/2002 to 12/31/2002......................      0.774690          0.528474            2,459
  01/01/2003 to 12/31/2003......................      0.528474          0.676949            2,772
  01/01/2004 to 12/31/2004......................      0.676949          0.723856            2,154
  01/01/2005 to 12/31/2005......................      0.723856          0.810729            1,969
  01/01/2006 to 12/31/2006......................      0.810729          0.785591            2,029
  01/01/2007 to 12/31/2007......................      0.785591          0.792170            1,706
  01/01/2008 to 12/31/2008......................      0.792170          0.476078            1,035
Legg Mason Value Equity Sub-Account(2) (formerly
  MFS(R) Investors Trust Sub-Account and, before
  that, MFS(R) Research Managers Sub-Account)
  07/01/1999 to 12/31/1999......................      1.058483          1.186801            3,133
  01/01/2000 to 12/31/2000......................      1.186801          1.127801           27,930
  01/01/2001 to 12/31/2001......................      1.127801          0.879018           25,931
  01/01/2002 to 12/31/2002......................      0.879018          0.657745           20,614
  01/01/2003 to 12/31/2003......................      0.657745          0.804929           17,364
  01/01/2004 to 04/30/2004......................      0.804929          0.820243           16,639
Legg Mason Value Equity Sub-Account(7) (formerly
  MFS(R) Investors Trust Sub-Account)
  07/01/1999 to 12/31/1999......................      1.025560          1.018894            3,629
  01/01/2000 to 12/31/2000......................      1.018894          1.003305           11,237
  01/01/2001 to 12/31/2001......................      1.003305          0.831666           14,716
  01/01/2002 to 12/31/2002......................      0.831666          0.654341           12,644
  01/01/2003 to 12/31/2003......................      0.654341          0.786220           11,517
  01/01/2004 to 12/31/2004......................      0.786220          0.863409           25,236
  01/01/2005 to 12/31/2005......................      0.863409          0.913333           21,232
  01/01/2006 to 04/30/2006......................      0.913333          0.956292                0

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006......................      0.951421          1.021357           17,464
  01/01/2007 to 12/31/2007......................      1.021357          0.949456           13,109
  01/01/2008 to 12/31/2008......................      0.949456          0.426633            9,152
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  01/22/2001 to 12/31/2001......................      1.075873          1.128870            8,293
  01/01/2002 to 12/31/2002......................      1.128870          1.223843           12,899
  01/01/2003 to 12/31/2003......................      1.223843          1.247632           12,423
  01/01/2004 to 12/31/2004......................      1.247632          1.277533           10,899
  01/01/2005 to 12/31/2005......................      1.277533          1.283163            9,652
  01/01/2006 to 12/31/2006......................      1.283163          1.313620            7,749
  01/01/2007 to 12/31/2007......................      1.313620          1.381538            6,323
  01/01/2008 to 12/31/2008......................      1.381538          1.438987            3,549
Loomis Sayles Small Cap Sub-Account
  04/19/1995 to 12/31/1995......................      1.009980          1.218215                0
  01/01/1996 to 12/31/1996......................      1.218215          1.569712                0
  01/01/1997 to 12/31/1997......................      1.569712          1.932590                0
  01/01/1998 to 12/31/1998......................      1.932590          1.873409            2,233
  01/01/1999 to 12/31/1999......................      1.873409          2.433952           11,469
  01/01/2000 to 12/31/2000......................      2.433952          2.526234           33,563
  01/01/2001 to 12/31/2001......................      2.526234          2.271012           32,465
  01/01/2002 to 12/31/2002......................      2.271012          1.756676           26,586
  01/01/2003 to 12/31/2003......................      1.756676          2.363985           23,367
  01/01/2004 to 12/31/2004......................      2.363985          2.713014           20,795
  01/01/2005 to 12/31/2005......................      2.713014          2.860717           17,787
  01/01/2006 to 12/31/2006......................      2.860717          3.291587           14,821
  01/01/2007 to 12/31/2007......................      3.291587          3.631869           11,342
  01/01/2008 to 12/31/2008......................      3.631869          2.295687            8,124
Lord Abbett Bond Debenture Sub-Account
  05/01/2001 to 12/31/2001......................      1.385968          1.370827            1,573
  01/01/2002 to 12/31/2002......................      1.370827          1.344019            3,429
  01/01/2003 to 12/31/2003......................      1.344019          1.579255            6,199
  01/01/2004 to 12/31/2004......................      1.579255          1.684418            6,610
  01/01/2005 to 12/31/2005......................      1.684418          1.685870            6,106
  01/01/2006 to 12/31/2006......................      1.685870          1.814575            5,469
  01/01/2007 to 12/31/2007......................      1.814575          1.906408            4,374
  01/01/2008 to 12/31/2008......................      1.906408          1.530120            2,927

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
MFS(R) Research International Sub-Account
  05/01/2001 to 12/31/2001......................      0.972176          0.847826              634
  01/01/2002 to 12/31/2002......................      0.847826          0.737353            1,416
  01/01/2003 to 12/31/2003......................      0.737353          0.960139            2,008
  01/01/2004 to 12/31/2004......................      0.960139          1.131941            2,711
  01/01/2005 to 12/31/2005......................      1.131941          1.299562            2,955
  01/01/2006 to 12/31/2006......................      1.299562          1.621968            2,926
  01/01/2007 to 12/31/2007......................      1.621968          1.811865            2,699
  01/01/2008 to 12/31/2008......................      1.811865          1.029700            2,232
MFS(R) Total Return Sub-Account(1) (formerly
  Balance Sub-Account)
  04/19/1995 to 12/31/1995......................      1.073395          1.226569                0
  01/01/1996 to 12/31/1996......................      1.226569          1.413947                0
  01/01/1997 to 12/31/1997......................      1.413947          1.619885                0
  01/01/1998 to 12/31/1998......................      1.619885          1.742881            4,075
  01/01/1999 to 12/31/1999......................      1.742881          1.631646           21,661
  01/01/2000 to 12/31/2000......................      1.631646          1.578230           27,155
  01/01/2001 to 12/31/2001......................      1.578230          1.486939           30,533
  01/01/2002 to 12/31/2002......................      1.486939          1.267704           25,819
  01/01/2003 to 12/31/2003......................      1.267704          1.497025           22,345
  01/01/2004 to 04/30/2004......................      1.497025          1.484675           22,170
MFS(R) Total Return Sub-Account (Class E)
  05/01/2004 to 12/31/2004......................     37.796838         41.125167              830
  01/01/2005 to 12/31/2005......................     41.125167         41.752266              756
  01/01/2006 to 12/31/2006......................     41.752266         46.129129              610
  01/01/2007 to 12/31/2007......................     46.129129         47.405000              484
  01/01/2008 to 12/31/2008......................     47.405000         36.335764              325
MFS(R) Value Sub-Account (Class E)(10) (formerly
  Harris Oakmark Large Cap Value Sub-Account
  (Class E))
  05/01/2002 to 12/31/2002......................      1.184038          0.971158              971
  01/01/2003 to 12/31/2003......................      0.971158          1.200332            2,710
  01/01/2004 to 12/31/2004......................      1.200332          1.317239            3,366
  01/01/2005 to 12/31/2005......................      1.317239          1.278940            3,249
  01/01/2006 to 12/31/2006......................      1.278940          1.487377            2,491
  01/01/2007 to 12/31/2007......................      1.487377          1.408970            1,934
  01/01/2008 to 12/31/2008......................      1.408970          0.922356            1,457

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002......................      1.122185          0.847295              338
  01/01/2003 to 12/31/2003......................      0.847295          1.160250              589
  01/01/2004 to 12/31/2004......................      1.160250          1.217670              632
  01/01/2005 to 12/31/2005......................      1.217670          1.300044              474
  01/01/2006 to 12/31/2006......................      1.300044          1.463841              374
  01/01/2007 to 12/31/2007......................      1.463841          1.603183              277
  01/01/2008 to 12/31/2008......................      1.603183          0.968590              167
Met/Franklin Income Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          7.986381               10
Met/Franklin Mutual Shares Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          6.600141                2
Met/Franklin Templeton Founding Strategy Sub-
  Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          7.033638                8
Met/Templeton Growth Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          6.569280                0
MetLife Mid Cap Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.048504          1.029834            2,498
  01/01/2002 to 12/31/2002......................      1.029834          0.862080            3,847
  01/01/2003 to 12/31/2003......................      0.862080          1.143806            3,963
  01/01/2004 to 12/31/2004......................      1.143806          1.305167            3,906
  01/01/2005 to 12/31/2005......................      1.305167          1.441790            3,514
  01/01/2006 to 12/31/2006......................      1.441790          1.561502            3,029
  01/01/2007 to 12/31/2007......................      1.561502          1.655410            2,563
  01/01/2008 to 12/31/2008......................      1.655410          1.038507            1,769
MetLife Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      3.886024          3.507534            2,487
  01/01/2002 to 12/31/2002......................      3.507534          2.679940            3,307
  01/01/2003 to 12/31/2003......................      2.679940          3.379282            3,488
  01/01/2004 to 12/31/2004......................      3.379282          3.674694            3,499
  01/01/2005 to 12/31/2005......................      3.674694          3.782314            2,915
  01/01/2006 to 12/31/2006......................      3.782314          4.296293            2,535
  01/01/2007 to 12/31/2007......................      4.296293          4.446986            2,159
  01/01/2008 to 12/31/2008......................      4.446986          2.751136            1,363

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.101046          0.851563            2,862
  01/01/2002 to 12/31/2002......................      0.851563          0.698977            3,813
  01/01/2003 to 12/31/2003......................      0.698977          0.945675            4,248
  01/01/2004 to 12/31/2004......................      0.945675          1.112204            5,083
  01/01/2005 to 12/31/2005......................      1.112204          1.238623            5,075
  01/01/2006 to 12/31/2006......................      1.238623          1.532261            4,683
  01/01/2007 to 12/31/2007......................      1.532261          1.669792            3,983
  01/01/2008 to 12/31/2008......................      1.669792          0.951685            2,762
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2001 to 12/31/2001......................      1.540633          1.500755              880
  01/01/2002 to 12/31/2002......................      1.500755          1.333183            1,921
  01/01/2003 to 12/31/2003......................      1.333183          1.790083            2,791
  01/01/2004 to 12/31/2004......................      1.790083          2.165131            3,999
  01/01/2005 to 12/31/2005......................      2.165131          2.389785            4,649
  01/01/2006 to 12/31/2006......................      2.389785          2.620536            4,302
  01/01/2007 to 12/31/2007......................      2.620536          2.666358            3,347
  01/01/2008 to 12/31/2008......................      2.666358          1.380911            2,331
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005......................      7.947721          8.629752                9
  01/01/2006 to 12/31/2006......................      8.629752          9.158221               45
  01/01/2007 to 12/31/2007......................      9.158221         10.320556               40
  01/01/2008 to 12/31/2008......................     10.320556          5.501470               34
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004......................     12.752804         14.710742               10
  01/01/2005 to 12/31/2005......................     14.710742         16.824885               32
  01/01/2006 to 12/31/2006......................     16.824885         19.304552               60
  01/01/2007 to 12/31/2007......................     19.304552         20.226655               52
  01/01/2008 to 12/31/2008......................     20.226655         11.855415               41
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006......................     10.995472         11.102944               16
  01/01/2007 to 12/31/2007......................     11.102944         12.129906               36
  01/01/2008 to 12/31/2008......................     12.129906         11.136801              160

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
PIMCO Total Return Sub-Account
  05/01/2001 to 12/31/2001......................      1.001001          1.053729            7,734
  01/01/2002 to 12/31/2002......................      1.053729          1.135740           24,068
  01/01/2003 to 12/31/2003......................      1.135740          1.168176           26,470
  01/01/2004 to 12/31/2004......................      1.168176          1.209265           24,664
  01/01/2005 to 12/31/2005......................      1.209265          1.219302           23,591
  01/01/2006 to 12/31/2006......................      1.219302          1.256717           19,483
  01/01/2007 to 12/31/2007......................      1.256717          1.332890           14,853
  01/01/2008 to 12/31/2008......................      1.332890          1.319696           11,574
RCM Technology Sub-Account
  05/01/2001 to 12/31/2001......................      0.822515          0.609384            2,482
  01/01/2002 to 12/31/2002......................      0.609384          0.296057            2,096
  01/01/2003 to 12/31/2003......................      0.296057          0.460016            4,496
  01/01/2004 to 12/31/2004......................      0.460016          0.434043            3,604
  01/01/2005 to 12/31/2005......................      0.434043          0.475175            2,783
  01/01/2006 to 12/31/2006......................      0.475175          0.493639            2,592
  01/01/2007 to 12/31/2007......................      0.493639          0.640182            2,158
  01/01/2008 to 12/31/2008......................      0.640182          0.350649            1,862
Russell 2000(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.201374          1.184491            3,277
  01/01/2002 to 12/31/2002......................      1.184491          0.927196            3,913
  01/01/2003 to 12/31/2003......................      0.927196          1.332270            4,506
  01/01/2004 to 12/31/2004......................      1.332270          1.542319            4,835
  01/01/2005 to 12/31/2005......................      1.542319          1.586342            4,497
  01/01/2006 to 12/31/2006......................      1.586342          1.839366            3,814
  01/01/2007 to 12/31/2007......................      1.839366          1.782741            3,025
  01/01/2008 to 12/31/2008......................      1.782741          1.165977            1,976
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.116697          1.210073              279
  01/01/2005 to 12/31/2005......................      1.210073          1.268802            1,030
  01/01/2006 to 12/31/2006......................      1.268802          1.412393            1,114
  01/01/2007 to 12/31/2007......................      1.412393          1.520102            1,357
  01/01/2008 to 12/31/2008......................      1.520102          0.869328            1,154

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2001 to 12/31/2001......................      0.981054          0.823736            1,984
  01/01/2002 to 12/31/2002......................      0.823736          0.454589            3,441
  01/01/2003 to 12/31/2003......................      0.454589          0.612518            5,480
  01/01/2004 to 12/31/2004......................      0.612518          0.711632            6,950
  01/01/2005 to 12/31/2005......................      0.711632          0.804413            7,340
  01/01/2006 to 12/31/2006......................      0.804413          0.842156            7,030
  01/01/2007 to 12/31/2007......................      0.842156          0.976849            5,806
  01/01/2008 to 12/31/2008......................      0.976849          0.580351            3,835
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.238152          1.320013               42
  01/01/2005 to 12/31/2005......................      1.320013          1.441195              190
  01/01/2006 to 12/31/2006......................      1.441195          1.472779              557
  01/01/2007 to 12/31/2007......................      1.472779          1.590630              487
  01/01/2008 to 12/31/2008......................      1.590630          0.998819              503
Western Asset Management Strategic Bond
  Opportunities Sub-Account
  04/19/1995 to 12/31/1995......................      1.030925          1.158151                0
  01/01/1996 to 12/31/1996......................      1.158151          1.305874                0
  01/01/1997 to 12/31/1997......................      1.305874          1.430333                0
  01/01/1998 to 12/31/1998......................      1.430333          1.439188            2,999
  01/01/1999 to 12/31/1999......................      1.439188          1.439668           10,480
  01/01/2000 to 12/31/2000......................      1.439668          1.522166           16,507
  01/01/2001 to 12/31/2001......................      1.522166          1.603273           20,870
  01/01/2002 to 12/31/2002......................      1.603273          1.732982           19,757
  01/01/2003 to 12/31/2003......................      1.732982          1.924585           19,494
  01/01/2004 to 12/31/2004......................      1.924585          2.023251           17,883
  01/01/2005 to 12/31/2005......................      2.023251          2.051726           16,382
  01/01/2006 to 12/31/2006......................      2.051726          2.125575           13,022
  01/01/2007 to 12/31/2007......................      2.125575          2.180377            9,844
  01/01/2008 to 12/31/2008......................      2.180377          1.827218            6,079

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Western Asset Management U.S. Government Sub-
  Account
  04/19/1995 to 12/31/1995......................      1.046628          1.138448                0
  01/01/1996 to 12/31/1996......................      1.138448          1.159699                0
  01/01/1997 to 12/31/1997......................      1.159699          1.240432                0
  01/01/1998 to 12/31/1998......................      1.240432          1.316242            3,447
  01/01/1999 to 12/31/1999......................      1.316242          1.300191           11,140
  01/01/2000 to 12/31/2000......................      1.300191          1.416200           16,057
  01/01/2001 to 12/31/2001......................      1.416200          1.490415           25,812
  01/01/2002 to 12/31/2002......................      1.490415          1.586448           31,938
  01/01/2003 to 12/31/2003......................      1.586448          1.590633           24,559
  01/01/2004 to 12/31/2004......................      1.590633          1.615611           20,036
  01/01/2005 to 12/31/2005......................      1.615611          1.620674           17,322
  01/01/2006 to 12/31/2006......................      1.620674          1.664713           14,256
  01/01/2007 to 12/31/2007......................      1.664713          1.712922           10,711
  01/01/2008 to 12/31/2008......................      1.712922          1.682965            6,650
MetLife Conservative Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998849         10.299739               16
  01/01/2006 to 12/31/2006......................     10.299739         10.856842               65
  01/01/2007 to 12/31/2007......................     10.856842         11.301500              108
  01/01/2008 to 12/31/2008......................     11.301500          9.540600              103
MetLife Conservative to Moderate Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998849         10.517665               34
  01/01/2006 to 12/31/2006......................     10.517665         11.349099              147
  01/01/2007 to 12/31/2007......................     11.349099         11.728876              290
  01/01/2008 to 12/31/2008......................     11.728876          9.067698              193
MetLife Moderate Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998849         10.748464               81
  01/01/2006 to 12/31/2006......................     10.748464         11.854319              267
  01/01/2007 to 12/31/2007......................     11.854319         12.196651              421
  01/01/2008 to 12/31/2008......................     12.196651          8.582985              400
MetLife Moderate to Aggressive Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998849         10.974321               81
  01/01/2006 to 12/31/2006......................     10.974321         12.360650              287
  01/01/2007 to 12/31/2007......................     12.360650         12.657119              362
  01/01/2008 to 12/31/2008......................     12.657119          8.097891              371
MetLife Aggressive Sub-Account
  05/01/2005 to 12/31/2005......................      9.998849         11.150576                3
  01/01/2006 to 12/31/2006......................     11.150576         12.717820               19
  01/01/2007 to 12/31/2007......................     12.717820         12.949992               36
  01/01/2008 to 12/31/2008......................     12.949992          7.604288               28

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
SSgA Growth ETF Sub-Account(12)
  05/01/2006 to 12/31/2006......................     10.704349         11.415778                2
  01/01/2007 to 12/31/2007......................     11.415778         11.888698                3
  01/01/2008 to 12/31/2008......................     11.888698          7.858087                0
SSgA Growth and Income ETF Sub-Account(12)
  05/01/2006 to 12/31/2006......................     10.513475         11.160973                5
  01/01/2007 to 12/31/2007......................     11.160973         11.599133                5
  01/01/2008 to 12/31/2008......................     11.599133          8.571201                1

                                                             1.65% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006......................     14.495461         15.190349               51
  01/01/2007 to 12/31/2007......................     15.190349         15.437741              112
  01/01/2008 to 12/31/2008......................     15.437741         13.764914              109

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
American Funds Global Small Capitalization Sub-
  Account
  05/01/2001 to 12/31/2001......................      1.476716          1.342550              948
  01/01/2002 to 12/31/2002......................      1.342550          1.068961            2,108
  01/01/2003 to 12/31/2003......................      1.068961          1.614333            2,973
  01/01/2004 to 12/31/2004......................      1.614333          1.919416            3,555
  01/01/2005 to 12/31/2005......................      1.919416          2.366770            4,389
  01/01/2006 to 12/31/2006......................      2.366770          2.888153            4,409
  01/01/2007 to 12/31/2007......................      2.888153          3.449341            4,038
  01/01/2008 to 12/31/2008......................      3.449341          1.576838            2,756

                                                             1.65% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
American Funds Growth-Income Sub-Account
  05/01/2001 to 12/31/2001......................      8.470922          8.166745            1,354
  01/01/2002 to 12/31/2002......................      8.166745          6.559432            2,467
  01/01/2003 to 12/31/2003......................      6.559432          8.544391            3,314
  01/01/2004 to 12/31/2004......................      8.544391          9.276103            3,723
  01/01/2005 to 12/31/2005......................      9.276103          9.656906            3,563
  01/01/2006 to 12/31/2006......................      9.656906         10.943498            2,958
  01/01/2007 to 12/31/2007......................     10.943498         11.306237            2,402
  01/01/2008 to 12/31/2008......................     11.306237          6.911494            1,649

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
American Funds Growth Sub-Account
  05/01/2001 to 12/31/2001......................     12.927305         10.979737              948
  01/01/2002 to 12/31/2002......................     10.979737          8.158775            1,815
  01/01/2003 to 12/31/2003......................      8.158775         10.979316            2,857
  01/01/2004 to 12/31/2004......................     10.979316         12.148754            3,327
  01/01/2005 to 12/31/2005......................     12.148754         13.885527            3,330
  01/01/2006 to 12/31/2006......................     13.885527         15.054513            2,820
  01/01/2007 to 12/31/2007......................     15.054513         16.635251            2,257
  01/01/2008 to 12/31/2008......................     16.635251          9.167329            1,544




-------

(1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

(2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

(3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

(4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

(5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.

(6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(9) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(10) On or about January 7, 2008, Harris Oakmark Large Cap Value Sub-Account of the Metropolitan Fund changed its name to MFS(R) Value Sub-Account.

(11) On or about April 28, 2008, Neuberger Berman Real Estate Sub-Account changed its name to Clarion Global Real Estate Sub-Account.

                                   PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.





                                   CONTRACTS USED
                                 WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                      RETIREMENT PLANS    CONTRACTS
------------                     ------------------   ---------
California                              0.50%(1)         2.35%
Florida                                 1.00%(2)         1.00%(2)
Maine                                     --             2.00%
Nevada                                    --             3.50%
South Dakota                              --             1.25%
West Virginia                           1.00%(3)         1.00%(3)
Wyoming                                   --             1.00%

Puerto Rico                             1.00%            1.00%




-------


(1)  Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.



(2) Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.



(3) A special rate applies for large case annuity policies. The special rate is 8/100 of 1% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. The special rate is not subject to retaliation.


     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                TABLE OF CONTENTS
                                     OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
                           FOR AMERICAN GROWTH SERIES


                                                                             PAGE
                                                                            -----
THE COMPANY AND THE VARIABLE ACCOUNT..................................       II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS...........       II-3
INVESTMENT ADVICE.....................................................       II-3
DISTRIBUTION OF THE CONTRACTS.........................................       II-5
CALCULATION OF PERFORMANCE DATA.......................................       II-6
CALCULATION OF YIELDS.................................................       II-7
NET INVESTMENT FACTOR.................................................       II-8
ANNUITY PAYMENTS......................................................       II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..................      II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS....................      II-10
THE FIXED ACCOUNT.....................................................      II-11
TAX STATUS OF THE CONTRACTS...........................................      II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................      II-13
LEGAL MATTERS.........................................................      II-13
FINANCIAL STATEMENTS..................................................          1


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]    American Growth Series -- New England Variable Annuity Separate Account
[ ]    Metropolitan Series Fund, Inc.
[ ]    Met Investors Series Trust
[ ]    American Funds Insurance Series
[ ]    My current address is:


                                       Name
       ---------------------------               ------------------------------------
             Contract Number
                                       Address   ------------------------------------

       ---------------------------
                Signature
                                                 ------------------------------------
                                                                                  Zip

                           AMERICAN GROWTH SERIES - I

                      Individual Variable Annuity Contracts


                    Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
               501 Boylston Street                        Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117





                          SUPPLEMENT DATED MAY 1, 2009
         TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).


     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2008, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-777-5897.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Please note, because Death Proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs") and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

                                  EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments...........           None
          Contingent Deferred Sales Charge
            (as a percentage of each purchase payment)........            7%
                                                                 declining annually--
                                                                     see Note (1)
          Transfer Fee(2).....................................            $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.), as follows:

  NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
   PURCHASE PAYMENT      CHARGE
---------------------    ------
          0                7%
          1                6%
          2                5%
          3                4%
          4                3%
          5                2%
          6                1%
   7 and thereafter        0%


(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).............................   $30


VARIABLE ACCOUNT ANNUAL EXPENSES

     (as a percentage of average daily net assets in the subaccounts)

                                                              AMERICAN FUNDS
                                                             BOND SUB-ACCOUNT,
                                                           AMERICAN FUNDS GROWTH
                                                        SUB-ACCOUNT, AMERICAN FUNDS
                                                       GROWTH-INCOME SUB-ACCOUNT AND
                                                           AMERICAN FUNDS GLOBAL          ALL OTHER
                                                     SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                     --------------------------------   ------------
          Mortality and Expense Risk Charge(2)....                 1.50%                    1.25%
          Administration Asset Charge.............                 0.10%                    0.10%
                                                                   -----                    -----
                    Total Variable Account Annual
                      Expenses....................                 1.60%                    1.35%


NOTES:

(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                  MINIMUM   MAXIMUM
                                                                  -------   -------
Total Annual Eligible Fund Operating Expenses(1)


(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and other
expenses)......................................................     0.34%     1.60%



NOTE:

(1) The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2008, before and after any applicable contractual expense subsidy or expense deferral arrangement:





ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)




                                                                                      CONTRACTUAL
                                                                            TOTAL      FEE WAIVER    NET TOTAL
                                                              ACQUIRED      ANNUAL       AND/OR        ANNUAL
                             MANAGEMENT  12B -1    OTHER     FUND FEES    OPERATING     EXPENSE      OPERATING
                                 FEE      FEES   EXPENSES  AND EXPENSES*   EXPENSES  REIMBURSEMENT  EXPENSES(2)
                             ----------  ------  --------  -------------  ---------  -------------  -----------
AMERICAN FUNDS INSURANCE
  SERIES(R)(3)
American Funds Bond Fund...     0.39%     0.25%    0.01%          --         0.65%          --          0.65%
American Funds Global Small
  Capitalization Fund......     0.71%     0.25%    0.03%          --         0.99%          --          0.99%
American Funds Growth
  Fund.....................     0.32%     0.25%    0.01%          --         0.58%          --          0.58%
American Funds Growth-
  Income Fund..............     0.27%     0.25%    0.01%          --         0.53%          --          0.53%
MET INVESTORS SERIES
  TRUST(3)
BlackRock Large Cap Core
  Portfolio................     0.58%     0.25%    0.04%          --         0.87%          --          0.87%
Clarion Global Real Estate
  Portfolio................     0.63%     0.25%    0.05%          --         0.93%          --          0.93%
Harris Oakmark
  International Portfolio..     0.78%     0.15%    0.07%          --         1.00%          --          1.00%
Janus Forty Portfolio......     0.64%     0.25%    0.04%          --         0.93%          --          0.93%
Lazard Mid Cap
  Portfolio(4).............     0.69%     0.25%    0.05%          --         0.99%          --          0.99%
Legg Mason Partners
  Aggressive Growth
  Portfolio................     0.63%     0.25%    0.02%          --         0.90%          --          0.90%
Legg Mason Value Equity
  Portfolio................     0.63%       --     0.04%          --         0.67%          --          0.67%
Lord Abbett Bond Debenture
  Portfolio................     0.50%     0.25%    0.03%          --         0.78%          --          0.78%
Met/AIM Small Cap Growth
  Portfolio................     0.86%     0.25%    0.03%          --         1.14%          --          1.14%
Met/Franklin Income
  Portfolio(5).............     0.80%     0.25%    0.23%          --         1.28%        0.02%         1.26%
Met/Franklin Mutual Shares
  Portfolio(6).............     0.80%     0.25%    0.55%          --         1.60%        0.45%         1.15%
Met/Templeton Growth
  Portfolio(7).............     0.70%     0.25%    0.59%          --         1.54%        0.47%         1.07%
MFS(R) Research
  International Portfolio..     0.70%     0.25%    0.06%          --         1.01%          --          1.01%
Oppenheimer Capital
  Appreciation Portfolio...     0.59%     0.25%    0.04%          --         0.88%          --          0.88%
PIMCO Inflation Protected
  Bond Portfolio...........     0.49%     0.25%    0.04%          --         0.78%          --          0.78%
PIMCO Total Return
  Portfolio................     0.48%     0.25%    0.05%          --         0.78%          --          0.78%
RCM Technology Portfolio...     0.88%     0.25%    0.09%          --         1.22%          --          1.22%
T. Rowe Price Mid Cap
  Growth Portfolio.........     0.75%     0.25%    0.03%          --         1.03%          --          1.03%
MET INVESTORS SERIES
  TRUST -- ASSET ALLOCATION
  PORTFOLIOS(3)
American Funds Balanced
  Allocation Portfolio(8)..     0.10%     0.55%    0.05%        0.40%        1.10%        0.05%         1.05%
American Funds Moderate
  Allocation Portfolio(8)..     0.10%     0.55%    0.05%        0.42%        1.12%        0.05%         1.07%
American Funds Growth
  Allocation Portfolio(8)..     0.10%     0.55%    0.05%        0.38%        1.08%        0.05%         1.03%
Met/Franklin Templeton
  Founding Strategy
  Portfolio(9).............     0.05%     0.25%    0.08%        0.89%        1.27%        0.08%         1.19%

                                                                                      CONTRACTUAL
                                                                            TOTAL      FEE WAIVER    NET TOTAL
                                                              ACQUIRED      ANNUAL       AND/OR        ANNUAL
                             MANAGEMENT  12B -1    OTHER     FUND FEES    OPERATING     EXPENSE      OPERATING
                                 FEE      FEES   EXPENSES  AND EXPENSES*   EXPENSES  REIMBURSEMENT  EXPENSES(2)
                             ----------  ------  --------  -------------  ---------  -------------  -----------
MET INVESTORS SERIES
  TRUST -- ETF
  PORTFOLIOS(3)
SSgA Growth and Income ETF
  Portfolio(10)............     0.33%     0.25%    0.08%        0.20%        0.86%        0.03%         0.83%
SSgA Growth ETF
  Portfolio(11)............     0.33%     0.25%    0.08%        0.21%        0.87%        0.03%         0.84%
METROPOLITAN FUND(3)
Artio International Stock
  Portfolio(12)............     0.82%       --     0.13%          --         0.95%        0.03%         0.92%
Barclays Capital Aggregate
  Bond Index
  Portfolio(13)............     0.25%     0.25%    0.04%          --         0.54%        0.01%         0.53%
BlackRock Aggressive Growth
  Portfolio(14)............     0.72%     0.25%    0.05%          --         1.02%          --          1.02%
BlackRock Bond Income
  Portfolio................     0.38%       --     0.05%          --         0.43%        0.01%         0.42%
BlackRock Diversified
  Portfolio................     0.45%     0.25%    0.04%          --         0.74%          --          0.74%
BlackRock Large Cap Value
  Portfolio................     0.67%     0.15%    0.05%          --         0.87%          --          0.87%
BlackRock Legacy Large Cap
  Growth Portfolio(15).....     0.73%       --     0.05%          --         0.78%        0.01%         0.77%
BlackRock Money Market
  Portfolio(16)............     0.32%       --     0.02%          --         0.34%        0.01%         0.33%
BlackRock Strategic Value
  Portfolio................     0.84%       --     0.05%          --         0.89%          --          0.89%
Davis Venture Value
  Portfolio(17)............     0.70%       --     0.03%          --         0.73%        0.04%         0.69%
FI Mid Cap Opportunities
  Portfolio................     0.68%     0.25%    0.07%          --         1.00%          --          1.00%
FI Value Leaders
  Portfolio................     0.65%       --     0.06%          --         0.71%          --          0.71%
Jennison Growth Portfolio..     0.63%       --     0.04%          --         0.67%          --          0.67%
Loomis Sayles Small Cap
  Core Portfolio(18).......     0.90%       --     0.06%          --         0.96%        0.05%         0.91%
Loomis Sayles Small Cap
  Growth Portfolio(19).....     0.90%     0.25%    0.13%          --         1.28%        0.06%         1.22%
Met/Artisan Mid Cap Value
  Portfolio................     0.81%       --     0.04%          --         0.85%          --          0.85%
MetLife Mid Cap Stock Index
  Portfolio(13)............     0.25%     0.25%    0.08%          --         0.58%        0.01%         0.57%
MetLife Stock Index
  Portfolio(13)............     0.25%     0.25%    0.04%          --         0.54%        0.01%         0.53%
MFS(R) Total Return
  Portfolio................     0.53%     0.15%    0.05%          --         0.73%          --          0.73%
MFS(R) Value
  Portfolio(20)............     0.72%     0.15%    0.08%          --         0.95%        0.07%         0.88%
Morgan Stanley EAFE(R)
  Index Portfolio(21)......     0.30%     0.25%    0.12%        0.01%        0.68%        0.01%         0.67%
Neuberger Berman Mid Cap
  Value Portfolio..........     0.65%     0.25%    0.04%          --         0.94%          --          0.94%
Oppenheimer Global Equity
  Portfolio................     0.52%     0.25%    0.09%          --         0.86%          --          0.86%
Russell 2000(R) Index
  Portfolio(13)............     0.25%     0.25%    0.07%        0.01%        0.58%        0.01%         0.57%
T. Rowe Price Large Cap
  Growth Portfolio.........     0.60%     0.25%    0.07%          --         0.92%          --          0.92%
T. Rowe Price Small Cap
  Growth Portfolio.........     0.51%     0.25%    0.08%          --         0.84%          --          0.84%
Western Asset Management
  Strategic Bond
  Opportunities Portfolio..     0.60%       --     0.05%          --         0.65%          --          0.65%
Western Asset Management
  U.S. Government
  Portfolio................     0.48%       --     0.04%          --         0.52%          --          0.52%

                                                                                      CONTRACTUAL
                                                                            TOTAL      FEE WAIVER    NET TOTAL
                                                              ACQUIRED      ANNUAL       AND/OR        ANNUAL
                             MANAGEMENT  12B -1    OTHER     FUND FEES    OPERATING     EXPENSE      OPERATING
                                 FEE      FEES   EXPENSES  AND EXPENSES*   EXPENSES  REIMBURSEMENT  EXPENSES(2)
                             ----------  ------  --------  -------------  ---------  -------------  -----------
METROPOLITAN FUND -- ASSET
  ALLOCATION PORTFOLIOS(3)
MetLife Conservative
  Allocation
  Portfolio(22)............     0.10%     0.25%    0.02%        0.56%        0.93%        0.02%         0.91%
MetLife Conservative to
  Moderate Allocation
  Portfolio(22)............     0.09%     0.25%    0.01%        0.61%        0.96%          --          0.96%
MetLife Moderate Allocation
  Portfolio(22)............     0.07%     0.25%      --         0.65%        0.97%          --          0.97%
MetLife Moderate to
  Aggressive Allocation
  Portfolio(22)............     0.07%     0.25%      --         0.68%        1.00%          --          1.00%
MetLife Aggressive
  Allocation
  Portfolio(22)............     0.10%     0.25%    0.03%        0.72%        1.10%        0.03%         1.07%




-------




( 1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008. Certain Eligible Funds may charge a redemption fee in the future. Current or future expenses may be greater or less than those shown.





( 2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



( 3) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund and the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



( 4) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



( 5) The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees. Due to a voluntary management fee waiver not reflected in the table, the Portfolio's actual net operating expenses for the year ended December 31, 2008 were 1.14% for the Class B shares.



( 6) The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.



( 7) The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.80%, excluding 12b-1 fees. Due to a voluntary management fee waiver not reflected in the table, the Portfolio's actual net operating expenses for the year ended December 31, 2008 were 1.05% for the Class B shares.



( 8) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.



( 9) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.05%.



( 10) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to waive a portion of the management fee equal to 0.03% of the first $500 million of average daily net assets. The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.03% of deferred expense reimbursement from a prior period.



( 11) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to waive a portion of the management fee equal to 0.03% of the first $500 million of average daily net assets. The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.02% of deferred expense reimbursement from a prior period.

( 12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.



( 13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.



( 14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.



( 15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.



( 16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.



( 17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.



( 18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million.



( 19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million.



( 20) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.



( 21) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.



( 22) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.35% of the average daily net assets of the Class B shares.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
(a).............................................   $947     $1,406    $1,875    $3,310
(b).............................................   $830     $1,047    $1,248    $2,055

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
(a).............................................   $304      $929     $1,578    $3,310
(b).............................................   $178      $551     $  948    $2,055



     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

--------
NOTES:


(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.097% has been used. (See Note (1) to the Variable Account Accrual Expenses table on p. A-3.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)

--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES").

                                   THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                       INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO



     The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to seek to maximize current income and preserve capital by investing primarily in fixed-income securities.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO



     The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.



     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO



     The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.



     ARTIO INTERNATIONAL STOCK PORTFOLIO



     The Artio International Stock Portfolio's investment objective is to seek long-term growth of capital.



     BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO



     The Barclays Capital Aggregate Bond Index Portfolio's investment objective is to seek to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO



     The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.



     BLACKROCK BOND INCOME PORTFOLIO



     The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.



     BLACKROCK DIVERSIFIED PORTFOLIO



     The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.



     BLACKROCK LARGE CAP CORE PORTFOLIO



     The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.



     BLACKROCK LARGE CAP VALUE PORTFOLIO



     The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.

     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     BLACKROCK MONEY MARKET PORTFOLIO



     The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.



     BLACKROCK STRATEGIC VALUE PORTFOLIO



     The BlackRock Strategic Value Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.



     CLARION GLOBAL REAL ESTATE PORTFOLIO



     The Clarion Global Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     DAVIS VENTURE VALUE PORTFOLIO



     The Davis Venture Value Portfolio's investment objective is to seek growth of capital.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is to seek long-term growth of capital.



     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     JANUS FORTY PORTFOLIO



     The Janus Forty Portfolio's investment objective is to seek capital appreciation.



     JENNISON GROWTH PORTFOLIO



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     LAZARD MID CAP PORTFOLIO



     The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.



     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO



     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is to seek capital appreciation.



     LEGG MASON VALUE EQUITY PORTFOLIO



     The Legg Mason Value Equity Portfolio's investment objective is to seek long-term growth of capital.



     LOOMIS SAYLES SMALL CAP CORE PORTFOLIO



     The Loomis Sayles Small Cap Core Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.



     LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO



     The Loomis Sayles Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     MET/ARTISAN MID CAP VALUE PORTFOLIO



     The Met/Artisan Mid Cap Value Portfolio's investment objective is to seek long-term capital growth.



     MET/FRANKLIN INCOME PORTFOLIO



     The Met/Franklin Income Portfolio's investment objective is to seek to maximize income while maintaining prospects for capital appreciation.



     MET/FRANKLIN MUTUAL SHARES PORTFOLIO



     The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



     The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is to seek capital appreciation and secondarily investment objective is to seek income.



     MET/TEMPLETON GROWTH PORTFOLIO



     The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is to seek high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's Mid Cap 400(R) Composite Stock Price Index.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



     The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.



     MFS(R) TOTAL RETURN PORTFOLIO



     The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.



     MFS(R) VALUE PORTFOLIO



     The MFS(R) Value Portfolio's investment objective is to seek capital appreciation.



     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO



     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to seek to equal the performance of the MSCI EAFE(R) Index.



     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is to seek capital growth.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is to seek capital appreciation.



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO



     The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.



     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to seek to provide maximum real return, consistent with preservation of capital and prudent investment management.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     RCM TECHNOLOGY PORTFOLIO



     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



     RUSSELL 2000(R) INDEX PORTFOLIO



     The Russell 2000(R) Index Portfolio's investment objective is to seek to equal the return of the Russell 2000(R) Index.



     SSGA GROWTH AND INCOME ETF PORTFOLIO



     The SSgA Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.



     SSGA GROWTH ETF PORTFOLIO



     The SSgA Growth ETF Portfolio's investment objective is to seek growth of capital.



     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital and, secondarily, dividend income.



     T. ROWE PRICE MID CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.



     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital.



     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



     The Western Asset Management U.S. Government Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital and maintenance of liquidity.




INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.




PORTFOLIO                              ADVISER (SUBADVISER)
---------                              --------------------
Artio International Stock              Artio Global Management, LLC(2)
  Portfolio(1).......................
Barclays Capital Aggregate Bond Index  MetLife Investment Advisors Company,
  Portfolio(3).......................  LLC
BlackRock Aggressive Growth            BlackRock Advisors, LLC
  Portfolio..........................
BlackRock Bond Income Portfolio......  BlackRock Advisors, LLC
BlackRock Diversified Portfolio......  BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio..  BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth      BlackRock Advisors, LLC
  Portfolio(4).......................
BlackRock Money Market Portfolio.....  BlackRock Advisors, LLC
BlackRock Strategic Value Portfolio..  BlackRock Advisors, LLC
Davis Venture Value Portfolio........  Davis Selected Advisers, L.P.(5)
FI Mid Cap Opportunities Portfolio...  Pyramis Global Advisors, LLC
FI Value Leaders Portfolio...........  Pyramis Global Advisors, LLC
Jennison Growth Portfolio............  Jennison Associates LLC
Loomis Sayles Small Cap Core           Loomis, Sayles & Company, L.P.
  Portfolio(6).......................
Loomis Sayles Small Cap Growth         Loomis, Sayles & Company, L.P.(8)
  Portfolio(7).......................
Met/Artisan Mid Cap Value              Artisan Partners Limited
  Portfolio(9).......................  Partnership(10)
MetLife Aggressive Allocation          N/A(11)
  Portfolio..........................
MetLife Conservative Allocation        N/A(11)
  Portfolio..........................
MetLife Conservative to Moderate       N/A(11)
  Allocation Portfolio...............
MetLife Mid Cap Stock Index            MetLife Investment Advisors Company,
  Portfolio..........................  LLC
MetLife Moderate Allocation            N/A(11)
  Portfolio..........................
MetLife Moderate to Aggressive         N/A(11)
  Allocation Portfolio...............
MetLife Stock Index Portfolio........  MetLife Investment Advisors Company,
                                       LLC
MFS(R) Total Return Portfolio........  Massachusetts Financial Services
                                       Company
MFS(R) Value Portfolio...............  Massachusetts Financial Services
                                       Company
Morgan Stanley EAFE(R) Index           MetLife Investment Advisors Company,
  Portfolio..........................  LLC
Neuberger Berman Mid Cap Value         Neuberger Berman Management LLC
  Portfolio..........................
Oppenheimer Global Equity Portfolio..  OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio......  MetLife Investment Advisors Company,
                                       LLC
T. Rowe Price Large Cap Growth         T. Rowe Price Associates, Inc.
  Portfolio..........................
T. Rowe Price Small Cap Growth         T. Rowe Price Associates, Inc.
  Portfolio..........................
Western Asset Management Strategic     Western Asset Management Company
  Bond Opportunities Portfolio.......
Western Asset Management U.S.          Western Asset Management Company
  Government Portfolio...............




-------


(1) Effective May 1, 2009, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio.

(2) Effective May 1, 2009, Artio Global Management, LLC replaced Julius Baer Investment Management, LLC as subadviser.



(3) Effective May 1, 2009, Lehman Brothers(R) Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio.



(4) Effective after 4:00 p.m. Eastern Time on May 1, 2009, FI Large Cap Portfolio merged with and into BlackRock Legacy Large Cap Growth Portfolio (the "Replacement Fund"). If you select the FI Large Cap Portfolio on your application and we receive your application after May 1, 2009, your purchase payments will automatically be allocated to the Replacement Fund. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the FI Large Cap Portfolio on your application.



(5) Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.



(6) Effective May 1, 2009, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio.



(7) Effective May 1, 2009, Frankin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio.



(8) Effective May 1, 2009, Loomis, Sayles & Company, L.P. replaced Franklin Advisers, Inc. as subadviser.



(9) Effective May 1, 2009, Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.



(10) Effective May 1, 2009, Artisan Partners Limited Partnership replaced Harris Associates, L.P. as subadviser.



(11) Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio(collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios(Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.


     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.




     Effective on or about May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers. As a result, MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Met Investors Series Trust. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



PORTFOLIO                              ADVISER (SUBADVISER)
---------                              --------------------
American Funds Balanced Allocation     N/A(1)
  Portfolio..........................
American Funds Growth Allocation       N/A(1)
  Portfolio..........................
American Funds Moderate Allocation     N/A(1)
  Portfolio..........................
BlackRock Large Cap Core Portfolio...  BlackRock Advisors, LLC
Clarion Global Real Estate             ING Clarion Real Estate Securities,
  Portfolio..........................  L.P.
Harris Oakmark International           Harris Associates L.P.
  Portfolio..........................
Janus Forty Portfolio................  Janus Capital Management LLC
Lazard Mid Cap Portfolio.............  Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth  ClearBridge Advisors, LLC
  Portfolio..........................
Legg Mason Value Equity Portfolio....  Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture             Lord, Abbett & Co. LLC
  Portfolio..........................
Met/AIM Small Cap Growth Portfolio...  Invesco Aim Capital Management, Inc.
Met/Franklin Income Portfolio........  Franklin Advisers, Inc.
Met/Franklin Mutual Shares             Franklin Mutual Advisers, LLC
  Portfolio..........................
Met/Franklin Templeton Founding        N/A(1)
  Strategy Portfolio.................
Met/Templeton Growth Portfolio.......  Templeton Global Advisors Limited
MFS(R) Research International          Massachusetts Financial Services
  Portfolio..........................  Company
Oppenheimer Capital Appreciation       OppenheimerFunds, Inc.
  Portfolio..........................
PIMCO Inflation Protected Bond         Pacific Investment Management Company
  Portfolio..........................  LLC
PIMCO Total Return Portfolio.........  Pacific Investment Management Company
                                       LLC
RCM Technology Portfolio.............  RCM Capital Management LLC

PORTFOLIO                              ADVISER (SUBADVISER)
---------                              --------------------
SSgA Growth and Income ETF             SSgA Funds Management, Inc.(3)
  Portfolio(2).......................
SSgA Growth ETF Portfolio(4).........  SSgA Funds Management, Inc.(3)
T. Rowe Price Mid Cap Growth           T. Rowe Price Associates, Inc.
  Portfolio..........................




-------


(1) This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers. that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.



(2) Effective September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF Portfolio.



(3) Effective September 2, 2008, SSgA Funds Management, Inc. replaced Gallatin Asset Management, Inc. as subadviser.



(4) Effective September 2, 2008, Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio.


     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                              SUBADVISER
---------                              ----------
American Funds Bond..................  N/A
American Funds Global Small            N/A
  Capitalization.....................
American Funds Growth................  N/A
American Funds Growth-Income.........  N/A


     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the Artio International Stock, BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the , Barclays Capital Aggregate Bond Index, BlackRock Aggressive Growth, BlackRock Diversified, FI Mid Cap Opportunities, Loomis Sayles Small Cap Growth, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index,
         T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, MFS(R) Value and BlackRock Large Cap Value Portfolios;


     -- For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio which is Class E, the Legg Mason Value Equity Portfolio, which is Class A, and the American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio and American Funds Moderate Allocation Portfolio, which are Class C; and

     --  For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                                  THE CONTRACTS

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

     -- If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TRANSFER PRIVILEGE

     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS(R) Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, SSgA Growth and Income ETF, SSgA Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond, American Funds Balanced Allocation, American Funds Growth Allocation, American Funds Moderate Allocation, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth Subaccounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.


     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Artio International Stock Portfolio, BlackRock Strategic Value Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving and Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain underlying Eligible Funds, we rely on the Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

        AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all

   American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     GUARANTEED ACCOUNT. If you have selected an enhanced dollar cost averaging program, and if the selected day for a transfer from the guaranteed account to your selected subaccounts is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

SURRENDER AND LOAN PROCEEDS

     We will normally pay surrender and loan proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


CONTINGENT DEFERRED SALES CHARGE



     We will waive the Contingent Deferred Sales Charge if the amount of the Contingent Deferred Sales Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

SYSTEMATIC WITHDRAWALS

     If you have selected the Systematic Withdrawal feature and would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

     - By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -  Through your Registered Representative

     - In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

     -  By fax (515) 457-4301.

     - For transfer or reallocation of future purchase payments, by Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your sales representative before submitting the form or request.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.


                     PAYMENT ON DEATH PRIOR TO ANNUITIZATION



     --TOTAL CONTROL ACCOUNT.



     A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has complete access to the proceeds, with unlimited check-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

     Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



     --SPECIAL OPTIONS FOR SPOUSES.



     Because the death proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the rights of a spouse under the spousal continuation provisions of this Contract will not be available to such partner or same-sex marriage spouse.


                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).


     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")


     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".


     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.


     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year

----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     - The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     - The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     - The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.


     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS(R) Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Clarion Global Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, SSgA Growth and Income ETF, SSgA Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond, American Funds Balanced Allocation, American Funds Growth Allocation, American Funds Moderate Allocation, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS


     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:


          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and


          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (15% in 2006) applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible

Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled;

     - made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

     - under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.


     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.



     As part of these new IRS regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Loans. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.


     Required Minimum Distributions. Qualified Contracts (including Contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Under recently enacted legislation, you (and after your death, your designated Beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five-year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five-year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuity payments under your Contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.



     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                  VOTING RIGHTS


     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.


     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                          DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc., Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


                                THE FIXED ACCOUNT


     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state.


     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

                                LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.




                              FINANCIAL STATEMENTS



     Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2008 for each Sub-Account of the New England Variable Annuity Separate Account.




                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
American Funds Balanced Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.008520          7.014083                0
American Funds Growth Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          6.362008                0
American Funds Moderate Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.018520          7.688026               28
BlackRock Aggressive Growth Sub-Account
  05/01/2004 to 12/31/2004......................     33.837186         37.527489                0
  01/01/2005 to 12/31/2005......................     37.527489         40.888321                0
  01/01/2006 to 12/31/2006......................     40.888321         42.950645                1
  01/01/2007 to 12/31/2007......................     42.950645         50.946160                1
  01/01/2008 to 12/31/2008......................     50.946160         27.221237                1
BlackRock Bond Income Sub-Account
  04/19/1995 to 12/31/1995......................      2.700549          3.037039            1,299
  01/01/1996 to 12/31/1996......................      3.037039          3.134109            4,588
  01/01/1997 to 12/31/1997......................      3.134109          3.428788            7,595
  01/01/1998 to 12/31/1998......................      3.428788          3.688741           14,529
  01/01/1999 to 12/31/1999......................      3.688741          3.622325           14,185
  01/01/2000 to 12/31/2000......................      3.622325          3.865022           12,000
  01/01/2001 to 12/31/2001......................      3.865022          4.148726           11,591
  01/01/2002 to 12/31/2002......................      4.148726          4.439035           10,326
  01/01/2003 to 12/31/2003......................      4.439035          4.635857            7,849
  01/01/2004 to 12/31/2004......................      4.635857          4.776225            6,091
  01/01/2005 to 12/31/2005......................      4.776225          4.826075            4,782
  01/01/2006 to 12/31/2006......................      4.826075          4.971634            3,953
  01/01/2007 to 12/31/2007......................      4.971634          5.213355            3,052
  01/01/2008 to 12/31/2008......................      5.213355          4.966947            2,169

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Diversified Sub-Account
  05/01/2004 to 12/31/2004......................     35.648033         38.474665                5
  01/01/2005 to 12/31/2005......................     38.474665         39.030259                2
  01/01/2006 to 12/31/2006......................     39.030259         42.453752                1
  01/01/2007 to 12/31/2007......................     42.453752         44.233819                1
  01/01/2008 to 12/31/2008......................     44.233819         32.744483                1
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/2007 to 12/31/2007......................      7.903839          7.974359               14
  01/01/2008 to 12/31/2008......................      7.974359          4.932059               13
BlackRock Large Cap Core Sub-Account(9)
  (formerly BlackRock Large Cap Sub-Account, and
  before that, BlackRock Investment Trust Sub-
  Account)
  05/01/2001 to 12/31/2001......................      7.438047          6.526184               15
  01/01/2002 to 12/31/2002......................      6.526184          4.746347               15
  01/01/2003 to 12/31/2003......................      4.746347          6.083176               18
  01/01/2004 to 12/31/2004......................      6.083176          6.637413               20
  01/01/2005 to 12/31/2005......................      6.637413          6.765857               13
  01/01/2006 to 12/31/2006......................      6.765857          7.598828               16
  01/01/2007 to 04/27/2007......................      7.598828          7.970421                0
BlackRock Large Cap Value Sub-Account
  05/01/2002 to 12/31/2002......................      1.000000          0.792674              128
  01/01/2003 to 12/31/2003......................      0.792674          1.058977              362
  01/01/2004 to 12/31/2004......................      1.058977          1.183913              529
  01/01/2005 to 12/31/2005......................      1.183913          1.234553              506
  01/01/2006 to 12/31/2006......................      1.234553          1.451955              449
  01/01/2007 to 12/31/2007......................      1.451955          1.479249              254
  01/01/2008 to 12/31/2008......................      1.479249          0.948016              127

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/1995 to 12/31/1995......................      1.091430          1.402375            3,908
  01/01/1996 to 12/31/1996......................      1.402375          1.565675           18,547
  01/01/1997 to 12/31/1997......................      1.565675          1.940577           32,284
  01/01/1998 to 12/31/1998......................      1.940577          2.829403           49,761
  01/01/1999 to 12/31/1999......................      2.829403          3.744249           56,626
  01/01/2000 to 12/31/2000......................      3.744249          3.188694           53,630
  01/01/2001 to 12/31/2001......................      3.188694          2.767486           43,123
  01/01/2002 to 12/31/2002......................      2.767486          1.824580           32,418
  01/01/2003 to 12/31/2003......................      1.824580          2.432889           26,070
  01/01/2004 to 12/31/2004......................      2.432889          2.611739           20,867
  01/01/2005 to 12/31/2005......................      2.611739          2.757292           16,284
  01/01/2006 to 12/31/2006......................      2.757292          2.832779           12,406
  01/01/2007 to 12/31/2007......................      2.832779          3.317618            9,342
  01/01/2008 to 12/31/2008......................      3.317618          2.078102            6,871
BlackRock Money Market Sub-Account
  04/19/1995 to 12/31/1995......................      1.834830          1.889065            2,759
  01/01/1996 to 12/31/1996......................      1.889065          1.959126            9,258
  01/01/1997 to 12/31/1997......................      1.959126          2.036045            8,797
  01/01/1998 to 12/31/1998......................      2.036045          2.114493           14,711
  01/01/1999 to 12/31/1999......................      2.114493          2.189734           14,979
  01/01/2000 to 12/31/2000......................      2.189734          2.294889           10,956
  01/01/2001 to 12/31/2001......................      2.294889          2.353490           11,966
  01/01/2002 to 12/31/2002......................      2.353490          2.354852           12,322
  01/01/2003 to 12/31/2003......................      2.354852          2.342007            6,242
  01/01/2004 to 12/31/2004......................      2.342007          2.333289            4,416
  01/01/2005 to 12/31/2005......................      2.333289          2.368696            3,441
  01/01/2006 to 12/31/2006......................      2.368696          2.449470            3,565
  01/01/2007 to 12/31/2007......................      2.449470          2.539147            2,881
  01/01/2008 to 12/31/2008......................      2.539147          2.576484            3,471

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Strategic Value Sub-Account
  01/22/2001 to 12/31/2001......................      1.234067          1.400918            4,563
  01/01/2002 to 12/31/2002......................      1.400918          1.087462            6,425
  01/01/2003 to 12/31/2003......................      1.087462          1.610821            6,085
  01/01/2004 to 12/31/2004......................      1.610821          1.832998            5,774
  01/01/2005 to 12/31/2005......................      1.832998          1.883604            4,282
  01/01/2006 to 12/31/2006......................      1.883604          2.169313            2,938
  01/01/2007 to 12/31/2007......................      2.169313          2.066181            2,053
  01/01/2008 to 12/31/2008......................      2.066181          1.255554            1,372
Clarion Global Real Estate Sub-Account(11)
  (formerly Neuberger Berman Real Estate Sub-
  Account)
  05/01/2004 to 12/31/2004......................      9.998890         12.837948              124
  01/01/2005 to 12/31/2005......................     12.837948         14.349118               76
  01/01/2006 to 12/31/2006......................     14.349118         19.477708              144
  01/01/2007 to 12/31/2007......................     19.477708         16.331587               81
  01/01/2008 to 12/31/2008......................     16.331587          9.397489               62
Davis Venture Value Sub-Account
  04/19/1995 to 12/31/1995......................      1.071598          1.323183            3,798
  01/01/1996 to 12/31/1996......................      1.323183          1.642613           17,783
  01/01/1997 to 12/31/1997......................      1.642613          2.163463           39,083
  01/01/1998 to 12/31/1998......................      2.163463          2.442138           57,831
  01/01/1999 to 12/31/1999......................      2.442138          2.831476           58,967
  01/01/2000 to 12/31/2000......................      2.831476          3.058670           56,016
  01/01/2001 to 12/31/2001......................      3.058670          2.681119           48,321
  01/01/2002 to 12/31/2002......................      2.681119          2.212079           38,529
  01/01/2003 to 12/31/2003......................      2.212079          2.856131           32,039
  01/01/2004 to 12/31/2004......................      2.856131          3.166266           26,622
  01/01/2005 to 12/31/2005......................      3.166266          3.445613           21,160
  01/01/2006 to 12/31/2006......................      3.445613          3.895200           16,796
  01/01/2007 to 12/31/2007......................      3.895200          4.018597           12,595
  01/01/2008 to 12/31/2008......................      4.018597          2.404504            8,996
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006......................     17.174056         17.379668                0
  01/01/2007 to 12/31/2007......................     17.379668         17.783641                0
  01/01/2008 to 12/31/2008......................     17.783641          9.658126                0

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/2001 to 12/31/2001......................      2.599143          1.552375              593
  01/01/2002 to 12/31/2002......................      1.552375          1.084732              299
  01/01/2003 to 12/31/2003......................      1.084732          1.437015              337
  01/01/2004 to 12/31/2004......................      1.437015          1.656255              581
  01/01/2005 to 12/31/2005......................      1.656255          1.742990              401
  01/01/2006 to 12/31/2006......................      1.742990          1.918448              298
  01/01/2007 to 12/31/2007......................      1.918448          2.046087              250
  01/01/2008 to 12/31/2008......................      2.046087          0.899628              183
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002......................      1.000000          0.810636               16
  01/01/2003 to 12/31/2003......................      0.810636          1.136382              222
  01/01/2004 to 04/30/2004......................      1.136382          1.126280              288
FI Value Leaders Sub-Account
  04/19/1995 to 12/31/1995......................      1.193057          1.485762            2,885
  01/01/1996 to 12/31/1996......................      1.485762          1.730922            9,527
  01/01/1997 to 12/31/1997......................      1.730922          2.279329           18,638
  01/01/1998 to 12/31/1998......................      2.279329          2.798615           35,465
  01/01/1999 to 12/31/1999......................      2.798615          3.019311           40,407
  01/01/2000 to 12/31/2000......................      3.019311          2.825493           33,874
  01/01/2001 to 12/31/2001......................      2.825493          2.399187           27,130
  01/01/2002 to 12/31/2002......................      2.399187          1.906333           20,628
  01/01/2003 to 12/31/2003......................      1.906333          2.387056           16,145
  01/01/2004 to 12/31/2004......................      2.387056          2.678230           13,091
  01/01/2005 to 12/31/2005......................      2.678230          2.925027           10,163
  01/01/2006 to 12/31/2006......................      2.925027          3.230226            8,413
  01/01/2007 to 12/31/2007......................      3.230226          3.320480            6,236
  01/01/2008 to 12/31/2008......................      3.320480          1.999940            4,115
Franklin Templeton Small Cap Growth Sub-Account
  05/01/2001 to 12/31/2001......................      1.000000          0.880003              645
  01/01/2002 to 12/31/2002......................      0.880003          0.624736              823
  01/01/2003 to 12/31/2003......................      0.624736          0.891284            1,340
  01/01/2004 to 12/31/2004......................      0.891284          0.977320            1,278
  01/01/2005 to 12/31/2005......................      0.977320          1.006592              806
  01/01/2006 to 12/31/2006......................      1.006592          1.089662              620
  01/01/2007 to 12/31/2007......................      1.089662          1.121357              371
  01/01/2008 to 12/31/2008......................      1.121357          0.649277              282

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Harris Oakmark Focused Value Sub-Account
  04/19/1995 to 12/31/1995......................      1.201698          1.438865            2,010
  01/01/1996 to 12/31/1996......................      1.438865          1.669358            9,083
  01/01/1997 to 12/31/1997......................      1.669358          1.932280           15,872
  01/01/1998 to 12/31/1998......................      1.932280          1.802285           17,610
  01/01/1999 to 12/31/1999......................      1.802285          1.784358           19,212
  01/01/2000 to 12/31/2000......................      1.784358          2.120229           16,342
  01/01/2001 to 12/31/2001......................      2.120229          2.672703           14,395
  01/01/2002 to 12/31/2002......................      2.672703          2.403843           17,343
  01/01/2003 to 12/31/2003......................      2.403843          3.146117           13,696
  01/01/2004 to 12/31/2004......................      3.146117          3.412124           11,273
  01/01/2005 to 12/31/2005......................      3.412124          3.702507            8,748
  01/01/2006 to 12/31/2006......................      3.702507          4.107923            6,778
  01/01/2007 to 12/31/2007......................      4.107923          3.775411            5,047
  01/01/2008 to 12/31/2008......................      3.775411          2.011046            3,461
Harris Oakmark International Sub-Account
  05/01/2002 to 12/31/2002......................      1.059909          0.884317               17
  01/01/2003 to 12/31/2003......................      0.884317          1.179141              322
  01/01/2004 to 12/31/2004......................      1.179141          1.403956            1,417
  01/01/2005 to 12/31/2005......................      1.403956          1.582899            1,626
  01/01/2006 to 12/31/2006......................      1.582899          2.014401            1,779
  01/01/2007 to 12/31/2007......................      2.014401          1.967374            1,686
  01/01/2008 to 12/31/2008......................      1.967374          1.148507            1,110
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007......................    147.677871        181.223032                1
  01/01/2008 to 12/31/2008......................    181.223032        103.701265                2
Jennison Growth Sub-Account(6) (formerly
  Met/Putnam Voyager Sub-Account)
  05/01/2000 to 12/31/2000......................      1.000000          0.723482            1,745
  01/01/2001 to 12/31/2001......................      0.723482          0.493718            2,323
  01/01/2002 to 12/31/2002......................      0.493718          0.346263            1,943
  01/01/2003 to 12/31/2003......................      0.346263          0.430125            1,673
  01/01/2004 to 12/31/2004......................      0.430125          0.445480            1,294
  01/01/2005 to 04/30/2005......................      0.445480          0.410028            1,066

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Jennison Growth Sub-Account
  05/01/2005 to 12/31/2005......................      0.411193          0.495120              820
  01/01/2006 to 12/31/2006......................      0.495120          0.501963              828
  01/01/2007 to 12/31/2007......................      0.501963          0.553005              736
  01/01/2008 to 12/31/2008......................      0.553005          0.346832              519
Julius Baer International Stock Sub-Account(5)
  (formerly FI International Stock Sub-Account
  and before that, Putnam International Stock
  Sub-Account)
  04/19/1995 to 12/31/1995......................      1.219265          1.264600            2,523
  01/01/1996 to 12/31/1996......................      1.264600          1.330771           10,944
  01/01/1997 to 12/31/1997......................      1.330771          1.295867           18,722
  01/01/1998 to 12/31/1998......................      1.295867          1.371486           24,795
  01/01/1999 to 12/31/1999......................      1.371486          1.686150           23,222
  01/01/2000 to 12/31/2000......................      1.686150          1.493953           24,922
  01/01/2001 to 12/31/2001......................      1.493953          1.170310           21,118
  01/01/2002 to 12/31/2002......................      1.170310          0.952605           16,851
  01/01/2003 to 12/31/2003......................      0.952605          1.203392           13,909
  01/01/2004 to 12/31/2004......................      1.203392          1.403215           11,323
  01/01/2005 to 12/31/2005......................      1.403215          1.633696            9,164
  01/01/2006 to 12/31/2006......................      1.633696          1.877631            7,482
  01/01/2007 to 12/31/2007......................      1.877631          2.043649            5,721
  01/01/2008 to 12/31/2008......................      2.043649          1.126487            4,153
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002......................      1.140016          0.967182              166
  01/01/2003 to 12/31/2003......................      0.967182          1.203979              321
  01/01/2004 to 12/31/2004......................      1.203979          1.358861              400
  01/01/2005 to 12/31/2005......................      1.358861          1.448732              294
  01/01/2006 to 12/31/2006......................      1.448732          1.639116              241
  01/01/2007 to 12/31/2007......................      1.639116          1.573190              222
  01/01/2008 to 12/31/2008......................      1.573190          0.957591               95

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Legg Mason Partners Aggressive Growth Sub-
  Account(8) (formerly Legg Mason Aggressive
  Growth Sub-Account which was formerly Janus
  Aggressive Growth Sub-Account, and before
  that, Janus Growth Sub-Account)
  05/01/2001 to 12/31/2001......................      1.000000          0.774950              467
  01/01/2002 to 12/31/2002......................      0.774950          0.528917              448
  01/01/2003 to 12/31/2003......................      0.528917          0.677855              480
  01/01/2004 to 12/31/2004......................      0.677855          0.725187              298
  01/01/2005 to 12/31/2005......................      0.725187          0.812625              408
  01/01/2006 to 12/31/2006......................      0.812625          0.787821              336
  01/01/2007 to 12/31/2007......................      0.787821          0.794818              311
  01/01/2008 to 12/31/2008......................      0.794818          0.477910              155
Legg Mason Value Equity Sub-Account(2) (formerly
  MFS(R) Investors Trust Sub-Account and, before
  that, MFS(R) Research Managers Sub-Account)
  07/01/1999 to 12/31/1999......................      1.058573          1.187199            1,847
  01/01/2000 to 12/31/2000......................      1.187199          1.128742            8,233
  01/01/2001 to 12/31/2001......................      1.128742          0.880195            5,193
  01/01/2002 to 12/31/2002......................      0.880195          0.658956            3,627
  01/01/2003 to 12/31/2003......................      0.658956          0.806814            3,018
  01/01/2004 to 04/30/2004......................      0.806814          0.822299            2,883
Legg Mason Value Equity Sub-Account(7) (formerly
  MFS(R) Investors Trust Sub-Account)
  07/01/1999 to 12/31/1999......................      1.025647          1.019236            2,303
  01/01/2000 to 12/31/2000......................      1.019236          1.004142            3,719
  01/01/2001 to 12/31/2001......................      1.004142          0.832779            3,188
  01/01/2002 to 12/31/2002......................      0.832779          0.655545            2,445
  01/01/2003 to 12/31/2003......................      0.655545          0.788060            1,763
  01/01/2004 to 12/31/2004......................      0.788060          0.865864            3,733
  01/01/2005 to 12/31/2005......................      0.865864          0.916386            3,102
  01/01/2006 to 04/30/2006......................      0.916386          0.959644                0
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006......................      0.954761          1.025283            2,145
  01/01/2007 to 12/31/2007......................      1.025283          0.953585            1,514
  01/01/2008 to 12/31/2008......................      0.953585          0.428705            1,048

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  01/22/2001 to 12/31/2001......................      1.077060          1.130647            1,823
  01/01/2002 to 12/31/2002......................      1.130647          1.226382            3,457
  01/01/2003 to 12/31/2003......................      1.226382          1.250846            2,633
  01/01/2004 to 12/31/2004......................      1.250846          1.281466            2,355
  01/01/2005 to 12/31/2005......................      1.281466          1.287755            2,032
  01/01/2006 to 12/31/2006......................      1.287755          1.318979            1,752
  01/01/2007 to 12/31/2007......................      1.318979          1.387871            1,241
  01/01/2008 to 12/31/2008......................      1.387871          1.446308              757
Loomis Sayles Small Cap Sub-Account
  04/19/1995 to 12/31/1995......................      1.010468          1.219226            2,427
  01/01/1996 to 12/31/1996......................      1.219226          1.571807            9,083
  01/01/1997 to 12/31/1997......................      1.571807          1.936137           26,450
  01/01/1998 to 12/31/1998......................      1.936137          1.877786           35,171
  01/01/1999 to 12/31/1999......................      1.877786          2.440858           30,705
  01/01/2000 to 12/31/2000......................      2.440858          2.534666           12,155
  01/01/2001 to 12/31/2001......................      2.534666          2.279741           26,119
  01/01/2002 to 12/31/2002......................      2.279741          1.764311           19,731
  01/01/2003 to 12/31/2003......................      1.764311          2.375446           16,319
  01/01/2004 to 12/31/2004......................      2.375446          2.727533           13,564
  01/01/2005 to 12/31/2005......................      2.727533          2.877461           10,924
  01/01/2006 to 12/31/2006......................      2.877461          3.312505            8,574
  01/01/2007 to 12/31/2007......................      3.312505          3.656787            6,598
  01/01/2008 to 12/31/2008......................      3.656787          2.312600            4,838
Lord Abbett Bond Debenture Sub-Account
  05/01/2001 to 12/31/2001......................      1.389438          1.374719              103
  01/01/2002 to 12/31/2002......................      1.374719          1.348509              616
  01/01/2003 to 12/31/2003......................      1.348509          1.585323            1,265
  01/01/2004 to 12/31/2004......................      1.585323          1.691738            1,162
  01/01/2005 to 12/31/2005......................      1.691738          1.694040              986
  01/01/2006 to 12/31/2006......................      1.694040          1.824279              876
  01/01/2007 to 12/31/2007......................      1.824279          1.917566              661
  01/01/2008 to 12/31/2008......................      1.917566          1.539848              489

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
MFS(R) Research International Sub-Account
  05/01/2001 to 12/31/2001......................      0.972280          0.848201              201
  01/01/2002 to 12/31/2002......................      0.848201          0.738048              313
  01/01/2003 to 12/31/2003......................      0.738048          0.961525              518
  01/01/2004 to 12/31/2004......................      0.961525          1.134143              840
  01/01/2005 to 12/31/2005......................      1.134143          1.302739              992
  01/01/2006 to 12/31/2006......................      1.302739          1.626745              978
  01/01/2007 to 12/31/2007......................      1.626745          1.818114              695
  01/01/2008 to 12/31/2008......................      1.818114          1.033771              546
MFS(R) Total Return Sub-Account(1) (formerly
  Balance Sub-Account)
  04/19/1995 to 12/31/1995......................      1.073645          1.227281            3,848
  01/01/1996 to 12/31/1996......................      1.227281          1.415482           17,356
  01/01/1997 to 12/31/1997......................      1.415482          1.622453           33,627
  01/01/1998 to 12/31/1998......................      1.622453          1.746518           49,657
  01/01/1999 to 12/31/1999......................      1.746518          1.635868           44,498
  01/01/2000 to 12/31/2000......................      1.635868          1.583103           34,052
  01/01/2001 to 12/31/2001......................      1.583103          1.492281           29,176
  01/01/2002 to 12/31/2002......................      1.492281          1.272895           22,180
  01/01/2003 to 12/31/2003......................      1.272895          1.503906           18,686
  01/01/2004 to 04/30/2004......................      1.503906          1.491745           17,780
MFS(R) Total Return Sub-Account (Class E)
  05/01/2004 to 12/31/2004......................     38.119840         41.490362              830
  01/01/2005 to 12/31/2005......................     41.490362         42.144039              467
  01/01/2006 to 12/31/2006......................     42.144039         46.585191              379
  01/01/2007 to 12/31/2007......................     46.585191         47.897748              306
  01/01/2008 to 12/31/2008......................     47.897748         36.731880              215
MFS(R) Value Sub-Account (Class E)(10) (formerly
  Harris Oakmark Large Cap Value Sub-Account
  (Class E))
  05/01/2002 to 12/31/2002......................      1.186098          0.973174              834
  01/01/2003 to 12/31/2003......................      0.973174          1.203425            1,137
  01/01/2004 to 12/31/2004......................      1.203425          1.321295            1,194
  01/01/2005 to 12/31/2005......................      1.321295          1.283517            1,083
  01/01/2006 to 12/31/2006......................      1.283517          1.493445              540
  01/01/2007 to 12/31/2007......................      1.493445          1.415429              365
  01/01/2008 to 12/31/2008......................      1.415429          0.927051              181

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002......................      1.122499          0.847816              248
  01/01/2003 to 12/31/2003......................      0.847816          1.161543              395
  01/01/2004 to 12/31/2004......................      1.161543          1.219639              334
  01/01/2005 to 12/31/2005......................      1.219639          1.302794              161
  01/01/2006 to 12/31/2006......................      1.302794          1.467670              140
  01/01/2007 to 12/31/2007......................      1.467670          1.608185              127
  01/01/2008 to 12/31/2008......................      1.608185          0.972100               38
Met/Franklin Income Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          7.989129                0
Met/Franklin Mutual Shares Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          6.602417                0
Met/Franklin Templeton Founding Strategy Sub-
  Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          7.036062                0
Met/Templeton Growth Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          6.571545                1
MetLife Mid Cap Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.036337          1.030603              688
  01/01/2002 to 12/31/2002......................      1.030603          0.863156              764
  01/01/2003 to 12/31/2003......................      0.863156          1.145805              925
  01/01/2004 to 12/31/2004......................      1.145805          1.308103            1,018
  01/01/2005 to 12/31/2005......................      1.308103          1.445754            1,012
  01/01/2006 to 12/31/2006......................      1.445754          1.566577              598
  01/01/2007 to 12/31/2007......................      1.566577          1.661625              502
  01/01/2008 to 12/31/2008......................      1.661625          1.042930              366
MetLife Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      4.149787          3.528064              491
  01/01/2002 to 12/31/2002......................      3.528064          2.696977              795
  01/01/2003 to 12/31/2003......................      2.696977          3.402464              845
  01/01/2004 to 12/31/2004......................      3.402464          3.701757              723
  01/01/2005 to 12/31/2005......................      3.701757          3.812071              643
  01/01/2006 to 12/31/2006......................      3.812071          4.332252              466
  01/01/2007 to 12/31/2007......................      4.332252          4.486461              355
  01/01/2008 to 12/31/2008......................      4.486461          2.776952              212

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.102261          0.852904              430
  01/01/2002 to 12/31/2002......................      0.852904          0.700428              790
  01/01/2003 to 12/31/2003......................      0.700428          0.948112              931
  01/01/2004 to 12/31/2004......................      0.948112          1.115629            1,104
  01/01/2005 to 12/31/2005......................      1.115629          1.243057              930
  01/01/2006 to 12/31/2006......................      1.243057          1.538514            1,346
  01/01/2007 to 12/31/2007......................      1.538514          1.677449              871
  01/01/2008 to 12/31/2008......................      1.677449          0.956529              297
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2001 to 12/31/2001......................      1.542542          1.503118               80
  01/01/2002 to 12/31/2002......................      1.503118          1.335950              677
  01/01/2003 to 12/31/2003......................      1.335950          1.794695              823
  01/01/2004 to 12/31/2004......................      1.794695          2.171797            1,209
  01/01/2005 to 12/31/2005......................      2.171797          2.398337            1,532
  01/01/2006 to 12/31/2006......................      2.398337          2.631226            1,221
  01/01/2007 to 12/31/2007......................      2.631226          2.678582              865
  01/01/2008 to 12/31/2008......................      2.678582          1.387940              706
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005......................      7.964216          8.650849                1
  01/01/2006 to 12/31/2006......................      8.650849          9.185190               13
  01/01/2007 to 12/31/2007......................      9.185190         10.356153               16
  01/01/2008 to 12/31/2008......................     10.356153          5.523222               13
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004......................     12.798623         14.768490                1
  01/01/2005 to 12/31/2005......................     14.768490         16.899352                7
  01/01/2006 to 12/31/2006......................     16.899352         19.399664               17
  01/01/2007 to 12/31/2007......................     19.399664         20.336532               24
  01/01/2008 to 12/31/2008......................     20.336532         11.925807               16
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006......................     11.011996         11.123317                1
  01/01/2007 to 12/31/2007......................     11.123317         12.158272                1
  01/01/2008 to 12/31/2008......................     12.158272         11.168440               48

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
PIMCO Total Return Sub-Account
  05/01/2001 to 12/31/2001......................      1.001108          1.054196            1,690
  01/01/2002 to 12/31/2002......................      1.054196          1.136808            8,272
  01/01/2003 to 12/31/2003......................      1.136808          1.169859            7,285
  01/01/2004 to 12/31/2004......................      1.169859          1.211615            6,170
  01/01/2005 to 12/31/2005......................      1.211615          1.222281            4,692
  01/01/2006 to 12/31/2006......................      1.222281          1.260416            3,957
  01/01/2007 to 12/31/2007......................      1.260416          1.337485            2,999
  01/01/2008 to 12/31/2008......................      1.337485          1.324909            2,470
RCM Technology Sub-Account
  05/01/2001 to 12/31/2001......................      0.822604          0.609654              343
  01/01/2002 to 12/31/2002......................      0.609654          0.296337              388
  01/01/2003 to 12/31/2003......................      0.296337          0.460681            1,379
  01/01/2004 to 12/31/2004......................      0.460681          0.434889              741
  01/01/2005 to 12/31/2005......................      0.434889          0.476338              525
  01/01/2006 to 12/31/2006......................      0.476338          0.495094              330
  01/01/2007 to 12/31/2007......................      0.495094          0.642392              334
  01/01/2008 to 12/31/2008......................      0.642392          0.352036              219
Russell 2000(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.202699          1.186357              745
  01/01/2002 to 12/31/2002......................      1.186357          0.929122            1,086
  01/01/2003 to 12/31/2003......................      0.929122          1.335704            1,243
  01/01/2004 to 12/31/2004......................      1.335704          1.547069            1,268
  01/01/2005 to 12/31/2005......................      1.547069          1.592021            1,161
  01/01/2006 to 12/31/2006......................      1.592021          1.846872              863
  01/01/2007 to 12/31/2007......................      1.846872          1.790916              439
  01/01/2008 to 12/31/2008......................      1.790916          1.171912              300
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.119764          1.213800              379
  01/01/2005 to 12/31/2005......................      1.213800          1.273345              690
  01/01/2006 to 12/31/2006......................      1.273345          1.418156              357
  01/01/2007 to 12/31/2007......................      1.418156          1.527073              352
  01/01/2008 to 12/31/2008......................      1.527073          0.873753              412

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2001 to 12/31/2001......................      0.981160          0.824101              678
  01/01/2002 to 12/31/2002......................      0.824101          0.455019            1,467
  01/01/2003 to 12/31/2003......................      0.455019          0.613403            2,378
  01/01/2004 to 12/31/2004......................      0.613403          0.713018            3,130
  01/01/2005 to 12/31/2005......................      0.713018          0.806381            2,310
  01/01/2006 to 12/31/2006......................      0.806381          0.844638            3,167
  01/01/2007 to 12/31/2007......................      0.844638          0.980220            2,209
  01/01/2008 to 12/31/2008......................      0.980220          0.582646            1,241
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.242603          1.325197               28
  01/01/2005 to 12/31/2005......................      1.325197          1.447557               90
  01/01/2006 to 12/31/2006......................      1.447557          1.480039              178
  01/01/2007 to 12/31/2007......................      1.480039          1.599275              130
  01/01/2008 to 12/31/2008......................      1.599275          1.004753               88
Western Asset Management Strategic Bond
  Opportunities Sub-Account
  04/19/1995 to 12/31/1995......................      1.031165          1.158823            1,975
  01/01/1996 to 12/31/1996......................      1.158823          1.307292           11,146
  01/01/1997 to 12/31/1997......................      1.307292          1.432601           23,303
  01/01/1998 to 12/31/1998......................      1.432601          1.442191           34,842
  01/01/1999 to 12/31/1999......................      1.442191          1.443394           30,999
  01/01/2000 to 12/31/2000......................      1.443394          1.526867           25,512
  01/01/2001 to 12/31/2001......................      1.526867          1.609033           22,565
  01/01/2002 to 12/31/2002......................      1.609033          1.740077           18,952
  01/01/2003 to 12/31/2003......................      1.740077          1.933430           16,461
  01/01/2004 to 12/31/2004......................      1.933430          2.033569           13,608
  01/01/2005 to 12/31/2005......................      2.033569          2.063218           10,925
  01/01/2006 to 12/31/2006......................      2.063218          2.138547            8,683
  01/01/2007 to 12/31/2007......................      2.138547          2.194786            6,608
  01/01/2008 to 12/31/2008......................      2.194786          1.840216            4,403

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Western Asset Management U.S. Government Sub-
  Account
  04/19/1995 to 12/31/1995......................      1.046872          1.139109            2,122
  01/01/1996 to 12/31/1996......................      1.139109          1.160957            5,512
  01/01/1997 to 12/31/1997......................      1.160957          1.242399            8,346
  01/01/1998 to 12/31/1998......................      1.242399          1.318989           15,795
  01/01/1999 to 12/31/1999......................      1.318989          1.303556           14,531
  01/01/2000 to 12/31/2000......................      1.303556          1.420573           12,155
  01/01/2001 to 12/31/2001......................      1.420573          1.495769           13,182
  01/01/2002 to 12/31/2002......................      1.495769          1.592943           14,306
  01/01/2003 to 12/31/2003......................      1.592943          1.597944           10,010
  01/01/2004 to 12/31/2004......................      1.597944          1.623851            7,583
  01/01/2005 to 12/31/2005......................      1.623851          1.629753            5,834
  01/01/2006 to 12/31/2006......................      1.629753          1.674873            4,314
  01/01/2007 to 12/31/2007......................      1.674873          1.724243            3,410
  01/01/2008 to 12/31/2008......................      1.724243          1.694937            2,337
MetLife Conservative Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998890         10.303196                0
  01/01/2006 to 12/31/2006......................     10.303196         10.865903                0
  01/01/2007 to 12/31/2007......................     10.865903         11.316619               10
  01/01/2008 to 12/31/2008......................     11.316619          9.558154                5
MetLife Conservative to Moderate Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998890         10.521194                3
  01/01/2006 to 12/31/2006......................     10.521194         11.358570               22
  01/01/2007 to 12/31/2007......................     11.358570         11.744566               20
  01/01/2008 to 12/31/2008......................     11.744566          9.084384               10
MetLife Moderate Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998890         10.752070               33
  01/01/2006 to 12/31/2006......................     10.752070         11.864211               50
  01/01/2007 to 12/31/2007......................     11.864211         12.212966              191
  01/01/2008 to 12/31/2008......................     12.212966          8.598781               92
MetLife Moderate to Aggressive Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998890         10.978002               23
  01/01/2006 to 12/31/2006......................     10.978002         12.370963                6
  01/01/2007 to 12/31/2007......................     12.370963         12.674050               14
  01/01/2008 to 12/31/2008......................     12.674050          8.112797               36

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
MetLife Aggressive Sub-Account
  05/01/2005 to 12/31/2005......................      9.998890         11.154317                0
  01/01/2006 to 12/31/2006......................     11.154317         12.728431                5
  01/01/2007 to 12/31/2007......................     12.728431         12.967316                6
  01/01/2008 to 12/31/2008......................     12.967316          7.618288                2
SSgA Growth ETF  Sub-Account(12)
  05/01/2006 to 12/31/2006......................     10.707472         11.422896                0
  01/01/2007 to 12/31/2007......................     11.422896         11.902093                0
  01/01/2008 to 12/31/2008......................     11.902093          7.870891                0
SSgA Growth and Income ETF  Sub-Account(12)
  05/01/2006 to 12/31/2006......................     10.516543         11.167932                0
  01/01/2007 to 12/31/2007......................     11.167932         11.612201                0
  01/01/2008 to 12/31/2008......................     11.612201          8.585165                0

                                                             1.60% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------

American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006......................     14.560847         15.263925                4
  01/01/2007 to 12/31/2007......................     15.263925         15.520310               37
  01/01/2008 to 12/31/2008......................     15.520310         13.845478               33
American Funds Global Small Capitalization Sub-
  Account
  05/01/2001 to 12/31/2001......................      1.478936          1.345023              406
  01/01/2002 to 12/31/2002......................      1.345023          1.071466              620
  01/01/2003 to 12/31/2003......................      1.071466          1.618923              767
  01/01/2004 to 12/31/2004......................      1.618923          1.925838              864
  01/01/2005 to 12/31/2005......................      1.925838          2.375872              908
  01/01/2006 to 12/31/2006......................      2.375872          2.900704            1,389
  01/01/2007 to 12/31/2007......................      2.900704          3.466071            1,153
  01/01/2008 to 12/31/2008......................      3.466071          1.585284              620
American Funds Growth-Income Sub-Account
  05/01/2001 to 12/31/2001......................      8.544177          8.240125              524
  01/01/2002 to 12/31/2002......................      8.240125          6.621684              865
  01/01/2003 to 12/31/2003......................      6.621684          8.629786            1,100
  01/01/2004 to 12/31/2004......................      8.629786          9.373505            1,145
  01/01/2005 to 12/31/2005......................      9.373505          9.763169              953
  01/01/2006 to 12/31/2006......................      9.763169         11.069431              767
  01/01/2007 to 12/31/2007......................     11.069431         11.442093              647
  01/01/2008 to 12/31/2008......................     11.442093          6.998060              462

                                                             1.60% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
American Funds Growth Sub-Account
  05/01/2001 to 12/31/2001......................     13.039200         11.078414              298
  01/01/2002 to 12/31/2002......................     11.078414          8.236223              640
  01/01/2003 to 12/31/2003......................      8.236223         11.089070              841
  01/01/2004 to 12/31/2004......................     11.089070         12.276345              905
  01/01/2005 to 12/31/2005......................     12.276345         14.038347              783
  01/01/2006 to 12/31/2006......................     14.038347         15.227786              672
  01/01/2007 to 12/31/2007......................     15.227786         16.835174              521
  01/01/2008 to 12/31/2008......................     16.835174          9.282170              370




-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.

 (6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

 (9) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(10) On or about January 7, 2008, Harris Oakmark Large Cap Value Sub-Account of the Metropolitan Fund changed its name to MFS(R) Value Sub-Account.

(11) On or about April 28, 2008, Neuberger Berman Real Estate Sub-Account changed its name to Clarion Global Real Estate Sub-Account.

                                   PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.





                                   CONTRACTS USED
                                 WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                      RETIREMENT PLANS    CONTRACTS
------------                     ------------------   ---------
California                              0.50%(1)         2.35%
Florida                                 1.00%(2)         1.00%(2)
Maine                                     --             2.00%
Nevada                                    --             3.50%
South Dakota                              --             1.25%(3)
West Virginia                           1.00%            1.00%
Wyoming                                   --             1.00%

Puerto Rico                             1.00%            1.00%




-------


(1)  Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.



(2) Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.



(3) A special rate applies for large case annuity policies. The special rate is 8/100 of 1% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. The special rate is not subject to retaliation.


     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                TABLE OF CONTENTS
                                     OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
                         FOR THE AMERICAN GROWTH SERIES


                                                                             PAGE
                                                                            -----
THE COMPANY AND THE VARIABLE ACCOUNT..................................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS...........      II-3
INVESTMENT ADVICE.....................................................      II-3
DISTRIBUTION OF THE CONTRACTS.........................................      II-5
CALCULATION OF PERFORMANCE DATA.......................................      II-6
CALCULATION OF YIELDS.................................................      II-7
NET INVESTMENT FACTOR.................................................      II-8
ANNUITY PAYMENTS......................................................      II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..................      II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS....................      II-10
THE FIXED ACCOUNT.....................................................      II-11
TAX STATUS OF THE CONTRACTS...........................................      II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................      II-13
LEGAL MATTERS.........................................................      II-13
FINANCIAL STATEMENTS..................................................      1


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

          [ ]    American Growth Series -- New England Variable Annuity Separate Account
          [ ]    Metropolitan Series Fund, Inc.
          [ ]    Met Investors Series Trust
          [ ]    American Funds Insurance Series
          [ ]    My current address is:


                                                 Name
                 ---------------------------               ------------------------------------
                       Contract Number



                                                 Address
                 ---------------------------               ------------------------------------
                          Signature


                                                           ------------------------------------
                                                                                            Zip

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                             AMERICAN GROWTH SERIES
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                   MAY 1, 2009



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated May 1, 2009 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                          -----
THE COMPANY AND THE VARIABLE ACCOUNT...................................    II-3
INVESTMENT ADVICE......................................................    II-3
DISTRIBUTION OF THE CONTRACTS..........................................    II-5
CALCULATION OF PERFORMANCE DATA........................................    II-6
CALCULATION OF YIELDS..................................................    II-7
NET INVESTMENT FACTOR..................................................    II-8
ANNUITY PAYMENTS.......................................................    II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...................   II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.....................   II-10
THE FIXED ACCOUNT......................................................   II-11
TAX STATUS OF THE CONTRACTS............................................   II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................   II-13
LEGAL MATTERS..........................................................   II-13
FINANCIAL STATEMENTS...................................................       1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company (the "Company"). The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998. The Company is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

     MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.



                                INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series which was formerly the FI Structured Equity Portfolio and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly known as the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS Research Managers Portfolio merged with and into the MFS Investors Trust Portfolio.

     On April 28, 2006, the MFS Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio on December 1, 2000, and was formerly known as the Dracott International Equity Series) was Draycott Partners, Ltd. Until May 1, 1997, when Morgan Asset Management Inc. became the subadviser.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio, which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser, and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio). On January 7, 2008, MFS(R) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and

Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser. was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly BlackRock Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, the State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The sub-adviser to the RCM Technology Portfolio (formerly, the RCM Global Technology Portfolio which was (formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio), was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, MET/AIM Mid-Cap Core Equity Portfolio) was A I M Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly, the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio), was Janus Capital Management, LLC until October 1, 2006 when ClearBridge Advisors, LLC became the subadviser.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

     New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                                                         AGGREGATE AMOUNT OF
                                                                       COMMISSIONS RETAINED BY
                                              AGGREGATE AMOUNT OF    DISTRIBUTOR AFTER PAYMENTS
                                              COMMISSIONS PAID TO     TO ITS REGISTERED PERSONS
FISCAL YEAR                                       DISTRIBUTOR*            AND SELLING FIRMS
-----------                                   -------------------    --------------------------
2006.......................................       $29,025,979                    $0
2007.......................................       $36,330,400                    $0
2008.......................................       $33,159,311                    $0



--------

* Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                         CALCULATION OF PERFORMANCE DATA

                           AVERAGE ANNUAL TOTAL RETURN

     We may provide illustrations of hypothetical average annual total returns for each Sub-Account, based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. AVERAGE ANNUAL TOTAL RETURNS WILL BE PROVIDED FOR A SUB-ACCOUNT FOR 1, 5 AND 10 YEARS, OR FOR A SHORTER PERIOD, IF APPLICABLE.

     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

     Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the

Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may also show daily Unit Values for each Sub-Account in advertising and sales literature, including our website.

                              CALCULATION OF YIELDS

MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-Account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-Account value by the Sub-Account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-Account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

     The current yield will be calculated according to the following formula:

                    Current Yield = ((NCF - ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Money Market Sub-Account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Sub-Account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Sub-

Account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-Account may also be presented for periods other than a 7-day period.

OTHER SUB-ACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-Accounts (other than the BlackRock Money Market Sub-Account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-Account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-Account units less Sub-Account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

     The 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-Account's units.

ES = expenses of the subaccount for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Money Market Sub-Account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                              NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.

     The value of an annuity unit for each sub-account depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

     The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Investment Return of 5% from which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.

     The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return (AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

                                THE FIXED ACCOUNT

     Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

     If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the State Street Research Money Market Sub-Account instead.

     We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                           TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements.  Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of the tax deferral.

     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant were the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
(b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.




                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     The financial statements of each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.



     The consolidated financial statements of New England Life Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.



     The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries ("MetLife") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that MetLife changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes, as required by accounting guidance adopted on January 1, 2007), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                                  LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

ANNUAL REPORT

December 31, 2008

New England Variable Annuity Separate Account

of

New England Life Insurance Company

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A
MSF BlackRock Bond Income Subaccount
MSF BlackRock Money Market Subaccount
MSF Harris Oakmark Focused Value Subaccount
MSF FI Value Leaders Subaccount
MSF Loomis Sayles Small Cap Subaccount
MSF Western Asset Management U.S. Government
  Subaccount
MSF Western Asset Management Strategic Bond
Opportunities Subaccount
MSF MFS Total Return Subaccount
MSF BlackRock Legacy Large Cap Growth
  Subaccount
MSF Davis Venture Value Subaccount
MSF Jennison Growth Subaccount
MSF Julius Baer International Stock Subaccount
MSF BlackRock Strategic Value Subaccount
MSF FI Mid Cap Opportunities Subaccount
MSF Russell 2000 Index Subaccount
MSF MetLife Stock Index Subaccount
MSF Franklin Templeton Small Cap Growth
  Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount
MSF MFS Value Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF Lehman Brothers Aggregate Bond Index
  Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Diversified Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
  Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
  Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF FI Large Cap Subaccount
MIST Legg Mason Value Equity Subaccount
MIST MFS Research International Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST PIMCO Total Return Subaccount
MIST RCM Technology Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lazard Mid Cap Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Harris Oakmark International Subaccount
MIST Legg Mason Partners Aggressive Growth
  Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST SSgA Growth ETF Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Janus Forty Subaccount
MIST American Funds Balanced Allocation
  Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
  Subaccount
MIST Met/Franklin Income Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Franklin Templeton Founding Strategy
  Subaccount
MIST Met/Templeton Growth Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
American Funds Global Small Capitalization
  Subaccount
American Funds Bond Subaccount

This page is intentionally left blank.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                      MSF BLACKROCK MSF BLACKROCK MSF HARRIS OAKMARK        MSF FI
                                        BOND INCOME  MONEY MARKET      FOCUSED VALUE VALUE LEADERS
                                         SUBACCOUNT    SUBACCOUNT         SUBACCOUNT    SUBACCOUNT
                                      ------------- ------------- ------------------ -------------
ASSETS:
  Investments at fair value           $ 138,197,390 $ 175,597,428      $ 119,976,880  $ 38,022,041
  Due from New England Life Insurance
     Company                                     --             8                 10            15
                                      ------------- ------------- ------------------ -------------
       Total Assets                     138,197,390   175,597,436        119,976,890    38,022,056
                                      ------------- ------------- ------------------ -------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                    676           715              1,323         1,631
                                      ------------- ------------- ------------------ -------------
       Total Liabilities                        676           715              1,323         1,631
                                      ------------- ------------- ------------------ -------------
NET ASSETS                            $ 138,196,714 $ 175,596,721      $ 119,975,567  $ 38,020,425
                                      ============= ============= ================== =============
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units  $ 136,157,691 $ 175,189,526      $ 119,152,352  $ 36,884,470
  Net assets from contracts in payout     2,039,023       407,195            823,215     1,135,955
                                      ------------- ------------- ------------------ -------------
       Total Net Assets               $ 138,196,714 $ 175,596,721      $ 119,975,567  $ 38,020,425
                                      ============= ============= ================== =============

The accompanying notes are an integral part of these financial statements.

                                    MSF WESTERN ASSET
                  MSF WESTERN ASSET        MANAGEMENT                     MSF BLACKROCK
MSF LOOMIS SAYLES        MANAGEMENT    STRATEGIC BOND              MSF           LEGACY     MSF DAVIS
        SMALL CAP   U.S. GOVERNMENT     OPPORTUNITIES MFS TOTAL RETURN LARGE CAP GROWTH VENTURE VALUE
       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
----------------- ----------------- ----------------- ---------------- ---------------- -------------
     $ 80,478,555     $ 110,131,664     $ 112,221,004     $ 63,558,919     $ 76,716,696 $ 271,395,539
                1                --                --               --               --            --
----------------- ----------------- ----------------- ---------------- ---------------- -------------
       80,478,556       110,131,664       112,221,004       63,558,919       76,716,696   271,395,539
----------------- ----------------- ----------------- ---------------- ---------------- -------------
            1,794             1,299             1,309              848            1,604         1,070
----------------- ----------------- ----------------- ---------------- ---------------- -------------
            1,794             1,299             1,309              848            1,604         1,070
----------------- ----------------- ----------------- ---------------- ---------------- -------------
     $ 80,476,762     $ 110,130,365     $ 112,219,695     $ 63,558,071     $ 76,715,092 $ 271,394,469
================= ================= ================= ================ ================ =============
     $ 79,700,594     $ 109,090,764     $ 111,185,117     $ 62,815,526     $ 75,428,315 $ 269,103,151
          776,168         1,039,601         1,034,578          742,545        1,286,777     2,291,318
----------------- ----------------- ----------------- ---------------- ---------------- -------------
     $ 80,476,762     $ 110,130,365     $ 112,219,695     $ 63,558,071     $ 76,715,092 $ 271,394,469
================= ================= ================= ================ ================ =============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                              MSF FI
                                      MSF JENNISON     MSF JULIUS BAER   MSF BLACKROCK       MID CAP
                                            GROWTH INTERNATIONAL STOCK STRATEGIC VALUE OPPORTUNITIES
                                        SUBACCOUNT          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ------------ ------------------- --------------- -------------
ASSETS:
  Investments at fair value            $ 7,273,300        $ 59,705,195    $ 85,177,481  $ 12,766,889
  Due from New England Life Insurance
     Company                                    --                  --              --            --
                                      ------------ ------------------- --------------- -------------
       Total Assets                      7,273,300          59,705,195      85,177,481    12,766,889
                                      ------------ ------------------- --------------- -------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                 1,631               1,404           1,343           941
                                      ------------ ------------------- --------------- -------------
       Total Liabilities                     1,631               1,404           1,343           941
                                      ------------ ------------------- --------------- -------------
NET ASSETS                             $ 7,271,669        $ 59,703,791    $ 85,176,138  $ 12,765,948
                                      ============ =================== =============== =============
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units   $ 7,192,424        $ 59,341,954    $ 84,771,002  $ 12,760,300
  Net assets from contracts in payout       79,245             361,837         405,136         5,648
                                      ------------ ------------------- --------------- -------------
       Total Net Assets                $ 7,271,669        $ 59,703,791    $ 85,176,138  $ 12,765,948
                                      ============ =================== =============== =============

The accompanying notes are an integral part of these financial statements.

                              MSF FRANKLIN MSF NEUBERGER
 MSF RUSSELL  MSF METLIFE        TEMPLETON        BERMAN                 MSF BLACKROCK
  2000 INDEX  STOCK INDEX SMALL CAP GROWTH MID CAP VALUE MSF MFS VALUE LARGE CAP VALUE
  SUBACCOUNT   SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
------------ ------------ ---------------- ------------- ------------- ---------------
$ 35,157,869 $ 51,285,880     $ 18,765,958  $ 54,762,932  $ 43,352,908    $ 30,435,657
          --           --               --            --            --              --
------------ ------------ ---------------- ------------- ------------- ---------------
  35,157,869   51,285,880       18,765,958    54,762,932    43,352,908      30,435,657
------------ ------------ ---------------- ------------- ------------- ---------------
         782          798              852           775         1,358           1,237
------------ ------------ ---------------- ------------- ------------- ---------------
         782          798              852           775         1,358           1,237
------------ ------------ ---------------- ------------- ------------- ---------------
$ 35,157,087 $ 51,285,082     $ 18,765,106  $ 54,762,157  $ 43,351,550    $ 30,434,420
============ ============ ================ ============= ============= ===============
$ 35,029,242 $ 51,067,792     $ 18,715,515  $ 54,674,588  $ 43,230,239    $ 30,415,194
     127,845      217,290           49,591        87,569       121,311          19,226
------------ ------------ ---------------- ------------- ------------- ---------------
$ 35,157,087 $ 51,285,082     $ 18,765,106  $ 54,762,157  $ 43,351,550    $ 30,434,420
============ ============ ================ ============= ============= ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MSF LEHMAN BROTHERS MSF MORGAN STANLEY         MSF METLIFE MSF T. ROWE PRICE
                                      AGGREGATE BOND INDEX         EAFE INDEX MID CAP STOCK INDEX  LARGE CAP GROWTH
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                      -------------------- ------------------ ------------------- -----------------
ASSETS:
  Investments at fair value                   $ 74,088,429       $ 39,731,648        $ 31,559,863      $ 26,655,617
  Due from New England Life Insurance
     Company                                             2                 --                  --                --
                                      -------------------- ------------------ ------------------- -----------------
       Total Assets                             74,088,431         39,731,648          31,559,863        26,655,617
                                      -------------------- ------------------ ------------------- -----------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                           690                698                 898               724
                                      -------------------- ------------------ ------------------- -----------------
       Total Liabilities                               690                698                 898               724
                                      -------------------- ------------------ ------------------- -----------------
NET ASSETS                                    $ 74,087,741       $ 39,730,950        $ 31,558,965      $ 26,654,893
                                      ==================== ================== =================== =================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units          $ 73,630,906       $ 39,589,907        $ 31,429,921      $ 26,654,893
  Net assets from contracts in payout              456,835            141,043             129,044                --
                                      -------------------- ------------------ ------------------- -----------------
       Total Net Assets                       $ 74,087,741       $ 39,730,950        $ 31,558,965      $ 26,654,893
                                      ==================== ================== =================== =================

The accompanying notes are an integral part of these financial statements.

                                                                   MSF METLIFE         MSF METLIFE
MSF T. ROWE PRICE MSF OPPENHEIMER     MSF BLACKROCK MSF BLACKROCK CONSERVATIVE     CONSERVATIVE TO
 SMALL CAP GROWTH   GLOBAL EQUITY AGGRESSIVE GROWTH   DIVERSIFIED   ALLOCATION MODERATE ALLOCATION
       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT          SUBACCOUNT
----------------- --------------- ----------------- ------------- ------------ -------------------
      $ 9,047,776    $ 13,149,157       $ 7,267,917   $ 6,485,266 $ 37,794,545       $ 103,045,239
               --              --                --            --           --                  --
----------------- --------------- ----------------- ------------- ------------ -------------------
        9,047,776      13,149,157         7,267,917     6,485,266   37,794,545         103,045,239
----------------- --------------- ----------------- ------------- ------------ -------------------
              762             771               746           608          458                 367
----------------- --------------- ----------------- ------------- ------------ -------------------
              762             771               746           608          458                 367
----------------- --------------- ----------------- ------------- ------------ -------------------
      $ 9,047,014    $ 13,148,386       $ 7,267,171   $ 6,484,658 $ 37,794,087       $ 103,044,872
================= =============== ================= ============= ============ ===================
      $ 9,047,014    $ 13,148,386       $ 7,267,171   $ 6,484,658 $ 37,794,087       $ 103,044,872
               --              --                --            --           --                  --
----------------- --------------- ----------------- ------------- ------------ -------------------
      $ 9,047,014    $ 13,148,386       $ 7,267,171   $ 6,484,658 $ 37,794,087       $ 103,044,872
================= =============== ================= ============= ============ ===================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                    MSF METLIFE
                                              MSF METLIFE           MODERATE TO           MSF METLIFE     MSF FI
                                      MODERATE ALLOCATION AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION  LARGE CAP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT SUBACCOUNT
                                      ------------------- --------------------- --------------------- ----------
ASSETS:
  Investments at fair value                 $ 352,624,790         $ 472,670,171          $ 20,662,127  $ 877,168
  Due from New England Life Insurance
     Company                                           --                    --                    --         --
                                      ------------------- --------------------- --------------------- ----------
       Total Assets                           352,624,790           472,670,171            20,662,127    877,168
                                      ------------------- --------------------- --------------------- ----------
LIABILITIES:
  Due to New England Life Insurance
     Company                                          371                   323                   660        445
                                      ------------------- --------------------- --------------------- ----------
       Total Liabilities                              371                   323                   660        445
                                      ------------------- --------------------- --------------------- ----------
NET ASSETS                                  $ 352,624,419         $ 472,669,848          $ 20,661,467  $ 876,723
                                      =================== ===================== ===================== ==========
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units        $ 352,624,419         $ 472,669,848          $ 20,661,467  $ 876,723
  Net assets from contracts in payout                  --                    --                    --         --
                                      ------------------- --------------------- --------------------- ----------
       Total Net Assets                     $ 352,624,419         $ 472,669,848          $ 20,661,467  $ 876,723
                                      =================== ===================== ===================== ==========

The accompanying notes are an integral part of these financial statements.

                     MIST MFS
MIST LEGG MASON      RESEARCH MIST T. ROWE PRICE    MIST PIMCO     MIST RCM MIST LORD ABBETT
   VALUE EQUITY INTERNATIONAL     MID CAP GROWTH  TOTAL RETURN   TECHNOLOGY   BOND DEBENTURE
     SUBACCOUNT    SUBACCOUNT         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
--------------- ------------- ------------------ ------------- ------------ ----------------
   $ 11,796,510  $ 55,814,759       $ 49,142,615 $ 245,702,625 $ 12,259,180     $ 76,311,635
             --            --                 --            --           --               --
--------------- ------------- ------------------ ------------- ------------ ----------------
     11,796,510    55,814,759         49,142,615   245,702,625   12,259,180       76,311,635
--------------- ------------- ------------------ ------------- ------------ ----------------
          1,455           716              1,002           721          706              579
--------------- ------------- ------------------ ------------- ------------ ----------------
          1,455           716              1,002           721          706              579
--------------- ------------- ------------------ ------------- ------------ ----------------
   $ 11,795,055  $ 55,814,043       $ 49,141,613 $ 245,701,904 $ 12,258,474     $ 76,311,056
=============== ============= ================== ============= ============ ================
   $ 11,623,434  $ 55,660,509       $ 49,050,595 $ 245,132,882 $ 12,254,484     $ 76,226,032
        171,621       153,534             91,018       569,022        3,990           85,024
--------------- ------------- ------------------ ------------- ------------ ----------------
   $ 11,795,055  $ 55,814,043       $ 49,141,613 $ 245,701,904 $ 12,258,474     $ 76,311,056
=============== ============= ================== ============= ============ ================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                              MIST                MIST
                                       MIST LAZARD     MIST MET/AIM HARRIS OAKMARK LEGG MASON PARTNERS
                                           MID CAP SMALL CAP GROWTH  INTERNATIONAL   AGGRESSIVE GROWTH
                                        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
                                      ------------ ---------------- -------------- -------------------
ASSETS:
  Investments at fair value           $ 17,910,604      $ 7,027,222   $ 80,913,326         $ 6,785,424
  Due from New England Life Insurance
     Company                                    --               --             --                  --
                                      ------------ ---------------- -------------- -------------------
       Total Assets                     17,910,604        7,027,222     80,913,326           6,785,424
                                      ------------ ---------------- -------------- -------------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                   837              869          1,238                 944
                                      ------------ ---------------- -------------- -------------------
       Total Liabilities                       837              869          1,238                 944
                                      ------------ ---------------- -------------- -------------------
NET ASSETS                            $ 17,909,767      $ 7,026,353   $ 80,912,088         $ 6,784,480
                                      ============ ================ ============== ===================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units  $ 17,881,847      $ 7,022,184   $ 80,800,297         $ 6,767,868
  Net assets from contracts in payout       27,920            4,169        111,791              16,612
                                      ------------ ---------------- -------------- -------------------
       Total Net Assets               $ 17,909,767      $ 7,026,353   $ 80,912,088         $ 6,784,480
                                      ============ ================ ============== ===================

The accompanying notes are an integral part of these financial statements.

          MIST                                    MIST SSGA          MIST PIMCO
CLARION GLOBAL     MIST OPPENHEIMER   MIST SSGA  GROWTH AND INFLATION PROTECTED MIST BLACKROCK
   REAL ESTATE CAPITAL APPRECIATION  GROWTH ETF  INCOME ETF                BOND LARGE CAP CORE
    SUBACCOUNT           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
-------------- -------------------- ----------- ----------- ------------------- --------------
  $ 56,822,875          $ 4,238,291 $ 1,777,660 $ 3,325,104        $ 41,153,029    $ 9,509,822
            --                   --          --          --                   4             --
-------------- -------------------- ----------- ----------- ------------------- --------------
    56,822,875            4,238,291   1,777,660   3,325,104          41,153,033      9,509,822
-------------- -------------------- ----------- ----------- ------------------- --------------
           602                  593         494         443                 710            820
-------------- -------------------- ----------- ----------- ------------------- --------------
           602                  593         494         443                 710            820
-------------- -------------------- ----------- ----------- ------------------- --------------
  $ 56,822,273          $ 4,237,698 $ 1,777,166 $ 3,324,661        $ 41,152,323    $ 9,509,002
============== ==================== =========== =========== =================== ==============
  $ 56,822,273          $ 4,237,698 $ 1,777,166 $ 3,324,661        $ 41,152,323    $ 9,464,142
            --                   --          --          --                  --         44,860
-------------- -------------------- ----------- ----------- ------------------- --------------
  $ 56,822,273          $ 4,237,698 $ 1,777,166 $ 3,324,661        $ 41,152,323    $ 9,509,002
============== ==================== =========== =========== =================== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                  MIST              MIST                MIST
                                              MIST      AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS
                                       JANUS FORTY BALANCED ALLOCATION GROWTH ALLOCATION MODERATE ALLOCATION
                                        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                      ------------ ------------------- ----------------- -------------------
ASSETS:
  Investments at fair value           $ 23,147,733        $ 39,643,907      $ 94,128,807        $ 45,510,178
  Due from New England Life Insurance
     Company                                    --                  --                --                  --
                                      ------------ ------------------- ----------------- -------------------
       Total Assets                     23,147,733          39,643,907        94,128,807          45,510,178
                                      ------------ ------------------- ----------------- -------------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                   854                 435               194                 408
                                      ------------ ------------------- ----------------- -------------------
       Total Liabilities                       854                 435               194                 408
                                      ------------ ------------------- ----------------- -------------------
NET ASSETS                            $ 23,146,879        $ 39,643,472      $ 94,128,613        $ 45,509,770
                                      ============ =================== ================= ===================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units  $ 23,110,082        $ 39,643,472      $ 94,128,613        $ 45,509,770
  Net assets from contracts in payout       36,797                  --                --                  --
                                      ------------ ------------------- ----------------- -------------------
       Total Net Assets               $ 23,146,879        $ 39,643,472      $ 94,128,613        $ 45,509,770
                                      ============ =================== ================= ===================

The accompanying notes are an integral part of these financial statements.

                             MIST MIST MET/FRANKLIN          MIST
               MIST  MET/FRANKLIN         TEMPLETON MET/TEMPLETON AMERICAN FUNDS AMERICAN FUNDS
MET/FRANKLIN INCOME MUTUAL SHARES FOUNDING STRATEGY        GROWTH         GROWTH  GROWTH-INCOME
         SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------- ------------- ----------------- ------------- -------------- --------------
        $ 1,461,702     $ 681,080       $ 5,087,760     $ 251,081  $ 284,917,216  $ 197,255,760
                 --            --                --            --             --             --
------------------- ------------- ----------------- ------------- -------------- --------------
          1,461,702       681,080         5,087,760       251,081    284,917,216    197,255,760
------------------- ------------- ----------------- ------------- -------------- --------------
                313           191               293           217            669            675
------------------- ------------- ----------------- ------------- -------------- --------------
                313           191               293           217            669            675
------------------- ------------- ----------------- ------------- -------------- --------------
        $ 1,461,389     $ 680,889       $ 5,087,467     $ 250,864  $ 284,916,547  $ 197,255,085
=================== ============= ================= ============= ============== ==============
        $ 1,461,389     $ 680,889       $ 5,087,467     $ 250,864  $ 284,373,972  $ 196,880,608
                 --            --                --            --        542,575        374,477
------------------- ------------- ----------------- ------------- -------------- --------------
        $ 1,461,389     $ 680,889       $ 5,087,467     $ 250,864  $ 284,916,547  $ 197,255,085
=================== ============= ================= ============= ============== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                              AMERICAN FUNDS
                                                GLOBAL SMALL AMERICAN FUNDS
                                              CAPITALIZATION           BOND
                                                  SUBACCOUNT     SUBACCOUNT
                                              -------------- --------------
ASSETS:
  Investments at fair value                     $ 95,997,792   $ 39,184,410
  Due from New England Life Insurance Company             --             --
                                              -------------- --------------
       Total Assets                               95,997,792     39,184,410
                                              -------------- --------------
LIABILITIES:
  Due to New England Life Insurance Company              680            723
                                              -------------- --------------
       Total Liabilities                                 680            723
                                              -------------- --------------
NET ASSETS                                      $ 95,997,112   $ 39,183,687
                                              ============== ==============
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units            $ 95,690,986   $ 39,183,687
  Net assets from contracts in payout                306,126             --
                                              -------------- --------------
       Total Net Assets                         $ 95,997,112   $ 39,183,687
                                              ============== ==============

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                       MSF
                                             MSF BLACKROCK    MSF BLACKROCK HARRIS OAKMARK         MSF FI
                                               BOND INCOME     MONEY MARKET  FOCUSED VALUE  VALUE LEADERS
                                                SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         -------------------- ------------- --------------- ----------------
INVESTMENT INCOME:
      Dividends                                $ 8,573,595      $ 3,927,103      $ 381,444    $ 1,100,937
                                         -------------------- ------------- --------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,215,847        2,108,900      2,548,474        748,237
      Administrative charges                        43,758           28,737         45,261         36,930
                                         -------------------- ------------- --------------- ----------------
        Total expenses                           2,259,605        2,137,637      2,593,735        785,167
                                         -------------------- ------------- --------------- ----------------
           Net investment income (loss)          6,313,990        1,789,466     (2,212,291)       315,770
                                         -------------------- ------------- --------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --     23,398,825      6,267,133
      Realized gains (losses) on sale of
        investments                             (2,107,923)              --    (14,112,970)    (3,877,913)
                                         -------------------- ------------- --------------- ----------------
           Net realized gains (losses)          (2,107,923)              --      9,285,855      2,389,220
                                         -------------------- ------------- --------------- ----------------
     Change in unrealized gains (losses)
        on investments                         (12,723,527)              --   (117,704,632)   (30,649,938)
                                         -------------------- ------------- --------------- ----------------
     Net realized and unrealized
        gains (losses) on investments          (14,831,450)              --   (108,418,777)   (28,260,718)
                                         -------------------- ------------- --------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (8,517,460)     $ 1,789,466 $ (110,631,068) $ (27,944,948)
                                         ==================== ============= =============== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                           MSF WESTERN ASSET
                     MSF WESTERN ASSET            MANAGEMENT                           MSF BLACKROCK
MSF LOOMIS SAYLES           MANAGEMENT             STRATEGIC                 MSF              LEGACY         MSF DAVIS
        SMALL CAP      U.S. GOVERNMENT    BOND OPPORTUNITIES    MFS TOTAL RETURN    LARGE CAP GROWTH     VENTURE VALUE
       SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
-------------------- -------------------- --------------------- ------------------- ------------------- -----------------
             $ --          $ 5,231,528           $ 6,002,146         $ 2,983,315           $ 448,389       $ 4,833,144
-------------------- -------------------- --------------------- ------------------- ------------------- -----------------
        1,494,393            1,661,627             1,964,780           1,144,952           1,498,958         5,222,627
           47,545               20,990                28,765              29,139              71,530           112,802
-------------------- -------------------- --------------------- ------------------- ------------------- -----------------
        1,541,938            1,682,617             1,993,545           1,174,091           1,570,488         5,335,429
-------------------- -------------------- --------------------- ------------------- ------------------- -----------------
       (1,541,938)           3,548,911             4,008,601           1,809,224          (1,122,099)         (502,285)
-------------------- -------------------- --------------------- ------------------- ------------------- -----------------
       19,298,318                   --               923,490           6,880,462                  --         2,293,730
       (3,361,801)            (432,896)           (3,145,361)         (2,499,445)         (1,291,420)        8,102,608
-------------------- -------------------- --------------------- ------------------- ------------------- -----------------
       15,936,517             (432,896)           (2,221,871)          4,381,017          (1,291,420)       10,396,338
-------------------- -------------------- --------------------- ------------------- ------------------- -----------------
      (64,004,633)          (5,411,288)          (27,012,726)        (28,153,454)        (46,376,789)     (198,884,473)
-------------------- -------------------- --------------------- ------------------- ------------------- -----------------
      (48,068,116)          (5,844,184)          (29,234,597)        (23,772,437)        (47,668,209)     (188,488,135)
-------------------- -------------------- --------------------- ------------------- ------------------- -----------------
    $ (49,610,054)        $ (2,295,273)        $ (25,225,996)      $ (21,963,213)      $ (48,790,308)   $ (188,990,420)
==================== ==================== ===================== =================== =================== =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                              MSF FI
                                             MSF JENNISON        MSF JULIUS BAER      MSF BLACKROCK          MID CAP
                                                   GROWTH    INTERNATIONAL STOCK    STRATEGIC VALUE    OPPORTUNITIES
                                               SUBACCOUNT             SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                         ------------------- ---------------------- ------------------ ----------------
INVESTMENT INCOME:
      Dividends                                 $ 248,314            $ 2,660,368          $ 451,919         $ 23,260
                                         ------------------- ---------------------- ------------------ ----------------
EXPENSES:
      Mortality and expense risk
        charges                                   138,154              1,146,299          1,676,749          291,563
      Administrative charges                        3,747                 25,349             18,906            3,282
                                         ------------------- ---------------------- ------------------ ----------------
        Total expenses                            141,901              1,171,648          1,695,655          294,845
                                         ------------------- ---------------------- ------------------ ----------------
           Net investment income (loss)    .      106,413              1,488,720         (1,243,736)        (271,585)
                                         ------------------- ---------------------- ------------------ ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 906,508             10,842,260         12,914,350               --
      Realized gains (losses) on sale of
        investments                              (113,861)             1,341,155         (9,590,811)         (10,748)
                                         ------------------- ---------------------- ------------------ ----------------
           Net realized gains (losses)            792,647             12,183,415          3,323,539          (10,748)
                                         ------------------- ---------------------- ------------------ ----------------
     Change in unrealized gains (losses)
        on investments                         (5,429,005)           (63,167,246)       (60,971,591)     (15,168,891)
                                         ------------------- ---------------------- ------------------ ----------------
     Net realized and unrealized
        gains (losses) on investments          (4,636,358)           (50,983,831)       (57,648,052)     (15,179,639)
                                         ------------------- ---------------------- ------------------ ----------------
     Net increase (decrease) in net assets
        resulting from operations            $ (4,529,945)         $ (49,495,111)     $ (58,891,788)   $ (15,451,224)
                                         =================== ====================== ================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                 MSF                 MSF
  MSF RUSSELL      MSF METLIFE    FRANKLIN TEMPLETON    NEUBERGER BERMAN                       MSF BLACKROCK
   2000 INDEX      STOCK INDEX      SMALL CAP GROWTH       MID CAP VALUE    MSF MSF VALUE    LARGE CAP VALUE
   SUBACCOUNT       SUBACCOUNT            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
---------------- ---------------- --------------------- ------------------- ---------------- ------------------
    $ 479,711      $ 1,230,078                  $ --           $ 456,669        $ 946,872          $ 236,792
---------------- ---------------- --------------------- ------------------- ---------------- ------------------
      640,810          951,236               345,737           1,094,876          743,989            512,930
        4,480            7,899                 2,020               7,801            2,409              1,803
---------------- ---------------- --------------------- ------------------- ---------------- ------------------
      645,290          959,135               347,757           1,102,677          746,398            514,733
---------------- ---------------- --------------------- ------------------- ---------------- ------------------
     (165,579)         270,943              (347,757)           (646,008)         200,474           (277,941)
---------------- ---------------- --------------------- ------------------- ---------------- ------------------
    2,467,087        3,102,555             2,822,412           1,028,707       12,602,605            646,455
   (1,673,821)        (313,266)             (758,857)         (2,578,352)     (12,358,742)          (863,008)
---------------- ---------------- --------------------- ------------------- ---------------- ------------------
      793,266        2,789,289             2,063,555          (1,549,645)         243,863           (216,553)
---------------- ---------------- --------------------- ------------------- ---------------- ------------------
  (19,572,492)     (35,292,240)          (15,520,881)        (46,220,149)     (23,755,068)       (16,204,904)
---------------- ---------------- --------------------- ------------------- ---------------- ------------------
  (18,779,226)     (32,502,951)          (13,457,326)        (47,769,794)     (23,511,205)       (16,421,457)
---------------- ---------------- --------------------- ------------------- ---------------- ------------------
$ (18,944,805)   $ (32,232,008)        $ (13,805,083)      $ (48,415,802)   $ (23,310,731)     $ (16,699,398)
================ ================ ===================== =================== ================ ==================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                            MSF            MSF
                                                LEHMAN BROTHERS MORGAN STANLEY            MSF METLIFE    MSF T. ROWE PRICE
                                           AGGREGATE BOND INDEX     EAFE INDEX    MID CAP STOCK INDEX     LARGE CAP GROWTH
                                                     SUBACCOUNT     SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                           -------------------- ----------------- ---------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 3,836,548    $ 1,523,950              $ 498,675            $ 109,869
                                           -------------------- ----------------- ---------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,125,897        741,959                571,125              484,109
      Administrative charges                              9,205          5,621                  4,009                2,225
                                           -------------------- ----------------- ---------------------- --------------------
        Total expenses                                1,135,102        747,580                575,134              486,334
                                           -------------------- ----------------- ---------------------- --------------------
           Net investment income (loss) .             2,701,446        776,370                (76,459)            (376,465)
                                           -------------------- ----------------- ---------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                            --      2,343,279              4,119,054            2,101,253
      Realized gains (losses) on sale of
        investments                                      84,835        529,468               (127,485)             (49,538)
                                           -------------------- ----------------- ---------------------- --------------------
           Net realized gains (losses)                   84,835      2,872,747              3,991,569            2,051,715
                                           -------------------- ----------------- ---------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                  369,058    (33,392,219)           (22,231,696)         (20,603,740)
                                           -------------------- ----------------- ---------------------- --------------------
     Net realized and unrealized
        gains (losses) on investments                   453,893    (30,519,472)           (18,240,127)         (18,552,025)
                                           -------------------- ----------------- ---------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 3,155,339  $ (29,743,102)         $ (18,316,586)       $ (18,928,490)
                                           ==================== ================= ====================== ====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                               MSF METLIFE            MSF METLIFE
MSF T. ROWE PRICE    MSF OPPENHEIMER        MSF BLACKROCK    MSF BLACKROCK    CONSERVATIVE        CONSERVATIVE TO
 SMALL CAP GROWTH      GLOBAL EQUITY    AGGRESSIVE GROWTH      DIVERSIFIED      ALLOCATION    MODERATE ALLOCATION
       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT       SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
             $ --          $ 354,562                 $ --        $ 234,670       $ 316,074            $ 1,154,848
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
          150,936            254,663              159,249          124,829         508,630              1,457,788
              795              1,273                  304              243           1,690                  3,073
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
          151,731            255,936              159,553          125,072         510,320              1,460,861
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
         (151,731)            98,626             (159,553)         109,598        (194,246)              (306,013)
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
        2,200,156            714,475                   --          101,574         290,006              1,235,185
         (277,899)        (1,095,020)          (1,654,067)        (713,988)       (827,149)            (1,133,581)
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
        1,922,257           (380,545)          (1,654,067)        (612,414)       (537,143)               101,604
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
       (6,742,444)        (9,498,366)          (5,097,939)      (2,331,396)     (5,971,399)           (27,240,386)
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
       (4,820,187)        (9,878,911)          (6,752,006)      (2,943,810)     (6,508,542)           (27,138,782)
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
     $ (4,971,918)      $ (9,780,285)        $ (6,911,559)    $ (2,834,212)   $ (6,702,788)         $ (27,444,795)
==================== ================== ==================== ================ =============== ======================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                    MSF
                                                   MSF METLIFE      METLIFE MODERATE TO              MSF METLIFE        MSF FI
                                           MODERATE ALLOCATION    AGGRESSIVE ALLOCATION    AGGRESSIVE ALLOCATION     LARGE CAP
                                                    SUBACCOUNT               SUBACCOUNT               SUBACCOUNT    SUBACCOUNT
                                           ---------------------- ------------------------ ------------------------ -------------
INVESTMENT INCOME:
      Dividends                                    $ 3,017,039              $ 3,421,780                $ 138,825          $ --
                                           ---------------------- ------------------------ ------------------------ -------------
EXPENSES:
      Mortality and expense risk
        charges                                      5,109,228                7,503,314                  363,313        13,718
      Administrative charges                             6,596                    4,504                      424            33
                                           ---------------------- ------------------------ ------------------------ -------------
        Total expenses                               5,115,824                7,507,818                  363,737        13,751
                                           ---------------------- ------------------------ ------------------------ -------------
           Net investment income (loss) .           (2,098,785)              (4,086,038)                (224,912)      (13,751)
                                           ---------------------- ------------------------ ------------------------ -------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    4,969,240                9,409,894                  814,616            --
      Realized gains (losses) on sale of
        investments                                 (1,729,707)              (4,630,028)                (789,493)      (63,684)
                                           ---------------------- ------------------------ ------------------------ -------------
           Net realized gains (losses)               3,239,533                4,779,866                   25,123       (63,684)
                                           ---------------------- ------------------------ ------------------------ -------------
     Change in unrealized gains (losses)
        on investments                            (135,024,915)            (247,441,526)             (13,814,868)     (518,226)
                                           ---------------------- ------------------------ ------------------------ -------------
     Net realized and unrealized
        gains (losses) on investments             (131,785,382)            (242,661,660)             (13,789,745)     (581,910)
                                           ---------------------- ------------------------ ------------------------ -------------
     Net increase (decrease) in net assets
        resulting from operations               $ (133,884,167)          $ (246,747,698)           $ (14,014,657)   $ (595,661)
                                           ====================== ======================== ======================== =============

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                        MIST MFS
MIST LEGG MASON         RESEARCH    MIST T. ROWE PRICE      MIST PIMCO         MIST RCM    MIST LORD ABBETT
   VALUE EQUITY    INTERNATIONAL        MID CAP GROWTH    TOTAL RETURN       TECHNOLOGY      BOND DEBENTURE
     SUBACCOUNT       SUBACCOUNT            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
------------------ ---------------- --------------------- --------------- ---------------- -------------------
       $ 37,763      $ 1,351,138                  $ --    $ 10,773,193      $ 2,419,111         $ 4,361,910
------------------ ---------------- --------------------- --------------- ---------------- -------------------
        251,348          954,145               908,890       3,739,172          239,636           1,354,438
          8,862            4,706                 5,541          23,844            1,216               7,860
------------------ ---------------- --------------------- --------------- ---------------- -------------------
        260,210          958,851               914,431       3,763,016          240,852           1,362,298
------------------ ---------------- --------------------- --------------- ---------------- -------------------
       (222,447)         392,287              (914,431)      7,010,177        2,178,259           2,999,612
------------------ ---------------- --------------------- --------------- ---------------- -------------------
        874,679        7,782,948             8,523,257       6,949,827        5,126,152           1,581,186
     (2,229,773)      (1,410,123)             (442,932)       (509,343)      (1,422,220)         (2,293,535)
------------------ ---------------- --------------------- --------------- ---------------- -------------------
     (1,355,094)       6,372,825             8,080,325       6,440,484        3,703,932            (712,349)
------------------ ---------------- --------------------- --------------- ---------------- -------------------
    (13,024,740)     (46,174,465)          (40,305,200)    (17,149,975)     (16,223,983)        (23,192,299)
------------------ ---------------- --------------------- --------------- ---------------- -------------------
    (14,379,834)     (39,801,640)          (32,224,875)    (10,709,491)     (12,520,051)        (23,904,648)
------------------ ---------------- --------------------- --------------- ---------------- -------------------
  $ (14,602,281)   $ (39,409,353)        $ (33,139,306)   $ (3,699,314)   $ (10,341,792)      $ (20,905,036)
================== ================ ===================== =============== ================ ===================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                          MIST                   MIST
                                             MIST LAZARD        MIST MET/AIM    HARRIS OAKMARK    LEGG MASON PARTNERS
                                                 MID CAP    SMALL CAP GROWTH     INTERNATIONAL      AGGRESSIVE GROWTH
                                              SUBACCOUNT          SUBACCOUNT        SUBACCOUNT             SUBACCOUNT
                                         ------------------ ------------------- ----------------- ----------------------
INVESTMENT INCOME:
      Dividends                                $ 250,089                $ --       $ 2,019,590                   $ --
                                         ------------------ ------------------- ----------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                  337,363             136,695         1,571,725                135,682
      Administrative charges                       1,416                 438             9,332                  1,229
                                         ------------------ ------------------- ----------------- ----------------------
        Total expenses                           338,779             137,133         1,581,057                136,911
                                         ------------------ ------------------- ----------------- ----------------------
           Net investment income (loss)          (88,690)           (137,133)          438,533               (136,911)
                                         ------------------ ------------------- ----------------- ----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              2,023,061             944,598        20,738,954                 85,281
      Realized gains (losses) on sale of
        investments                           (1,348,302)           (291,349)       (8,158,317)              (447,277)
                                         ------------------ ------------------- ----------------- ----------------------
           Net realized gains (losses)           674,759             653,249        12,580,637               (361,996)
                                         ------------------ ------------------- ----------------- ----------------------
     Change in unrealized gains (losses)
        on investments                       (12,292,423)         (5,334,799)      (74,541,705)            (4,184,765)
                                         ------------------ ------------------- ----------------- ----------------------
     Net realized and unrealized
        gains (losses) on investments        (11,617,664)         (4,681,550)      (61,961,068)            (4,546,761)
                                         ------------------ ------------------- ----------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (11,706,354)       $ (4,818,683)    $ (61,522,535)          $ (4,683,672)
                                         ================== =================== ================= ======================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

          MIST                                           MIST SSGA             MIST PIMCO
CLARION GLOBAL        MIST OPPENHEIMER     MIST SSGA    GROWTH AND    INFLATION PROTECTED    MIST BLACKROCK
   REAL ESTATE    CAPITAL APPRECIATION    GROWTH ETF    INCOME ETF                   BOND    LARGE CAP CORE
    SUBACCOUNT              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT             SUBACCOUNT        SUBACCOUNT
----------------- ----------------------- ------------- ------------- ---------------------- -----------------
   $ 1,406,106               $ 190,159      $ 25,749      $ 34,492            $ 1,025,877          $ 66,470
----------------- ----------------------- ------------- ------------- ---------------------- -----------------
     1,095,281                  76,994        22,178        31,125                465,321           157,690
         3,960                     410             7            18                  2,812               916
----------------- ----------------------- ------------- ------------- ---------------------- -----------------
     1,099,241                  77,404        22,185        31,143                468,133           158,606
----------------- ----------------------- ------------- ------------- ---------------------- -----------------
       306,865                 112,755         3,564         3,349                557,744           (92,136)
----------------- ----------------------- ------------- ------------- ---------------------- -----------------
     8,306,594               1,521,987        38,679        42,865                 56,696           590,908
    (3,643,454)               (471,988)      (60,599)      (45,092)              (740,789)         (483,153)
----------------- ----------------------- ------------- ------------- ---------------------- -----------------
     4,663,140               1,049,999       (21,920)       (2,227)              (684,093)          107,755
----------------- ----------------------- ------------- ------------- ---------------------- -----------------
   (46,075,399)             (4,405,576)     (650,489)     (757,012)            (5,318,422)       (5,826,370)
----------------- ----------------------- ------------- ------------- ---------------------- -----------------
   (41,412,259)             (3,355,577)     (672,409)     (759,239)            (6,002,515)       (5,718,615)
----------------- ----------------------- ------------- ------------- ---------------------- -----------------
 $ (41,105,394)           $ (3,242,822)   $ (668,845)   $ (755,890)          $ (5,444,771)     $ (5,810,751)
================= ======================= ============= ============= ====================== =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                           MIST                 MIST                   MIST
                                                    MIST         AMERICAN FUNDS       AMERICAN FUNDS         AMERICAN FUNDS
                                             JANUS FORTY    BALANCED ALLOCATION    GROWTH ALLOCATION    MODERATE ALLOCATION
                                              SUBACCOUNT         SUBACCOUNT (A)       SUBACCOUNT (A)         SUBACCOUNT (A)
                                         ------------------ ---------------------- -------------------- ----------------------
INVESTMENT INCOME:
      Dividends                              $ 1,123,819            $ 1,434,424          $ 4,079,865            $ 1,608,916
                                         ------------------ ---------------------- -------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                  330,154                153,247              421,725                183,323
      Administrative charges                       1,184                     92                   16                    139
                                         ------------------ ---------------------- -------------------- ----------------------
        Total expenses                           331,338                153,339              421,741                183,462
                                         ------------------ ---------------------- -------------------- ----------------------
           Net investment income (loss)          792,481              1,281,085            3,658,124              1,425,454
                                         ------------------ ---------------------- -------------------- ----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                487,909                  2,237                1,725                  1,439
      Realized gains (losses) on sale of
        investments                           (5,685,909)              (174,636)            (240,474)               (39,735)
                                         ------------------ ---------------------- -------------------- ----------------------
           Net realized gains (losses)        (5,198,000)              (172,399)            (238,749)               (38,296)
                                         ------------------ ---------------------- -------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                       (12,216,608)            (7,950,392)         (28,254,031)            (7,317,439)
                                         ------------------ ---------------------- -------------------- ----------------------
     Net realized and unrealized
        gains (losses) on investments        (17,414,608)            (8,122,791)         (28,492,780)            (7,355,735)
                                         ------------------ ---------------------- -------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (16,622,127)          $ (6,841,706)       $ (24,834,656)          $ (5,930,281)
                                         ================== ====================== ==================== ======================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                      MIST
                                 MIST         MET/FRANKLIN                MIST
               MIST      MET/FRANKLIN            TEMPLETON                MET/    AMERICAN FUNDS    AMERICAN FUNDS
MET/FRANKLIN INCOME     MUTUAL SHARES    FOUNDING STRATEGY    TEMPLETON GROWTH            GROWTH     GROWTH-INCOME
     SUBACCOUNT (A)    SUBACCOUNT (A)       SUBACCOUNT (A)      SUBACCOUNT (A)        SUBACCOUNT        SUBACCOUNT
---------------------- ----------------- -------------------- ------------------- ----------------- -----------------
           $ 32,515          $ 18,215             $ 93,102             $ 1,218       $ 3,395,319       $ 4,693,740
---------------------- ----------------- -------------------- ------------------- ----------------- -----------------
              8,705             2,856               25,754               1,510         6,557,894         4,396,547
                 29                 1                   22                   3            32,523            24,769
---------------------- ----------------- -------------------- ------------------- ----------------- -----------------
              8,734             2,857               25,776               1,513         6,590,417         4,421,316
---------------------- ----------------- -------------------- ------------------- ----------------- -----------------
             23,781            15,358               67,326                (295)       (3,195,098)          272,424
---------------------- ----------------- -------------------- ------------------- ----------------- -----------------
                 --                --                   --                  --        46,938,143        18,367,419
            (31,744)           (2,071)             (34,754)             (7,697)        2,534,838           (34,576)
---------------------- ----------------- -------------------- ------------------- ----------------- -----------------
            (31,744)           (2,071)             (34,754)             (7,697)       49,472,981        18,332,843
---------------------- ----------------- -------------------- ------------------- ----------------- -----------------
           (228,728)         (154,534)          (1,197,946)            (77,553)     (272,130,694)     (146,414,330)
---------------------- ----------------- -------------------- ------------------- ----------------- -----------------
           (260,472)         (156,605)          (1,232,700)            (85,250)     (222,657,713)     (128,081,487)
---------------------- ----------------- -------------------- ------------------- ----------------- -----------------
         $ (236,691)       $ (141,247)        $ (1,165,374)          $ (85,545)   $ (225,852,811)   $ (127,809,063)
====================== ================= ==================== =================== ================= =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                            AMERICAN FUNDS
                                                                                    GLOBAL    AMERICAN FUNDS
                                                                      SMALL CAPITALIZATION              BOND
                                                                                SUBACCOUNT        SUBACCOUNT
                                                                      ----------------------- -----------------
INVESTMENT INCOME:
      Dividends                                                                       $ --       $ 2,407,056
                                                                      ----------------------- -----------------
EXPENSES:
      Mortality and expense risk charges                                         2,456,993           681,402
      Administrative charges                                                        11,282             2,574
                                                                      ----------------------- -----------------
        Total expenses                                                           2,468,275           683,976
                                                                      ----------------------- -----------------
           Net investment income (loss)                                         (2,468,275)        1,723,080
                                                                      ----------------------- -----------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                               21,470,337           111,050
      Realized gains (losses) on sale of investments                            (2,238,589)         (715,221)
                                                                      ----------------------- -----------------
           Net realized gains (losses)                                          19,231,748          (604,171)
                                                                      ----------------------- -----------------
      Change in unrealized gains (losses) on investments                      (125,674,139)       (6,130,499)
                                                                      ----------------------- -----------------
      Net realized and unrealized gains (losses) on investments               (106,442,391)       (6,734,670)
                                                                      ----------------------- -----------------
      Net increase (decrease) in net assets resulting from operations       $ (108,910,666)     $ (5,011,590)
                                                                      ======================= =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     MSF BLACKROCK                   MSF BLACKROCK             MSF HARRIS OAKMARK
                                                       BOND INCOME                    MONEY MARKET                  FOCUSED VALUE
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                  ----------------------------------- ------------------------------- ------------------------------
                                             2008             2007             2008           2007            2008           2007
                                  ------------------ ---------------- ---------------- -------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                         $   6,313,990    $   3,431,582    $   1,789,466    $ 3,903,684    $ (2,212,291)   $(2,820,008)
  Net realized gains (losses)          (2,107,923)         541,424               --             --       9,285,855     58,956,631
  Change in unrealized gains
     (losses) on investments          (12,723,527)       4,779,050               --             --    (117,704,632)   (79,381,518)
                                  ------------------ ---------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (8,517,460)       8,752,056        1,789,466      3,903,684    (110,631,068)   (23,244,895)
                                  ------------------ ---------------- ---------------- -------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               4,399,335        7,645,895       20,560,301     18,915,967       3,828,087      9,854,888
  Net transfers (including
     fixed account)                   (23,258,584)      (2,769,398)      80,109,976     27,518,957     (13,481,426)   (16,645,923)
  Contract charges                       (449,817)        (400,247)        (395,348)      (222,600)       (555,952)      (649,605)
  Transfers for contract benefits
     and terminations                 (22,514,939)     (26,166,995)     (50,684,621)   (34,094,251)    (24,067,485)   (38,483,608)
                                  ------------------ ---------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   (41,824,005)     (21,690,745)      49,590,308     12,118,073     (34,276,776)   (45,924,248)
                                  ------------------ ---------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets                  (50,341,465)     (12,938,689)      51,379,774     16,021,757    (144,907,844)   (69,169,143)
NET ASSETS:
  Beginning of period                 188,538,179      201,476,868      124,216,947    108,195,190     264,883,411    334,052,554
                                  ------------------ ---------------- ---------------- -------------- --------------- --------------
  End of period                   $   138,196,714    $ 188,538,179    $ 175,596,721   $124,216,947    $119,975,567   $264,883,411
                                  ================== ================ ================ ============== =============== ==============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                MSF WESTERN ASSET
                       MSF FI                 MSF LOOMIS SAYLES                MSF WESTERN ASSET             MANAGEMENT STRATEGIC
                VALUE LEADERS                         SMALL CAP       MANAGEMENT U.S. GOVERNMENT               BOND OPPORTUNITIES
                   SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
-------------------------------- -------------------------------- --------------------------------- ------------------------------
          2008           2007               2008           2007              2008           2007            2008             2007
----------------- -------------- ------------------ ------------- ------------------ -------------- --------------- --------------
   $   315,770     $ (410,711)   $    (1,541,938)   $ (1,994,610)    $  3,548,911    $  1,799,676     $ 4,008,601      $ 2,078,222
     2,389,220      9,672,526         15,936,517      25,039,623         (432,896)          2,184      (2,221,871)       1,878,415
   (30,649,938)    (6,437,697)       (64,004,633)     (8,652,081)      (5,411,288)      2,010,309     (27,012,726)         200,757
----------------- -------------- ------------------ ------------- ------------------ -------------- --------------- --------------
   (27,944,948)     2,824,118        (49,610,054)     14,392,932       (2,295,273)      3,812,169     (25,225,996)       4,157,394
----------------- -------------- ------------------ ------------- ------------------ -------------- --------------- --------------
     1,582,063      3,037,893          5,160,592       9,376,862        3,799,295       5,933,048       4,070,275       10,229,502
    (4,462,601)    (2,743,789)        (5,413,327)      3,042,092      (11,642,707)       (253,804)    (19,260,884)       9,857,960
       (87,835)       (92,076)          (283,014)       (251,104)        (375,821)       (327,065)       (437,455)        (369,689)
   (10,207,310)   (18,828,346)       (16,005,823)    (24,932,417)     (15,287,771)    (19,154,451)    (17,723,085)     (21,107,175)
----------------- -------------- ------------------ ------------- ------------------ -------------- --------------- --------------
   (13,175,683)   (18,626,318)       (16,541,572)    (12,764,567)     (23,507,004)    (13,802,272)    (33,351,149)      (1,389,402)
----------------- -------------- ------------------ ------------- ------------------ -------------- --------------- --------------
   (41,120,631)   (15,802,200)       (66,151,626)      1,628,365      (25,802,277)     (9,990,103)    (58,577,145)       2,767,992
    79,141,056     94,943,256        146,628,388     145,000,023      135,932,642     145,922,745     170,796,840      168,028,848
----------------- -------------- ------------------ ------------- ------------------ -------------- --------------- --------------
$   38,020,425    $79,141,056     $   80,476,762    $146,628,388   $  110,130,365    $135,932,642    $112,219,695    $ 170,796,840
================= ============== ================== ============= ================== ============== =============== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                              MSF                   MSF BLACKROCK                      MSF DAVIS
                                                 MFS TOTAL RETURN         LEGACY LARGE CAP GROWTH                  VENTURE VALUE
                                                       SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                  ---------------------------------- ------------------------------- ------------------------------
                                            2008             2007             2008           2007            2008           2007
                                  ----------------- ---------------- ---------------- -------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                        $   1,809,224    $     656,219    $  (1,122,099)   $  (1,820,480)   $   (502,285)   $(3,533,622)
  Net realized gains (losses)          4,381,017        6,305,321       (1,291,420)      (3,541,363)     10,396,338     25,310,853
  Change in unrealized gains
     (losses) on investments         (28,153,454)      (3,954,322)     (46,376,789)      28,796,659    (198,884,473)    (5,496,498)
                                  ----------------- ---------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (21,963,213)       3,007,218      (48,790,308)      23,434,816    (188,990,420)    16,280,733
                                  ----------------- ---------------- ---------------- -------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              2,445,391        5,613,354        3,064,830        4,558,802      17,780,295     30,744,060
  Net transfers (including
     fixed account)                   (6,784,677)       3,503,005       (4,170,734)      (6,714,574)     (7,013,774)    (3,984,876)
  Contract charges                      (204,383)        (184,176)        (198,664)        (185,287)     (1,098,636)    (1,034,664)
  Transfers for contract benefits
     and terminations                (12,635,538)     (16,627,438)     (19,437,428)     (27,186,224)    (48,487,830)   (70,018,548)
                                  ----------------- ---------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                  (17,179,207)      (7,695,255)     (20,741,996)     (29,527,283)    (38,819,945)   (44,294,028)
                                  ----------------- ---------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets                 (39,142,420)      (4,688,037)     (69,532,304)      (6,092,467)   (227,810,365)   (28,013,295)
NET ASSETS:
  Beginning of period                102,700,491      107,388,528      146,247,396      152,339,863     499,204,834    527,218,129
                                  ----------------- ---------------- ---------------- -------------- --------------- --------------
  End of period                   $   63,558,071     $102,700,491    $  76,715,092     $146,247,396    $271,394,469   $499,204,834
                                  ================= ================ ================ ============== =============== ==============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

               MSF JENNISON                  MSF JULIUS BAER                     MSF BLACKROCK                            MSF FI
                     GROWTH              INTERNATIONAL STOCK                   STRATEGIC VALUE             MID CAP OPPORTUNITIES
                 SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------------------------ -------------------------------- --------------------------------- ---------------------------------
         2008          2007              2008           2007               2008           2007            2008              2007
---------------- ------------- ----------------- -------------- ------------------ -------------- --------------- -----------------
  $   106,413    $ (141,185)    $   1,488,720    $   (452,545)   $   (1,243,736)    $(2,235,821)     $ (271,585)       $ (408,949)
      792,647     1,194,218        12,183,415      19,278,250         3,323,539      31,098,101         (10,748)        3,514,880
   (5,429,005)      248,506       (63,167,246)     (8,632,296)      (60,971,591)    (36,952,220)    (15,168,891)       (1,163,196)
---------------- ------------- ----------------- -------------- ------------------ -------------- --------------- -----------------
   (4,529,945)    1,301,539       (49,495,111)     10,193,409       (58,891,788)     (8,089,940)    (15,451,224)        1,942,735
---------------- ------------- ----------------- -------------- ------------------ -------------- --------------- -----------------
      545,116       840,067         4,701,351       5,816,454         2,729,269       5,616,975       1,270,153         1,833,584
     (660,897)     (561,317)        1,009,451      (3,863,548)      (10,850,035)    (12,492,198)       (137,111)         (448,076)
      (23,893)      (21,685)         (258,386)       (250,363)         (423,401)       (466,194)        (76,642)          (80,871)
   (1,440,045)   (1,641,174)      (11,125,850)    (17,142,105)      (13,129,946)    (19,341,712)     (2,190,575)       (2,980,065)
---------------- ------------- ----------------- -------------- ------------------ -------------- --------------- -----------------
   (1,579,719)   (1,384,109)       (5,673,434)    (15,439,562)      (21,674,113)    (26,683,129)     (1,134,175)       (1,675,428)
---------------- ------------- ----------------- -------------- ------------------ -------------- --------------- -----------------
   (6,109,664)      (82,570)      (55,168,545)     (5,246,153)      (80,565,901)    (34,773,069)    (16,585,399)          267,307
   13,381,333    13,463,903       114,872,336     120,118,489       165,742,039     200,515,108      29,351,347        29,084,040
---------------- ------------- ----------------- -------------- ------------------ -------------- --------------- -----------------
$   7,271,669    $13,381,333    $  59,703,791    $114,872,336     $  85,176,138    $165,742,039    $ 12,765,948      $ 29,351,347
================ ============= ================= ============== ================== ============== =============== =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     MSF RUSSELL                     MSF METLIFE        MSF FRANKLIN TEMPLETON
                                                      2000 INDEX                     STOCK INDEX              SMALL CAP GROWTH
                                                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  --------------------------------- ------------------------------- -----------------------------
                                            2008            2007            2008            2007            2008          2007
                                  ----------------- --------------- --------------- --------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                        $ (165,579)      $   (418,703)   $    270,943    $   (500,079)   $   (347,757)   $  (475,153)
  Net realized gains (losses)            793,266       8,879,252       2,789,289      10,512,480       2,063,555      4,724,903
  Change in unrealized gains
     (losses) on investments         (19,572,492)    (10,208,715)    (35,292,240)     (6,429,625)    (15,520,881)    (3,157,719)
                                  ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations               (18,944,805)     (1,748,166)    (32,232,008)      3,582,776     (13,805,083)     1,092,031
                                  ----------------- --------------- --------------- --------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,738,649       2,984,240       3,481,018       4,284,297       1,952,601      2,284,966
  Net transfers (including
     fixed account)                   (1,879,478)     (1,371,079)     (1,324,787)     (5,079,009)       (909,009)    (1,575,081)
  Contract charges                      (174,681)       (177,324)       (225,695)       (229,877)        (99,817)       (98,010)
  Transfers for contract benefits
     and terminations                 (4,633,625)     (6,443,597)     (7,673,491)    (11,353,889)     (2,176,204)    (2,773,299)
                                  ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   (4,949,135)     (5,007,760)     (5,742,955)    (12,378,478)     (1,232,429)    (2,161,424)
                                  ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets                 (23,893,940)     (6,755,926)    (37,974,963)     (8,795,702)    (15,037,512)    (1,069,393)
NET ASSETS:
  Beginning of period                 59,051,027      65,806,953      89,260,045      98,055,747      33,802,618     34,872,011
                                  ----------------- --------------- --------------- --------------- --------------- -------------
  End of period                   $   35,157,087    $ 59,051,027    $ 51,285,082    $ 89,260,045    $ 18,765,106    $33,802,618
                                  ================= =============== =============== =============== =============== =============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         MSF NEUBERGER BERMAN                                                   MSF BLACKROCK             MSF LEHMAN BROTHERS
                MID CAP VALUE                   MSF MFS VALUE                 LARGE CAP VALUE            AGGREGATE BOND INDEX
                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------- -------------------------------
          2008           2007              2008          2007              2008          2007            2008            2007
----------------- -------------- ----------------- ------------- ----------------- ------------- --------------- ---------------
 $    (646,008)   $ (1,129,653)   $      200,474    $ (555,067)    $    (277,941)  $  (235,153)   $  2,701,446    $  2,690,045
    (1,549,645)      7,192,838           243,863     5,892,030          (216,553)    3,409,152          84,835        (922,124)
   (46,220,149)     (4,287,035)      (23,755,068)   (9,149,410)      (16,204,904)   (2,572,538)        369,058       2,685,864
----------------- -------------- ----------------- ------------- ----------------- ------------- --------------- ---------------
   (48,415,802)      1,776,150       (23,310,731)   (3,812,447)      (16,699,398)      601,461       3,155,339       4,453,785
----------------- -------------- ----------------- ------------- ----------------- ------------- --------------- ---------------
     4,220,413       8,654,636         2,190,870     3,684,654         3,492,385     5,770,104       3,835,340       3,498,702
      (643,834)      4,117,706        (1,031,854)   (1,924,080)          594,393     6,231,726      (9,280,234)      2,472,532
      (295,936)       (277,873)         (232,669)     (244,858)         (144,472)     (121,503)       (272,122)       (214,361)
    (7,459,266)    (10,398,799)       (4,920,240)   (6,252,606)       (3,503,808)   (4,367,002)    (10,207,168)    (10,735,303)
----------------- -------------- ----------------- ------------- ----------------- ------------- --------------- ---------------
    (4,178,623)      2,095,670        (3,993,893)   (4,736,890)          438,498     7,513,325     (15,924,184)     (4,978,430)
----------------- -------------- ----------------- ------------- ----------------- ------------- --------------- ---------------
   (52,594,425)      3,871,820       (27,304,624)   (8,549,337)      (16,260,900)    8,114,786     (12,768,845)       (524,645)
   107,356,582     103,484,762        70,656,174    79,205,511        46,695,320    38,580,534      86,856,586      87,381,231
----------------- -------------- ----------------- ------------- ----------------- ------------- --------------- ---------------
$   54,762,157    $107,356,582    $  43,351,550    $70,656,174     $ 30,434,420    $46,695,320    $ 74,087,741    $ 86,856,586
================= ============== ================= ============= ================= ============= =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              MSF MORGAN STANLEY                     MSF METLIFE             MSF T. ROWE PRICE
                                                      EAFE INDEX             MID CAP STOCK INDEX              LARGE CAP GROWTH
                                                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  --------------------------------- ------------------------------- -----------------------------
                                            2008            2007            2008            2007            2008          2007
                                  ----------------- --------------- --------------- --------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                          $   776,370    $    290,211    $    (76,459)   $   (447,290)   $   (376,465)   $  (445,990)
  Net realized gains (losses)          2,872,747       8,681,282       3,991,569       6,173,699       2,051,715        830,851
  Change in unrealized gains
     (losses) on investments         (33,392,219)     (3,204,900)    (22,231,696)     (2,425,902)    (20,603,740)     2,265,093
                                  ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations               (29,743,102)      5,766,593     (18,316,586)      3,300,507     (18,928,490)     2,649,954
                                  ----------------- --------------- --------------- --------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              3,493,652       5,058,222       2,378,590       2,931,880       2,761,107      4,610,886
  Net transfers (including
     fixed account)                     (692,012)      3,179,049        (840,873)       (291,243)      1,781,620      5,618,430
  Contract charges                      (207,362)       (191,715)       (148,447)       (145,992)       (137,515)      (111,690)
  Transfers for contract benefits
     and terminations                 (5,050,179)     (7,209,042)     (4,085,575)     (5,573,615)     (2,223,945)    (2,474,994)
                                  ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   (2,455,901)        836,514      (2,696,305)     (3,078,970)      2,181,267      7,642,632
                                  ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets                 (32,199,003)      6,603,107     (21,012,891)        221,537     (16,747,223)    10,292,586
NET ASSETS:
  Beginning of period                 71,929,953      65,326,846      52,571,856      52,350,319      43,402,116     33,109,530
                                  ----------------- --------------- --------------- --------------- --------------- -------------
  End of period                   $   39,730,950    $ 71,929,953    $ 31,558,965    $ 52,571,856    $ 26,654,893    $43,402,116
                                  ================= =============== =============== =============== =============== =============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

          MSF T. ROWE PRICE                 MSF OPPENHEIMER                  MSF BLACKROCK                  MSF BLACKROCK
           SMALL CAP GROWTH                   GLOBAL EQUITY              AGGRESSIVE GROWTH                    DIVERSIFIED
                 SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
------------------------------ ------------------------------- ------------------------------ ------------------------------
         2008          2007              2008          2007             2008          2007           2008            2007
---------------- ------------- ----------------- ------------- ---------------- ------------- -------------- ---------------
$    (151,731)   $  (150,696)   $       98,626   $  (108,029)  $     (159,553)  $  (128,487)   $   109,598    $     83,401
    1,922,257        245,878          (380,545)    1,063,512       (1,654,067)      647,277       (612,414)        183,959
   (6,742,444)       660,928        (9,498,366)     (160,247)      (5,097,939)      841,304     (2,331,396)         45,002
---------------- ------------- ----------------- ------------- ---------------- ------------- -------------- ---------------
   (4,971,918)       756,110        (9,780,285)      795,236       (6,911,559)    1,360,094     (2,834,212)        312,362
---------------- ------------- ----------------- ------------- ---------------- ------------- -------------- ---------------
    1,425,149      1,761,017         1,643,243     3,143,825        1,712,425     1,568,069        477,768         873,038
      962,379        996,215          (251,967)    3,670,458          737,430     4,142,394       (934,004)      3,111,552
      (42,713)       (31,873)          (69,736)      (59,696)         (37,312)      (24,948)       (27,180)        (18,994)
     (596,258)      (715,414)       (1,778,072)   (1,867,596)        (688,756)     (332,344)      (721,795)       (451,235)
---------------- ------------- ----------------- ------------- ---------------- ------------- -------------- ---------------
    1,748,557      2,009,945          (456,532)    4,886,991        1,723,787     5,353,171     (1,205,211)      3,514,361
---------------- ------------- ----------------- ------------- ---------------- ------------- -------------- ---------------
   (3,223,361)     2,766,055       (10,236,817)    5,682,227       (5,187,772)    6,713,265     (4,039,423)      3,826,723
   12,270,375      9,504,320        23,385,203    17,702,976       12,454,943     5,741,678     10,524,081       6,697,358
---------------- ------------- ----------------- ------------- ---------------- ------------- -------------- ---------------
$   9,047,014    $12,270,375    $   13,148,386   $23,385,203   $    7,267,171   $12,454,943     $6,484,658    $ 10,524,081
================ ============= ================= ============= ================ ============= ============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                   MSF METLIFE                         MSF METLIFE                      MSF METLIFE
                                       CONSERVATIVE ALLOCATION CONSERVATIVE TO MODERATE ALLOCATION              MODERATE ALLOCATION
                                                    SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                                  ---------------------------- -----------------------------------  ---------------- --------------
                                          2008      2007                2008          2007              2008            2007
                                  --------------  ------------ ---------------- ------------------  ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                        $  (194,246)   $  (193,248) $    (306,013)   $        (999,130)    $  (2,098,785)   $(3,414,240)
  Net realized gains (losses)         (537,143)       349,104        101,604              503,254         3,239,533        338,306
  Change in unrealized gains
     (losses) on investments        (5,971,399)       441,326    (27,240,386)           2,374,492      (135,024,915)     6,888,620
                                  --------------  ------------ ---------------- ------------------  ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (6,702,788)       597,182    (27,444,795)           1,878,616      (133,884,167)     3,812,686
                                  --------------  ------------ ---------------- ------------------  ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            4,544,554      5,477,528     22,528,075           37,986,918        82,890,849    137,621,181
  Net transfers (including
     fixed account)                 22,602,269      9,681,576     16,392,300           21,146,297        62,499,647     90,463,451
  Contract charges                    (149,886)       (34,888)      (449,381)            (192,934)       (1,958,586)      (740,857)
  Transfers for contract benefits
     and terminations               (4,492,604)    (1,512,681)    (7,511,491)          (4,116,730)      (20,803,674)   (10,676,877)
                                  --------------  ------------ ---------------- ------------------  ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                 22,504,333     13,611,535     30,959,503           54,823,551       122,628,236    216,666,898
                                  --------------  ------------ ---------------- ------------------  ---------------- --------------
     Net increase (decrease)
       in net assets                15,801,545     14,208,717      3,514,708           56,702,167       (11,255,931)   220,479,584

NET ASSETS:
  Beginning of period               21,992,542      7,783,825     99,530,164           42,827,997       363,880,350    143,400,766
                                  --------------  ------------ ---------------- ------------------  ---------------- --------------
  End of period                   $ 37,794,087    $21,992,542  $ 103,044,872    $      99,530,164    $  352,624,419   $363,880,350
                                  ==============  ============ ================ ==================  ================ ==============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                      MSF METLIFE                     MSF METLIFE                       MSF FI                 MIST LEGG MASON
MODERATE TO AGGRESSIVE ALLOCATION           AGGRESSIVE ALLOCATION                    LARGE CAP                    VALUE EQUITY
                       SUBACCOUNT                      SUBACCOUNT                   SUBACCOUNT                      SUBACCOUNT
------------------------------------ ------------------------------- --------------- ------------ -------------------------------
           2008              2007              2008          2007            2008         2007            2008            2007
------------------ ----------------- ----------------- ------------- --------------- ------------ --------------- ---------------
$    (4,086,038)   $   (4,914,983)    $    (224,912)   $ (337,290)   $    (13,751)   $ (12,071)     $ (222,447)     $ (456,421)
      4,779,866           768,394            25,123       979,804         (63,684)      71,400      (1,355,094)        599,017
   (247,441,526)        3,912,728       (13,814,868)     (499,181)       (518,226)     (51,246)    (13,024,740)     (2,241,733)
------------------ ----------------- ----------------- ------------- --------------- ------------ --------------- ---------------
   (246,747,698)         (233,861)      (14,014,657)      143,333        (595,661)       8,083     (14,602,281)     (2,099,137)
------------------ ----------------- ----------------- ------------- --------------- ------------ --------------- ---------------
    136,444,629       289,868,747         3,436,076    11,498,503         134,816      438,358         736,645       1,354,144
     33,438,852       106,836,930          (185,750)    4,394,541         117,693      281,227         168,523        (788,227)
     (3,647,887)       (1,130,324)         (123,498)      (77,174)         (4,230)      (1,677)        (44,979)        (52,914)
    (17,099,971)      (12,450,791)       (1,303,541)     (859,671)        (23,611)     (33,129)     (3,054,959)     (5,450,151)
------------------ ----------------- ----------------- ------------- --------------- ------------ --------------- ---------------
    149,135,623       383,124,562         1,823,287    14,956,199         224,668      684,779      (2,194,770)     (4,937,148)
------------------ ----------------- ----------------- ------------- --------------- ------------ --------------- ---------------
    (97,612,075)      382,890,701       (12,191,370)   15,099,532        (370,993)     692,862     (16,797,051)     (7,036,285)
    570,281,923       187,391,222        32,852,837    17,753,305       1,247,716      554,854      28,592,106      35,628,391
------------------ ----------------- ----------------- ------------- --------------- ------------ --------------- ---------------
$   472,669,848    $  570,281,923    $   20,661,467    $32,852,837     $  876,723    $1,247,716    $ 11,795,055    $ 28,592,106
================== ================= ================= ============= =============== ============ =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                        MIST MFS               MIST T. ROWE PRICE                      MIST PIMCO
                                          RESEARCH INTERNATIONAL                   MID CAP GROWTH                    TOTAL RETURN
                                                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  --------------------------------- -------------------------------- -------------------------------
                                            2008            2007            2008             2007             2008           2007
                                  ----------------- --------------- --------------- ---------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                          $   392,287    $    (71,071)   $   (914,431)   $  (1,035,405)   $   7,010,177    $  5,405,927
  Net realized gains (losses)          6,372,825      13,992,521       8,080,325        8,218,177        6,440,484       1,829,954
  Change in unrealized gains
     (losses) on investments         (46,174,465)     (6,332,020)    (40,305,200)       3,878,981      (17,149,975)      9,192,947
                                  ----------------- --------------- --------------- ---------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (39,409,353)      7,589,430     (33,139,306)      11,061,753       (3,699,314)     16,428,828
                                  ----------------- --------------- --------------- ---------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              6,782,541       7,055,087       5,508,217        6,726,481       14,872,992      13,312,814
  Net transfers (including
     fixed account)                   14,275,640       8,723,101        (694,985)       3,729,351      (16,104,172)      6,651,247
  Contract charges                      (246,044)       (185,563)       (260,360)        (213,257)        (956,913)       (724,622)
  Transfers for contract benefits
     and terminations                 (5,161,358)     (6,989,689)     (5,765,983)      (6,660,270)     (29,177,078)    (28,167,879)
                                  ----------------- --------------- --------------- ---------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   15,650,779       8,602,936      (1,213,111)       3,582,305      (31,365,171)     (8,928,440)
                                  ----------------- --------------- --------------- ---------------- ---------------- --------------
     Net increase (decrease)
       in net assets                 (23,758,574)     16,192,366     (34,352,417)      14,644,058      (35,064,485)      7,500,388
NET ASSETS:
  Beginning of period                 79,572,617      63,380,251      83,494,030       68,849,972      280,766,389     273,266,001
                                  ----------------- --------------- --------------- ---------------- ---------------- --------------
  End of period                   $   55,814,043    $ 79,572,617    $ 49,141,613    $  83,494,030    $ 245,701,904    $280,766,389
                                  ================= =============== =============== ================ ================ ==============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                    MIST RCM                 MIST LORD ABBETT                     MIST LAZARD                   MIST MET/AIM
                  TECHNOLOGY                   BOND DEBENTURE                         MID CAP               SMALL CAP GROWTH
                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- -------------------------------- ------------------------------- ------------------------------
          2008          2007              2008           2007              2008          2007           2008            2007
----------------- ------------- ----------------- -------------- ----------------- ------------- -------------- ---------------
 $   2,178,259    $  (220,951)    $   2,999,612    $ 4,244,796      $    (88,690)   $ (311,482)    $ (137,133)     $ (181,198)
     3,703,932      1,617,347          (712,349)     1,844,738           674,759     3,042,826        653,249         908,235
   (16,223,983)     2,951,407       (23,192,299)      (558,051)      (12,292,423)   (4,364,259)    (5,334,799)        461,979
----------------- ------------- ----------------- -------------- ----------------- ------------- -------------- ---------------
   (10,341,792)     4,347,803       (20,905,036)     5,531,483       (11,706,354)   (1,632,915)    (4,818,683)      1,189,016
----------------- ------------- ----------------- -------------- ----------------- ------------- -------------- ---------------
     1,645,921        935,269         3,446,001      8,229,784         1,267,574     3,525,672        430,101         711,956
       231,684      3,588,323       (13,537,792)     7,935,219          (697,422)    4,866,205       (961,356)       (368,698)
       (68,600)       (48,762)         (353,664)      (293,793)         (101,475)      (92,027)       (40,444)        (41,163)
    (1,345,788)    (1,626,056)       (9,171,919)   (10,270,948)       (2,225,598)   (2,331,064)      (869,037)       (990,125)
----------------- ------------- ----------------- -------------- ----------------- ------------- -------------- ---------------
       463,217      2,848,774       (19,617,374)     5,600,262        (1,756,921)    5,968,786     (1,440,736)       (688,030)
----------------- ------------- ----------------- -------------- ----------------- ------------- -------------- ---------------
    (9,878,575)     7,196,577       (40,522,410)    11,131,745       (13,463,275)    4,335,871     (6,259,419)        500,986
    22,137,049     14,940,472       116,833,466    105,701,721        31,373,042    27,037,171     13,285,772      12,784,786
----------------- ------------- ----------------- -------------- ----------------- ------------- -------------- ---------------
$   12,258,474    $22,137,049    $   76,311,056   $116,833,466    $   17,909,767   $31,373,042    $ 7,026,353     $13,285,772
================= ============= ================= ============== ================= ============= ============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              MIST HARRIS OAKMARK       MIST LEGG MASON PARTNERS            MIST CLARION GLOBAL
                                                    INTERNATIONAL              AGGRESSIVE GROWTH                    REAL ESTATE
                                                       SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                  ---------------------------------- ------------------------------ ------------------------------
                                            2008             2007           2008            2007            2008           2007
                                  ----------------- ---------------- -------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                          $   438,533    $    (885,527)   $  (136,911)   $   (189,075)   $    306,865    $  (488,958)
  Net realized gains (losses)         12,580,637       21,932,873       (361,996)      1,884,118       4,663,140     17,425,312
  Change in unrealized gains
     (losses) on investments         (74,541,705)     (25,709,200)    (4,184,765)     (1,542,084)    (46,075,399)   (36,628,097)
                                  ----------------- ---------------- -------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (61,522,535)      (4,661,854)    (4,683,672)        152,959     (41,105,394)   (19,691,743)
                                  ----------------- ---------------- -------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              5,281,959       16,657,629        303,927         466,840       6,976,555     16,380,251
  Net transfers (including
     fixed account)                   (9,448,817)       9,107,168       (461,831)       (379,592)        831,627    (12,932,669)
  Contract charges                      (445,881)        (440,643)       (35,128)        (36,435)       (319,792)      (325,366)
  Transfers for contract benefits
     and terminations                (10,215,246)     (13,649,909)    (1,191,157)     (1,094,251)     (6,207,449)    (8,111,153)
                                  ----------------- ---------------- -------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                  (14,827,985)      11,674,245     (1,384,189)     (1,043,438)      1,280,941     (4,988,937)
                                  ----------------- ---------------- -------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                 (76,350,520)       7,012,391     (6,067,861)       (890,479)    (39,824,453)   (24,680,680)
NET ASSETS:
  Beginning of period                157,262,608      150,250,217     12,852,341      13,742,820      96,646,726    121,327,406
                                  ----------------- ---------------- -------------- --------------- --------------- --------------
  End of period                   $   80,912,088    $ 157,262,608    $ 6,784,480    $ 12,852,341    $ 56,822,273    $96,646,726
                                  ================= ================ ============== =============== =============== ==============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

          MIST OPPENHEIMER                     MIST SSGA                     MIST SSGA                       MIST PIMCO
      CAPITAL APPRECIATION                    GROWTH ETF         GROWTH AND INCOME ETF         INFLATION PROTECTED BOND
                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT
----------------------------- ----------------------------- ----------------------------- --------------------------------
         2008         2007             2008         2007             2008         2007            2008             2007
---------------- ------------ ---------------- ------------ ---------------- ------------ --------------- ---------------
  $   112,755    $  (67,271)       $   3,564    $ (16,441)   $       3,349    $ (18,001)      $ 557,744          $ 8,429
    1,049,999       426,981          (21,920)      39,739           (2,227)      41,360        (684,093)          31,114
   (4,405,576)      147,240         (650,489)       4,364         (757,012)       1,992      (5,318,422)         496,552
---------------- ------------ ---------------- ------------ ---------------- ------------ --------------- ---------------
   (3,242,822)      506,950         (668,845)      27,662         (755,890)      25,351      (5,444,771)         536,095
---------------- ------------ ---------------- ------------ ---------------- ------------ --------------- ---------------
      679,433     1,076,275          186,736      430,706          952,611    1,050,093       6,247,597        1,314,119
      950,214     1,393,672          719,197      423,593        1,445,832      161,844      36,790,339        4,787,994
      (19,105)      (12,096)         (10,139)      (5,223)         (11,690)      (2,311)       (104,903)         (10,932)
     (570,967)     (280,661)        (203,529)     (38,408)        (155,439)     (42,753)     (5,519,346)        (225,362)
---------------- ------------ ---------------- ------------ ---------------- ------------ --------------- ---------------
    1,039,575     2,177,190          692,265      810,668        2,231,314    1,166,873      37,413,687        5,865,819
---------------- ------------ ---------------- ------------ ---------------- ------------ --------------- ---------------
   (2,203,247)    2,684,140           23,420      838,330        1,475,424    1,192,224      31,968,916        6,401,914
    6,440,945     3,756,805        1,753,746      915,416        1,849,237      657,013       9,183,407        2,781,493
---------------- ------------ ---------------- ------------ ---------------- ------------ --------------- ---------------
$   4,237,698    $6,440,945    $   1,777,166   $1,753,746    $   3,324,661   $1,849,237    $ 41,152,323      $ 9,183,407
================ ============ ================ ============ ================ ============ =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                          MIST
                                                                                                AMERICAN FUNDS                MIST
                                                  MIST BLACKROCK                          MIST        BALANCED      AMERICAN FUNDS
                                                  LARGE CAP CORE                   JANUS FORTY      ALLOCATION   GROWTH ALLOCATION
                                                      SUBACCOUNT                    SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
                                  --------------------------------- --------------------------- --------------- ------------------
                                            2008         2007 (a)           2008       2007 (a)    2008 (b)             2008 (b)
                                  ----------------- --------------- ------------- ------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                         $    (92,136)   $   (140,189)   $    792,481  $    (18,714) $ 1,281,085      $     3,658,124
  Net realized gains (losses)            107,755          18,164      (5,198,000)        2,674     (172,399)            (238,749)
  Change in unrealized gains
     (losses) on investments          (5,826,370)        141,432     (12,216,608)      483,416   (7,950,392)         (28,254,031)
                                  ----------------- --------------- ------------- ------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                (5,810,751)         19,407     (16,622,127)      467,376   (6,841,706)         (24,834,656)
                                  ----------------- --------------- ------------- ------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                961,402         493,742       8,357,091     1,278,795   18,140,880           55,970,433
  Net transfers (including
     fixed account)                      (69,303)     16,459,271      22,203,189     9,081,404   28,839,462           63,495,107
  Contract charges                       (42,775)        (28,552)        (83,033)       (4,960)     (54,866)            (155,595)
  Transfers for contract benefits
     and terminations                 (1,297,154)     (1,176,285)     (1,428,834)     (102,022)    (440,298)            (346,676)
                                  ----------------- --------------- ------------- ------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                     (447,830)     15,748,176      29,048,413    10,253,217   46,485,178          118,963,269
                                  ----------------- --------------- ------------- ------------- --------------- ------------------
     Net increase (decrease)
       in net assets                  (6,258,581)     15,767,583      12,426,286    10,720,593   39,643,472           94,128,613
NET ASSETS:
  Beginning of period                 15,767,583              --      10,720,593            --          --                   --
                                  ----------------- --------------- ------------- ------------- --------------- ------------------
  End of period                    $   9,509,002    $  15,767,583   $ 23,146,879  $  10,720,593 $39,643,472     $     94,128,613
                                  ================= =============== ============= ============= =============== ==================

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

              MIST                                                 MIST
    AMERICAN FUNDS              MIST            MIST       MET/FRANKLIN             MIST
          MODERATE              MET/    MET/FRANKLIN          TEMPLETON    MET/TEMPLETON                   AMERICAN FUNDS
        ALLOCATION   FRANKLIN INCOME   MUTUAL SHARES  FOUNDING STRATEGY           GROWTH                           GROWTH
        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT                       SUBACCOUNT
------------------- ---------------- --------------- ------------------ ---------------- --------------------------------
   2008 (b)              2008 (b)        2008 (b)           2008 (b)         2008 (b)           2008             2007
------------------- ---------------- --------------- ------------------ ---------------- --------------- ----------------
     $    1,425,454   $   23,781      $   15,358      $      67,326           $ (295)   $  (3,195,098)    $ (4,212,168)
           (38,296)      (31,744)         (2,071)           (34,754)          (7,697)      49,472,981       65,784,907
        (7,317,439)     (228,728)       (154,534)        (1,197,946)         (77,553)    (272,130,694)     (10,535,203)
------------------- ---------------- --------------- ------------------ ---------------- --------------- ----------------
        (5,930,281)     (236,691)       (141,247)        (1,165,374)         (85,545)    (225,852,811)      51,037,536
------------------- ---------------- --------------- ------------------ ---------------- --------------- ----------------
        25,268,516       526,779         360,820          2,992,206          167,735       25,082,709       37,655,172
        27,489,255     1,213,040         469,852          3,367,548          168,398          (64,632)        (823,601)
           (30,814)       (1,635)           (311)            (5,690)            (255)      (1,475,274)      (1,398,220)
        (1,286,906)      (40,104)         (8,225)          (101,223)             531      (34,277,593)     (47,371,364)
------------------- ---------------- --------------- ------------------ ---------------- --------------- ----------------
        51,440,051     1,698,080         822,136          6,252,841          336,409      (10,734,790)     (11,938,013)
------------------- ---------------- --------------- ------------------ ---------------- --------------- ----------------
        45,509,770     1,461,389         680,889          5,087,467          250,864     (236,587,601)      39,099,523
                --            --              --                 --               --      521,504,148      482,404,625
------------------- --- ------------- --------------- ------------------ ---------------- --------------- ----------------
    $   45,509,770    $1,461,389     $   680,889      $   5,087,467        $ 250,864     $284,916,547     $521,504,148
=================== ================ =============== ================== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                               AMERICAN FUNDS                   AMERICAN FUNDS                AMERICAN FUNDS
                                                GROWTH-INCOME      GLOBAL SMALL CAPITALIZATION                          BOND
                                                   SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- -------------------------------- -----------------------------
                                          2008           2007            2008             2007            2008          2007
                               ------------------ -------------- --------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                        $   272,424    $   (389,092)   $ (2,468,275)   $   2,588,942    $  1,723,080    $ 2,168,758
  Net realized gains
     (losses)                       18,332,843      31,096,699      19,231,748       35,169,658        (604,171)        39,077
  Change in unrealized
     gains (losses) on
     investments                  (146,414,330)    (18,548,240)   (125,674,139)      (8,172,517)     (6,130,499)    (1,838,242)
                               ------------------ -------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations            (127,809,063)     12,159,367    (108,910,666)      29,586,083      (5,011,590)       369,593
                               ------------------ -------------- --------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           12,320,653      20,342,200      10,665,227       19,853,870       4,295,438     11,966,573
  Net transfers (including
     fixed account)                 (5,793,561)     (3,075,522)          2,877       15,239,315       1,018,511     21,457,242
  Contract charges                    (973,845)       (941,623)       (581,535)        (519,047)       (149,351)       (53,212)
  Transfers for contract
     benefits and
     terminations                  (26,283,760)    (33,541,541)    (13,382,086)     (15,365,658)     (3,358,382)    (1,913,205)
                               ------------------ -------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                (20,730,513)    (17,216,486)     (3,295,517)      19,208,480       1,806,216     31,457,398
                               ------------------ -------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets              (148,539,576)     (5,057,119)   (112,206,183)      48,794,563      (3,205,374)    31,826,991
NET ASSETS:
  Beginning of period              345,794,661     350,851,780     208,203,295      159,408,732      42,389,061     10,562,070
                               ------------------ -------------- --------------- ---------------- --------------- -------------
  End of period                $   197,255,085    $345,794,661    $ 95,997,112    $ 208,203,295    $ 39,183,687    $42,389,061
                               ================== ============== =============== ================ =============== =============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Metropolitan Series Fund, Inc. ("MSF")*
Met Investors Series Trust ("MIST") *
American Funds Insurance Series ("American Funds")

*See note 3 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2008:

MSF BlackRock Bond Income Subaccount*
MSF BlackRock Money Market Subaccount*
MSF Harris Oakmark Focused Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Loomis Sayles Small Cap Subaccount*
MSF Western Asset Management U.S. Government Subaccount*
MSF Western Asset Management Strategic Bond Opportunities Subaccount* MSF MFS Total Return Subaccount*
MSF BlackRock Legacy Large Cap Growth Subaccount*
MSF Davis Venture Value Subaccount*
MSF Jennison Growth Subaccount*
MSF Julius Baer International Stock Subaccount*
MSF BlackRock Strategic Value Subaccount*
MSF FI Mid Cap Opportunities Subaccount
MSF Russell 2000 Index Subaccount
MSF MetLife Stock Index Subaccount
MSF Franklin Templeton Small Cap Growth Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount
MSF MFS Value Subaccount*
MSF BlackRock Large Cap Value Subaccount*
MSF Lehman Brothers Aggregate Bond Index Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Oppenheimer Global Equity Subaccount

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Diversified Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF FI Large Cap Subaccount
MIST Legg Mason Value Equity Subaccount*
MIST MFS Research International Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST PIMCO Total Return Subaccount
MIST RCM Technology Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lazard Mid Cap Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Harris Oakmark International Subaccount*
MIST Legg Mason Partners Aggressive Growth Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST SSgA Growth ETF Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Janus Forty Subaccount
MIST American Funds Balanced Allocation Subaccount (a)
MIST American Funds Growth Allocation Subaccount (a)
MIST American Funds Moderate Allocation Subaccount (a)
MIST Met/Franklin Income Subaccount (a)
MIST Met/Franklin Mutual Shares Subaccount (a)
MIST Met/Franklin Templeton Founding Strategy Subaccount (a) MIST Met/Templeton Growth Subaccount (a)
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
American Funds Global Small Capitalization Subaccount American Funds Bond Subaccount

*This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

(a) This Subaccount began operations during the year ended December 31, 2008.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

FL International Stock Portfolio
Harris Oakmark Large Cap Value Portfolio
Neuberger Berman Real Estate Portfolio
Cyclical Growth ETF Portfolio
Cyclical Growth and Income ETF Portfolio

NEW NAME

Julius Baer International Stock Portfolio
MFS Value Portfolio
Clarion Global Real Estate Portfolio
SSgA Growth ETF Portfolio
SSgA Growth and Income ETF Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return ranges from 3.5 to 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Subaccount invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective January 1, 2007, the company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Subaccounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Subaccounts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

EARNING PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk   1.15% - 2.20%
                             -------------
Administrative                       0.10%
                             -------------
Earnings Preservation Benefit        0.25%
                             =============


The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater in net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For those contract owners who choose optional living benefit riders, these charges range from .50% to 1.50% of the account value and are deducted annually. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively, Both act in the capacity of investment advisor and are indirect affiliates of the Company.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                             AS OF DECEMBER 31, 2008           DECEMBER 31, 2008
                                                             ----------------------- ---------------------------
                                                                                          COST OF       PROCEEDS
                                                                 SHARES     COST ($) PURCHASES($) FROM SALES ($)
                                                             ---------- ------------ ------------ --------------
MSF BlackRock Bond Income Subaccount                          1,361,020  148,854,330   10,518,627     46,028,532
MSF BlackRock Money Market Subaccount                         1,755,974  175,597,428  123,928,621     72,548,556
MSF Harris Oakmark Focused Value Subaccount                   1,148,046  240,269,673   36,588,974     49,678,679
MSF FI Value Leaders Subaccount                                 357,510   64,756,468   10,220,556     16,812,588
MSF Loomis Sayles Small Cap Subaccount                          603,542  125,802,502   26,655,737     25,440,117
MSF Western Asset Management U.S. Government Subaccount       9,269,533  112,690,116   14,784,688     34,742,389
MSF Western Asset Management Strategic Bond
  Opportunities Subaccount                                   10,898,702  134,150,506   11,133,015     39,551,238
MSF MFS Total Return Subaccount                                 595,561   83,186,121   13,921,930     22,411,079
MSF BlackRock Legacy Large Cap Growth Subaccount              4,560,269  106,231,900    5,928,181     27,791,583
MSF Davis Venture Value Subaccount                           12,548,849  342,402,682   28,155,164     65,183,067
MSF Jennison Growth Subaccount                                  934,469   10,272,085    2,260,633      2,826,950
MSF Julius Baer International Stock Subaccount                7,725,930   86,717,727   23,203,474     16,545,672
MSF BlackRock Strategic Value Subaccount                     10,151,177  159,586,962   19,021,637     29,024,716
MSF FI Mid Cap Opportunities Subaccount                       1,387,706   22,004,994    3,345,930      4,751,255
MSF Russell 2000 Index Subaccount                             4,022,640   51,367,513    8,486,415     11,133,886
MSF MetLife Stock Index Subaccount                            2,393,182   71,713,975    8,879,081     11,248,266
MSF Franklin Templeton Small Cap Growth Subaccount            3,375,173   31,100,190    5,089,612      3,847,136
MSF Neuberger Berman Mid Cap Value Subaccount                 5,033,358   94,504,947   13,523,706     17,319,281
MSF MFS Value Subaccount                                      4,694,592   60,892,306   82,318,470     73,508,791
MSF BlackRock Large Cap Value Subaccount                      3,531,852   43,710,714    8,845,182      8,037,881
MSF Lehman Brothers Aggregate Bond Index Subaccount           6,784,655   71,942,249   11,648,108     24,870,824
MSF Morgan Stanley EAFE Index Subaccount                      4,313,968   53,055,424    9,148,567      8,484,418
MSF MetLife Mid Cap Stock Index Subaccount                    3,678,306   46,878,323    8,276,067      6,929,346
MSF T. Rowe Price Large Cap Growth Subaccount                 2,958,448   39,988,079    7,714,518      3,808,173
MSF T. Rowe Price Small Cap Growth Subaccount                 1,029,326   14,817,380    5,324,855      1,527,599
MSF Oppenheimer Global Equity Subaccount                      1,333,586   20,855,150    4,703,473      4,346,603
MSF BlackRock Aggressive Growth Subaccount                      487,780   11,200,280    5,904,309      4,339,717
MSF BlackRock Diversified Subaccount                            494,681    8,391,556    2,524,113      3,517,989
MSF MetLife Conservative Allocation Subaccount                4,037,879   43,189,823   33,370,926     10,770,718
MSF MetLife Conservative to Moderate Allocation Subaccount   11,643,530  126,093,766   46,272,519     14,383,715
MSF MetLife Moderate Allocation Subaccount                   42,129,605  473,463,247  138,288,730     12,789,836
MSF MetLife Moderate to Aggressive Allocation Subaccount     60,059,742  704,994,101  177,988,333     23,528,794
MSF MetLife Aggressive Allocation Subaccount                  2,838,205   33,709,891    6,665,011      4,251,678
MSF FI Large Cap Subaccount                                     109,509    1,411,780      488,180        277,257
MSF Legg Mason Value Equity Subaccount                        2,574,357   25,147,595    4,197,303      5,739,267
MIST MFS Research International Subaccount                    7,593,844   91,502,486   29,895,194      6,069,019
MIST T. Rowe Price Mid Cap Growth Subaccount                  9,468,712   73,806,353   14,042,072      7,645,869
MIST PIMCO Total Return Subaccount                           21,402,668  247,189,877   38,956,280     56,361,090
MIST RCM Technology Subaccount                                5,238,966   23,729,942   13,217,036      5,449,257
MIST Lord Abbett Bond Debenture Subaccount                    7,899,756   95,378,319    6,968,526     22,004,908
MIST Lazard Mid Cap Subaccount                                2,599,507   32,752,907    4,616,504      4,438,770
MIST Met/AIM Small Cap Growth Subaccount                        854,893   10,870,743    1,834,223      2,467,049
MIST Harris Oakmark International Subaccount                  9,546,110  147,658,469   30,132,961     23,782,783
MIST Legg Mason Partners Aggressive Growth Subaccount         1,511,230   11,289,521      583,073      2,018,502
MIST Clarion Global Real Estate Subaccount                    7,710,024  112,967,949   20,174,280     10,279,661
MIST Oppenheimer Capital Appreciation Subaccount              1,089,535    8,281,684    4,576,360      1,901,943
MIST SSgA Growth ETF Subaccount                                 228,198    2,376,925    1,438,056        703,298
MIST SSgA Growth and Income ETF Subaccount                      393,038    4,046,181    2,757,154        479,505
MIST PIMCO Inflation Protected Bond Subaccount                4,199,289   45,977,900   50,892,358     12,863,906
MIST BlackRock Large Cap Core Subaccount                      1,445,262   15,194,759    2,147,352      2,096,137
MIST Janus Forty Subaccount                                     531,888   34,880,924   42,580,350     12,251,241
MIST American Funds Balanced Allocation Subaccount (a)        5,812,889   47,594,299   48,492,763        723,827
MIST American Funds Growth Allocation Subaccount (a)         15,330,424  122,382,838  123,507,206        883,893

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                                                  FOR THE YEAR ENDED
                                                                AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                              ------------------------- ----------------------------
                                                                                              COST OF       PROCEEDS
                                                                   SHARES      COST ($)  PURCHASES($) FROM SALES ($)
                                                              ----------- ------------- ------------- --------------
MIST American Funds Moderate Allocation Subacount (a)           6,084,248    52,827,617    53,283,471        416,119
MIST Met/Franklin Income Subaccount (a)                           185,731     1,690,430     1,945,852        223,678
MIST Met/Franklin Mutual Shares Subaccount (a)                    105,267       835,614       854,934         17,250
MIST Met/FranklinTempleton Founding Strategy Subaccount (a)       729,951     6,285,706     6,729,185        408,725
MIST Met/Templeton Growth Subaccount (a)                           38,042       328,634       365,582         29,250
American Funds Growth Subaccount                                8,563,788   427,094,135    72,556,505     39,547,950
American Funds Growth-Income Subaccount                         8,181,492   277,871,540    31,923,327     34,013,735
American Funds Global Small Capitalization Subaccount           8,703,336   187,435,995    38,203,121     22,496,332
American Funds Bond Subaccount                                  4,181,901    46,925,761    10,241,392      6,600,784

(a) For the period April 28, 2008 to December 31, 2008.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              MSF BLACKROCK                 MSF BLACKROCK            MSF HARRIS OAKMARK
                                                BOND INCOME                  MONEY MARKET                 FOCUSED VALUE
                                                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------- ----------------------------- -----------------------------
                                         2008          2007           2008           2007           2008           2007
                                  -------------- ------------- -------------- -------------- -------------- --------------
Units beginning of year            37,848,416    42,257,238     51,919,410     46,380,195     71,713,206     82,907,605
Units issued and transferred
  from other funding options        2,584,072     5,581,341     78,701,368     43,732,025      8,307,638      7,486,884
Units redeemed and transferred to
  other funding options           (11,269,317)   (9,990,163)   (58,165,331)   (38,192,810)   (18,910,143)   (18,681,283)
                                  -------------- ------------- -------------- -------------- -------------- --------------
Units end of year                  29,163,171    37,848,416     72,455,447     51,919,410     61,110,701     71,713,206
                                  ============== ============= ============== ============== ============== ==============

                                           MSF WESTERN ASSET
                                        MANAGEMENT STRATEGIC                         MSF                 MSF BLACKROCK
                                          BOND OPPORTUNITIES            MFS TOTAL RETURN       LEGACY LARGE CAP GROWTH
                                                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- --------------------------- -----------------------------
                                         2008           2007          2008          2007           2008           2007
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units beginning of year            79,377,079     79,919,273    14,896,511    14,713,464     44,525,146     54,228,166
Units issued and transferred
  from other funding options        6,638,576     15,754,775     2,125,621     3,138,723      3,982,595      4,683,329
Units redeemed and transferred to
  other funding options           (23,684,820)   (16,296,969)   (4,246,052)   (2,955,676)   (11,143,236)   (14,386,349)
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units end of year                  62,330,835     79,377,079    12,776,080    14,896,511     37,364,505     44,525,146
                                  ============== ============== ============= ============= ============== ==============

                                               MSF BLACKROCK                      MSF FI                  MSF RUSSELL
                                             STRATEGIC VALUE       MID CAP OPPORTUNITIES                   2000 INDEX
                                                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- --------------------------- ----------------------------
                                         2008           2007          2008          2007           2008          2007
                                  -------------- -------------- ------------- ------------- -------------- -------------
Units beginning of year            80,963,253     93,167,774    14,356,332    15,171,119     32,970,251    35,649,948
Units issued and transferred
  from other funding options        6,919,071      7,818,359     4,498,167     2,339,772      7,269,164     4,869,488
Units redeemed and transferred to
  other funding options           (19,328,636)   (20,022,880)   (4,660,309)   (3,154,559)   (10,249,780)   (7,549,185)
                                  -------------- -------------- ------------- ------------- -------------- -------------
Units end of year                  68,553,688     80,963,253    14,194,190    14,356,332     29,989,635    32,970,251
                                  ============== ============== ============= ============= ============== =============

                                                                           MSF BLACKROCK           MSF LEHMAN BROTHERS
                                               MSF MFS VALUE             LARGE CAP VALUE          AGGREGATE BOND INDEX
                                                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- --------------------------- -----------------------------
                                         2008           2007          2008          2007           2008           2007
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units beginning of year            50,012,916     53,120,960    31,646,231    26,619,382     62,549,911     66,223,739
Units issued and transferred
  from other funding options       54,044,459      7,084,704    10,119,129    12,351,984     11,870,928     10,070,032
Units redeemed and transferred to
  other funding options           (57,203,040)   (10,192,748)   (9,569,352)   (7,325,135)   (23,278,708)   (13,743,860)
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units end of year                  46,854,335     50,012,916    32,196,008    31,646,231     51,142,131     62,549,911
                                  ============== ============== ============= ============= ============== ==============

(a) For the period Apirl 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

                  MSF FI             MSF LOOMIS SAYLES             MSF WESTERN ASSET
           VALUE LEADERS                     SMALL CAP    MANAGEMENT U.S. GOVERNMENT
              SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
--------------------------- ----------------------------- -----------------------------
      2008          2007           2008           2007           2008           2007
------------- ------------- -------------- -------------- -------------- --------------
24,137,044    29,699,459     40,696,231     44,260,169     80,492,341     88,715,827
 1,958,038     2,609,074      5,386,978      8,978,497     11,229,143     13,281,328
(6,820,118)   (8,171,489)   (10,694,254)   (12,542,435)   (25,292,799)   (21,504,814)
------------- ------------- -------------- -------------- -------------- --------------
19,274,964    24,137,044     35,388,955     40,696,231     66,428,685     80,492,341
============= ============= ============== ============== ============== ==============

                 MSF DAVIS                MSF JENNISON               MSF JULIUS BAER
             VENTURE VALUE                      GROWTH           INTERNATIONAL STOCK
                SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
----------------------------- --------------------------- -----------------------------
       2008           2007          2008          2007           2008           2007
-------------- -------------- ------------- ------------- -------------- --------------
126,513,025    137,481,362    24,416,455    27,016,307     57,370,727     65,111,023
 14,917,518     15,900,586     3,355,672     4,168,585     10,875,477      7,913,551
(26,191,113)   (26,868,923)   (6,563,735)   (6,768,437)   (14,047,073)   (15,653,847)
-------------- -------------- ------------- ------------- -------------- --------------
115,239,430    126,513,025    21,208,392    24,416,455     54,199,131     57,370,727
============== ============== ============= ============= ============== ==============

             MSF METLIFE      MSF FRANKLIN TEMPLETON         MSF NEUBERGER BERMAN
             STOCK INDEX            SMALL CAP GROWTH                MID CAP VALUE
              SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
--------------------------- --------------------------- ----------------------------
      2008          2007          2008          2007           2008          2007
------------- ------------- ------------- ------------- -------------- -------------
19,936,170    22,687,923    30,101,390    31,977,049     40,063,936    39,366,520
 2,951,817     2,037,564     5,860,637     4,561,466     11,807,126     9,125,383
(4,432,365)   (4,789,317)   (7,137,433)   (6,437,125)   (12,503,770)   (8,427,967)
------------- ------------- ------------- ------------- -------------- -------------
18,455,622    19,936,170    28,824,594    30,101,390     39,367,292    40,063,936
============= ============= ============= ============= ============== =============

        MSF MORGAN STANLEY                 MSF METLIFE           MSF T. ROWE PRICE
                EAFE INDEX         MID CAP STOCK INDEX            LARGE CAP GROWTH
                SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
----------------------------- --------------------------- ---------------------------
       2008           2007          2008          2007          2008          2007
-------------- -------------- ------------- ------------- ------------- -------------
 42,853,330     42,458,018    31,636,578    33,421,255    28,363,939    23,285,519
  9,114,266     10,932,657     6,184,209     4,957,016     7,818,088     8,670,008
(10,549,300)   (10,537,345)   (7,609,450)   (6,741,693)   (5,762,767)   (3,591,589)
-------------- -------------- ------------- ------------- ------------- -------------
 41,418,296     42,853,330    30,211,337    31,636,578    30,419,260    28,363,939
============== ============== ============= ============= ============= =============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         MSF T. ROWE PRICE           MSF OPPENHEIMER           MSF BLACKROCK
                                          SMALL CAP GROWTH             GLOBAL EQUITY       AGGRESSIVE GROWTH
                                                SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                  --------------------------- ------------------------- -----------------------
                                        2008          2007         2008         2007        2008        2007
                                  ------------- ------------- ------------ ------------ ----------- -----------
Units beginning of year            7,671,338     6,427,171    1,150,197      912,996     248,220     133,800
Units issued and transferred
  from other funding options       3,332,644     2,694,867      373,290      534,262     202,135     227,295
Units redeemed and transferred to
  other funding options           (2,014,993)   (1,450,700)    (422,843)    (297,061)   (183,089)   (112,875)
                                  ------------- ------------- ------------ ------------ ----------- -----------
Units end of year                  8,988,989     7,671,338    1,100,644    1,150,197     267,266     248,220
                                  ============= ============= ============ ============ =========== ===========

                                                                           MSF MetLife
                                               MSF METLIFE                 MODERATE TO               MSF METLIFE
                                       MODERATE ALLOCATION       AGGRESSIVE ALLOCATION     AGGRESSIVE ALLOCATION
                                                SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2008          2007          2008          2007         2008         2007
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year           29,780,745    12,086,733    44,958,120    15,152,269    2,531,910    1,395,125
Units issued and transferred
  from other funding options      17,384,741    19,595,117    21,079,876    32,085,118      772,752    1,840,861
Units redeemed and transferred to
  other funding options           (6,213,478)   (1,901,105)   (7,863,861)   (2,279,267)    (596,526)    (704,076)
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                 40,952,008    29,780,745    58,174,135    44,958,120    2,708,136    2,531,910
                                  ============= ============= ============= ============= ============ ============

                                          MIST T. ROWE PRICE                    MIST PIMCO                     MIST RCM
                                              MID CAP GROWTH                  TOTAL RETURN                   TECHNOLOGY
                                                  SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- ----------------------------- ----------------------------
                                         2008           2007           2008           2007           2008          2007
                                  -------------- -------------- -------------- -------------- -------------- -------------
Units beginning of year            85,048,961     81,429,878    209,783,022    216,752,565     34,434,376    30,122,137
Units issued and transferred
  from other funding options       18,129,001     20,168,728     43,088,540     31,771,397     16,638,686    14,307,952
Units redeemed and transferred to
  other funding options           (19,067,184)   (16,549,645)   (67,637,823)   (38,740,940)   (16,302,223)   (9,995,713)
                                  -------------- -------------- -------------- -------------- -------------- -------------
Units end of year                  84,110,778     85,048,961    185,233,739    209,783,022     34,770,839    34,434,376
                                  ============== ============== ============== ============== ============== =============

                                         MIST HARRIS OAKMARK    MIST LEGG MASON PARTNERS         MIST CLARION GLOBAL
                                               INTERNATIONAL           AGGRESSIVE GROWTH                 REAL ESTATE
                                                  SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- --------------------------- ---------------------------
                                         2008           2007          2008          2007          2008          2007
                                  -------------- -------------- ------------- ------------- ------------- -------------
Units beginning of year            80,210,908     74,777,561    16,184,284    17,470,599     5,915,463     6,231,776
Units issued and transferred
  from other funding options       12,742,623     23,528,282     1,624,864     2,315,050     1,634,618     2,249,242
Units redeemed and transferred to
  other funding options           (22,250,182)   (18,094,935)   (3,607,456)   (3,601,365)   (1,507,880)   (2,565,555)
                                  -------------- -------------- ------------- ------------- ------------- -------------
Units end of year                  70,703,349     80,210,908    14,201,692    16,184,284     6,042,201     5,915,463
                                  ============== ============== ============= ============= ============= =============

(a) For the period Apirl 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

                                                                     MSF METLIFE
            MSF BLACKROCK                MSF METLIFE             CONSERVATIVE TO
              DIVERSIFIED    CONSERVATIVE ALLOCATION         MODERATE ALLOCATION
               SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
-------------- ---------- -------------------------- ---------------------------
       2008       2007          2008         2007          2008          2007
-------------- ---------- ------------- ------------ ------------- -------------
    241,306    158,866     1,945,907      717,767     8,478,778     3,775,244
     88,168    161,340     3,760,132    1,932,945     5,819,381     5,759,032
   (131,833)   (78,900)   (1,746,485)    (704,805)   (2,962,525)   (1,055,498)
-------------- ---------- ------------- ------------ ------------- -------------
    197,641    241,306     3,959,554    1,945,907    11,335,634     8,478,778
============== ========== ============= ============ ============= =============

                  MSF FI             MIST LEGG MASON                     MIST MFS
               LARGE CAP                VALUE EQUITY       RESEARCH INTERNATIONAL
              SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
------------- ---------- --------------------------- ----------------------------
      2008       2007          2008          2007           2008          2007
------------- ---------- ------------- ------------- -------------- -------------
    70,106     31,931    27,291,345    32,872,234     43,741,192    38,932,409
    41,314     49,692     4,798,632     2,427,560     21,218,984    14,781,533
   (20,772)   (11,517)   (8,020,574)   (8,008,449)   (11,055,119)   (9,972,750)
------------- ---------- ------------- ------------- -------------- -------------
    90,648     70,106    24,069,403    27,291,345     53,905,057    43,741,192
============= ========== ============= ============= ============== =============

          MIST LORD ABBETT                 MIST LAZARD                MIST MET/AIM
            BOND DEBENTURE                     MID CAP            SMALL CAP GROWTH
                SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
----------------------------- --------------------------- ---------------------------
       2008           2007          2008          2007          2008          2007
-------------- -------------- ------------- ------------- ------------- -------------
 60,864,412     57,939,732    19,911,171    16,479,796     8,263,536     8,709,215
  6,061,345     14,423,974     3,521,596     6,942,600     1,471,093     1,914,702
(17,476,236)   (11,499,294)   (4,769,151)   (3,511,225)   (2,506,575)   (2,360,381)
-------------- -------------- ------------- ------------- ------------- -------------
 49,449,521     60,864,412    18,663,616    19,911,171     7,228,054     8,263,536
============== ============== ============= ============= ============= =============

    MIST OPPENHEIMER             MIST SSGA                MIST SSGA
CAPITAL APPRECIATION            GROWTH ETF    GROWTH AND INCOME ETF
          SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
----------------------- --------------------- ------------------------
    2008        2007       2008       2007       2008          2007
----------- ----------- ---------- ---------- ---------- -------------
 622,067     410,133    147,182     80,092    158,978        58,833
 462,591     380,603    149,015     90,598    289,703       129,565
(317,771)   (168,669)   (71,121)   (23,508)   (62,263)      (29,420)
----------- ----------- ---------- ---------- ---------- -------------
 766,887     622,067    225,076    147,182    386,418       158,978
=========== =========== ========== ========== ========== =============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                MIST PIMCO            MIST BLACKROCK        MIST
                                  INFLATION PROTECTED BOND            LARGE CAP CORE            JANUS FORTY
                                                SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                                  --------------------------- ------------------------- ----------------------
                                        2008          2007         2008      2007 (a)       2008    2007 (a)
                                  ------------- ------------- ------------ ------------ ----------- ----------
Units beginning of year              756,401       249,805    1,980,892           --      60,615         --
Units issued and transferred
  from other funding options       5,159,637       628,085      432,989    2,296,474     318,295     63,370
Units redeemed and transferred to
  other funding options           (2,231,532)     (121,489)    (489,952)    (315,582)   (156,279)    (2,755)
                                  ------------- ------------- ------------ ------------ ----------- ----------
Units end of year                  3,684,506       756,401    1,923,929    1,980,892     222,631     60,615
                                  ============= ============= ============ ============ =========== ==========

                                          MIST
                                  MET/FRANKLIN
                                     TEMPLETON             MIST
                                      FOUNDING    MET/TEMPLETON              AMERICAN FUNDS              AMERICAN FUNDS
                                      STRATEGY           GROWTH                      GROWTH               GROWTH-INCOME
                                    SUBACCOUNT       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                  --------------- ---------------- --------------------------- ---------------------------
                                       2008 (b)         2008 (b)         2008          2007          2008          2007
                                  --------------- ---------------- ------------- ------------- ------------- -------------
Units beginning of year                     --               --    30,902,914    31,638,062    30,234,841    31,733,983
Units issued and transferred
  from other funding options           817,146           44,134     5,179,349     4,350,941     3,906,135     3,662,180
Units redeemed and transferred to
  other funding options                (94,411)          (5,986)   (5,540,706)   (5,086,089)   (6,027,801)   (5,161,322)
                                  --------------- ---------------- ------------- ------------- ------------- -------------
Units end of year                      722,735           38,148    30,541,557    30,902,914    28,113,175    30,234,841
                                  =============== ================ ============= ============= ============= =============

(a) For the period Apirl 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

      MIST          MIST          MIST
  AMERICAN      AMERICAN      AMERICAN
     FUNDS         FUNDS         FUNDS            MIST             MIST
  BALANCED        GROWTH      MODERATE    MET/FRANKLIN     MET/FRANKLIN
ALLOCATION    ALLOCATION    ALLOCATION          INCOME    MUTUAL SHARES
SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------- ------------- ------------- --------------- ----------------
   2008 (b)      2008 (b)      2008 (b)        2008 (b)         2008 (b)
------------- ------------- ------------- --------------- ----------------
        --            --            --              --               --
 6,126,361    15,341,889     6,389,309         221,977          117,362
  (477,462)     (554,275)     (473,306)        (38,976)         (14,271)
------------- ------------- ------------- --------------- ----------------
 5,648,899    14,787,614     5,916,003         183,001          103,091
============= ============= ============= =============== ================

             AMERICAN FUNDS            AMERICAN FUNDS
GLOBAL SMALL CAPITALIZATION                      BOND
                 SUBACCOUNT                SUBACCOUNT
------------------------------ -------------------------
       2008            2007         2008         2007
-------------- --------------- ------------ ------------
 60,105,854      54,970,964    2,725,211      691,327
 15,991,021      22,435,637    1,019,649    2,414,568
(15,581,376)    (17,300,747)    (923,989)    (380,684)
-------------- --------------- ------------ ------------
 60,515,499      60,105,854    2,820,871    2,725,211
============== =============== ============ ============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                      AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                ---------- ---------------------------- --------------------------------------------------
                                           UNIT VALUE(1)                INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                               LOWEST TO                       INCOME        LOWEST TO        LOWEST TO
                                     UNITS   HIGHEST (%) NET ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                ---------- ------------- -------------- ------------- ---------------- -------------------
MSF BlackRock Bond         2008 29,163,171   3.76 - 4.97    138,196,714          5.15      1.15 - 2.20   (5.77) - (4.73)
  Income Subaccount        2007 37,848,416   3.99 - 5.21    188,538,179          3.13      1.15 - 2.20      3.70 - 4.86
                           2006 42,257,238   3.85 - 4.97    201,476,868          5.58      1.15 - 2.20      1.88 - 3.02
                           2005 45,218,518   3.78 - 4.83    209,882,882          3.90      1.15 - 2.20    (0.06) - 1.00
                           2004 44,993,259   3.78 - 4.78    207,437,002          4.04      1.15 - 2.20      2.00 - 3.00
MSF BlackRock Money        2008 72,455,447   1.95 - 2.58    175,596,721          2.57      1.15 - 2.20      0.36 - 1.47
  Market Subaccount        2007 51,919,410   1.94 - 2.54    124,216,947          4.77      1.15 - 2.20      2.52 - 3.66
                           2006 46,380,195   1.90 - 2.45    108,195,190          4.53      1.15 - 2.20      2.28 - 3.41
                           2005 46,087,366   1.85 - 2.37    104,053,537          2.65      1.15 - 2.20      0.41 - 2.00
                           2004 50,349,362   1.85 - 2.33    112,382,687          0.79      1.15 - 2.20   (1.00) - (0.37)
MSF Harris Oakmark Focused 2008 61,110,701   1.68 - 2.03    119,975,567          0.20      1.15 - 2.20 (47.31) - (46.70)
  Value Subaccount         2007 71,713,206   3.19 - 3.80    264,883,411          0.46      1.15 - 2.20  (10.66) - (8.05)
                           2006 82,907,605   3.51 - 4.14    334,052,554          0.21      1.15 - 2.20     2.07 - 11.01
                           2005 93,231,200   3.20 - 3.73    339,522,957          0.02      1.15 - 2.20      7.00 - 9.00
                           2004 95,575,137   3.04 - 3.43    321,834,651          0.02      1.15 - 2.20      7.00 - 9.00
MSF FI Value Leaders       2008 19,274,964   1.69 - 2.02     38,020,425          1.89      1.15 - 2.20 (40.43) - (39.73)
  Subaccount               2007 24,137,044   2.84 - 3.35     79,141,056          0.92      1.15 - 2.20    (3.88) - 2.85
                           2006 29,699,459   2.79 - 3.26     94,943,256          1.08      1.15 - 2.20     2.32 - 10.49
                           2005 33,513,120   2.55 - 2.95     97,295,000          1.12      1.15 - 2.20      8.00 - 9.00
                           2004 37,897,876   2.39 - 2.70    100,974,594          1.28      1.15 - 2.20    11.00 - 12.00
MSF Loomis Sayles          2008 35,388,955   1.98 - 2.33     80,476,762            --      1.15 - 2.20 (37.45) - (36.73)
  Small Cap Subaccount     2007 40,696,231   3.16 - 3.69    146,628,388          0.04      1.15 - 2.20     1.80 - 10.45
                           2006 44,260,169   2.90 - 3.34    145,000,023            --      1.15 - 2.20     1.79 - 15.18
                           2005 47,344,581   2.54 - 2.90    135,073,486            --      1.15 - 2.20      4.00 - 6.00
                           2004 50,286,846   2.45 - 2.75    136,249,705            --      1.15 - 2.20    14.00 - 15.00
MSF Western Asset          2008 66,428,685   1.45 - 1.71    110,130,365          4.19      1.15 - 2.20   (2.70) - (1.57)
  Management               2007 80,492,341   1.49 - 1.73    135,932,642          2.62      1.15 - 2.20      1.19 - 2.95
  U.S. Government          2006 88,715,827   1.47 - 1.69    145,922,745          3.21      1.15 - 2.20      0.04 - 2.79
  Subaccount               2005 91,018,060   1.44 - 1.64    146,025,572          1.27      1.15 - 2.20    (1.00) - 0.04
                           2004 82,913,392   1.47 - 1.63    132,938,322          1.19      1.15 - 2.20      1.00 - 2.00
MSF Western Asset          2008 62,330,835   1.58 - 1.86    112,219,695          4.08      1.15 - 2.20 (17.07) - (16.09)
  Management Strategic     2007 79,377,079   1.90 - 2.21    170,796,840          2.58      1.15 - 2.20      0.74 - 2.69
  Bond Opportunities       2006 79,919,273   1.88 - 2.15    168,028,848          4.88      1.15 - 2.20      0.28 - 3.66
  Subaccount               2005 81,967,316   1.83 - 2.08    166,715,251          3.02      1.15 - 2.20      0.34 - 2.00
                           2004 75,594,297   1.84 - 2.05    151,992,764          3.00      1.15 - 2.20      4.00 - 5.00
MSF MFS Total Return       2008 12,776,080  2.96 - 36.73     63,558,071          3.49      1.15 - 2.20 (24.04) - (23.24)
  Subaccount               2007 14,896,511  3.89 - 47.90    102,700,491          2.00      1.15 - 2.20      1.84 - 2.92
  (Commenced 5/3/2004)     2006 14,713,464  3.82 - 46.59    107,388,528          3.36      1.15 - 2.20     9.50 - 11.12
                           2005 14,111,655  3.49 - 42.14    104,827,981          1.55      1.15 - 2.20      1.00 - 2.00
                           2004 11,708,310         41.49    100,940,583            --      1.15 - 2.20      8.00 - 9.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ----------- ---------------------------- --------------------------------------------------
                                               UNIT VALUE(1)                INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO                       INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST (%) NET ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- -------------- ------------- ---------------- -------------------
MSF BlackRock Legacy          2008  37,364,505   1.05 - 2.09     76,715,092          0.39      1.15 - 2.20 (38.08) - (37.36)
  Large Cap Growth            2007  44,525,146   1.67 - 3.34    146,247,396          0.16      1.15 - 2.20    15.84 - 17.18
  Subaccount                  2006  54,228,166   1.41 - 2.85    152,339,863          0.09      1.15 - 2.20      0.07 - 2.81
                              2005  65,761,834   2.45 - 2.77    180,038,176          0.37      1.15 - 2.20      4.00 - 6.00
                              2004  78,254,608   2.36 - 2.63    203,136,465            --      1.15 - 2.20      6.00 - 7.00
MSF Davis Venture             2008 115,239,430   2.06 - 2.42    271,394,469          1.21      1.15 - 2.20 (40.84) - (40.15)
  Value Subaccount            2007 126,513,025   3.48 - 4.05    499,204,834          0.69      1.15 - 2.20    (1.31) - 3.23
                              2006 137,481,362   3.41 - 3.92    527,218,129          0.75      1.15 - 2.20     2.96 - 13.10
                              2005 140,200,104   3.05 - 3.47    477,062,681          0.60      1.15 - 2.20      8.00 - 9.00
                              2004 136,906,890   2.86 - 3.18    429,391,004          0.55      1.15 - 2.20    10.00 - 11.00
MSF Jennison Growth           2008  21,208,392   0.32 - 0.35      7,271,669          2.37      1.15 - 2.20 (37.96) - (37.27)
  Subaccount                  2007  24,416,455   0.51 - 0.56     13,381,333          0.34      1.15 - 2.20     5.87 - 10.26
  (Commenced 5/1/2005)        2006  27,016,307   0.47 - 0.50     13,463,903            --      1.15 - 2.20      0.30 - 1.78
                              2005  26,629,896   0.47 - 0.50     13,110,813            --      1.15 - 2.20    19.00 - 20.00
MSF Julius Baer International 2008  54,199,131   0.93 - 1.14     59,703,791          3.01      1.15 - 2.20 (45.46) - (44.84)
  Stock Subaccount            2007  57,370,727   1.70 - 2.06    114,872,336          0.97      1.15 - 2.20      0.56 - 8.94
                              2006  65,111,023   1.58 - 1.89    120,118,489          1.35      1.15 - 2.20     4.66 - 14.93
                              2005  66,228,550   1.39 - 1.65    106,709,238          0.54      1.15 - 2.20    15.00 - 16.00
                              2004  67,545,837   1.22 - 1.41     93,761,597          1.24      1.15 - 2.20    15.00 - 17.00
MSF BlackRock Strategic       2008  68,553,688   1.15 - 1.26     85,176,138          0.35      1.15 - 2.20 (39.90) - (39.21)
  Value Subaccount            2007  80,963,253   1.91 - 2.08    165,742,039          0.16      1.15 - 2.20   (9.18) - (4.69)
                              2006  93,167,774   2.02 - 2.18    200,515,108          0.19      1.15 - 2.20     2.31 - 15.31
                              2005 105,506,622   1.78 - 1.89    197,382,721            --      1.15 - 2.20      2.00 - 3.00
                              2004 109,834,064   1.75 - 1.84    200,342,899            --      1.15 - 2.20    13.00 - 14.00
MSF FI Mid Cap Opportunities  2008  14,194,190   0.81 - 0.92     12,765,948          0.11      1.15 - 2.20 (56.41) - (55.94)
  Subaccount                  2007  14,356,332   1.87 - 2.09     29,351,347            --      1.15 - 2.20      5.75 - 6.87
                              2006  15,171,119   1.76 - 1.96     29,084,040            --      1.15 - 2.20     9.14 - 10.29
                              2005  15,576,296   1.62 - 1.77     27,125,048            --      1.15 - 2.20      4.00 - 5.00
                              2004  16,500,481   1.55 - 1.69     27,295,473          0.43      1.15 - 2.20    14.00 - 18.00
MSF Russell 2000 Index        2008  29,989,635   1.07 - 1.20     35,157,087          0.99      1.15 - 2.20 (35.03) - (34.34)
  Subaccount                  2007  32,970,251   1.66 - 1.82     59,051,027          0.72      1.15 - 2.20   (3.86) - (2.83)
                              2006  35,649,948   1.72 - 1.88     65,806,953          0.62      1.15 - 2.20    15.03 - 16.24
                              2005  35,268,839   1.50 - 1.61     56,096,946          0.55      1.15 - 2.20      2.00 - 3.00
                              2004  33,536,971   1.47 - 1.57     51,804,659          0.33      1.15 - 2.20    15.00 - 16.00
MSF MetLife Stock             2008  18,455,622   2.37 - 2.88     51,285,082          1.72      1.15 - 2.20 (38.63) - (37.98)
  Index Subaccount            2007  19,936,170   3.86 - 4.65     89,260,045          0.85      1.15 - 2.20      2.68 - 3.77
                              2006  22,687,923   3.76 - 4.48     98,055,747          1.73      1.15 - 2.20    12.69 - 13.87
                              2005  23,431,135   3.34 - 3.93     89,010,624          1.41      1.15 - 2.20      2.00 - 3.00
                              2004  22,996,082   3.27 - 3.81     84,856,304          0.74      1.15 - 2.20      8.00 - 9.00
MSF Franklin Templeton        2008  28,824,594   0.61 - 0.66     18,765,106            --      1.15 - 2.20 (42.59) - (41.98)
  Small Cap Growth            2007  30,101,390   1.06 - 1.14     33,802,618            --      1.15 - 2.20      2.03 - 3.12
  Subaccount                  2006  31,977,049   1.04 - 1.10     34,872,011            --      1.15 - 2.20      7.34 - 8.47
                              2005  31,149,246   0.97 - 1.02     31,358,177            --      1.15 - 2.20      2.00 - 3.00
                              2004  28,526,271   0.95 - 0.98     27,881,814            --      1.15 - 2.20     9.00 - 10.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                 ---------- ---------------------------- --------------------------------------------------
                                            UNIT VALUE(1)                INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                LOWEST TO                       INCOME        LOWEST TO        LOWEST TO
                                      UNITS   HIGHEST (%) NET ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- ------------- -------------- ------------- ---------------- -------------------
MSF Neuberger               2008 39,367,292   1.27 - 1.42     54,762,157          0.55      1.15 - 2.20 (48.63) - (48.08)
  Berman Mid Cap            2007 40,063,936   2.48 - 2.73    107,356,582          0.31      1.15 - 2.20      0.93 - 2.00
  Value Subaccount          2006 39,366,520   2.46 - 2.67    103,484,762          0.26      1.15 - 2.20      8.78 - 9.93
                            2005 34,556,886   2.27 - 2.43     82,800,242          0.11      1.15 - 2.20     9.00 - 11.00
                            2004 24,917,123   2.06 - 2.20     54,048,512          0.10      1.15 - 2.20    20.00 - 21.00
MSF MFS Value Subaccount    2008 46,854,335   0.84 - 0.95     43,351,550          1.65      1.15 - 2.20  (30.64) - (6.07)
                            2007 50,012,916   1.30 - 1.44     70,656,174          0.62      1.15 - 2.20   (9.52) - (5.03)
                            2006 53,120,960   1.38 - 1.52     79,205,511          0.60      1.15 - 2.20     3.39 - 16.59
                            2005 53,370,053   1.20 - 1.30     68,410,066          0.53      1.15 - 2.20   (4.00) - (3.00)
                            2004 43,079,971   1.25 - 1.34     56,879,685          0.39      1.15 - 2.20     9.00 - 10.00
MSF BlackRock Large Cap     2008 32,196,008   0.89 - 0.96     30,434,420          0.61      1.15 - 2.20 (36.53) - (35.78)
  Value Subaccount          2007 31,646,231   1.40 - 1.50     46,695,320          0.82      1.15 - 2.20      0.87 - 2.08
                            2006 26,619,382   1.39 - 1.47     38,580,534          1.07      1.15 - 2.20    16.54 - 17.84
                            2005 21,910,359   1.19 - 1.24     27,018,795          0.81      1.15 - 2.20      3.00 - 4.00
                            2004 19,190,206   1.16 - 1.19     22,711,723            --      1.15 - 2.20    11.00 - 12.00
MSF Lehman Brothers         2008 51,142,131   1.33 - 1.48     74,087,741          4.56      1.15 - 2.20      3.33 - 4.42
  Aggregate Bond            2007 62,549,911   1.28 - 1.41     86,856,586          4.43      1.15 - 2.20      4.33 - 5.43
  Index Subaccount          2006 66,223,739   1.23 - 1.34     87,381,231          4.19      1.15 - 2.20      1.56 - 2.63
                            2005 63,952,454   1.21 - 1.31     82,322,496          3.71      1.15 - 2.20    (0.36) - 1.00
                            2004 57,321,323   1.22 - 1.30     73,408,063          2.87      1.15 - 2.20      2.00 - 3.00
MSF Morgan Stanley          2008 41,418,296   0.88 - 0.98     39,730,950          2.68      1.15 - 2.20 (43.46) - (42.86)
  EAFE Index Subaccount     2007 42,853,330   1.55 - 1.71     71,929,953          1.76      1.15 - 2.20      8.10 - 9.25
                            2006 42,458,018   1.44 - 1.56     65,236,846          1.54      1.15 - 2.20    22.72 - 24.02
                            2005 39,868,094   1.17 - 1.26     49,558,154          1.43      1.15 - 2.20    10.00 - 12.00
                            2004 35,846,285   1.06 - 1.13     39,984,382          0.53      1.15 - 2.20    17.00 - 18.00
MSF MetLife Mid Cap Stock   2008 30,211,337   0.97 - 1.06     31,558,965          1.15      1.15 - 2.20 (37.77) - (37.11)
  Index Subaccount          2007 31,636,578   1.56 - 1.69     52,571,856          0.55      1.15 - 2.20      5.16 - 6.28
                            2006 33,421,255   1.48 - 1.59     52,350,319          0.92      1.15 - 2.20      7.44 - 8.57
                            2005 32,563,033   1.38 - 1.46     47,065,717          0.47      1.15 - 2.20    10.00 - 11.00
                            2004 29,833,495   1.26 - 1.32     39,021,115          0.33      1.15 - 2.20    13.00 - 14.00
MSF T. Rowe Price Large Cap 2008 30,419,260   0.80 - 0.89     26,654,893          0.30      1.15 - 2.20 (43.27) - (42.67)
  Growth Subaccount         2007 28,363,939   1.41 - 1.56     43,402,116          0.18      1.15 - 2.20      6.76 - 7.90
  (Commenced 5/3/2004)      2006 23,285,519   1.32 - 1.44     33,109,530          0.10      1.15 - 2.20    10.43 - 11.59
                            2005 17,311,727   1.20 - 1.29     22,102,945          0.31      1.15 - 2.20      4.00 - 5.00
                            2004  4,692,612   1.15 - 1.23      5,701,677            --      1.15 - 2.20      8.00 - 9.00
MSF T. Rowe Price Small Cap 2008  8,988,989   0.91 - 1.03      9,047,014            --      1.15 - 2.20 (37.71) - (37.05)
  Growth Subaccount         2007  7,671,338   1.46 - 1.63     12,270,375            --      1.15 - 2.20      7.14 - 8.27
  (Commenced 5/3/2004)      2006  6,427,171   1.36 - 1.51      9,504,320            --      1.15 - 2.20      1.38 - 2.45
                            2005  2,973,325   1.34 - 1.47      4,289,808            --      1.15 - 2.20      8.00 - 9.00
                            2004    640,239   1.24 - 1.35        845,549            --      1.15 - 2.20      6.00 - 7.00
MSF Oppenheimer Global      2008  1,100,644 10.78 - 12.21     13,148,386          1.86      1.15 - 2.20 (41.86) - (41.24)
  Equity Subaccount         2007  1,150,197 18.55 - 20.78     23,385,203          0.85      1.15 - 2.20      3.94 - 5.04
  (Commenced 5/3/2004)      2006    912,996 17.84 - 19.78     17,702,976          1.91      1.15 - 2.20    13.83 - 15.02
                            2005    375,535 15.68 - 17.20      6,334,832          0.21      1.15 - 2.20    13.00 - 15.00
                            2004     47,608 13.82 - 15.00        700,070            --      1.15 - 2.20    15.00 - 16.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                 ---------- ---------------------------- --------------------------------------------------
                                            UNIT VALUE(1)                INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                LOWEST TO                       INCOME        LOWEST TO        LOWEST TO
                                      UNITS   HIGHEST (%) NET ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- ------------- -------------- ------------- ---------------- -------------------
MSF BlackRock Aggressive    2008    267,266 22.83 - 28.37      7,267,171            --      1.15 - 2.20 (47.02) - (46.46)
  Growth Subaccount         2007    248,220 43.10 - 52.99     12,454,943            --      1.15 - 2.20    17.61 - 18.85
  (Commenced 5/3/2004)      2006    133,800 36.64 - 44.59      5,741,678            --      1.15 - 2.20      4.16 - 5.25
                            2005     68,226 35.18 - 42.36      2,779,087            --      1.15 - 2.20      8.00 - 9.00
                            2004     24,122 33.95 - 38.80        901,186            --      1.15 - 2.20    10.00 - 11.00
MSF BlackRock               2008    197,641 27.05 - 34.25      6,484,658          2.61      1.15 - 2.20 (26.60) - (25.83)
  Diversified Subaccount    2007    241,306 36.85 - 46.18     10,524,081          2.33      1.15 - 2.20      3.31 - 4.40
  (Commenced 5/3/2004)      2006    158,866 35.67 - 44.23      6,697,358          2.46      1.15 - 2.20      7.85 - 8.99
                            2005    112,218 33.07 - 40.58      4,349,740          1.27      1.15 - 2.20      1.00 - 2.00
                            2004     61,952 32.88 - 39.92      2,385,190            --      1.15 - 2.20      7.00 - 8.00
MSF MetLife Conservative    2008  3,959,554   9.26 - 9.63     37,794,087          0.87      1.15 - 2.20 (16.26) - (15.37)
  Allocation Subaccount     2007  1,945,907 11.06 - 11.38     21,992,542            --      1.15 - 2.20      3.26 - 4.36
  (Commenced 5/1/2005)      2006    717,767 10.71 - 10.90      7,783,825          3.00      1.15 - 2.20      4.57 - 5.67
                            2005    195,921 10.27 - 10.32      2,018,800          0.49      1.15 - 2.20             3.00
MSF MetLife Conservative to 2008 11,335,634   8.80 - 9.15    103,044,872          1.07      1.15 - 2.20 (23.31) - (22.49)
  Moderate Allocation       2007  8,478,778 11.48 - 11.81     99,530,164            --      1.15 - 2.20      2.52 - 3.61
  Subaccount                2006  3,775,244 11.20 - 11.40     42,827,997          1.93      1.15 - 2.20      7.05 - 8.17
  (Commenced 5/1/2005)      2005    958,316 10.48 - 10.54     10,076,881          0.66      1.15 - 2.20             5.00
MSF MetLife Moderate        2008 40,952,008   8.33 - 8.66    352,624,419          0.78      1.15 - 2.20 (30.19) - (29.45)
  Allocation Subaccount     2007 29,780,745 11.94 - 12.28    363,880,350          0.01      1.15 - 2.20      2.06 - 3.15
  (Commenced 5/1/2005)      2006 12,086,733 11.70 - 11.90    143,400,766          1.41      1.15 - 2.20     9.41 - 10.56
                            2005  2,644,540 10.69 - 10.77     28,433,793          0.70      1.15 - 2.20      7.00 - 8.00
MSF MetLife Moderate to     2008 58,174,135   7.86 - 8.17    472,669,848          0.60      1.15 - 2.20 (36.53) - (35.86)
  Aggressive Allocation     2007 44,958,120 12.39 - 12.74    570,281,923          0.03      1.15 - 2.20      1.58 - 2.66
  Subaccount                2006 15,152,269 12.20 - 12.41    187,391,222          0.81      1.15 - 2.20    11.74 - 12.91
  (Commenced 5/1/2005)      2005  2,027,542 10.93 - 10.99     22,254,442          0.66      1.15 - 2.20     9.00 - 10.00
MSF MetLife Aggressive      2008  2,708,136   7.38 - 7.67     20,661,467          0.50      1.15 - 2.20 (41.75) - (41.13)
  Allocation Subaccount     2007  2,531,910 12.68 - 13.04     32,852,837          0.05      1.15 - 2.10      1.01 - 2.08
  (Commenced 5/1/2005)      2006  1,395,125 12.55 - 12.77     17,753,305          0.57      1.15 - 2.20    13.15 - 14.34
                            2005    160,561 11.10 - 11.17      1,789,331          0.60      1.15 - 2.20    11.00 - 12.00
MSF FI Large Cap Subaccount 2008     90,648   8.86 - 9.90        876,723            --      1.15 - 2.20 (46.07) - (45.58)
  (Commenced 5/1/2006)      2007     70,106 16.15 - 18.19      1,247,716            --      1.15 - 2.05      1.45 - 2.53
                            2006     31,931 15.92 - 17.74        554,854            --      1.15 - 2.20      0.63 - 1.33
MIST Legg Mason Value       2008 24,069,403   0.39 - 4.27     11,795,055          0.19      1.15 - 2.20 (55.61) - (55.04)
  Equity Subaccount         2007 27,291,345   0.88 - 9.51     28,592,106            --      1.15 - 2.20   (7.97) - (6.89)
  (Commenced 5/1/2006)      2006 32,872,234  0.99 - 10.22     35,628,391          0.14      1.15 - 2.20     2.32 - 11.88
MIST MFS Research           2008 53,905,057   0.96 - 1.05     55,814,043          1.85      1.15 - 2.20 (43.62) - (43.03)
  International Subaccount  2007 43,741,192   1.70 - 1.84     79,572,617          1.22      1.15 - 2.20    10.81 - 11.99
                            2006 38,932,409   1.53 - 1.65     63,380,251          1.59      1.15 - 2.20    23.82 - 25.12
                            2005 34,239,628   1.24 - 1.32     44,622,108          0.38      1.15 - 2.20    14.00 - 15.00
                            2004 28,191,777   1.08 - 1.14     31,972,020            --      1.15 - 2.20    17.00 - 18.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                ----------- ---------------------------- --------------------------------------------------
                                            UNIT VALUE(1)                INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                LOWEST TO                       INCOME        LOWEST TO        LOWEST TO
                                      UNITS   HIGHEST (%) NET ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                ----------- ------------- -------------- ------------- ---------------- -------------------
MIST T. Rowe Price Mid Cap 2008  84,110,778   0.54 - 0.59     49,141,613            --      1.15 - 2.20 (41.07) - (40.04)
  Growth Subaccount        2007  85,048,961   0.92 - 0.99     83,494,030            --      1.15 - 2.20    15.06 - 16.29
                           2006  81,429,878   0.80 - 0.85     68,849,972            --      1.15 - 2.20      3.86 - 4.95
                           2005  69,803,213   0.77 - 0.81     56,316,012            --      1.15 - 2.20    12.00 - 13.00
                           2004  54,969,872   0.69 - 0.72     39,188,825            --      1.15 - 2.20    15.00 - 16.00
MIST PIMCO Total Return    2008 185,233,739   1.24 - 1.35    245,701,904          3.87      1.15 - 2.20   (1.78) - (0.74)
  Subaccount               2007 209,783,022   1.26 - 1.36    280,766,389          3.31      1.15 - 2.20      5.21 - 6.33
                           2006 216,752,565   1.20 - 1.28    273,266,001          2.59      1.15 - 2.20      2.25 - 3.33
                           2005 210,820,747   1.17 - 1.23    257,626,390            --      1.15 - 2.20      0.03 - 1.00
                           2004 182,734,888   1.17 - 1.22    221,330,485          7.02      1.15 - 2.20      3.00 - 4.00
MIST RCM Technology        2008  34,770,839   0.33 - 0.36     12,258,474         13.37      1.15 - 2.20 (45.67) - (45.09)
  Subaccount               2007  34,434,376   0.61 - 0.65     22,137,049            --      1.15 - 2.20    28.65 - 30.01
                           2006  30,122,137   0.47 - 0.50     14,940,472            --      1.15 - 2.20      3.06 - 4.15
                           2005  31,828,960   0.46 - 0.48     15,181,125            --      1.15 - 2.20     9.00 - 10.00
                           2004  35,118,790   0.42 - 0.44     15,288,973            --      1.15 - 2.20   (6.00) - (5.00)
MIST Lord Abbett Bond      2008  49,449,521   1.40 - 1.58     76,311,056          4.31      1.15 - 2.20 (20.38) - (19.54)
  Debenture Subaccount     2007  60,864,412   1.75 - 1.96    116,833,466          5.13      1.15 - 2.20      4.22 - 5.33
                           2006  57,939,732   1.68 - 1.86    105,701,721          6.42      1.15 - 2.20      6.78 - 7.90
                           2005  52,529,155   1.57 - 1.73     88,888,242          4.61      1.15 - 2.20    (1.00) - 0.34
                           2004  43,720,031   1.59 - 1.72     73,819,376          3.80      1.15 - 2.20      6.00 - 7.00
MIST Lazard Mid Cap        2008  18,663,616   0.90 - 0.97     17,909,767          0.97      1.15 - 2.20 (39.65) - (39.01)
  Subaccount               2007  19,911,171   1.49 - 1.59     31,373,042          0.34      1.15 - 2.20   (4.84) - (3.83)
                           2006  16,479,796   1.57 - 1.66     27,037,171          0.30      1.15 - 2.20    12.19 - 13.37
                           2005  16,549,360   1.40 - 1.46     23,985,158          0.06      1.15 - 2.20      6.00 - 7.00
                           2004  15,605,352   1.32 - 1.37     21,208,753            --      1.15 - 2.20    12.00 - 13.00
MIST Met/AIM Small Cap     2008   7,228,054   0.92 - 0.99      7,026,353            --      1.15 - 2.20 (39.98) - (39.43)
  Growth Subaccount        2007   8,263,536   1.53 - 1.63     13,285,772            --      1.15 - 2.20      8.64 - 9.79
                           2006   8,709,215   1.40 - 1.48     12,784,786            --      1.15 - 2.20    11.70 - 12.88
                           2005   9,294,098   1.26 - 1.31     12,106,761            --      1.15 - 2.20      6.00 - 7.00
                           2004   9,147,262   1.19 - 1.23     11,152,104            --      1.15 - 2.20      4.00 - 5.00
MIST Harris Oakmark        2008  70,703,349   1.07 - 1.17     80,912,088          1.68      1.15 - 2.20 (42.18) - (41.50)
  International Subaccount 2007  80,210,908   1.85 - 1.99    157,262,608          0.81      1.15 - 2.20   (3.28) - (2.14)
                           2006  74,777,561   1.92 - 2.04    150,250,217          2.34      1.15 - 2.20    26.05 - 27.51
                           2005  57,995,311   1.52 - 1.60     91,634,958          0.02      1.15 - 2.20    12.00 - 13.00
                           2004  37,453,483   1.36 - 1.41     52,523,310          0.01      1.15 - 2.20    17.00 - 21.00
MIST Legg Mason Partners   2008  14,201,692   0.45 - 0.49      6,784,480            --      1.15 - 2.20 (40.38) - (39.75)
  Aggressive Growth        2007  16,184,284   0.75 - 0.81     12,852,341            --      1.15 - 2.20      0.03 - 1.09
  Subaccount               2006  17,470,599   0.75 - 0.80     13,742,820            --      1.15 - 2.20   (3.87) - (2.86)
                           2005  15,637,700   0.78 - 0.82     12,686,496            --      1.15 - 2.20    11.00 - 12.00
                           2004  15,257,228   0.70 - 0.73     11,042,031            --      1.15 - 2.20      6.00 - 7.00
MIST Clarion Global Real   2008   6,042,201   9.03 - 9.49     56,822,273          1.70      1.15 - 2.20 (42.95) - (42.34)
  Estate Subaccount        2007   5,915,463 15.83 - 16.45     96,646,726          0.93      1.15 - 2.20 (16.87) - (15.98)
                           2006   6,231,776 19.04 - 19.58    121,327,406          0.91      1.15 - 2.20    34.60 - 36.01
                           2005   3,814,151 14.15 - 14.40     54,734,930            --      1.15 - 2.20    11.00 - 12.00
                           2004   1,302,652 12.76 - 12.86     16,723,124          3.07      1.15 - 2.20    28.00 - 29.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                 ---------- ------------------------------ --------------------------------------------------
                                              UNIT VALUE(1)                INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                  LOWEST TO                       INCOME        LOWEST TO        LOWEST TO
                                      UNITS     HIGHEST (%) NET ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- --------------- -------------- ------------- ---------------- -------------------
MIST Oppenheimer Capital    2008    766,887     5.16 - 5.61      4,237,698          3.30      1.15 - 2.20 (47.12) - (46.56)
  Appreciation Subaccount   2007    622,067    9.77 - 13.12      6,440,945            --      1.15 - 2.20    11.79 - 13.05
  (Commenced 5/1/2005)      2006    410,133    8.74 - 11.60      3,756,805          0.07      1.15 - 2.20      5.28 - 6.35
                            2005    145,044     8.44 - 8.74      1,249,651            --      1.15 - 2.20      8.00 - 9.00
MIST SSgA Growth ETF        2008    225,076     7.72 - 7.92      1,777,166          1.49      1.15 - 2.20 (34.27) - (33.74)
  Subaccount                2007    147,182   11.68 - 11.96      1,753,746            --      1.15 - 1.95      3.31 - 4.40
  (Commenced 5/1/2006)      2006     80,092   11.30 - 11.45        915,416          3.02      1.15 - 2.20      6.08 - 6.82
MIST SSgA Growth and        2008    386,418     8.42 - 8.64      3,324,661          1.38      1.15 - 2.20 (26.51) - (25.92)
  Income ETF Subaccount     2007    158,978   11.39 - 11.66      1,849,237            --      1.15 - 1.95      3.09 - 4.19
  (Commenced 5/1/2006)      2006     58,833   11.05 - 11.20        657,013          3.47      1.15 - 2.20      5.60 - 6.33
MIST PIMCO Inflation        2008  3,684,506   10.64 - 11.30     41,152,323          3.08      1.15 - 2.20   (9.00) - (8.12)
  Protected Bond Subaccount 2007    756,401   11.68 - 12.27      9,183,407          1.52      1.15 - 2.10      8.37 - 9.52
  (Commenced 5/1/2006)      2006    249,805   10.78 - 11.21      2,781,493            --      1.15 - 2.20      0.44 - 1.14
MIST BlackRock Large Cap
  Core Subaccount           2008  1,923,929     4.07 - 5.19      9,509,002          0.52      1.15 - 2.20 (38.62) - (38.03)
  (Commenced 4/30/2007)     2007  1,980,892     6.47 - 8.38     15,767,583            --      1.15 - 2.20    (0.62) - 0.10
MIST Janus Forty Subaccount 2008    222,631  82.57 - 109.41     23,146,879          4.81      1.15 - 2.20 (43.26) - (42.66)
  (Commenced 4/30/2007)     2007     60,615 145.54 - 190.82     10,720,593            --      1.15 - 2.20    19.81 - 20.67
MIST American Funds
  Balanced Subaccount
  (Commenced 4/28/2008)     2008  5,648,899     6.99 - 7.02     39,643,472          7.71      1.15 - 2.20 (30.20) - (29.82)
MIST American Funds Growth
  Allocation Subaccount
  (Commenced 4/28/2008)     2008 14,787,614     6.33 - 6.37     94,128,613          7.99      1.15 - 2.20 (36.67) - (36.28)
MIST American Funds
  Moderate Allocation
  Subaccount
  (Commenced 4/28/2008)     2008  5,916,003     7.65 - 7.70     45,509,770          7.36      1.15 - 2.20 (23.63) - (23.16)
MIST Met/Franklin Income
  Subaccount
  (Commenced 4/28/2008)     2008    183,001     7.96 - 8.00      1,461,389          3.68      1.15 - 1.95 (20.34) - (19.99)
MIST Met/Franklin Mutual
  Shares Subaccount
  (Commenced 4/28/2008)     2008    103,091     6.59 - 6.61        680,889          4.76      1.15 - 2.20 (34.12) - (33.88)
MIST Met/Franklin Templeton
  Founding Strategy
  Subaccount
  (Commenced 4/28/2008)     2008    722,735     7.01 - 7.05      5,087,467          3.11      1.15 - 2.20 (29.91) - (29.53)
MIST Met/Templeton
  Growth Subaccount
  (Commenced 4/28/2008)     2008     38,148     6.56 - 6.58        250,864          0.69      1.15 - 1.60 (34.39) - (34.19)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                 ---------- ---------------------------- --------------------------------------------------
                                            UNIT VALUE(1)                INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                LOWEST TO                       INCOME        LOWEST TO        LOWEST TO
                                      UNITS   HIGHEST (%) NET ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- ------------- -------------- ------------- ---------------- -------------------
American Funds Growth       2008 30,541,557   7.51 - 9.76    284,916,547          0.81      1.40 - 2.45 (45.33) - (44.73)
  Subaccount                2007 30,902,914 13.74 - 17.66    521,504,148          0.78      1.40 - 2.20     9.61 - 10.83
                            2006 31,638,062 12.54 - 15.94    482,404,625          0.82      1.40 - 2.45      7.56 - 8.69
                            2005 29,810,527 11.65 - 14.67    418,321,291          0.72      1.40 - 2.45    13.00 - 15.00
                            2004 25,525,016 10.28 - 12.80    312,819,697          0.19      1.40 - 2.45    10.00 - 11.00
American Funds              2008 28,113,175   5.66 - 7.36    197,255,085          1.68      1.40 - 2.45 (39.36) - (38.69)
  Growth-Income Subaccount  2007 30,234,841  9.34 - 12.00    345,794,661          1.50      1.40 - 2.20      2.49 - 3.63
                            2006 31,733,983  9.11 - 11.59    350,851,780          1.57      1.40 - 2.45    12.42 - 13.61
                            2005 31,898,073  8.11 - 10.20    310,739,976          1.37      1.40 - 2.45      3.00 - 4.00
                            2004 28,521,427   7.85 - 9.77    266,272,411          0.97      1.40 - 2.45      8.00 - 9.00
American Funds Global Small 2008 60,515,499   1.45 - 1.62     95,997,112            --      1.40 - 2.45 (54.65) - (54.15)
  Capitalization Subaccount 2007 60,105,854   3.19 - 3.53    208,203,295          2.97      1.40 - 2.20    18.47 - 19.79
                            2006 54,970,964   2.69 - 2.95    159,408,732          0.46      1.40 - 2.45    21.06 - 22.33
                            2005 45,942,033   2.23 - 2.41    109,050,517          0.91      1.40 - 2.45    22.00 - 24.00
                            2004 33,864,888   1.82 - 1.95     65,210,742            --      1.40 - 2.45    18.00 - 19.00
American Funds Bond         2008  2,820,871 12.54 - 14.17     39,183,687          5.59      1.40 - 2.45 (11.55) - (10.61)
  Subaccount                2007  2,725,211 14.17 - 15.86     42,389,061          9.30      1.40 - 2.20      0.81 - 1.88
  (Commenced 5/1/2006)      2006    691,327 14.06 - 15.56     10,562,070          0.88      1.40 - 2.45      4.24 - 4.97

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Financial Statements

for the Years Ended December 31, 2008, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New England Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of New England Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 20, 2009

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                               2008      2007
                                                             -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at
     estimated fair value (amortized cost: $975 and $814,
     respectively).........................................  $   921   $   821
  Mortgage loans on real estate............................       52         2
  Policy loans.............................................      405       411
  Other limited partnership interests......................       --        14
  Short-term investments...................................      186       123
  Other invested assets....................................       40        --
                                                             -------   -------
     Total investments.....................................    1,604     1,371
Cash.......................................................       10        51
Accrued investment income..................................       21        20
Premiums and other receivables.............................      688       302
Deferred policy acquisition costs..........................    1,212     1,349
Current income tax recoverable.............................       31        13
Other assets...............................................       47        66
Separate account assets....................................    7,136    10,904
                                                             -------   -------
     Total assets..........................................  $10,749   $14,076
                                                             =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits...................................  $   658   $   594
  Policyholder account balances............................    1,096       813
  Other policyholder funds.................................      406       433
  Policyholder dividends payable...........................        4         5
  Long-term debt -- affiliated.............................       25        --
  Deferred income tax liability............................      111        69
  Other liabilities........................................      223       179
  Separate account liabilities.............................    7,136    10,904
                                                             -------   -------
     Total liabilities.....................................    9,659    12,997
                                                             -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY:
Common stock, par value $125 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding.........        3         3
Additional paid-in capital.................................      458       458
Retained earnings..........................................      683       627
Accumulated other comprehensive loss.......................      (54)       (9)
                                                             -------   -------
     Total stockholder's equity............................    1,090     1,079
                                                             -------   -------
     Total liabilities and stockholder's equity............  $10,749   $14,076
                                                             =======   =======




        See accompanying notes to the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                               2008    2007   2006
                                                              ------   ----   ----
REVENUES
Premiums....................................................  $   73   $ 80   $ 96
Universal life and investment-type product policy fees......     553    546    521
Net investment income.......................................      77     71     71
Other revenues..............................................     122    121     92
Net investment gains (losses)...............................     195      7     (4)
                                                              ------   ----   ----
  Total revenues............................................   1,020    825    776
                                                              ------   ----   ----
EXPENSES
Policyholder benefits and claims............................     170    142    142
Interest credited to policyholder account balances..........      28     30     34
Policyholder dividends......................................       5      8      7
Other expenses..............................................     608    507    486
                                                              ------   ----   ----
  Total expenses............................................     811    687    669
                                                              ------   ----   ----
Income before provision for income tax......................     209    138    107
Provision for income tax....................................      59     27      9
                                                              ------   ----   ----
Net income..................................................  $  150   $111   $ 98
                                                              ======   ====   ====




        See accompanying notes to the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                            ACCUMULATED OTHER
                                                                            COMPREHENSIVE LOSS
                                                                         -----------------------
                                                                             NET
                                                                         UNREALIZED     DEFINED
                                                 ADDITIONAL              INVESTMENT     BENEFIT
                                        COMMON     PAID-IN    RETAINED      GAINS        PLANS
                                         STOCK     CAPITAL    EARNINGS    (LOSSES)    ADJUSTMENT    TOTAL
                                        ------   ----------   --------   ----------   ----------   ------
Balance at January 1, 2006...........     $3        $458        $405        $  3         $ --      $  869
Comprehensive income:
  Net income.........................                             98                                   98
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                         (3)                      (3)
                                                                                                   ------
  Comprehensive income...............                                                                  95
                                                                                                   ------
  Adoption of SFAS 158, net of income
     tax.............................                                                     (10)        (10)
                                          --        ----        ----        ----         ----      ------
Balance at December 31, 2006.........      3         458         503          --          (10)        954
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1).......................                             13                                   13
                                          --        ----        ----        ----         ----      ------
Balance at January 1, 2007...........      3         458         516          --          (10)        967
Comprehensive income:
  Net income.........................                            111                                  111
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                          1                        1
                                                                                                   ------
  Comprehensive income...............                                                                 112
                                          --        ----        ----        ----         ----      ------
Balance at December 31, 2007.........      3         458         627           1          (10)      1,079
Dividend on common stock.............                            (94)                                 (94)
Comprehensive income:
  Net income.........................                            150                                  150
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                        (43)                     (43)
     Defined benefit plans
       adjustment, net of income
       tax...........................                                                      (2)         (2)
                                                                                                   ------
     Other comprehensive (loss)......                                                                 (45)
                                                                                                   ------
  Comprehensive income...............                                                                 105
                                          --        ----        ----        ----         ----      ------
Balance at December 31, 2008.........     $3        $458        $683        $(42)        $(12)     $1,090
                                          ==        ====        ====        ====         ====      ======




        See accompanying notes to the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                             2008      2007      2006
                                                            ------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income................................................  $  150   $   111   $    98
Adjustments to reconcile net income to net cash used in
  operating activities:
     Depreciation and amortization expenses...............       3         3         3
     Amortization of premiums and accretion of discounts
       associated with investments, net...................      (1)       (1)       --
     (Gains) losses from sales of investments and
       businesses, net....................................    (195)       (7)        4
     Interest credited to policyholder account balances...      28        30        34
     Universal life and investment-type product policy
       fees...............................................    (553)     (546)     (521)
     Change in premiums and other receivables.............     (78)        7       (30)
     Change in deferred policy acquisition costs, net.....     141       (40)      (22)
     Change in insurance-related liabilities..............      66        52        39
     Change in income tax payable.........................      48        (7)       12
     Change in other assets...............................     106       108       124
     Change in other liabilities..........................     224       206       209
     Other, net...........................................      (2)        1        (4)
                                                            ------   -------   -------
Net cash used in operating activities.....................     (63)      (83)      (54)
                                                            ------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities............................     268       283       196
     Mortgage loans on real estate........................      --        --         7
     Other limited partnership interests..................      --         3         2
  Purchases of:
     Fixed maturity securities............................    (437)     (219)     (286)
     Mortgage loans on real estate........................     (51)       --        --
  Net change in short-term investments....................     (63)       18       (89)
  Payment to participating common stock shareholders upon
     dissolution of subsidiary (Note 2)...................      --       (16)       --
  Net change in other invested assets.....................      (7)       --        --
  Net change in policy loans..............................       6       (54)      (30)
  Other, net..............................................      (1)       (1)        8
                                                            ------   -------   -------
Net cash (used in) provided by investing activities.......    (285)       14      (192)
                                                            ------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................   1,137     1,771     1,626
     Withdrawals..........................................    (736)   (1,663)   (1,374)
  Dividend on common stock................................     (94)       --        --
                                                            ------   -------   -------
Net cash provided by financing activities.................     307       108       252
                                                            ------   -------   -------
Change in cash............................................     (41)       39         6
Cash, beginning of year...................................      51        12         6
                                                            ------   -------   -------
CASH, END OF YEAR.........................................  $   10   $    51   $    12
                                                            ======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Income tax...........................................  $   10   $    22   $    (7)
                                                            ======   =======   =======
  Non-cash transcations during the year:
     Issuance of secured demand note collateral
       agreement..........................................  $   25   $    --   $    --
                                                            ======   =======   =======




        See accompanying notes to the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     New England Life Insurance Company ("NELICO") and its subsidiaries (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company.

     The Company principally provides life insurance and annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as group life, medical, and disability coverage. The Company is licensed to conduct business in 50 states and the District of Columbia.

     NELICO owned 100% of the voting common stock of Omega Reinsurance Corporation ("Omega"), which was dissolved in October 2007. Omega is included in the accompanying consolidated financial statements until its date of dissolution. See Note 2.

     NELICO owns 100% of the outstanding common stock of New England Securities Corporation ("NES") and a majority interest in MetLife Advisors, LLC ("Advisors").

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     The Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include trust preferred securities and tax credit partnerships. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

     The Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2008 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii) investment impairments;


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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii) the recognition of income on certain investment entities;

          (iv) the application of the consolidation rules to certain investments;

          (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (vi) the estimated fair value of and accounting for derivatives;

          (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC");

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x) accounting for reinsurance transactions;

          (xi) accounting for employee benefit plans; and

          (xii) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted


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          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


               prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities recorded at fair value on a nonrecurring basis. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity securities, mortgage loans on real estate, policy loans, other limited partnership interests, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity Securities. The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. This interest income is recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities, the effective yield is recalculated on a retrospective basis.

          The amortized cost of fixed maturity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.


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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:(i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub- sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost (See also Note 3); (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such

                                        9

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations. The Company reports the distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of loans to affiliates and tax credit partnerships.

          Loans to affiliates consist of loans to the Company's affiliates, some of which are regulated, to meet their capital requirements. Such loans are carried at amortized cost.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are accounted for under the equity method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.


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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIEs primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIEs expected losses, receive a majority of a VIEs expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses derivatives, including swaps and forwards, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives. The Company had no fair value hedges during the years ended December 31, 2008, 2007 and 2006.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was less than $1 million at both December 31, 2008 and 2007. Accumulated depreciation and amortization of property, equipment and leasehold improvements

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


was less than $1 million at both December 31, 2008 and 2007. Related depreciation and amortization expense was less than $1 million, $1 million and less than $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $35 million at both December 31, 2008 and 2007. Accumulated amortization of capitalized software was $33 million and $32 million at December 31, 2008 and 2007, respectively. Related amortization expense was $1 million, $1 million and $2 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts is amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance and non-medical health insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross margins and the re-estimation of expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company amortizes DAC related to variable universal life contracts and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%); and (ii) the liability for terminal dividends.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 6%.

     Participating business represented approximately 2% and 3% of the Company's life insurance in-force, and 10% and 9% of the number of life insurance policies in-force, at December 31, 2008 and 2007, respectively. Participating policies represented approximately 40% and 58%, 42% and 59%, and 43% and 51%, of gross and net life insurance premiums for the years ended December 31, 2008, 2007 and 2006, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 7%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Liabilities for unpaid claims and claim expenses are included in future policyholder benefits and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 3% to 10% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of the embedded derivative.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Policyholder Dividends

     Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

  Income Taxes

     NELICO joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in Statement of Financial Accounting Standards ("SFAS") No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits -- An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements," effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income (loss). Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, hedge funds and cash and cash equivalents. The

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157, which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $7 million ($5 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income
(loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. Note 14 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in a VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

          (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

          (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

          (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

          (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $10 million decrease in the liability for unrecognized tax benefits, a $3 million decrease in the interest liability for unrecognized tax benefits, and a corresponding increase to the January 1, 2007 balance of retained earnings of $13 million. See also Note 9.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs did not have an impact on the Company's consolidated financial statements.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement benefit plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the estimated fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement benefit plans;

          (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in an increase of $10 million, net of income tax, to accumulated other comprehensive loss, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 11.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on Emerging Issues Task Force ("EITF") Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future annual periods.

  Other Pronouncements

     In December 2008, the FASB issued FSP No. FAS 132(r)-1, Employers' Disclosures about Postretirement Benefit Plan Assets ("FSP 132(r)-1"). FSP 132(r)-1 amends SFAS No. 132(r), Employers' Disclosures about Pensions and Other Postretirement Benefits to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement plan. The FSP requires an employer to disclose information about the valuation of plan assets similar to that required under SFAS 157. FSP 132(r)-1 is effective for fiscal years ending after December 15, 2009. The Company will provide all of the material required disclosures in the appropriate future annual period.

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  DISPOSITIONS

     On October 31, 2006, the board of directors of Omega approved the adoption of a restructuring plan (the "Restructuring Plan"). On November 20, 2006, the board of directors of NELICO, as Omega's sole voting shareholder, and Omega's participating common stock ("PCS") shareholders, also approved the Restructuring Plan. Under the Restructuring Plan: (i) all reinsurance arrangements were terminated effective December 31, 2006; (ii) all outstanding shares of PCS were redeemed effective December 31, 2006; and (iii) payments totaling $16 million were made on June 29, 2007 to the PCS shareholders. Payments consisted of former shareholders' outstanding redemption payment balance plus an additional 40 percent of such balance. In connection with the Restructuring Plan, Omega was dissolved in October 2007 and its remaining assets and liabilities were assumed by NELICO. Total assets and total liabilities of Omega at December 31, 2006 were $7 million and $1 million, respectively. Total

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES revenues of Omega included in the Company's consolidated revenues were less than $1 million and $12 million for the years ended December 31, 2007 and 2006, respectively.

3.  INVESTMENTS

  FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity securities, and the percentage that each sector represents by the respective total holdings at:

                                                              DECEMBER 31, 2008
                                              ------------------------------------------------
                                                               GROSS
                                                             UNREALIZED
                                              AMORTIZED   ---------------    ESTIMATED    % OF
                                                 COST     GAIN       LOSS   FAIR VALUE   TOTAL
                                              ---------   ----       ----   ----------   -----
                                                                (IN MILLIONS)
U.S. corporate securities...................     $465      $10        $40      $435       47.2%
Residential mortgage-backed securities......      212        7          2       217       23.6
Foreign corporate securities................      195        1         33       163       17.7
U.S. Treasury/agency securities.............       44        8         --        52        5.7
Commercial mortgage-backed securities.......       41       --          3        38        4.1
Foreign government securities...............       12       --          1        11        1.2
State and political subdivision securities..        6       --          1         5        0.5
                                                 ----      ---        ---      ----      -----
  Total fixed maturity securities (1), (2)..     $975      $26        $80      $921      100.0%
                                                 ====      ===        ===      ====      =====




                                                              DECEMBER 31, 2007
                                              ------------------------------------------------
                                                               GROSS
                                                             UNREALIZED
                                              AMORTIZED   ---------------    ESTIMATED    % OF
                                                 COST     GAIN       LOSS   FAIR VALUE   TOTAL
                                              ---------   ----       ----   ----------   -----
                                                                (IN MILLIONS)
U.S. corporate securities...................     $407      $11        $ 7      $411       50.1%
Residential mortgage-backed securities......      144        1         --       145       17.7
Foreign corporate securities................      177        2          4       175       21.3
U.S. Treasury/agency securities.............       56        4         --        60        7.3
Commercial mortgage-backed securities.......       15       --         --        15        1.8
Foreign government securities...............       15       --         --        15        1.8
State and political subdivision securities..       --       --         --        --         --
                                                 ----      ---        ---      ----      -----
  Total fixed maturity securities (1), (2)..     $814      $18        $11      $821      100.0%
                                                 ====      ===        ===      ====      =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $22 million and $39 million, respectively.

   (2) At December 31, 2008 and 2007 the Company also held $4 million and $6 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2008 and 2007.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $30 million and $39 million at December 31, 2008 and 2007, respectively. These securities had net unrealized losses of $9 million and $2 million at December 31, 2008 and 2007, respectively.

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $2 million at December 31, 2008. There were no non-income producing fixed maturity securities at December 31, 2007. There were no net unrealized gains (losses) associated with non-income producing fixed maturity securities at both December 31, 2008 and 2007.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. There were no fixed maturity securities credit enhanced by financial guarantee insurers at December 31, 2008.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (47.2%), residential mortgage-backed securities (23.6%), and foreign corporate securities (17.7%); and at December 31, 2007 were U.S. corporate fixed maturity securities (50.1%), foreign corporate securities (21.3%) and residential mortgage-backed securities (17.7%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $598 million and $586 million, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total cash and invested assets, with the exception of five holdings at December 31, 2008 totaling $98 million and two holdings at December 31, 2007 totaling $40 million at estimated fair value. The exposure to the largest single issuer of corporate fixed maturity securities held at both December 31, 2008 and 2007 was $25 million. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $164 million and $137 million, respectively, the total of these

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES ten issuers being less than 11% and 10% of the Company's total cash and invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign (1).................................     $163       27.3%     $175       29.9%
Utility.....................................      145       24.2        70       11.9
Consumer....................................       92       15.4        74       12.6
Industrial..................................       91       15.2        91       15.5
Finance.....................................       82       13.7       138       23.5
Communications..............................       25        4.2        38        6.6
                                                 ----      -----      ----      -----
  Total.....................................     $598      100.0%     $586      100.0%
                                                 ====      =====      ====      =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Pass-through securities...................     $131       60.4%     $ 81       55.9%
  Collateralized mortgage obligations.......       86       39.6        64       44.1
                                                 ----      -----      ----      -----
Total residential mortgage-backed
  securities................................     $217      100.0%     $145      100.0%
                                                 ====      =====      ====      =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 91%, 6%, and 3% of the total holdings, respectively. At December 31, 2008 and 2007, $217 million and $145 million, respectively, or 100% for both years, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P, or Fitch Ratings ("Fitch"). The majority of the agency residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair value was $6 million and $8 million, respectively, with an unrealized loss of $1 million and less than $1 million, respectively. At December 31, 2008 and 2007, all of the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company's Alt-A residential mortgage-backed securities were rated Aa/AAA or better by Moody's, S&P or Fitch. At December 31, 2008, the Company's Alt-A holdings are 100% in the 2005 and prior vintage years. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $38 million and $15 million, respectively, at estimated fair value. At both December 31, 2008 and 2007, all of the estimated fair value of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P, or Fitch. At December 31, 2008, 100% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and commercial real estate collateralized debt obligations securities.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................     $ 28        $ 25         $ 35        $ 36
Due after one year through five years...      330         323          340         351
Due after five years through ten years..      227         206          157         153
Due after ten years.....................      137         112          123         121
                                             ----        ----         ----        ----
  Subtotal..............................      722         666          655         661
Mortgage-backed securities..............      253         255          159         160
                                             ----        ----         ----        ----
  Total fixed maturity securities.......     $975        $921         $814        $821
                                             ====        ====         ====        ====



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive loss, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities............................  $(54)      $ 7       $ 6
Derivatives..........................................    (2)       (2)       (3)
Short-term investments...............................   (11)       --        --
Other................................................    --        (1)       (1)
                                                       ----       ---       ---
  Subtotal...........................................   (67)        4         2
                                                       ----       ---       ---
Amounts allocated from DAC...........................     2        (2)       (2)
Deferred income tax..................................    23        (1)       --
                                                       ----       ---       ---
  Subtotal...........................................    25        (3)       (2)
                                                       ----       ---       ---
Net unrealized investment gains (losses).............  $(42)      $ 1       $--
                                                       ====       ===       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance, January 1,..................................  $  1       $--       $ 3
Unrealized investment gains (losses) during the
  year...............................................   (71)        2        (5)
Unrealized investment gains (losses) relating to:
  DAC................................................     4        --        --
  Deferred income tax................................    24        (1)        2
                                                       ----       ---       ---
Balance, at December 31,.............................  $(42)      $ 1       $--
                                                       ====       ===       ===
Net change in unrealized investment gains (losses)...  $(43)      $ 1       $(3)
                                                       ====       ===       ===



  UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                  DECEMBER 31, 2008
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........     $248          $19         $ 76          $21         $324          $40
Residential mortgage-backed
  securities.......................       23            2           --           --           23            2
Foreign corporate securities.......       72           11           51           22          123           33
Commercial mortgage-backed
  securities.......................       37            3           --           --           37            3
Foreign government securities......       10            1           --           --           10            1
State and political subdivision
  securities.......................        5            1           --           --            5            1
                                        ----          ---         ----          ---         ----          ---
  Total fixed maturity securities..     $395          $37         $127          $43         $522          $80
                                        ====          ===         ====          ===         ====          ===
Total number of securities in an
  unrealized loss position.........      124                        59
                                        ====                      ====




                                                                                    DECEMBER 31, 2007
                                                      ----------------------------------------------------------------------------
                                                                                  EQUAL TO OR GREATER
                                                        LESS THAN 12 MONTHS          THAN 12 MONTHS                 TOTAL
                                                      -----------------------   -----------------------   ------------------------
                                                                      GROSS                     GROSS                      GROSS
                                                       ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED    UNREALIZED
                                                      FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE       LOSS
                                                      ----------   ----------   ----------   ----------   ----------    ----------
                                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities...........................     $ 89          $ 3         $111          $ 4         $200           $ 7
Residential mortgage-backed securities..............       27           --            1           --           28            --
Foreign corporate securities........................       28           --           72            4          100             4
Commercial mortgage-backed securities...............       --           --           --           --           --            --
Foreign government securities.......................       --           --           10           --           10            --
State and political subdivision securities..........       --           --           --           --           --            --
                                                         ----          ---         ----          ---         ----           ---
  Total fixed maturity securities...................     $144          $ 3         $194          $ 8         $338           $11
                                                         ====          ===         ====          ===         ====           ===
Total number of securities in an unrealized loss
  position..........................................       63                        55
                                                         ====                      ====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-
  SALE

     The following tables present the amortized cost, gross unrealized loss and number of securities for fixed maturity securities, where the estimated fair value had declined and remained below amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2008
                                          ------------------------------------------------------------
                                                                GROSS UNREALIZED         NUMBER OF
                                            AMORTIZED COST            LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................     $249      $110       $13        $42        67        45
Six months or greater but less than nine
  months................................      107         2         9          1        29         1
Nine months or greater but less than
  twelve months.........................       43         3         4          1        15         1
Twelve months or greater................       88        --        10         --        28        --
                                             ----      ----       ---        ---
  Total.................................     $487      $115       $36        $44
                                             ====      ====       ===        ===




                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                                                GROSS UNREALIZED         NUMBER OF
                                            AMORTIZED COST            LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................     $ 87       $ 3       $ 1        $ 1        31         2
Six months or greater but less than nine
  months................................       36        --         2         --        24        --
Nine months or greater but less than
  twelve months.........................       21        --        --         --         7        --
Twelve months or greater................      202        --         7         --        55        --
                                             ----       ---       ---        ---
  Total.................................     $346       $ 3       $10        $ 1
                                             ====       ===       ===        ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $36 million and $10 million, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of amortized cost, which represented 7% and 3%, respectively, of the amortized cost of such securities.

     At December 31, 2008, $44 million of unrealized losses related to fixed maturity securities with an unrealized loss position of 20% or more of amortized cost, which represented 38% of the amortized cost of such fixed maturity

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES securities. Of such unrealized losses of $44 million, $42 million were in an unrealized loss position for a period of less than six months. At December 31, 2007, $1 million of unrealized losses related to fixed maturity securities, with an unrealized loss position of 20% or more of amortized cost, which represented 33% of the amortized cost of such fixed maturity securities, all of which were in an unrealized loss position for a period of less than six months.

     The Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities and it has the ability and intent to hold until the earlier of the recovery in value, or until maturity. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity securities of $80 million and $11 million, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                               DECEMBER 31,
                                                               ------------
                                                               2008   2007
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    50%    64%
  Foreign corporate securities...............................    41     36
  Commercial mortgage-backed securities......................     4     --
  Residential mortgage-backed securities.....................     3     --
  Other......................................................     2     --
                                                                ---    ---
       Total.................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Finance....................................................    48%    58%
  Utility....................................................    18      7
  Consumer...................................................    15      7
  Mortgage-backed............................................     7     --
  Industrial.................................................     3     24
  Other......................................................     9      4
                                                                ---    ---
       Total.................................................   100%   100%
                                                                ===    ===



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                         ----     ----     ----
                                                              (IN MILLIONS)
Fixed maturity securities..............................  $ (7)     $(2)     $(3)
Freestanding derivatives...............................     1       (1)      (1)
Embedded derivatives...................................   200        9       --
Other..................................................     1        1       --
                                                         ----      ---      ---
  Net investment gains (losses)........................  $195      $ 7      $(4)
                                                         ====      ===      ===



     See Note 7 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Proceeds...............................................  $212   $229   $117
                                                         ====   ====   ====
Gross investment gains.................................     1      1     --
                                                         ----   ----   ----
Gross investment losses................................    (5)    (3)    (3)
                                                         ----   ----   ----
Credit-related writedowns..............................    (3)    --     --
                                                         ----   ----   ----
  Net investment gains (losses)........................  $ (7)  $ (2)  $ (3)
                                                         ====   ====   ====



     The Company periodically disposes of fixed maturity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $3 million for the year ended December 31, 2008, all of which were consumer industry holdings.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Fixed maturity securities.............................   $49       $48       $46
Mortgage loans on real estate.........................    --        --         1
Policy loans..........................................    23        21        19
Other limited partnership interests...................     3        (1)        3
Cash and short-term investments.......................     3         5         3
Other.................................................    --         1         2
                                                         ---       ---       ---
  Total investment income.............................    78        74        74
Less: Investment expenses.............................     1         3         3
                                                         ---       ---       ---
  Net investment income...............................   $77       $71       $71
                                                         ===       ===       ===



     For the year ended December 31, 2008 there was no affiliated investment income. Affiliated investment income, included in the table above, was $1 million for both of the years ended December 31, 2007 and 2006. Affiliated investment expenses, included in the table above, were $1 million for each of the years ended December 31, 2008, 2007 and 2006. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $4 million and $3 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity securities.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................    $21      40.4%     $ 2     100.0%
Agricultural mortgage loans...................     31      59.6       --        --
                                                  ---     -----      ---     -----
  Total mortgage loans on real estate.........    $52     100.0%     $ 2     100.0%
                                                  ===     =====      ===     =====



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2008, 38%, 38% and 10% of the value of the Company's mortgage loans on real estate were located in Oregon, Florida and California, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     For the years ended December 31, 2008, 2007 and 2006 there were no loan valuation allowances for mortgage loans on real estate.

  OTHER INVESTED ASSETS

     At December 31, 2008, the carrying value of loans to affiliates, tax credit partnerships and other investments, included in other invested assets, was $25 million, $14 million, and $1 million, respectively. At December 31, 2007, the Company did not have other invested assets.

     Loans to affiliates consists of loans to the Company's affiliates, some of which are regulated, to meet their capital requirements. Such loans are carried at amortized cost. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                           DECEMBER 31, 2008
                                                        -----------------------
                                                        NOT PRIMARY BENEFICIARY
                                                        -----------------------
                                                                      MAXIMUM
                                                         CARRYING   EXPOSURE TO
                                                        AMOUNT(1)     LOSS(2)
                                                        ---------   -----------
                                                             (IN MILLIONS)
Fixed maturity securities, available-for-sale: (3)
  Foreign corporate securities........................     $ 5          $ 5
Other invested assets (4).............................      14           14
                                                           ---          ---
Total.................................................     $19          $19
                                                           ===          ===



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. For certain of its investments in other invested assets, the Company's return is in the form of tax credits which are guaranteed by a creditworthy third party. For

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Other invested assets include tax credit partnerships and other investments established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $171 million and $117 million, respectively, of its total invested assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $3 million, $5 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer any invested assets to or from affiliates during the years ended December 31, 2008 and 2007. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, for 2006 are as follows:

                                                                YEAR ENDED
                                                            DECEMBER 31, 2006
                                                            -----------------
                                                              (IN MILLIONS)
Estimated fair value of assets transferred to affiliates..          $1
Amortized cost of assets transferred to affiliates........          $1


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Foreign currency swaps..........     $10       $--        $ 4          $10       $--        $ 5
Financial forwards..............      --        --         --            5        --         --
Credit default swaps............       1        --         --           20        --         --
                                     ---       ---        ---          ---       ---        ---
  Total.........................     $11       $--        $ 4          $35       $--        $ 5
                                     ===       ===        ===          ===       ===        ===



     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                          REMAINING LIFE
                               -------------------------------------------------------------------
                                             AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                   LESS           YEARS             YEARS          YEARS     TOTAL
                               -----------   --------------   ----------------   ---------   -----
                                                          (IN MILLIONS)
Foreign currency swaps.......      $--             $10               $--            $--       $10
Credit default swaps.........       --               1                --             --         1
                                   ---             ---               ---            ---       ---
  Total......................      $--             $11               $--            $--       $11
                                   ===             ===               ===            ===       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Cash flow.......................     $--       $--        $--          $--       $--        $--
Non-qualifying..................      11        --          4           35        --          5
                                     ---       ---        ---          ---       ---        ---
                                     $11       $--        $ 4          $35       $--        $ 5
                                     ===       ===        ===          ===       ===        ===



     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2008, 2007 and 2006.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges, when they have met the requirements of SFAS 133.

     For the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) as the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007, and 2006.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER 31,
                                                        -----------------------
                                                           2008   2007   2006
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at January 1,..   $(2)   $(3)   $(3)
Amounts reclassified to net investment gains (losses)....    --      1     --
                                                            ---    ---    ---
Other comprehensive income (loss) balance at December
  31,....................................................   $(2)   $(2)   $(3)
                                                            ===    ===    ===



     At December 31, 2008, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (ii) credit default swaps to minimize its exposure to adverse movements in credit; and (iii) equity variance swaps as a macro hedge on certain invested assets.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives.........................................  $1        $--       $(1)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; and ceded reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                               DECEMBER 31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders....................  $320    $14
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders...................  $104    $ 5


     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses) (1).......................  $200    $9     $--

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $115 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     At both December 31, 2008 and 2007, the Company was not required to pledge and was not entitled to receive any collateral related to derivative instruments.

5.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)
Balance at January 1, 2006....................................      $1,288
  Capitalizations.............................................         118
                                                                    ------
     Subtotal.................................................       1,406
                                                                    ------
  Less: Amortization related to:
  Other expenses..............................................          93
                                                                    ------
     Total amortization.......................................          93
                                                                    ------
  Less: Other.................................................           3
                                                                    ------
Balance at December 31, 2006..................................       1,310
  Capitalizations.............................................         136
                                                                    ------
     Subtotal.................................................       1,446
                                                                    ------
  Less: Amortization related to:
  Net investment gains (losses)...............................           2
  Other expenses..............................................          95
                                                                    ------
     Total amortization.......................................          97
                                                                    ------
Balance at December 31, 2007..................................       1,349
  Capitalizations.............................................         124
                                                                    ------
     Subtotal.................................................       1,473
                                                                    ------
  Less: Amortization related to:
  Net investment gains (losses)...............................          44
  Other expenses..............................................         221
                                                                    ------
     Total amortization.......................................         265
                                                                    ------
  Less: Unrealized investment gains (losses)..................          (4)
                                                                    ------
Balance at December 31, 2008..................................      $1,212
                                                                    ======


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amortization of DAC is attributed to both investment gains and losses and other expenses which are the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC that would have been amortized if such gains and losses had been recognized.

6.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                               POLICYHOLDER
                                                             ACCOUNT BALANCES        OTHER
                                       FUTURE POLICY        -----------------     POLICYHOLDER
                                         BENEFITS              DECEMBER 31,          FUNDS
                                     ----------------       -----------------   ---------------
                                     2008        2007        2008        2007   2008       2007
                                     ----        ----       ------       ----   ----       ----
                                                            (IN MILLIONS)
Traditional life...................  $475        $451       $   --       $ --   $  9       $  9
Variable & universal life..........    65          61          489        483    394        421
Annuities..........................    66          27          536        265      1          1
Other..............................     1          --           55         46     --         --
Retirement & savings...............    --          --           16         19     --         --
Non-medical health & other.........    51          55           --         --      2          2
                                     ----        ----       ------       ----   ----       ----
  Total............................  $658        $594       $1,096       $813   $406       $433
                                     ====        ====       ======       ====   ====       ====



     Affiliated policyholder account balances, included in the table above, were less than $1 million at both December 31, 2008 and 2007.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance at January 1,................................  $ 42       $39       $33
Capitalization.......................................     8         9         8
Amortization.........................................   (10)       (6)       (2)
                                                       ----       ---       ---
Balance at December 31,..............................  $ 40       $42       $39
                                                       ====       ===       ===



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $7,136 million and $10,904 million at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $387 million, $357 million and $348 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For each of the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                        2008     2007     2006
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Balance at January 1,.................................  $ 22     $ 21     $ 50
  Less: Reinsurance recoverables......................   (18)     (17)     (46)
                                                        ----     ----     ----
Net balance at January 1,.............................     4        4        4
                                                        ----     ----     ----
Incurred related to:
  Current year........................................     2        1        2
  Prior years.........................................    (1)      --       (1)
                                                        ----     ----     ----
                                                           1        1        1
                                                        ----     ----     ----
Paid related to:
  Current year........................................    --       --       --
  Prior years.........................................    (1)      (1)      (1)
                                                        ----     ----     ----
                                                          (1)      (1)      (1)
                                                        ----     ----     ----
Net balance at December 31,...........................     4        4        4
  Add: Reinsurance recoverables.......................    17       18       17
                                                        ----     ----     ----
Balance at December 31,...............................  $ 21     $ 22     $ 21
                                                        ====     ====     ====



     During 2008 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $1 million for both years, due to improved loss ratios for non-medical health claim liabilities and improved claims management. During 2007 there was no change to claims and claim adjustment expenses associated with prior years.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                  DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2008                             2007
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value................     $   2,993             N/A        $   3,659             N/A
Net amount at risk (2)................     $     705 (3)         N/A        $       7 (3)         N/A
Average attained age of
  contractholders.....................      60 years             N/A         59 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value................     $   1,871       $   2,249        $   2,869       $   2,886
Net amount at risk (2)................     $     737 (3)   $   1,023 (4)    $      61 (3)   $      34(4)
Average attained age of
  contractholders.....................      61 years        58 years         60 years        58 years



                                                                    DECEMBER 31,
                                                             --------------------------
                                                                2008            2007
                                                             ----------      ----------
                                                              SECONDARY       SECONDARY
                                                             GUARANTEES      GUARANTEES
                                                             ----------      ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
  Account value (general and separate account).............   $   1,734       $   2,860
  Net amount at risk (2)...................................   $  25,520 (3)   $  27,377 (3)
  Average attained age of policyholders....................    48 years        47 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                              ANNUITY CONTRACTS       VARIABLE LIFE
                                         --------------------------     CONTRACTS
                                         GUARANTEED     GUARANTEED    -------------
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
Balance at January 1, 2006.............      $ 2           $--             $ 1         $ 3
Incurred guaranteed benefits...........       (1)           --              --          (1)
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2006...........        1            --               1           2
Incurred guaranteed benefits...........       --             3              --           3
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2007...........        1             3               1           5
Incurred guaranteed benefits...........        3            19               1          23
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2008...........      $ 4           $22             $ 2         $28
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $21 million, $4 million and $3 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
Mutual Fund Groupings
  Equity..................................................  $3,005   $5,674
  Balanced................................................   1,610    1,646
  Bond....................................................     711      899
  Money Market............................................     336      292
  Specialty...............................................      65      112
                                                            ------   ------
     Total................................................  $5,727   $8,623
                                                            ======   ======



7.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, the Company changed its retention practices for certain individual life insurance. The amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new individual

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company also reinsures 100% of the living and death benefit riders associated with its variable annuities issued since 2001 with an affiliate reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                        2008   2007    2006
                                                        ----   ----   -----
                                                           (IN MILLIONS)
PREMIUMS:
  Direct premiums.....................................  $137   $153   $ 183
  Reinsurance assumed.................................    --     --      14
  Reinsurance ceded...................................   (64)   (73)   (101)
                                                        ----   ----   -----
     Net premiums.....................................  $ 73   $ 80   $  96
                                                        ====   ====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees......................................  $611   $608   $ 572
  Reinsurance ceded...................................   (58)   (62)    (51)
                                                        ----   ----   -----
     Net universal life and investment-type product
       policy fees....................................  $553   $546   $ 521
                                                        ====   ====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims.............  $266   $209   $ 236
  Reinsurance assumed.................................    --     --       7
  Reinsurance ceded...................................   (96)   (67)   (101)
                                                        ----   ----   -----
     Net policyholder benefits and claims.............  $170   $142   $ 142
                                                        ====   ====   =====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                              -----------
                                                              2008   2007
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables..........................  $157   $139
Deposit recoverables........................................    35     30
Claim recoverables..........................................    11      7
All other recoverables......................................     3      3
                                                              ----   ----
  Total.....................................................  $206   $179
                                                              ====   ====
AFFILIATED RECOVERABLES:
Future policy benefit recoverables..........................  $347   $ 34
Deposit recoverables........................................    55     46
Claim recoverables..........................................     1      1
All other recoverables......................................     2     --
                                                              ----   ----
  Total.....................................................  $405   $ 81
                                                              ====   ====



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $10 million of unaffiliated reinsurance recoverable balances secured by funds held in trust as collateral, $25 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $1 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances, except $55 million of deposit recoverables, are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $122 million, or 59%, of its total unaffiliated reinsurance recoverable balance of $206 million at December 31, 2008. Of these reinsurance recoverable balances, $25 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $38 million and $30 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $10 million and $8 million at December 31, 2008 and 2007, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries including MLIC, Exeter Reassurance Company, Ltd. and MetLife Reinsurance Company of Vermont. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA") a former affiliate, which was split-off from MetLife in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table reflects related party reinsurance information:

                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                           --------------------
                                                           2008    2007    2006
                                                           ----    ----    ----
                                                               (IN MILLIONS)
Assumed benefits, included in policyholder benefits and
  claims.................................................   $--     $--     $ 1
Ceded premiums...........................................   $ 6     $ 7     $ 3
Ceded fees, included in universal life and investment-
  type product policy fees...............................   $22     $28     $24
Income from deposit contracts, included in other
  revenues...............................................   $ 1     $ 1     $ 1
Ceded benefits, included in policyholder benefits and
  claims.................................................   $33     $ 8     $16
Ceded benefits, included in interest credited to
  policyholder account balances..........................   $ 2     $ 2     $ 2
Interest costs on ceded reinsurance, included in other
  expenses...............................................   $ 1     $(2)    $(1)


     The Company has ceded risks to an affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $319 million and $14 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006, net investment gains (losses) included $305 million, $17 million, and ($5) million, respectively, in changes in fair value of such embedded derivatives.

8.  LONG-TERM DEBT -- AFFILIATED

     Effective September 30, 2008, the Company entered into a secured demand note collateral agreement with an affiliate pursuant to which the affiliate pledged securities to the Company to collateralize its obligation to lend $25 million to the Company. The secured demand note matures on February 28, 2011 and bears interest at 0.50% per annum. The Company has not exercised its right to sell or repledge the collateral.

9.  INCOME TAX

     The provision for income tax is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Current:
  Federal.............................................   $(8)      $17       $(8)
  State and local.....................................    --         1         1
                                                         ---       ---       ---
  Subtotal............................................    (8)       18        (7)
                                                         ---       ---       ---
Deferred:
  Federal.............................................    67         9        16
                                                         ---       ---       ---
Provision for income tax..............................   $59       $27       $ 9
                                                         ===       ===       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2008     2007     2006
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate..................  $ 73     $ 48     $ 37
Tax effect of:
  Tax-exempt investment income........................   (16)     (25)     (24)
  Prior year tax......................................     2        4       (6)
  Other, net..........................................    --       --        2
                                                        ----     ----     ----
Provision for income tax..............................  $ 59     $ 27     $  9
                                                        ====     ====     ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                              ------------
                                                               2008   2007
                                                              -----   ----
                                                                   (IN
                                                                MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $ 187   $315
  Employee benefits.........................................      5      6
  Deferred intercompany losses..............................     10     10
  Net unrealized investment losses..........................     23     --
  Other, net................................................     16      7
                                                              -----   ----
                                                                241    338
  Less: Valuation allowance.................................     10     10
                                                              -----   ----
                                                                231    328
                                                              -----   ----
Deferred income tax liabilities:
  Investments...............................................      1      4
  DAC.......................................................    341    392
  Net unrealized investment gains...........................     --      1
                                                              -----   ----
                                                                342    397
                                                              -----   ----
Net deferred income tax liability...........................  $(111)  $(69)
                                                              =====   ====



     The Company recorded a valuation allowance related to a deferred intercompany loss from the sale prior to 2003 of Exeter Reassurance Company, Ltd. to MetLife within the same consolidated group. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for deferred intercompany losses will not be realized.

     The Company has not recorded a valuation allowance against the deferred tax asset of $23 million recognized in connection with unrealized investment losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company participates in a tax sharing agreement with MetLife. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to
(from) MetLife to the extent that their incomes (losses and other credits) contribute to (reduce)

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. Pursuant to the tax sharing agreement, the amount due to (from) affiliates is ($31) million and ($13) million as of December 31, 2008 and 2007, respectively. The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years prior to 2000. In 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2009.

     As a result of the implementation of FIN 48, the Company recognized a $10 million decrease in the liability for unrecognized tax benefits, a $3 million decrease in the interest liability for unrecognized tax benefits, and a corresponding increase to the January 1, 2007 balance of retained earnings of $13 million.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $16 million and $24 million, respectively, related to the separate account DRD.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Wilmington Shipping Company ("WSC") and two of its employees have sued the Company for in excess of $5 million in damages in federal court in North Carolina. WSC asserts that the Company advised the investment of pension plan funds in a Developmental Property (real estate) account that it claims caused plan losses of over $2 million. WSC also alleges that the Company failed to give appropriate investment and plan termination advice. The Company's motion for summary judgment was granted. The plaintiffs appealed to the U.S. Court of Appeals for the 4th Circuit. In August 2007, the 4th Circuit affirmed in part and reversed in part the lower court's decision and remanded the matter for further proceedings.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES conduct investigations, serve subpoenas, or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006. At both December 31, 2008 and 2007, the Company maintained a liability of $375 thousand and a related asset for premium tax offsets of $282 thousand for undiscounted future assessments with respect to impaired, insolvent or failed insurers. The Company maintained at December 31, 2008 and 2007, an asset related to paid assessments representing currently available premium tax offsets of $124 thousand and $118 thousand, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease agreements for office space, data processing and other equipment. Future minimum gross rental payments relating to these lease agreements are as follows:

                                                                    GROSS
                                                                    RENTAL
                                                                   PAYMENTS
                                                                -------------
                                                                (IN MILLIONS)
2009..........................................................       $14
2010..........................................................       $13
2011..........................................................       $ 9
2012..........................................................       $ 6
2013..........................................................       $ 3
Thereafter....................................................       $ 1


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $8 million at December 31, 2008. The Company did not have unfunded commitments at December 31, 2007. The Company anticipates that these amounts will be invested in partnerships over the next five years.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $34 million at December 31, 2008. There were no mortgage loan commitments at December 31, 2007.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $45 million, with a cumulative maximum of $45 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liabilities at both December 31, 2008 and 2007 for indemnities, guarantees and commitments were insignificant.

11.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company's employees, sales representatives and retirees participate in funded qualified and unfunded non-qualified defined benefit pension plans and other postretirement plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2008, the majority of active participants are accruing benefits under the cash balance formula; however, approximately 95% of the obligations result from benefits calculated with the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The Company is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets. The Company's share of pension expense was $4 million, $4 million and $6 million for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company's share of postretirement expense was less than $1 million for both of the years ended December 2008 and 2007, and $2 million for the year ended December 31, 2006. The combined allocated pension and other postretirement benefit expense is included in the accompanying consolidated income statements.

     The Company sponsors the Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan"), a non-qualified defined benefit pension plan. The MPRP Plan supplements earned benefits to participants under the Agency Employees' Retirement Plan (the "AERP Plan"), a multiple employer pension plan. The assets and obligations of the AERP Plan are not included in the accompanying consolidated balance sheets or the disclosure below. The Company made contributions of $2 million, less than $1 million and $10 million for the years ended December 31, 2008, 2007 and 2006, respectively, to the AERP Plan. The assets and obligations of the MPRP Plan along with the related net periodic pension expense, are included in the accompanying consolidated financial statements and disclosures below.

     As described more fully in Note 1, effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. Upon adoption of SFAS 158, the Company recognized as an adjustment to accumulated other comprehensive loss, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans.

                                                            DECEMBER 31, 2006
                                            -------------------------------------------------
                                                         ADDITIONAL
                                                           MINIMUM
                                                PRE        PENSION   ADOPTION OF      POST
                                              SFAS 158    LIABILITY    SFAS 158     SFAS 158
BALANCE SHEET CAPTION                       ADJUSTMENTS  ADJUSTMENT   ADJUSTMENT  ADJUSTMENTS
---------------------                       -----------  ----------  -----------  -----------
                                                              (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost....................................      $(21)        $--         $ --         $(21)
Other liabilities: Accrued postretirement
  benefit cost............................      $ (7)         --          (16)        $(23)
                                                             ---         ----
Accumulated other comprehensive loss,
  before income tax:
  Defined benefit plans...................                    --          (16)        $(16)
Deferred income tax.......................                    --            6
                                                             ---         ----
Accumulated other comprehensive loss, net
  of income tax:
  Defined benefit plans...................                   $--         $(10)        $(10)
                                                             ===         ====



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

     The aggregate projected benefit obligations and aggregate fair value of plan assets for the pension plans were as follows:

                                                            DECEMBER 31,
                                                     -------------------------
                                                                      OTHER
                                                                   POSTRETIRE-
                                                       PENSION         MENT
                                                       BENEFITS      BENEFITS
                                                     -----------   -----------
                                                     2008   2007   2008   2007
                                                     ----   ----   ----   ----
                                                           (IN MILLIONS)
Change in projected benefit obligation:
Benefit obligation at beginning of year............  $ 29   $ 21   $ 24   $ 23
  Service cost.....................................     1     --     --      1
  Interest cost....................................     2      2      2      1
  Plan participants' contributions.................    --     --      4      3
  Net actuarial (gains) losses.....................     5      1     --     (1)
  Change in benefits...............................     1      6     --     --
  Benefits paid....................................    (1)    (1)    (5)    (3)
                                                     ----   ----   ----   ----
Benefit obligation at end of year..................    37     29     25     24
                                                     ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year.....    --     --     --     --
  Actual return on plan assets.....................    --     --     --     --
  Employer contribution............................     1      1     --     --
  Benefits paid....................................    (1)    (1)    --     --
                                                     ----   ----   ----   ----
Fair value of plan assets at end of year...........    --     --     --     --
                                                     ----   ----   ----   ----
Funded status at end of year.......................  $(37)  $(29)  $(25)  $(24)
                                                     ====   ====   ====   ====
Amounts recognized in consolidated balance sheet
  consist of:
  Other liabilities................................  $(37)  $(29)  $(25)  $(24)
                                                     ====   ====   ====   ====
Accumulated other comprehensive loss:
  Net actuarial (gains) losses.....................  $  5   $ --   $ (4)  $ (4)
  Prior service cost (credit)......................     1      1     16     18
                                                     ----   ----   ----   ----
                                                        6      1     12     14
  Deferred income tax..............................    (2)    --     (4)    (5)
                                                     ----   ----   ----   ----
                                                     $  4   $  1   $  8   $  9
                                                     ====   ====   ====   ====



     The accumulated benefit obligation for the defined benefit pension plan was $34 million and $28 million at December 31, 2008 and 2007, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                               DECEMBER 31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Projected benefit obligation.................................   $37    $29
Accumulated benefit obligation...............................   $34    $28
Fair value of plan assets....................................   $--    $--


     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2008 and 2007.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------
                                                                               OTHER
                                                                          POSTRETIREMENT
                                                    PENSION BENEFITS         BENEFITS
                                                   ------------------   ------------------
                                                   2008   2007   2006   2008   2007   2006
                                                   ----   ----   ----   ----   ----   ----
                                                                (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost...................................   $ 1    $--    $ 1    $--    $ 1    $1
  Interest cost..................................     2      2      1      2      1     2
  Amortization of prior service cost.............     2      5     --      2      2     2
                                                    ---    ---    ---    ---    ---    --
     Net periodic benefit cost...................   $ 5    $ 7    $ 2    $ 4    $ 4    $5
                                                    ---    ---    ===    ---    ---    ==
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS
  RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
  Net acturial (gains) losses....................     4     --            --     --
  Prior service cost (credit)....................     1      6             2     --
  Amortization of prior service (cost) credit....    (2)    (5)           (2)    (2)
                                                    ---    ---           ---    ---
     Total recognized in other comprehensive
       income (loss).............................     3      1            --     (2)
                                                    ---    ---           ---    ---
     Total recognized in net periodic benefit
       cost and other comprehensive income
       (loss)....................................   $ 8    $ 8           $ 4    $ 2
                                                    ===    ===           ===    ===



     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits which resulted in a reduction of other comprehensive income of $3 million ($2 million, net of income tax).

     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit over the next year are less than $1 million.

     The estimated net actuarial gains and prior service cost for the defined benefit postretirement plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next year are less than $1 million and $2 million, respectively.

     In 2004, the Company adopted the guidance in FSP 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003, to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies during 2007. The reduction in the accumulated postretirement obligation was $1 million for both of the years ended December 31, 2008 and 2007. The reduction of the net periodic postretirement benefit cost resulting from the Prescription Drug Act was less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company did not receive any subsidies for the year ended December 31, 2008.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                             DECEMBER 31,
                                                     ---------------------------
                                                                       OTHER
                                                                    POSTRETIRE-
                                                       PENSION          MENT
                                                       BENEFITS       BENEFITS
                                                     -----------   -------------
                                                     2008   2007   2008     2007
                                                     ----   ----   ----     ----
Weighted average discount rate.....................  6.60%  6.65%  6.60%    6.65%
Rate of compensation increase......................  5.00%  4.00%   N/A      N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                            ---------------------------------------
                                                                        OTHER
                                                                   POSTRETIREMENT
                                             PENSION BENEFITS         BENEFITS
                                            ------------------   ------------------
                                            2008   2007   2006   2008   2007   2006
                                            ----   ----   ----   ----   ----   ----
Weighted average discount rate............  6.65%  6.00%  5.80%  6.65%  6.00%  5.80%
Expected rate of return on plan assets....   N/A    N/A    N/A    N/A    N/A    N/A
Rate of compensation increase.............  4.00%  4.00%  4.00%   N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The assumed healthcare cost trend rates used in measuring the accumulated postretirement benefit obligation and net periodic benefit cost were as follows:

                                                     DECEMBER 31,
                              ----------------------------------------------------------
                                          2008                          2007
                              ----------------------------  ----------------------------
Pre-Medicare eligible claims  8.8% down to 5.8% in 2018     8.5% down to 5% in 2014 and
                              and gradually decreasing      remaining constant
                              until 2079 reaching the       thereafter
                              ultimate rate of 4.1%
Medicare eligible claims      8.8% down to 5.8% in 2018     10.5% down to 5% in 2018 and
                              and gradually decreasing      remaining constant
                              until 2079 reaching the       thereafter
                              ultimate rate of 4.1%


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN THOUSANDS)
Effect on total service and interest cost
  components.........................................      $ 57         $ (51)
Effect on accumulated postretirement benefit
  obligation.........................................      $519         $(480)

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH FLOWS

     Benefit payments due under the non-qualified pension plan are funded from the Company's general assets as they become due under the provision of the plan. In 2009, the Company anticipates making a contribution of $2 million to its non-qualified pension plan.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. It is the Company's practice to use its general assets to pay claims as they come due. Total payments were $5 million and $3 million for the years ended December 31, 2008 and 2007, respectively.

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:

                                                        OTHER POSTRETIREMENT BENEFITS
                                                     ----------------------------------
                                           PENSION              PRESCRIPTION
                                          BENEFITS    GROSS    DRUG SUBSIDIES     NET
                                          --------   -------   --------------   -------
                                                          (IN THOUSANDS)
2009....................................   $ 2,195   $ 2,140        $(470)      $ 1,670
2010....................................   $ 2,492   $ 2,156        $(506)      $ 1,650
2011....................................   $ 2,643   $ 2,190        $  --       $ 2,190
2012....................................   $ 2,477   $ 2,088        $  --       $ 2,088
2013....................................   $ 2,500   $ 2,059        $  --       $ 2,059
2014-2018...............................   $14,308   $10,656        $  --       $10,656


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees, under which a portion of employee contributions are matched. The Company contributed less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

12.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NELICO exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of NELICO.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income of NELICO, as filed with the Commonwealth of Massachusetts Division of Insurance, was $28 million, $122 million and $109 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed, was $469 million and $544 million at December 31, 2008 and 2007, respectively.

  DIVIDEND RESTRICTIONS

     Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner"), if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of: (i) 10% of NELICO's statutory surplus as of the end of the immediately preceding calendar year; or (ii) NELICO's statutory net gains from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. The maximum amount of dividends NELICO may pay to MLIC in 2009 without prior regulatory approval is $19 million.

     NELICO paid an ordinary common stock dividend of $94 million to MLIC during the year ended December 31, 2008. NELICO paid no common stockholder dividends for the years ended December 31, 2007 and 2006.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year...........................................  $(77)      $ 1       $(7)
Income tax effect of holding gains (losses)..........    27        --         3
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................     7        --         2
  Amortization of premiums and accretion of discounts
     associated with investments.....................    (1)        1        --
Income tax effect....................................    (2)       (1)       (1)
Allocation of holding losses on investments relating
  to other policyholder amounts......................     4        --        --
Income tax effect of allocation of holding losses to
  other policyholder amounts.........................    (1)       --        --
                                                       ----       ---       ---
Net unrealized investment gains (losses), net of
  income tax.........................................   (43)        1        (3)
Defined benefit plan adjustment, net of income tax...    (2)       --        --
                                                       ----       ---       ---
Other comprehensive income (loss)....................  $(45)      $ 1       $(3)
                                                       ====       ===       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Compensation.........................................  $  22   $  54   $  54
Commissions..........................................    119     154     128
Interest and dividends...............................     --      --       2
Amortization of DAC..................................    265      97      93
Capitalization of DAC................................   (124)   (136)   (118)
Insurance tax, license and fees......................     16      16      17
Agency allowances....................................     76      63      58
Sub-advisory fees and related expenses...............    164     169     155
Minority interest....................................     --      --       4
Other................................................     70      90      93
                                                       -----   -----   -----
  Total other expenses...............................  $ 608   $ 507   $ 486
                                                       =====   =====   =====



     For the years ended December 31, 2008, 2007 and 2006, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 7. See also Note 15 for discussion of affiliated expenses included in the table above.

     See Note 5 for a rollforward of DAC including impacts of amortization and capitalization.

14.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                   AMOUNT      VALUE    FAIR VALUE
-----------------                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................               $821        $821
  Mortgage loans on real estate..................               $  2        $  2
  Policy loans...................................               $411        $411
  Short-term investments.........................               $123        $123
  Cash...........................................               $ 51        $ 51
  Accrued investment income......................               $ 20        $ 20
Liabilities:
  Policyholder account balances..................               $329        $318


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities -- The estimated fair values of publicly held fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage Loans on Real Estate -- Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Short-term Investments -- The estimated fair values for cash and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including credit default and foreign currency swaps are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                   AMOUNT      VALUE    FAIR VALUE
-----------------                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $  921      $  921
  Mortgage loans on real estate..................              $   52      $   52
  Policy loans...................................              $  405      $  575
  Short-term investments.........................              $  186      $  186
  Other invested assets: (1)
     Derivative assets...........................     $ 1      $   --      $   --
     Other.......................................              $   25      $   25
  Cash...........................................              $   10      $   10
  Accrued investment income......................              $   21      $   21
  Premiums and other receivables (1).............              $   90      $   76
  Separate account assets........................              $7,136      $7,136
  Net embedded derivatives within asset host
     contracts (2)...............................              $  320      $  320
Liabilities:
  Policyholder account balances (1)..............              $   74      $   62
  Long-term debt -- affiliated...................              $   25      $   25
  Other liabilities: (1)
     Derivative liabilities......................     $10      $    4      $    4
     Other.......................................              $   25      $   25
  Separate account liabilities (1)...............              $  357      $  357
  Net embedded derivatives within liability host
     contracts (2)...............................              $  104      $  104
Commitments: (3)
  Mortgage loan commitments......................     $34      $   --      $    1


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities -- When available, the estimated fair value of the Company's fixed maturity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans on Real Estate -- The Company originates mortgage loans on real estate principally for investment purposes. These loans are primarily carried at amortized cost within the consolidated financial statements. The fair value for mortgage loans on real estate is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of investments in tax credit partnerships and loans to affiliates. Investments in tax credit partnerships, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The estimated fair value of loans to affiliates is determined by discounting expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

     Cash -- In light of recent market conditions, cash has been monitored to ensure there is sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, hedge funds and cash. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of cash held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES swap valuation models and observable market inputs that take into consideration publicly available information relating to the Company's claims paying ability.

     Affiliated Long-term Debt -- The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; obligations for employee-related benefits; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist of amounts payable under certain assumed reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under institutional retirement & savings products.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity riders and certain affiliated ceded reinsurance contracts related to such variable annuity riders. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the consolidated financial statements and respective changes in estimated fair value could materially affect net income.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis, are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                DECEMBER 31, 2008
                                       ------------------------------------------------------------------
                                          FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                       -----------------------------------------------------
                                        QUOTED PRICES IN
                                       ACTIVE MARKETS FOR   SIGNIFICANT OTHER    SIGNIFICANT
                                        IDENTICAL ASSETS        OBSERVABLE      UNOBSERVABLE      TOTAL
                                         AND LIABILITIES          INPUTS           INPUTS       ESTIMATED
                                            (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                       ------------------   -----------------   ------------   ----------
                                                                      (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities..........        $   --               $  423            $ 12         $  435
  Residential mortgage-backed
     securities......................            --                  217              --            217
  Foreign corporate securities.......            --                  140              23            163
  U.S. Treasury/agency securities....             4                   48              --             52
  Commercial mortgage-backed
     securities......................            --                   38              --             38
  Foreign government securities......            --                   11              --             11
  State and political subdivision
     securities......................            --                    5              --              5
                                             ------               ------            ----         ------
     Total fixed maturity
       securities....................             4                  882              35            921
                                             ------               ------            ----         ------
Short-term investments (1)...........            --                  171              --            171
Net embedded derivatives within asset
  host contracts (2).................            --                   --             320            320
Separate account assets (3)..........         7,122                   14              --          7,136
                                             ------               ------            ----         ------
  Total assets.......................        $7,126               $1,067            $355         $8,548
                                             ======               ======            ====         ======
LIABILITIES
Derivative liabilities (4)...........        $   --               $    4            $ --         $    4
Net embedded derivatives within
  liability host contracts (2).......            --                   --             104            104
                                             ------               ------            ----         ------
                                             $   --               $    4            $104         $  108
                                             ======               ======            ====         ======


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheet because certain short-term investments are not measured at estimated fair value (e.g., time deposits, money market funds, etc.).

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

   (4) Derivatives liabilities are presented within other liabilities.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities and foreign government securities. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this category includes derivatives for which all the inputs used are observable; including foreign currency swaps and credit default swaps. Separate account assets classified within this level are generally similar to those classified within this level for the general account. Hedge funds owned by separate accounts are also included within this level.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies and primarily include: U.S. and foreign corporate securities -- including below investment grade private placements. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders as well as those on the cession of the risks associated with those riders to affiliates.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                    FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                 ------------------------------------------------------------------------------------------------------------
                                                          TOTAL REALIZED/UNREALIZED
                                                         GAINS (LOSSES) INCLUDED IN:      PURCHASES,      TRANSFER
                                                       ------------------------------       SALES,           IN      BALANCE,
                   BALANCE,     IMPACT OF    BALANCE,                       OTHER         ISSUANCES        AND/OR       END
                 DECEMBER 31,    SFAS 157   BEGINNING                   COMPREHENSIVE        AND           OUT OF       OF
                     2007      ADOPTION(1)  OF PERIOD  EARNINGS (2, 3)  INCOME (LOSS)  SETTLEMENTS (4)  LEVEL 3 (5)   PERIOD
                 ------------  -----------  ---------  ---------------  -------------  ---------------  -----------  --------
                                                                (IN MILLIONS)

Fixed maturity
  securities...       $47          $--         $47           $ (3)           $(15)            $5            $ 1        $ 35
Net embedded
  derivatives
  (6)..........         9           11          20            189              --              7             --         216

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was an $11 million increase to net assets. Such amount was also impacted by a decrease to DAC of $4 million for a total impact of $7 million on Level 3 assets and liabilities and the total net impact of the adoption of SFAS 157, as described in Note 1.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/losses. Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/losses. Lapses associated with embedded derivatives are included with the earnings caption of total gains/losses.

   (3) Interest accruals, as well as cash interest coupons, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                         TOTAL GAINS AND LOSSES
                                                  -----------------------------------
                                                           CLASSIFICATION OF
                                                   REALIZED/UNREALIZED GAINS (LOSSES)
                                                          INCLUDED IN EARNINGS
                                                  -----------------------------------
                                                      NET            NET
                                                  INVESTMENT     INVESTMENT
                                                    INCOME     GAINS (LOSSES)   TOTAL
                                                  ----------   --------------   -----
                                                             (IN MILLIONS)
Fixed maturity securities.......................      $--           $ (3)        $ (3)
Net embedded derivatives........................       --            189          189


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                      CHANGES IN UNREALIZED GAINS
                                                                (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES
                                                       HELD AT DECEMBER 31, 2008
                                                  -----------------------------------
                                                      NET            NET
                                                  INVESTMENT     INVESTMENT
                                                    INCOME     GAINS (LOSSES)   TOTAL
                                                  ----------   --------------   -----
                                                             (IN MILLIONS)
Fixed maturity securities.......................      $--           $ (3)        $ (3)
Net embedded derivatives........................       --            190          190


15.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $30 million, $18 million and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

$7 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $14 million, $28 million and $29 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $3 million, $1 million and $3 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. The Company received fees for this service of $98 million, $59 million and $46 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into service agreements with MetLife Investors Distribution Company ("MDC"), in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $5 million and $4 million, included in other revenues, for the years ended December 31, 2008 and 2007, respectively. There where no services provided under this agreement, for the year ended December 31, 2006.

     The Company has entered into an investment service agreement with several affiliates, in which the Company provides investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the affiliates. Per the agreement, the net profit or loss of the Company is allocated to the affiliates resulting in expenses of $80 million, $88 million and $70 million included in other expense for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into an investment service agreement with an affiliate in which the affiliate provides investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the affiliate is allocated to the Company resulting in revenue of $6 million, $4 million and $6 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables (payables) from (to) affiliates of $39 million and ($2) million at December 31, 2008 and 2007, respectively, related to the items discussed above. These receivables (payables) exclude affiliated reinsurance balances discussed in Note 7.

     See Notes 3, 6, and 8 for additional related party transactions.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
April 3, 2009

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2008         2007
                                                                --------     --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $135,428 and $148,865,
     respectively)............................................  $122,229     $152,266
  Equity securities available-for-sale, at estimated fair
     value (cost: $2,931 and $3,897, respectively)............     2,298        4,167
  Trading securities, at estimated fair value (cost: $281 and
     $456, respectively)......................................       277          457
  Mortgage and consumer loans, net............................    42,105       39,180
  Policy loans................................................     7,881        7,677
  Real estate and real estate joint ventures held-for-
     investment...............................................     6,255        5,484
  Real estate held-for-sale...................................         1           39
  Other limited partnership interests.........................     4,732        4,945
  Short-term investments......................................     7,598          603
  Other invested assets.......................................     9,916        4,375
                                                                --------     --------
     Total investments........................................   203,292      219,193
Cash and cash equivalents.....................................    10,279        1,927
Accrued investment income.....................................     2,079        2,451
Premiums and other receivables................................    28,290       24,077
Deferred policy acquisition costs and value of business
  acquired....................................................    10,871        8,628
Current income tax recoverable................................        75           --
Deferred income tax assets....................................     2,557           --
Other assets..................................................     4,517        6,361
Assets of subsidiaries held-for-sale..........................        --       22,037
Separate account assets.......................................    72,259       89,703
                                                                --------     --------
     Total assets.............................................  $334,219     $374,377
                                                                ========     ========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $ 98,183     $ 93,752
  Policyholder account balances...............................    93,308       81,003
  Other policyholder funds....................................     5,483        5,535
  Policyholder dividends payable..............................     1,023          991
  Policyholder dividend obligation............................        --          789
  Short-term debt.............................................       414          357
  Long-term debt..............................................     2,722        2,687
  Current income tax payable..................................        --          359
  Deferred income tax liability...............................        --          985
  Payables for collateral under securities loaned and other
     transactions.............................................    18,649       28,952
  Other liabilities...........................................    29,433       28,005
  Liabilities of subsidiaries held-for-sale...................        --       19,958
  Separate account liabilities................................    72,259       89,703
                                                                --------     --------
     Total liabilities........................................   321,474      353,076
                                                                --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 13)

STOCKHOLDER'S EQUITY:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and outstanding at
  both December 31, 2008 and 2007.............................         5            5
Additional paid-in capital....................................    14,437       14,426
Retained earnings.............................................     7,298        5,529
Accumulated other comprehensive income (loss).................    (8,995)       1,341
                                                                --------     --------
     Total stockholder's equity...............................    12,745       21,301
                                                                --------     --------
     Total liabilities and stockholder's equity...............  $334,219     $374,377
                                                                ========     ========




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                           2008      2007      2006
                                                         -------   -------   -------
REVENUES
Premiums...............................................  $18,444   $16,435   $15,936
Universal life and investment-type product policy
  fees.................................................    2,285     2,246     2,183
Net investment income..................................   11,122    12,582    11,518
Other revenues.........................................    1,882       934       833
Net investment gains (losses)..........................    3,472      (287)     (834)
                                                         -------   -------   -------
  Total revenues.......................................   37,205    31,910    29,636
                                                         -------   -------   -------
EXPENSES
Policyholder benefits and claims.......................   20,699    18,275    17,647
Interest credited to policyholder account balances.....    3,181     3,515     2,993
Policyholder dividends.................................    1,716     1,687     1,671
Other expenses.........................................    6,582     5,127     5,096
                                                         -------   -------   -------
  Total expenses.......................................   32,178    28,604    27,407
                                                         -------   -------   -------
Income from continuing operations before provision for
  income tax...........................................    5,027     3,306     2,229
Provision for income tax...............................    1,651     1,054       557
                                                         -------   -------   -------
Income from continuing operations......................    3,376     2,252     1,672
Income (loss) from discontinued operations, net of
  income tax...........................................     (289)      180       254
                                                         -------   -------   -------
Net income.............................................  $ 3,087   $ 2,432   $ 1,926
                                                         =======   =======   =======




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                         ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                                         (LOSS)
                                                                        ---------------------------------------
                                                                              NET         FOREIGN      DEFINED
                                                  ADDITIONAL              UNREALIZED      CURRENCY     BENEFIT
                                          COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION     PLANS
                                           STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  ADJUSTMENTS  ADJUSTMENT    TOTAL
                                          ------  ----------  --------  --------------  -----------  ----------  --------
Balance at January 1, 2006..............    $ 5    $ 13,808    $ 2,749      $ 1,809        $ 137       $   (41)  $ 18,467
Treasury stock transactions, net -- by
  subsidiary............................                 12                                                            12
Capital contributions from MetLife, Inc.
  (Notes 2 and 15)......................                489                                                           489
Excess tax benefits related to stock-
  based compensation....................                 34                                                            34
Dividends on common stock...............                          (863)                                              (863)
Comprehensive income:
  Net income............................                         1,926                                              1,926
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.......................                                        (20)                                  (20)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                        (93)                                  (93)
     Foreign currency translation
       adjustments, net of income tax...                                                       7                        7
     Additional minimum pension
       liability adjustment, net of
       income tax.......................                                                                   (18)       (18)
                                                                                                                 --------
     Other comprehensive income (loss)..                                                                             (124)
                                                                                                                 --------
  Comprehensive income..................                                                                            1,802
                                                                                                                 --------
  Adoption of SFAS 158, net of income
     tax................................                                                                  (749)      (749)
                                            ---    --------    -------     --------        -----      --------   --------
Balance at December 31, 2006............      5      14,343      3,812        1,696          144          (808)    19,192
Cumulative effect of changes in
  accounting principles, net of income
  tax (Note 1)..........................                          (215)                                              (215)
                                            ---    --------    -------     --------        -----      --------   --------
Balance at January 1, 2007..............      5      14,343      3,597        1,696          144          (808)    18,977
Treasury stock transactions, net -- by
  subsidiary............................                 10                                                            10
Capital contributions from MetLife, Inc.
  (Notes 2 and 15)......................                  7                                                             7
Excess proceeds received on sale of
  interests in affiliate (Note 15)......                 30                                                            30
Excess tax benefits related to stock-
  based compensation....................                 36                                                            36
Dividends on common stock...............                          (500)                                              (500)
Comprehensive income:
  Net income............................                         2,432                                              2,432
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.......................                                        (15)                                  (15)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                       (339)                                 (339)
     Foreign currency translation
       adjustments, net of income tax...                                                     139                      139
     Defined benefit plans adjustment,
       net of income tax................                                                                   524        524
                                                                                                                 --------
     Other comprehensive income.........                                                                              309
                                                                                                                 --------
  Comprehensive income..................                                                                            2,741
                                            ---    --------    -------     --------        -----      --------   --------
Balance at December 31, 2007............      5      14,426      5,529        1,342          283          (284)    21,301
Treasury stock transactions, net -- by
  subsidiary............................                (11)                                                          (11)
Capital contributions from MetLife, Inc.
  (Note 15).............................                 13                                                            13
Excess tax benefits related to stock-
  based compensation....................                  9                                                             9
Dividend of interests in subsidiary
  (Note 2)..............................                        (1,318)                                            (1,318)
Comprehensive loss:
  Net income............................                         3,087                                              3,087
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.......................                                        272                                   272
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                     (9,315)                               (9,315)
     Foreign currency translation
       adjustments, net of income tax...                                                    (140)                    (140)
     Defined benefit plans adjustment,
       net of income tax................                                                                (1,153)    (1,153)
                                                                                                                 --------
     Other comprehensive income (loss)..                                                                          (10,336)
                                                                                                                 --------
  Comprehensive loss....................                                                                           (7,249)
                                            ---    --------    -------     --------        -----      --------   --------
Balance at December 31, 2008............     $5     $14,437    $ 7,298     $ (7,701)       $ 143      $ (1,437)  $ 12,745
                                            ===    ========    =======     ========        =====      ========   ========




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                                          2008       2007       2006
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $  3,087   $  2,432   $  1,926
Adjustments to reconcile net income to net cash
  provided by operating activities:
  Depreciation and amortization expenses..............       258        368        308
  Amortization of premiums and accretion of discounts
     associated with investments, net.................      (660)      (592)      (467)
  (Gains) losses from sales of investments and
     businesses, net..................................    (2,868)       420        687
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership
     interests........................................       524       (433)      (376)
  Interest credited to policyholder account balances..     3,289      3,777      3,247
  Universal life and investment-type product policy
     fees.............................................    (2,285)    (2,246)    (2,183)
  Change in accrued investment income.................       316       (201)      (295)
  Change in premiums and other receivables............    (1,734)       228     (3,565)
  Change in deferred policy acquisition costs, net....      (100)      (598)      (672)
  Change in insurance-related liabilities.............     5,117      4,022      3,743
  Change in trading securities........................        74        188       (196)
  Change in income tax payable........................       630        715        144
  Change in other assets..............................     2,828       (232)       772
  Change in other liabilities.........................     1,827     (1,309)     1,109
  Other, net..........................................       161         51        (37)
                                                        --------   --------   --------
Net cash provided by operating activities.............    10,464      6,590      4,145
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    68,089     73,576     73,351
     Equity securities................................     2,140      1,265        858
     Mortgage and consumer loans......................     5,238      8,085      7,632
     Real estate and real estate joint ventures.......       159        503        847
     Other limited partnership interests..............       404        764      1,253
  Purchases of:
     Fixed maturity securities........................   (56,251)   (73,375)   (90,163)
     Equity securities................................    (1,094)    (2,204)      (731)
     Mortgage and consumer loans......................    (8,819)   (11,891)   (10,535)
     Real estate and real estate joint ventures.......    (1,071)    (1,369)    (1,069)
     Other limited partnership interests..............    (1,163)    (1,459)    (1,551)
  Net change in short-term investments................    (6,967)       582       (362)
  Purchases of subsidiaries...........................        --         --       (193)
  (Payments) proceeds from sales of businesses........        (4)        25         48
  Dividend of subsidiary..............................      (270)        --         --
  Excess proceeds received on sale of interests in
     affiliate........................................        --         30         --
  Net change in other invested assets.................    (1,831)    (1,587)    (1,084)
  Net change in policy loans..........................      (193)      (149)      (176)
  Net change in property, equipment and leasehold
     improvements.....................................      (171)       (88)      (109)
  Other, net..........................................        --         22         (4)
                                                        --------   --------   --------
Net cash used in investing activities.................  $ (1,804)  $ (7,270)  $(21,988)
                                                        --------   --------   --------




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                                           2008       2007       2006
                                                         --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................................  $ 58,338   $ 39,125   $ 37,411
     Withdrawals.......................................   (48,818)   (34,135)   (31,366)
  Net change in short-term debt........................        57       (476)       380
  Long-term debt issued................................        27      1,705          8
  Long-term debt repaid................................       (21)      (894)      (112)
  Collateral financing arrangements issued.............        --         --        850
  Shares subject to mandatory redemption...............        --       (131)        --
  Debt issuance costs..................................        --         (8)       (13)
  Net change in payables for collateral under
     securities loaned and other transactions..........   (10,303)    (3,167)    11,110
  Capital contribution from MetLife, Inc. .............        --          7         93
  Dividends on common stock............................        --       (500)      (863)
  Other, net...........................................         8         30         13
                                                         --------   --------   --------
Net cash (used in) provided by financing activities....      (712)     1,556     17,511
                                                         --------   --------   --------
Change in cash and cash equivalents....................     7,948        876       (332)
Cash and cash equivalents, beginning of year...........     2,331      1,455      1,787
                                                         --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................  $ 10,279   $  2,331   $  1,455
                                                         ========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year....................................  $    404   $    164   $    129
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE,
  END OF YEAR..........................................  $     --   $    404   $    164
                                                         ========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year....................................  $  1,927   $  1,291   $  1,658
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS,
  END OF YEAR..........................................  $ 10,279   $  1,927   $  1,291
                                                         ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest..........................................  $    268   $    332   $    256
                                                         ========   ========   ========
     Income tax........................................  $    494   $  1,010   $    197
                                                         ========   ========   ========
  Non-cash transactions during the year:
     Dividend of subsidiary:
       Assets disposed.................................  $ 22,135   $     --   $     --
       Less: liabilities disposed......................   (20,689)        --         --
                                                         --------   --------   --------
       Net assets disposed.............................     1,446         --         --
       Add: cash disposed..............................       270         --         --
       Less: dividend of interests in subsidiary.......    (1,318)        --         --
                                                         --------   --------   --------
       Loss on dividend of interests in subsidiary.....  $    398   $     --   $     --
                                                         ========   ========   ========
     Fixed maturity securities received in connection
       with insurance contract commutation.............  $    115   $     --   $     --
                                                         ========   ========   ========
     Capital contribution from MetLife, Inc. ..........  $     13   $     --   $     --
                                                         ========   ========   ========
     Real estate acquired in satisfaction of debt......  $     --   $     --   $      6
                                                         ========   ========   ========
     Contribution of other intangible assets, net of
       deferred income tax.............................  $     --   $     --   $    377
                                                         ========   ========   ========
     Excess of net assets over purchase price for
       subsidiary......................................  $     --   $     --   $     19
                                                         ========   ========   ========
     Issuance of secured demand note collateral
       agreement.......................................  $     25   $     --   $     --
                                                         ========   ========   ========




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. The Company is organized into two operating segments:
Institutional and Individual, as well as Corporate & Other. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries as well as partnerships and joint ventures in which the Company has control. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 9. Intercompany accounts and transactions have been eliminated.

     In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include asset-backed securitizations, trust preferred securities, joint ventures, limited partnerships and limited liability companies. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $83 million and $162 million at December 31, 2008 and 2007, respectively. There was also minority interest of $1.5 billion included in liabilities of subsidiaries held-for-sale at December 31, 2007.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2008 presentation. See
Note 18 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii)  the recognition of income on certain investment entities;

          (iv) the application of the consolidation rules to certain investments;

          (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (vi)   the estimated fair value of and accounting for derivatives;

          (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions;

          (xi)   accounting for employee benefit plans; and

          (xii)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

          Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

          Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, trading securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnership interests, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements, and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Certain mortgage loans previously designated as held-for-investment have been designated as held-for-sale to reflect a change in the Company's intention as it relates to holding such loans. At the time of transfer, such loans are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. Amortized cost is determined in the same manner as mortgage loans held-for-investment described above. The amount by which amortized cost exceeds estimated fair value less expected disposition costs is accounted for as a valuation allowance. Changes in such valuation allowance are recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, leveraged leases, loans to affiliates, tax credit partnerships, funds withheld at interest and joint venture investments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Freestanding derivatives with positive estimated fair values are more fully described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values as needed.

          Loans to affiliates consist of loans to the Company's affiliates, some of which are regulated, to meet their capital requirements. Such loans are carried at amortized cost.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for on the equity method. Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Certain mortgages have been designated as held-for-sale which are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. For these loans, estimated fair value is determined using independent broker quotations or, when the loan is in foreclosure or otherwise determined to be collateral dependent, the estimated fair value of the underlying collateral estimated using internal models.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make an additional credit risk adjustments is performed by the Company each reporting period.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures, or for all derivatives held in relation to the trading portfolios. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.4 billion and $1.2 billion at December 31, 2008 and 2007, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $720 million and $609 million at December 31, 2008 and 2007, respectively. Related depreciation and amortization expense was $111 million, $105 million and $97 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.2 billion and $1.1 billion at December 31, 2008 and 2007, respectively. Accumulated amortization of capitalized software was $862 million and $742 million at December 31, 2008 and 2007, respectively. Related amortization expense was $117 million, $97 million and $90 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance, and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts (dividend paying traditional contracts within the closed block) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re- estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross margins and the re-estimation of expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units which are particularly sensitive to market assumptions, such as the annuities and variable & universal life reporting units within the Individual segment, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit.

     Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

     Participating business represented approximately 8% and 9% of the Company's life insurance in-force, and 17% and 16% of the number of life insurance policies in-force, at December 31, 2008 and 2007, respectively. Participating policies represented approximately 32% and 33%, 36% and 36%, and 34% and 33% of gross and net life insurance premiums for the years ended December 31, 2008, 2007 and 2006, respectively. The percentages indicated are calculated excluding the business of the reinsurance segment.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 2% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     Liabilities for unpaid claims and claim expenses are included in future policyholder benefits and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid-up guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and, non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 17%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivative.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Income Taxes

     The Company joins with MetLife, Inc. and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Company participates in a tax sharing agreement with MetLife, Inc. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) MetLife, Inc. to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)   future reversals of existing taxable temporary differences;

          (iii)  taxable income in prior carryback years; and

          (iv)   tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 12) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. At December 31, 2008, virtually all the obligations are calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), as amended, established the accounting for pension plan obligations. Under SFAS 87, the projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions, as amended, established the accounting for expected postretirement plan benefit obligations ("EPBO") which represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligations ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     Prior to December 31, 2006, the funded status of the pension and other postretirement plans, which is the difference between the estimated fair value of plan assets and the PBO for pension plans and the APBO for other postretirement plans (collectively, the "Benefit Obligations"), was offset by the unrecognized actuarial gains or losses, prior service cost and transition obligations to determine prepaid or accrued benefit cost, as applicable. The net amount was recorded as a prepaid or accrued benefit cost, as applicable. Further, for pension plans, if the ABO exceeded the estimated fair value of the plan assets, that excess was recorded as an additional minimum pension liability with a corresponding intangible asset. Recognition of the intangible asset was limited to the amount of any unrecognized prior service cost. Any additional minimum pension liability in excess of the allowable intangible asset was charged, net of income tax, to accumulated other comprehensive income.

     As described more fully in "Adoption of New Accounting Pronouncements," effective December 31, 2006, the Company adopted SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans -- an amendment of FASB Statements No. 87, 88, 106, and SFAS No. 132(r) ("SFAS 158"). Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the Benefit Obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs at December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions are matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

     Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

     Effective January 1, 2006, MetLife, Inc. adopted, using the modified prospective transition method, SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"). In accordance with this guidance the cost of all stock-based transactions is measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. Prior to January 1, 2006, MetLife, Inc. recognized stock-based compensation over the vesting period of the grant or award, including grants or awards to retirement-eligible employees. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period. Prior to January 1, 2006, MetLife, Inc. recognized the corresponding reduction of stock compensation in the period in which the forfeitures occurred.

     Stock-based awards granted after December 31, 2002 but prior to January 1, 2006 were accounted for on a prospective basis using the fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure. The fair value method prescribed by SFAS 123 required compensation expense to be measured based on the fair value of the equity instrument at the grant or award date. Stock-based compensation was recognized over the vesting period of the grant or award, including grants or awards to retirement-eligible employees.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments, and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $13 million ($8 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. Note 19 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

      (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the implementation of FIN 48, the Company recognized an $18 million increase in the liability for unrecognized tax benefits and a $16 million decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $13 million, net of $11 million of minority interest included in liabilities of subsidiaries held-for-sale. See also Note 12.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact at January 1, 2007 was a cumulative effect adjustment of $202 million, net of income tax of $116 million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, MetLife, Inc. adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement benefit plans by requiring the:

       (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the estimated fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement benefit plans;

      (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs at the end of the year of adoption;

     (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

      (iv) measurement of benefit plan assets and obligations at the date of the statement of financial position; and

       (v) disclosure of additional information about the effects on the employer's statement of financial position.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The adoption of SFAS 158 resulted in a reduction of $749 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 14.

  Stock Compensation Plans

     As described previously, effective January 1, 2006, MetLife, Inc. adopted SFAS 123(r) including supplemental application guidance issued by the U.S. Securities and Exchange Commission in Staff Accounting Bulletin ("SAB") No. 107, Share-Based Payment using the modified prospective transition method. In accordance with the modified prospective transition method, results for prior periods have not been restated. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. MetLife, Inc. had previously adopted the fair value method of accounting for stock-based awards as prescribed by SFAS 123 on a prospective basis effective January 1, 2003. MetLife, Inc. did not modify the substantive terms of any existing awards prior to adoption of SFAS 123(r).

     Under the modified prospective transition method, compensation expense recognized during the year ended December 31, 2006 includes: (a) compensation expense for all stock-based awards granted prior to, but not yet vested as of January 1, 2006, based on the grant date fair value estimated in accordance with the original provisions of SFAS 123, and (b) compensation expense for all stock-based awards granted beginning January 1, 2006, based on the grant date fair value estimated in accordance with the provisions of SFAS 123(r).

     The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations as all stock-based awards accounted for under the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees had vested prior to the adoption date and the Company, in conjunction with MetLife, Inc. had adopted the fair value recognition provisions of SFAS 123 on January 1, 2003.

     SFAS 123 allowed forfeitures of stock-based awards to be recognized as a reduction of compensation expense in the period in which the forfeiture occurred. Upon adoption of SFAS 123(r), MetLife, Inc. changed its policy and now incorporates an estimate of future forfeitures into the determination of compensation expense when recognizing expense over the requisite service period. The impact of this change in accounting policy was not significant to the Company's financial position or results of operations as of the date of adoption.

     Additionally, for awards granted after adoption, MetLife, Inc. changed its policy from recognizing expense for stock-based awards over the requisite service period to recognizing such expense over the shorter of the requisite service period or the period to attainment of retirement-eligibility.

     Prior to the adoption of SFAS 123(r), the Company presented tax benefits of deductions resulting from the exercise of stock options within operating cash flows in the consolidated statements of cash flows. SFAS 123(r) requires tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options be classified and reported as a financing cash inflow upon adoption of SFAS 123(r).

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FSP No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 amends SFAS No. 13, Accounting for Leases, to require that a lessor review the projected timing of income tax cash flows generated by a leveraged lease annually or more frequently if events or circumstances indicate that a change in timing has occurred or is projected to occur. In addition, FSP 13-2 requires that the change in the net investment balance resulting from the recalculation be recognized as a gain or loss from continuing operations in the same line item in which leveraged lease income is recognized in the year in which the assumption is changed. The adoption of FSP 13-2 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively EITF Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r), and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future interim and annual periods.

  Other Pronouncements

     In December 2008, the FASB issued FSP No. FAS 132(r)-1, Employers' Disclosures about Postretirement Benefit Plan Assets ("FSP 132(r)-1"). FSP 132(r)-1 amends SFAS No. 132(r), Employers' Disclosures about Pensions and Other Postretirement Benefits to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement plan. The FSP requires an employer to disclose information about the valuation of plan assets similar to that required under SFAS 157. FSP 132(r)-1 is effective for fiscal years ending after December 15, 2009. The Company will provide all of the material required disclosures in the appropriate future annual period.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  ACQUISITIONS AND DISPOSITIONS

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     On September 12, 2008, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). In connection with this transaction, General American Life Insurance Company ("GALIC") dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. Metropolitan Life Insurance Company, through its investment in GALIC, retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. The Company has agreed to dispose of the remaining shares of RGA within the next five years. In connection with the Company's agreement to dispose of the remaining shares, the Company also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations. The disposition of RGA results in the elimination of the Company's Reinsurance segment. The Reinsurance segment was comprised of the results of RGA, which at disposition became discontinued operations of Corporate & Other, and the interest on economic capital, which has been reclassified to the continuing operations of Corporate & Other. See Note 18 for reclassifications related to discontinued operations and Note 17 for segment information.

  OTHER ACQUISITIONS AND DISPOSITIONS

     See Note 15 for information on the contribution from MetLife, Inc. in the form of intangible assets related to VOCRA from a 2008 acquisition by MetLife, Inc.

     On October 20, 2006, MetLife, Inc. sold its subsidiary, Citicorp Life Insurance Company and its subsidiary, First Citicorp Life Insurance Company (collectively, "CLIC") to the Company for $135 million in cash consideration. The net assets of CLIC acquired by the Company were $154 million. The excess of the net assets of CLIC received over the purchase price resulted in an increase of $19 million in additional paid-in capital. In connection

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


with the sale and merger of CLIC with and into Metropolitan Life Insurance Company, MetLife, Inc. contributed $17 million to the Company. See Note 15.

     On September 30, 2006, the Company acquired MetLife Retirement Services LLC (formerly, CitiStreet Retirement Services LLC), and its subsidiaries from an affiliate, Metropolitan Tower Life Insurance Company ("MTL") for approximately $58 million in cash consideration settled in the fourth quarter of 2006. The assets acquired are principally comprised of $52 million related to the VOCRA. Further information on VOCRA is described in Note 7.

     On July 1, 2005, MetLife, Inc. completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). On September 30, 2006, the Company received a capital contribution, as described in Note 15, from MetLife, Inc. of $377 million in the form of intangible assets related to the VODA of $389 million, net of deferred income tax of $12 million, for which the Company receives the benefit. The VODA originated through MetLife, Inc.'s acquisition of Travelers and was transferred at its amortized cost basis. Further information on VODA is described in Note 7.

     See Note 18 for information on the disposition of SSRM Holdings, Inc ("SSRM").

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                      DECEMBER 31, 2008
                                      -------------------------------------------------
                                       COST OR    GROSS UNREALIZED
                                      AMORTIZED   ----------------    ESTIMATED    % OF
                                         COST      GAIN      LOSS    FAIR VALUE   TOTAL
                                      ---------   ------   -------   ----------   -----
                                                        (IN MILLIONS)
U.S. corporate securities...........   $ 49,334   $  770   $ 6,352    $ 43,752     35.8%
Residential mortgage-backed
  securities........................     25,659      539     3,145      23,053     18.9
Foreign corporate securities........     23,898      435     4,109      20,224     16.5
U.S. Treasury/agency securities.....     12,884    3,052        --      15,936     13.0
Commercial mortgage-backed
  securities........................     11,502       11     2,436       9,077      7.4
Asset-backed securities.............      8,490       14     2,193       6,311      5.2
Foreign government securities.......      2,436      464       125       2,775      2.3
State and political subdivision
  securities........................      1,225       31       155       1,101      0.9
Other fixed maturity securities.....         --       --        --          --       --
                                       --------   ------   -------    --------    -----
  Total fixed maturity securities
     (1), (2).......................   $135,428   $5,316   $18,515    $122,229    100.0%
                                       ========   ======   =======    ========    =====
Common stock........................   $  1,358   $   29   $    96    $  1,291     56.2%
Non-redeemable preferred stock (1)..      1,573        1       567       1,007     43.8
                                       --------   ------   -------    --------    -----
  Total equity securities...........   $  2,931   $   30   $   663    $  2,298    100.0%
                                       ========   ======   =======    ========    =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                       DECEMBER 31, 2007
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $ 50,087   $1,488   $1,195    $ 50,380     33.1%
Residential mortgage-backed
  securities.........................     35,773      444      237      35,980     23.6
Foreign corporate securities.........     24,663    1,414      454      25,623     16.8
U.S. Treasury/agency securities......     14,271    1,296        1      15,566     10.2
Commercial mortgage-backed
  securities.........................     12,481      204      100      12,585      8.3
Asset-backed securities..............      7,034       32      309       6,757      4.5
Foreign government securities........      3,855      850       18       4,687      3.1
State and political subdivision
  securities.........................        467       13        9         471      0.3
Other fixed maturity securities......        234       12       29         217      0.1
                                        --------   ------   ------    --------    -----
  Total fixed maturity securities
     (1), (2)........................   $148,865   $5,753   $2,352    $152,266    100.0%
                                        ========   ======   ======    ========    =====
Common stock.........................   $  1,988   $  540   $   93    $  2,435     58.4%
Non-redeemable preferred stock (1)...      1,909       33      210       1,732     41.6
                                        --------   ------   ------    --------    -----
  Total equity securities............   $  3,897   $  573   $  303    $  4,167    100.0%
                                        ========   ======   ======    ========    =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $885 million and $1,412 million, respectively. In addition, the Company held $122 million and $320 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $1,426 million and $2,769 million, respectively. In addition, the Company held $7 million and $20 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, included in fixed maturity securities.

   (2) At December 31, 2008 and 2007 the Company also held $1,495 million and $2,557 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $7.3 billion and $7.8 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


that totaled $8.4 billion and $11.6 billion at December 31, 2008 and 2007, respectively. These securities had net unrealized gains (losses) of ($3,275) million and $94 million at December 31, 2008 and 2007, respectively.

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $59 million and $12 million at December 31, 2008 and 2007, respectively. Net unrealized gains (losses) associated with non-income producing fixed maturity securities were ($17) million and $11 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $2,438 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $1,463 million, $515 million, $426 million and $34 million are included within U.S. corporate securities, asset-backed securities, state and political subdivision securities, and residential mortgage-backed securities, respectively, and 11% and 74% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately, 68% of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $15.9 billion and $15.6 billion, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (35.8%), residential mortgage-backed securities (18.9%), and foreign corporate securities (16.5%); and at December 31, 2007, were U.S. corporate fixed maturity securities (33.1%), residential mortgage-backed securities (23.6%), and foreign corporate securities (16.8%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $64.0 billion and $76.0 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $992 million and $830 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $6.2 billion and $5.5 billion, respectively, the total of these ten issuers being less than 3% of the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign (1).................................    $20,224     31.6%    $25,623     33.7%
Industrial..................................     10,240     16.0      11,782     15.5
Finance.....................................      9,660     15.1      13,034     17.2
Consumer....................................      9,120     14.3      10,779     14.2
Utility.....................................      8,798     13.8       9,123     12.0
Communications..............................      3,810      5.9       5,121      6.7
Other.......................................      2,124      3.3         541      0.7
                                                -------    -----     -------    -----
  Total.....................................    $63,976    100.0%    $76,003    100.0%
                                                =======    =====     =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors, and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......    $17,343     75.2%    $24,187     67.2%
  Pass-through securities...................      5,710     24.8      11,793     32.8
                                                -------    -----     -------    -----
Total residential mortgage-backed
  securities................................    $23,053    100.0%    $35,980    100.0%
                                                =======    =====     =======    =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 66%, 24%, and 10% of the total holdings, respectively. At December 31, 2008 and 2007, $21.3 billion and $35.8 billion, respectively, or 93% and 99% respectively of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P, or Fitch Ratings ("Fitch"). The majority of the agency residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure was $2.3 billion and $4.2 billion, respectively, with an unrealized loss of $1,315 million and $91 million, respectively. At December 31, 2008 and 2007, $1.5 billion and $4.2 billion, respectively, or 64% and 100%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008 the Company's Alt-A holdings are distributed as follows: 24% 2007 vintage year, 26% 2006 vintage year; and 50% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $9.1 billion and $12.6 billion, respectively, at estimated fair value. At December 31, 2008 and 2007, $8.5 billion and $11.1 billion, respectively, of the estimated fair value, or 94% and 88%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P, or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows: 94% Aaa, 4% Aa, 1% A, and 1% Baa. At December 31, 2008, 83% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was $46 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $6.3 billion and $6.8 billion, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $4.8 billion and $3.8 billion, respectively, or 76% and 56%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, residential mortgage-backed securities backed by sub-prime mortgage loans, automobile receivables and student loan receivables of 47%, 12%, 11% and 10% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $0.7 billion and $1.2 billion, respectively, and unrealized losses of $457 million and $119 million, respectively. At December 31, 2008, 49% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 21% and 34% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity in its equity securities holdings.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $  3,491    $  3,500     $  2,629    $  2,726
Due after one year through five years...     21,495      19,741       26,725      27,473
Due after five years through ten years..     27,411      24,402       24,349      24,739
Due after ten years.....................     37,380      36,145       39,874      42,006
                                           --------    --------     --------    --------
  Subtotal..............................     89,777      83,788       93,577      96,944
Mortgage-backed and asset-backed
  securities............................     45,651      38,441       55,288      55,322
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $135,428    $122,229     $148,865    $152,266
                                           ========    ========     ========    ========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2008       2007      2006
                                                   --------   -------   -------
                                                           (IN MILLIONS)
Fixed maturity securities........................  $(13,199)  $ 3,885   $ 4,685
Equity securities................................      (633)      251       483
Derivatives......................................        14      (358)     (238)
Minority interest................................        --      (150)     (159)
Other............................................        56       (22)       --
                                                   --------   -------   -------
  Subtotal.......................................   (13,762)    3,606     4,771
                                                   --------   -------   -------
Amounts allocated from:
  Insurance liability loss recognition...........        (1)     (366)     (806)
  DAC and VOBA...................................     2,000      (420)     (239)
  Policyholder dividend obligation...............        --      (789)   (1,062)
                                                   --------   -------   -------
     Subtotal....................................     1,999    (1,575)   (2,107)
                                                   --------   -------   -------
Deferred income tax..............................     4,062      (689)     (968)
                                                   --------   -------   -------
  Subtotal.......................................     6,061    (2,264)   (3,075)
                                                   --------   -------   -------
Net unrealized investment gains (losses).........  $ (7,701)  $ 1,342   $ 1,696
                                                   ========   =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                YEARS ENDED DECEMBER 31,
                                             ------------------------------
                                               2008       2007       2006
                                             --------   --------   --------
                                                      (IN MILLIONS)
Balance, at January 1,.....................  $  1,342    $ 1,696    $1,809
Unrealized investment gains (losses) during
  the year.................................   (17,455)    (1,165)     (966)
Unrealized investment losses of subsidiary
  at the date of dividend of interests.....        87         --        --
Unrealized investment gains (losses)
  relating to:
  Insurance liability gain (loss)
     recognition...........................       365        440       453
  DAC and VOBA.............................     2,438       (181)      (91)
  DAC and VOBA of subsidiary at date of
     dividend of interests.................       (18)        --        --
  Policyholder dividend obligation.........       789        273       430
  Deferred income tax......................     4,797        279        61
  Deferred income tax of subsidiary at date
     of dividend of interests..............       (46)        --        --
                                             --- ----    -------    ------
Balance, at December 31,...................  $ (7,701)   $ 1,342    $1,696
                                             === ====    =======    ======
Change in net unrealized investment gains
  (losses).................................  $ (9,043)   $  (354)   $ (113)
                                             === ====    =======    ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                     DECEMBER 31, 2008
                                   -------------------------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER THAN
                                       LESS THAN 12 MONTHS               12 MONTHS                      TOTAL
                                   ---------------------------  ---------------------------  ---------------------------
                                    ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                   FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                   ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities........    $20,927        $2,988        $11,002        $3,364        $31,929       $ 6,352
Residential mortgage-backed
  securities.....................      6,833         1,958          2,561         1,187          9,394         3,145
Foreign corporate securities.....     10,899         2,370          4,421         1,739         15,320         4,109
U.S. Treasury/agency securities..         34            --             --            --             34            --
Commercial mortgage-backed
  securities.....................      6,828         1,250          2,112         1,186          8,940         2,436
Asset-backed securities..........      3,708           717          2,418         1,476          6,126         2,193
Foreign government securities....        555            86            128            39            683           125
State and political subdivision
  securities.....................        586           117            106            38            692           155
Other fixed maturity securities..         --            --             --            --             --            --
                                     -------        ------        -------        ------        -------       -------
  Total fixed maturity
     securities..................    $50,370        $9,486        $22,748        $9,029        $73,118       $18,515
                                     =======        ======        =======        ======        =======       =======
Equity securities................    $   505        $  199        $   694        $  464        $ 1,199       $   663
                                     =======        ======        =======        ======        =======       =======
Total number of securities in an
  unrealized loss position.......      4,556                        2,038
                                     =======                      =======




                                                                     DECEMBER 31, 2007
                                   -------------------------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER THAN
                                       LESS THAN 12 MONTHS               12 MONTHS                      TOTAL
                                   ---------------------------  ---------------------------  ---------------------------
                                    ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                   FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                   ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities........    $16,906        $  834        $ 5,621         $361         $22,527        $1,195
Residential mortgage-backed
  securities.....................      9,116           174          3,730           63          12,846           237
Foreign corporate securities.....      6,594           286          3,119          168           9,713           454
U.S. Treasury/agency securities..        124             1            279           --             403             1
Commercial mortgage-backed
  securities.....................      1,613            54          2,200           46           3,813           100
Asset-backed securities..........      4,584           242            740           67           5,324           309
Foreign government securities....        357            13            136            5             493            18
State and political subdivision
  securities.....................        128             6             66            3             194             9
Other fixed maturity securities..         74            29             --           --              74            29
                                     -------        ------        -------         ----         -------        ------
  Total fixed maturity
     securities..................    $39,496        $1,639        $15,891         $713         $55,387        $2,352
                                     =======        ======        =======         ====         =======        ======
Equity securities................    $ 1,778        $  264        $   281         $ 39         $ 2,059        $  303
                                     =======        ======        =======         ====         =======        ======
Total number of securities in an
  unrealized loss position.......      2,767                        2,468
                                     =======                      =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2008
                                         --------------------------------------------------------------
                                               COST OR                GROSS               NUMBER OF
                                            AMORTIZED COST       UNREALIZED LOSS         SECURITIES
                                         -------------------   -------------------   ------------------
                                         LESS THAN    20% OR   LESS THAN    20% OR   LESS THAN   20% OR
                                            20%        MORE       20%        MORE       20%       MORE
                                         ---------   -------   ---------   -------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................    $22,435    $31,160     $1,677    $11,043     1,894      1,902
Six months or greater but less than
  nine months.........................      9,681      1,325        941        676       656         97
Nine months or greater but less than
  twelve months.......................     10,482      2,119      1,185      1,165       507        122
Twelve months or greater..............     14,076        355      1,598        230       915         37
                                          -------    -------     ------    -------
  Total...............................    $56,674    $34,959     $5,401    $13,114
                                          =======    =======     ======    =======
EQUITY SECURITIES:
Less than six months..................    $   329    $   757     $   49    $   336       229        410
Six months or greater but less than
  nine months.........................         15        301          2        146         5         22
Nine months or greater but less than
  twelve months.......................          2        340         --        125         1         14
Twelve months or greater..............        118         --          5         --        11         --
                                          -------    -------     ------    -------
  Total...............................    $   464    $ 1,398     $   56    $   607
                                          =======    =======     ======    =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                                COST OR               GROSS              NUMBER OF
                                            AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...................    $26,208     $819      $  760     $232      1,865        80
Six months or greater but less than
  nine months..........................      8,522        6         397        1        573         3
Nine months or greater but less than
  twelve months........................      5,925       --         344       --        432        --
Twelve months or greater...............     16,249       10         614        4      1,236         6
                                           -------     ----      ------     ----
  Total................................    $56,904     $835      $2,115     $237
                                           =======     ====      ======     ====
EQUITY SECURITIES:
Less than six months...................    $ 1,121     $296      $   96     $ 97        963       394
Six months or greater but less than
  nine months..........................        324       --          37       --        144        --
Nine months or greater but less than
  twelve months........................        353       --          44       --         58         1
Twelve months or greater...............        268       --          29       --         74        --
                                           -------     ----      ------     ----
  Total................................    $ 2,066     $296      $  206     $ 97
                                           =======     ====      ======     ====



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $5.4 billion and $2.1 billion, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008 and 2007, $56 million and $206 million, respectively, of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 12% and 10%, respectively, of the cost of such securities.

     At December 31, 2008, $13.1 billion and $607 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 38% and 43% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $13.1 billion and $607 million, $11.0 billion and $336 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months. At December 31, 2007, $237 million and $97 million of unrealized losses related to fixed

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 28% and 33% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $237 million and $97 million, $232 million and $97 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months.

     The Company held 440 fixed maturity securities and 28 equity securities, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These 440 fixed maturity securities represented 46% or $8.6 billion in the aggregate, of the gross unrealized loss on fixed maturity securities. These 28 equity securities represented 73% or $484 million in the aggregate, of the gross unrealized loss on equity securities. The Company held 13 fixed maturity securities and three equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These 13 fixed maturity securities represented 8% or $180 million in the aggregate, of the gross unrealized loss on fixed maturity securities. These three equity securities represented 15% or $44 million in the aggregate, of the gross unrealized loss on equity securities. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million increased $8.8 billion during the year ended December 31, 2008. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $607 million and $97 million at December 31, 2008 and 2007, respectively, is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more for six months or greater was $271 million at December 31, 2008, of which $269 million of the unrealized losses, or 99%, are for investment grade non-redeemable preferred securities. Of the $269 million of unrealized losses for investment grade non-redeemable preferred securities, $264 million of the unrealized losses, or 98%, was comprised of unrealized losses on investment grade financial services industry non-redeemable preferred securities, of which 86% are rated A or higher.

     Equity securities with an unrealized loss of 20% or more for less than six months was $336 million at December 31, 2008 of which $278 million of the unrealized losses, or 83%, are for non-redeemable preferred securities, of which $274 million, of the unrealized losses, or 99% are for investment grade non-redeemable preferred securities. All of the $274 million of unrealized losses for investment grade non-redeemable preferred securities are for financial services industry non-redeemable preferred securities, of which 87% are rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


loss. With respect to common stock holdings, the Company considered the duration and severity of the securities in an unrealized loss position of 20% or more; and the duration of securities in an unrealized loss position of 20% or less with in an extended unrealized loss position (i.e., 12 months or more).

     At December 31, 2008, there are $607 million of equity securities with an unrealized loss of 20% or more, of which $547 million of the unrealized losses, or 90%, were for non-redeemable preferred securities. Through December 31, 2008, $543 million of the unrealized losses of 20% or more, or 99%, of the non-redeemable preferred securities were investment grade securities, of which, $538 million of the unrealized losses of 20% or more, or 99%, are investment grade financial services industry non-redeemable preferred securities; and all non-redeemable preferred securities with unrealized losses of 20% or more, regardless of rating, have not deferred any dividend payments.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $19.2 billion and $2.7 billion, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2008     2007
                                                               ----     ----
SECTOR:
  U.S. corporate securities..................................    33%      45%
  Foreign corporate securities...............................    21       17
  Residential mortgage-backed securities.....................    16        9
  Commercial mortgage-backed securities......................    13        4
  Asset-backed securities....................................    11       12
  Other......................................................     6       13
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===
INDUSTRY:
  Mortgage-backed............................................    29%      13%
  Finance....................................................    24       34
  Consumer...................................................    12        3
  Asset-backed...............................................    11       12
  Utility....................................................    10        9
  Communication..............................................     5        1
  Industrial.................................................     4       20
  Other......................................................     5        8
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2008      2007      2006
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Fixed maturity securities.........................  $(1,062)   $(284)    $(575)
Equity securities.................................      (90)     133        67
Mortgage and consumer loans.......................      (88)       4       (16)
Real estate and real estate joint ventures........      (18)      45        38
Other limited partnership interests...............     (131)      35         2
Freestanding derivatives..........................    3,257     (526)     (470)
Embedded derivatives..............................    1,744       15         5
Other.............................................     (140)     291       115
                                                    -------    -----     -----
  Net investment gains (losses)...................  $ 3,472    $(287)    $(834)
                                                    =======    =====     =====



     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to internal asset transfers included in other in the table above. See also Note 8 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                              FIXED MATURITY SECURITIES      EQUITY SECURITIES                TOTAL
                             -------------------------- -------------------------- --------------------------
                               2008     2007     2006     2008     2007     2006     2008     2007     2006
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
                                                               (IN MILLIONS)
Proceeds....................  $42,785  $52,377  $55,090  $1,888    $760     $565    $44,673  $53,137  $55,655
                             ======== ======== ======== ======== ======== ======== ======== ======== ========
Gross investment gains......      631      343      250     412     176      107      1,043      519      357
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
Gross investment losses.....     (911)    (589)    (812)   (218)    (27)     (18)    (1,129)    (616)    (830)
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
Writedowns..................
     Credit-related.........     (668)     (38)     (13)    (38)     --       --       (706)     (38)     (13)
     Other than credit-
       related (1)..........     (114)      --       --    (246)    (16)     (22)      (360)     (16)     (22)
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
     Total writedowns.......     (782)     (38)     (13)   (284)    (16)     (22)    (1,066)     (54)     (35)
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
  Net investment gains
     (losses)...............  $(1,062) $  (284) $  (575) $  (90)   $133     $ 67    $(1,152) $  (151) $  (508)
                             ======== ======== ======== ======== ======== ======== ======== ======== ========



--------

   (1) Other-than credit-related writedowns include items such as equity securities where the primary reason for the writedown was the severity and/or the duration of an unrealized loss position and fixed maturity securities where an interest-rate related writedown was taken.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $1,066 million, $54 million and $35 million for the years ended December 31, 2008, 2007 and 2006, respectively. The substantial increase in 2008 over 2007 was driven by writedowns totaling

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$579 million of financial services industry securities holdings, comprised of $361 million of fixed maturity securities and $218 million of equity securities.

     Overall, of the $782 million of fixed maturity security writedowns in 2008, $361 million were on financial services industry services holdings; $180 million were on communication and consumer industries holdings; $61 million on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans); and $180 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline.

     Included within the $284 million of writedowns on equity securities in 2008 are $218 million related to the financial services industry holdings, (of which, $38 million related to the financial services industry non-redeemable preferred securities) and $66 million across several industries including consumer, communications, industrial and utility.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                          (IN MILLIONS)
Fixed maturity securities........................  $ 8,830   $ 9,671   $ 9,115
Equity securities................................      174       169        42
Trading securities...............................      (21)        6        32
Mortgage and consumer loans......................    2,387     2,376     2,272
Policy loans.....................................      475       460       441
Real estate and real estate joint ventures.......      508       813       741
Other limited partnership interests..............      (92)    1,141       705
Cash, cash equivalents and short-term
  investments....................................      134       144       196
Joint venture investments........................       (1)       (6)       (8)
Other............................................      202       182       202
                                                   -------   -------   -------
  Total investment income........................   12,596    14,956    13,738
Less: Investment expenses........................    1,474     2,374     2,220
                                                   -------   -------   -------
  Net investment income..........................  $11,122   $12,582   $11,518
                                                   =======   =======   =======



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $92 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets. Net investment income from trading securities includes interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on trading securities and the short sale agreements liabilities. In 2008, unrealized losses recognized on trading securities, due to the volatility in the equity and credit markets, were in excess of interest and dividends earned.

     For the years ended December 31, 2008, 2007 and 2006, affiliated net investment income included in the table above, was $29 million, $21 million and $20 million, respectively, related to fixed maturity securities; and less than $1 million, $12 million and less than $1 million, respectively, related to equity securities. For the years ended

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2008 and 2007, there was no affiliated investment income related to mortgage loans. For the year ended December 31, 2006, affiliated investment income related to mortgage loans was $112 million, which included the prepayment fees discussed below. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

     For the years ended December 31, 2008, 2007 and 2006, affiliated administrative service charges were $67 million, $66 million and $52 million, respectively, which reduced investment expense in the table above.

     In the fourth quarter of 2006, MTL sold its Peter Cooper Village and Stuyvesant Town properties for $5.4 billion. Upon the closing of the transaction, MTL repaid the mortgage of $770 million, including accrued interest, held by the Company on these properties and paid a prepayment fee of $68 million which was recognized as affiliated investment income related to mortgage loans included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $13.4 billion and $26.9 billion and an estimated fair value of $14.7 billion and $27.9 billion were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $15.1 billion and $28.7 billion at December 31, 2008 and 2007, respectively. Of this $15.1 billion of cash collateral at December 31, 2008, $3.5 billion was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $9.4 billion and $2.2 billion, respectively, were due within 30 days and 60 days. Of the $3.4 billion of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $3.0 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $13.1 billion at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

     Security collateral of $95 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 may not be sold or repledged and is not reflected in the consolidated financial statements. There was no security collateral on deposit from counterparties in connection with the securities lending transactions at December 31, 2007.

  ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $1.2 billion and $1.7 billion at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity and equity securities. The Company also held in trust cash and securities, primarily fixed maturity and equity securities with an estimated fair value of $45 million and $74 million at December 31, 2008 and 2007, respectively, to satisfy collateral requirements.

     The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of New York ("FHLB of NY") of $17.8 billion and $4.8 billion at December 31, 2008 and 2007, respectively. The Company has also pledged certain agricultural real estate mortgage loans in connection with funding agreements with the Federal Agricultural Mortgage Corporation with a carrying value of $2.9 billion at

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


both December 31, 2008 and 2007. The nature of these Federal Home Loan Bank and Federal Agricultural Mortgage Corporation arrangements are described in Note 7.

     Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4. Certain of the Company's trading securities are pledged to secure liabilities associated with short sale agreements in the trading securities portfolio as described in the following section.

  TRADING SECURITIES

     The Company has a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities, the execution of short sale agreements and asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income.

     At December 31, 2008 and 2007, trading securities at estimated fair value were $277 million and $457 million, respectively, and liabilities associated with the short sale agreements in the trading securities portfolio, which were included in other liabilities, were $57 million and $107 million, respectively. The Company had pledged $346 million and $407 million of its assets, at estimated fair value, primarily consisting of trading securities, as collateral to secure the liabilities associated with the short sale agreements in the trading securities portfolio at December 31, 2008 and 2007, respectively.

     Interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities and the related short sale agreement liabilities included within net investment income totaled ($21) million, $6 million and $32 million for the years ended December 31, 2008, 2007 and 2006, respectively. Included within unrealized gains (losses) on such trading securities and short sale agreement liabilities are changes in estimated fair value of ($17) million, ($4) million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                           DECEMBER 31,
                                              -------------------------------------
                                                     2008                2007
                                              -----------------   -----------------
                                               AMOUNT   PERCENT    AMOUNT   PERCENT
                                              -------   -------   -------   -------
                                                          (IN MILLIONS)
Commercial mortgage loans...................  $31,492     74.3%   $30,313     77.0%
Agricultural mortgage loans.................   10,826     25.7      8,985     22.8
Consumer loans..............................       12       --         63      0.2
                                              -------    -----    -------    -----
  Total.....................................   42,330    100.0%    39,361    100.0%
                                                         =====               =====
Less: Valuation allowances..................      244                 181
                                              -------             -------
  Total mortgage and consumer loans held-
     for-investment.........................   42,086              39,180
Mortgage loans held-for-sale................       19                  --
                                              -------             -------
  Mortgage and consumer loans, net..........  $42,105             $39,180
                                              =======             =======



     At December 31, 2008, mortgage loans held-for-sale include $19 million of commercial and agricultural mortgage loans held-for-sale which are carried at the lower of amortized cost or estimated fair value. At December 31, 2007, there were no mortgage loans held-for-sale.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2008, 20%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. As shown in the table above, commercial mortgage loans at December 31, 2008 and 2007 were $31,492 million and $30,313 million, respectively, or 74% and 77%, respectively, of total mortgage and consumer loans prior to valuation allowances. Net of valuation allowances commercial mortgage loans were $31,308 million and $30,158 million, respectively, at December 31, 2008 and 2007 and their diversity across geographic regions and property types is shown below at:

                                                 DECEMBER 31,       DECEMBER 31,
                                                     2008               2007
                                               ----------------   ----------------
                                               CARRYING    % OF   CARRYING    % OF
                                                 VALUE    TOTAL     VALUE    TOTAL
                                               --------   -----   --------   -----
                                                          (IN MILLIONS)
REGION
Pacific......................................   $ 7,586    24.3%   $ 7,334    24.3%
South Atlantic...............................     6,984    22.3      6,586    21.8
Middle Atlantic..............................     5,173    16.5      4,336    14.4
International................................     3,247    10.4      3,495    11.6
West South Central...........................     2,739     8.7      2,578     8.5
East North Central...........................     2,381     7.6      2,640     8.8
New England..................................     1,095     3.5      1,022     3.4
Mountain.....................................       920     2.9        873     2.9
West North Central...........................       664     2.1        893     3.0
East South Central...........................       313     1.0        315     1.0
Other........................................       206     0.7         86     0.3
                                                -------   -----    -------   -----
  Total......................................   $31,308   100.0%   $30,158   100.0%
                                                =======   =====    =======   =====
PROPERTY TYPE
Office.......................................   $13,532    43.2%   $13,612    45.1%
Retail.......................................     7,011    22.4      6,537    21.7
Apartments...................................     3,305    10.6      3,476    11.5
Hotel........................................     2,530     8.1      2,614     8.7
Industrial...................................     2,644     8.4      2,354     7.8
Other........................................     2,286     7.3      1,565     5.2
                                                -------   -----    -------   -----
  Total......................................   $31,308   100.0%   $30,158   100.0%
                                                =======   =====    =======   =====



     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $372 million and $373 million at December 31, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding loan valuation allowances for mortgage and consumer loans held-for-investment is as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                         2008   2007   2006
                                                        -----   ----   ----
                                                           (IN MILLIONS)
Balance at January 1,.................................  $ 181   $160   $149
Additions.............................................    174     70     28
Deductions............................................   (111)   (49)   (17)
                                                        -----   ----   ----
Balance at December 31,...............................  $ 244   $181   $160
                                                        =====   ====   ====



     A portion of the Company's mortgage and consumer loans held-for-investment was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                             2008     2007
                                                             ----     ----
                                                             (IN MILLIONS)
Impaired loans with valuation allowances...................  $232     $552
Impaired loans without valuation allowances................    15        8
                                                             ----     ----
  Subtotal.................................................   247      560
Less: Valuation allowances on impaired loans...............    45       67
                                                             ----     ----
  Impaired loans...........................................  $202     $493
                                                             ====     ====



     The average investment in impaired loans was $315 million, $399 million and $145 million for the years ended December 31, 2008, 2007 and 2006, respectively. Interest income on impaired loans was $10 million, $35 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The investment in restructured loans was $1 million and $2 million at December 31, 2008 and 2007, respectively. Interest income recognized on restructured loans was $1 million or less for each of the years ended December 31, 2008, 2007 and 2006. Gross interest income that would have been recorded in accordance with the original terms of such loans also amounted to $1 million or less for each of the years ended December 31, 2008, 2007 and 2006.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of $2 million and $1 million at December 31, 2008 and 2007, respectively. Mortgage and consumer loans on which interest is no longer accrued had an amortized cost of $10 million and $18 million at December 31, 2008 and 2007, respectively. Mortgage and consumer loans in foreclosure had an amortized cost of $23 million and $6 million at December 31, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Real estate..............................................  $ 4,650   $ 4,384
Accumulated depreciation.................................   (1,354)   (1,195)
                                                           -------   -------
Net real estate..........................................    3,296     3,189
Real estate joint ventures...............................    2,959     2,295
                                                           -------   -------
  Real estate and real estate joint ventures.............    6,255     5,484
Real estate held-for sale................................        1        39
                                                           -------   -------
  Total real estate holdings.............................  $ 6,256   $ 5,523
                                                           =======   =======



     Related depreciation expense on real estate was $120 million, $112 million and $107 million for the years ended December 31, 2008, 2007 and 2006, respectively. These amounts include less than $1 million, $2 million and $4 million of depreciation expense related to discontinued operations for the years ended December 31, 2008, 2007 and 2006, respectively.

     There were no impairments recognized on real estate held-for-sale for the year ended December 31, 2008 and 2007. Impairment losses recognized on real estate held-for-sale were $8 million for the year ended December 31, 2006. The carrying value of non-income producing real estate was $27 million and $8 million at December 31, 2008 and 2007, respectively. The Company did not own real estate acquired in satisfaction of debt at December 31, 2008 and 2007.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2008, 20%, 14%, 11% and 10% were located in California, Florida, New York and Texas, respectively. Property type diversification is shown in the table below.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................  $2,602      42%    $2,627      48%
Apartments....................................   1,495      24      1,058      19
Real estate investment funds..................     936      15        835      15
Industrial....................................     483       8        443       8
Retail........................................     453       7        423       8
Hotel.........................................     170       3         59       1
Land..........................................      62       1         47       1
Agriculture...................................       9      --          9      --
Other.........................................      46      --         22      --
                                                ------     ---     ------     ---
  Total real estate holdings..................  $6,256     100%    $5,523     100%
                                                ======     ===     ======     ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $4.7 billion and $4.9 billion at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 are $943 million and $1,189 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007 and 2006, net investment income
(loss) from other limited partnership interests was ($92) million, $1,141 million and $705 million and included ($218) million, $71 million and $67 million, respectively of hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $1,233 million for the year ended 2008, due to volatility in the equity and credit markets.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................   $6,646     67.0%   $1,875     42.9%
Leveraged leases, net of non-recourse debt....    1,704     17.2     1,637     37.4
Loans to affiliates...........................      795      8.0       612     14.0
Tax credit partnerships.......................      476      4.8        --       --
Funds withheld................................       44      0.5        57      1.3
Joint venture investment......................       31      0.3         6      0.1
Other.........................................      220      2.2       188      4.3
                                                 ------    -----    ------    -----
Total.........................................   $9,916    100.0%   $4,375    100.0%
                                                 ======    =====    ======    =====



     See Note 4 regarding freestanding derivatives with positive estimated fair values. Loans to affiliates consist of loans to the Company's affiliates, some of which are regulated, to meet their capital requirements. The estimated fair values are determined by discounting expected future cash flows using capital market interest rates currently available for instruments with similar terms issued to companies of comparable credit quality of the respective affiliates. The joint venture investment is accounted for on the equity method and represents the Company's investment in an insurance underwriting joint venture in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Leveraged Leases

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            2008      2007
                                                           ------   -------
                                                             (IN MILLIONS)
Rental receivables, net..................................  $1,478   $ 1,483
Estimated residual values................................   1,217     1,185
                                                           ------   -------
  Subtotal...............................................   2,695     2,668
Unearned income..........................................    (991)   (1,031)
                                                           ------   -------
  Investment in leveraged leases.........................  $1,704   $ 1,637
                                                           ======   =======



     The Company's deferred income tax liability related to leveraged leases was $962 million and $798 million at December 31, 2008 and 2007, respectively. The rental receivables set forth above are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances are as long as 30 years.

     The components of net income from investment in leveraged leases are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Income from investment in leveraged leases (included
  in net investment income)...........................  $ 95      $ 48      $ 55
Less: Income tax expense on leveraged leases..........   (33)      (17)      (18)
                                                        ----      ----      ----
Net income from investment in leveraged leases........  $ 62      $ 31      $ 37
                                                        ====      ====      ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated in the Company's financial statements at December 31, 2008. Generally, creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company.


                                                    DECEMBER 31, 2008
                                                  ---------------------
                                                                TOTAL
                                                    TOTAL      LIABILI-
                                                    ASSETS       TIES
                                                  ---------   ---------
                                                      (IN MILLIONS)
Real estate joint ventures (1)..................   $     26    $     15
Other limited partnership interests (2).........         20           3
Other invested assets (3).......................         10           3
                                                  ---------   ---------
Total...........................................        $56         $21
                                                  =========   =========



--------

   (1) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments. Upon consolidation, the assets and liabilities are reflected at the VIE's carrying amounts. The assets consist of $20 million of real estate and real estate joint ventures held-for-investment, $5 million of cash and cash equivalents and $1 million of other assets. The liabilities of $15 million are included within other liabilities.

   (2) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities. Upon consolidation, the assets and liabilities are reflected at the VIE's

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       carrying amounts. The assets of $20 million are included within other limited partnership interests while the liabilities of $3 million are included within other liabilities.

   (3) Other invested assets include tax-credit partnerships and other investments established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits. Upon consolidation, the assets and liabilities are reflected at the VIE's carrying amounts. The assets of $10 million are included within other invested assets. The liabilities consist of $2 million of long-term debt and $1 million of other liabilities.

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                             DECEMBER 31, 2008
                                                         ------------------------
                                                                        MAXIMUM
                                                          CARRYING      EXPOSURE
                                                         AMOUNT (1)   TO LOSS (2)
                                                         ----------   -----------
                                                               (IN MILLIONS)
Fixed maturity securities available-for-sale:(3)
  Foreign corporate securities.........................    $  362        $  362
  U.S. Treasury/agency securities......................       251           251
Other limited partnership interests....................     2,538         2,965
Other invested assets..................................       310           108
                                                           ------        ------
Total..................................................    $3,461        $3,686
                                                           ======        ======



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties.

   (3) These assets are reflected at fair value within fixed maturity securities available-for-sale.

     As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $229 million and $162 million, respectively, of total invested assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $4 million, $12 million and $10 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The MetLife Intermediate Income Pool (the "MIIP") was formed as a New York general partnership consisting solely of U.S. domestic insurance companies owned directly or indirectly by MetLife, Inc. and is managed by Metropolitan Life Insurance Company. Each partner's investment in the MIIP represents such partner's pro rata ownership interest in the pool. The affiliated companies' ownership interests in the pooled money market securities

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


held by the MIIP was $29 million and $101 million at December 31, 2008 and 2007, respectively. Net investment income allocated to affiliates from the MIIP was $3 million, $7 million, and $8 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................  $230      $142      $ 97
Amortized cost of assets transferred to affiliates...  $220      $145      $ 99
Net investment gains (losses) recognized on
  transfers..........................................  $ 10      $ (3)     $ (2)
Estimated fair value of assets transferred from
  affiliates.........................................  $ 57      $778      $307


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                     DECEMBER 31, 2008                 DECEMBER 31, 2007
                              -------------------------------   -------------------------------
                                            CURRENT MARKET                    CURRENT MARKET
                                             OR FAIR VALUE                     OR FAIR VALUE
                              NOTIONAL   --------------------   NOTIONAL   --------------------
                               AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                              --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Interest rate swaps.........  $ 20,043   $3,188      $1,090     $ 48,445   $  415      $  614
Interest rate floors........    32,855    1,082          --       32,855      420          --
Interest rate caps..........    21,130       10          --       34,784       44          --
Financial futures...........     3,630        2          58        6,131       35          34
Foreign currency swaps......    14,180    1,245       1,066       16,022      639       1,603
Foreign currency forwards...     1,467       47          21        1,799       41          11
Options.....................     2,365      939          35        1,423      123          --
Financial forwards..........     2,087       --          90        4,769       63           1
Credit default swaps........     4,466      133          60        5,529       52          29
Synthetic GICs..............     4,260       --          --        3,670       --          --
Other.......................       250       --         101          250       43          --
                              --------   ------      ------     --------   ------      ------
  Total.....................  $106,733   $6,646      $2,521     $155,677   $1,875      $2,292
                              ========   ======      ======     ========   ======      ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                        REMAINING LIFE
                               ----------------------------------------------------------------
                                                                 AFTER
                                             AFTER ONE YEAR   FIVE YEARS
                               ONE YEAR OR       THROUGH        THROUGH      AFTER
                                   LESS        FIVE YEARS      TEN YEARS   TEN YEARS     TOTAL
                               -----------   --------------   ----------   ---------   --------
                                                         (IN MILLIONS)
Interest rate swaps..........    $   774         $ 8,444        $ 6,950      $3,875    $ 20,043
Interest rate floors.........     12,743             325         19,787          --      32,855
Interest rate caps...........        580          20,550             --          --      21,130
Financial futures............      3,630              --             --          --       3,630
Foreign currency swaps.......      2,130           5,438          5,204       1,408      14,180
Foreign currency forwards....      1,467              --             --          --       1,467
Options......................         --             324          1,967          74       2,365
Financial forwards...........         --              --             --       2,087       2,087
Credit default swaps.........        143           2,791          1,532          --       4,466
Synthetic GICs...............      4,260              --             --          --       4,260
Other........................         --              --            250          --         250
                                 -------         -------        -------      ------    --------
  Total......................    $25,727         $37,872        $35,690      $7,444    $106,733
                                 =======         =======        =======      ======    ========



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company commenced the use of inflation swaps during the second quarter of 2008. Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities, as well as to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security. The Company also enters into certain credit default swaps held in relation to trading portfolios.

     A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or to synthetically create investments and are included in the other classification in the preceding table.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                     DECEMBER 31, 2008                 DECEMBER 31, 2007
                              -------------------------------   -------------------------------
                                              FAIR VALUE                        FAIR VALUE
                              NOTIONAL   --------------------   NOTIONAL   --------------------
                               AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                              --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Fair value..................  $  9,357   $1,737      $  539     $  9,301   $  630      $   94
Cash flow...................     2,541      365         137        3,084       23         311
Foreign operations..........       164        1           1          488       --         111
Non-qualifying..............    94,671    4,543       1,844      142,804    1,222       1,776
                              --------   ------      ------     --------   ------      ------
  Total.....................  $106,733   $6,646      $2,521     $155,677   $1,875      $2,292
                              ========   ======      ======     ========   ======      ======



     The following table presents the settlement payments recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Qualifying hedges:
  Net investment income...............................  $ 21      $ 24      $ 48
  Interest credited to policyholder account balances..    99       (28)      (26)
Non-qualifying hedges:
  Net investment income...............................    (1)       (5)       --
  Net investment gains (losses).......................   (38)      196       225
                                                        ----      ----      ----
     Total............................................  $ 81      $187      $247
                                                        ====      ====      ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
Changes in the fair value of derivatives............  $ 336     $ 319     $ 278
Changes in the fair value of the items hedged.......   (337)     (308)     (278)
                                                      -----     -----     -----
Net ineffectiveness of fair value hedging
  activities........................................  $  (1)    $  11     $  --
                                                      =====     =====     =====



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2008, 2007, and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment losses for the years ended December 31, 2008, 2007 and 2006 related to such discontinued cash flow hedges were $12 million, $3 million and $3 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007, and 2006.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,................................................  $(262)    $(238)    $(207)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges.......................................    483      (185)      (30)
Amounts reclassified to net investment gains
  (losses)..........................................    (93)      150       (15)
Amounts reclassified to net investment income.......      9        12        15
Amortization of transition adjustment...............     --        (1)       (1)
                                                      -----     -----     -----
Other comprehensive income (loss) balance at
  December 31,......................................  $ 137     $(262)    $(238)
                                                      =====     =====     =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008, $36 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2009.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps, options and non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2008, 2007 and 2006.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2008, 2007 and 2006 include gains (losses) of $157 million, ($144) million and ($7) million, respectively, related to foreign currency contracts and non-derivative financial instruments used to hedge its net investments in foreign operations. At December 31, 2008 and 2007, the cumulative foreign currency translation loss recorded in accumulated other comprehensive income (loss) related to these hedges was $78 million and $235 million, respectively. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income
(loss) are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (vi) financial forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) synthetic guaranteed interest contracts; (viii) credit default swaps and total rate of return swaps to synthetically create investments; (ix) basis swaps to better match the cash flows of assets and related liabilities; (x) credit default swaps held in relation to trading portfolios; (xi) swaptions to hedge interest rate risk; and (xii) inflation swaps to reduce risk generated from inflation-indexed liabilities.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2008       2007      2006
                                                     ------     -----     -----
                                                            (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives......................................  $3,470     $(738)    $(702)
Net investment income (loss) (1)...................      54        20        --
                                                     ------     -----     -----
  Total............................................  $3,524     $(718)    $(702)
                                                     ======     =====     =====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures that do not qualify for hedge accounting and changes in estimated fair value related to derivatives held in relation to trading portfolios.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated ceded reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; funds withheld on ceded reinsurance; and guaranteed interest contracts with equity or bond indexed crediting rates.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders................  $   797     $ 34
  Call options in equity securities......................      (72)     (15)
                                                           -------   -------
     Net embedded derivatives within asset host
       contracts.........................................  $   725     $ 19
                                                           =======   =======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders...............  $   298     $  9
  Funds withheld on ceded reinsurance....................   (1,203)      --
  Other..................................................      (83)      52
                                                           -------   -------
     Net embedded derivatives within liability host
       contracts.........................................  $  (988)    $ 61
                                                           =======   =======



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                      YEARS ENDED DECEMBER 31,
                                                  -------------------------------
                                                    2008        2007        2006
                                                  -------     -------     -------
                                                           (IN MILLIONS)
Net investment gains (losses) (1)...............  $ 1,744       $ 15        $ 5


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $442 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 19 for a description of the impact of credit risk on the valuation of derivative instruments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $3,564 million and $233 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2008 and 2007, the Company had also accepted collateral consisting of various securities with a fair market value of $824 million and $98 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2008, none of the collateral had been sold or repledged.

     At December 31, 2008 and 2007, the Company provided securities collateral for various arrangements in connection with derivative instruments of $220 million and $162 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. In addition, the Company has exchange-traded futures, which require the pledging of collateral. At December 31, 2008 and 2007, the Company pledged securities collateral for exchange-traded futures of $0 and $33 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2008 and 2007, the Company provided cash collateral for exchange-traded futures of $77 million and $0, respectively, which is included in premiums and other receivables.

     In connection with synthetically created investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1,558 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $35 million to terminate all of these contracts.

     The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table below. As a result, the maximum amount of potential future recoveries available to offset the $1,558 million from the table below was $8 million at December 31, 2008.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                         DECEMBER 31, 2008
                                         -------------------------------------------------
                                                          MAXIMUM AMOUNT OF     WEIGHTED
                                          FAIR VALUE OF    FUTURE PAYMENTS       AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED  CREDIT DEFAULT      UNDER CREDIT       YEARS TO
CREDIT OBLIGATIONS (1)                        SWAPS       DEFAULT SWAPS (2)   MATURITY (3)
---------------------------------------  --------------   -----------------   ------------
                                                           (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate).......................       $  1              $  116             5.0
  Credit default swaps referencing
     indices...........................        (30)              1,112             4.1
                                              ----              ------
     Subtotal..........................        (29)              1,228             4.2
                                              ----              ------
Baa
  Single name credit default swaps
     (corporate).......................          1                 100             2.3
  Credit default swaps referencing
     indices...........................         (5)                215             4.1
                                              ----              ------
     Subtotal..........................         (4)                315             3.5
                                              ----              ------
Ba
  Single name credit default swaps
     (corporate).......................         --                   5             5.0
  Credit default swaps referencing
     indices...........................         --                  --              --
                                              ----              ------
     Subtotal..........................         --                   5             5.0
                                              ----              ------
B
  Single name credit default swaps
     (corporate).......................         --                  --              --
  Credit default swaps referencing
     indices...........................         (2)                 10             5.0
                                              ----              ------
     Subtotal..........................         (2)                 10             5.0
                                              ----              ------
Caa and lower
  Single name credit default swaps
     (corporate).......................         --                  --              --
  Credit default swaps referencing
     indices...........................         --                  --              --
                                              ----              ------
     Subtotal..........................         --                  --              --
                                              ----              ------
In or near default
  Single name credit default swaps
     (corporate).......................         --                  --              --
  Credit default swaps referencing
     indices...........................         --                  --              --
                                              ----              ------
     Subtotal..........................         --                  --              --
                                              ----              ------
                                              $(35)             $1,558             4.1
                                              ====              ======



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MLIC rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                      DAC      VOBA     TOTAL
                                                    -------   ------   -------
                                                           (IN MILLIONS)
Balance at January 1, 2006........................  $ 8,403    $ 220   $ 8,623
  Capitalizations.................................      936       --       936
                                                    -------   ------   -------
     Subtotal.....................................    9,339      220     9,559
                                                    -------   ------   -------
  Less: Amortization related to:
     Net investment gains (losses)................     (138)      (2)     (140)
     Other expenses...............................      757      (34)      723
                                                    -------   ------   -------
       Total amortization.........................      619      (36)      583
                                                    -------   ------   -------
  Less: Unrealized investment gains (losses)......      105      (14)       91
  Less: Other.....................................       17      (23)       (6)
                                                    -------   ------   -------
Balance at December 31, 2006......................    8,598      293     8,891
  Effect of SOP 05-1 adoption.....................     (195)    (123)     (318)
  Capitalizations.................................      886       --       886
                                                    -------   ------   -------
     Subtotal.....................................    9,289      170     9,459
                                                    -------   ------   -------
  Less: Amortization related to:
     Net investment gains (losses)................     (114)      (1)     (115)
     Other expenses...............................      735       23       758
                                                    -------   ------   -------
       Total amortization.........................      621       22       643
                                                    -------   ------   -------
  Less: Unrealized investment gains (losses)......      110       71       181
  Less: Other.....................................        7       --         7
                                                    -------   ------   -------
Balance at December 31, 2007......................    8,551       77     8,628
  Capitalizations.................................      901       --       901
                                                    -------   ------   -------
       Subtotal...................................    9,452       77     9,529
                                                    -------   ------   -------
  Less: Amortization related to:
     Net investment gains (losses)................      157       (4)      153
     Other expenses...............................      909       19       928
                                                    -------   ------   -------
       Total amortization.........................    1,066       15     1,081
                                                    -------   ------   -------
  Less: Unrealized investment gains (losses)......   (2,274)    (146)   (2,420)
  Less: Other.....................................       (2)      (1)       (3)
                                                    -------   ------   -------
Balance at December 31, 2008......................  $10,662    $ 209   $10,871
                                                    =======   ======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $19 million in 2009, $11 million in 2010, $11 million in 2011, $10 million in 2012, and $10 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                        DAC                  VOBA                 TOTAL
                                 ----------------   ---------------------   ----------------
                                                         DECEMBER 31,
                                 -----------------------------------------------------------
                                   2008     2007       2008        2007       2008     2007
                                 -------   ------   ---------   ---------   -------   ------
                                                        (IN MILLIONS)
Institutional:
  Group life...................  $    68   $   74   $       8   $       8   $    76   $   82
  Retirement & savings.........       31       32          --          --        31       32
  Non-medical health & other...      898      793          --          --       898      793
                                 -------   ------   ---------   ---------   -------   ------
     Subtotal..................      997      899           8           8     1,005      907
                                 -------   ------   ---------   ---------   -------   ------
Individual:
  Traditional life.............    5,380    3,789         102         (11)    5,482    3,778
  Variable & universal life....    2,095    2,131          65          49     2,160    2,180
  Annuities....................    2,188    1,730          31          27     2,219    1,757
                                 -------   ------   ---------   ---------   -------   ------
     Subtotal..................    9,663    7,650         198          65     9,861    7,715
                                 -------   ------   ---------   ---------   -------   ------
Corporate & Other..............        2        2           3           4         5        6
                                 -------   ------   ---------   ---------   -------   ------
Total..........................  $10,662   $8,551        $209        $ 77   $10,871   $8,628
                                 =======   ======   =========   =========   =======   ======



6.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill is as follows:

                                                              DECEMBER 31,
                                                             --------------
                                                             2008      2007
                                                             ----      ----
                                                              (IN MILLIONS)
Balance at beginning of the period.........................  $108      $106
Acquisitions...............................................     3         2
                                                             ----      ----
Balance at the end of the period...........................  $111      $108
                                                             ====      ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding goodwill by segment and reporting unit is as follows:

                                                                DECEMBER 31,
                                                              ---------------
                                                              2008       2007
                                                              ----       ----
                                                               (IN MILLIONS)
Institutional:
  Group life................................................  $  3       $  3
  Retirement & savings......................................     2          2
  Non-medical health & other................................    65         62
                                                              ----       ----
     Subtotal...............................................    70         67
                                                              ----       ----
Individual:
  Traditional life..........................................    24         24
  Variable & universal life.................................     3          3
  Annuities.................................................    10         10
                                                              ----       ----
     Subtotal...............................................    37         37
                                                              ----       ----
Corporate & Other...........................................     4          4
                                                              ----       ----
Total.......................................................  $111       $108
                                                              ====       ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2008 based upon data as of June 30, 2008. Such tests indicated that goodwill was not impaired as of September 30, 2008. Current economic conditions, the sustained low level of equity markets and lower operating earnings projections, particularly for the Individual segment, required management of the Company to consider the impact of these events on the recoverability of its assets, in particular its goodwill. Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed management concluded no impairment of goodwill had occurred for any of the Company's reporting units at December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                                             OTHER
                                  FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                     BENEFITS        ACCOUNT BALANCES        FUNDS
                                -----------------   -----------------   ---------------
                                                      DECEMBER 31,
                                -------------------------------------------------------
                                  2008      2007      2008      2007     2008     2007
                                -------   -------   -------   -------   ------   ------
                                                     (IN MILLIONS)
Institutional
  Group life..................  $ 3,345   $ 3,326   $12,975   $13,207   $2,527   $2,359
  Retirement & savings........   28,485    26,119    49,276    38,749       59      213
  Non-medical health & other..   11,436    10,430       501       501      595      595
Individual
  Traditional life............   52,011    51,457        --        --    1,381    1,431
  Variable & universal life...      293       229     6,260     6,121      780      791
  Annuities...................    2,041     1,817    21,761    20,056       17       14
  Other.......................        1        --     2,482     2,368       --        1
Corporate & Other (1).........      571       374        53         1      124      131
                                -------   -------   -------   -------   ------   ------
  Total.......................  $98,183   $93,752   $93,308   $81,003   $5,483   $5,535
                                =======   =======   =======   =======   ======   ======



--------

   (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $395 million and $406 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $606 million and $613 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were ($205) million and ($251) million at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                       2008       2007       2006
                                                       ----       ----       ----
                                                              (IN MILLIONS)
Balance at January 1,................................  $431       $439       $ --
Acquisitions.........................................     9         --        441
Amortization.........................................   (13)        (8)        (2)
                                                       ----       ----       ----
Balance at December 31,..............................  $427       $431       $439
                                                       ====       ====       ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2009, $19 million in 2010, $22 million in 2011, $25 million in 2012 and $27 million in 2013. See Note 2 for a description of acquisitions and dispositions.

     The value of the identifiable intangibles included in the table above reflects the estimated fair value of the Citigroup/Travelers distribution agreement and customer relationships acquired at the original acquisition date and will be amortized in relation to the expected economic benefits of the agreement. The weighted average

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortization period of the intangible assets is 16 years. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                       2008       2007       2006
                                                       ----       ----       ----
                                                              (IN MILLIONS)
Balance at January 1,................................  $132       $121       $ 95
Capitalization.......................................    40         29         31
Amortization.........................................   (28)       (18)        (5)
                                                       ----       ----       ----
Balance at December 31,..............................  $144       $132       $121
                                                       ====       ====       ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $48.2 billion and $71.4 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $24.1 billion and $18.3 billion at December 31, 2008 and 2007, respectively. The latter category consisted primarily of Met Managed GICs and participating close-out contracts. The average interest rate credited on these contracts was 4.40% and 4.73% at December 31, 2008 and 2007, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1.3 billion, $1.3 billion and $1.2 billion for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company's proportional interest in separate accounts is included in the consolidated balance sheets as follows:

                                                               DECEMBER 31,
                                                              --------------
                                                              2008      2007
                                                              ----      ----
                                                               (IN MILLIONS)
Fixed maturity securities...................................   $ 5       $ 6
Equity securities...........................................   $16       $35
Cash and cash equivalents...................................  $ --       $ 1


     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2008, 2007 and 2006, the Company issued

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$5.7 billion, $4.6 billion and $5.2 billion, respectively, and repaid $7.6 billion, $3.7 billion and $1.5 billion, respectively, of GICs under this program. At December 31, 2008 and 2007, GICs outstanding, which are included in policyholder account balances, were $17.3 billion and $19.1 billion, respectively. During the years ended December 31, 2008, 2007 and 2006, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $840 million, $917 million and $672 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     Metropolitan Life Insurance Company is a member of the FHLB of NY and holds $830 million and $339 million of common stock of the FHLB of NY at December 31, 2008 and 2007, respectively, which is included in equity securities. MLIC has also entered into funding agreements with the FHLB of NY whereby MLIC has issued such funding agreements in exchange for cash and for which the FHLB of NY has been granted a lien on certain MLIC assets, including residential mortgage-backed securities to collateralize MLIC's obligations under the funding agreements. MLIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MLIC, the FHLB of NY's recovery on the collateral is limited to the amount of MLIC's liability to the FHLB of NY. The amount of the Company's liability for funding agreements with the FHLB of NY was $15.2 billion and $4.6 billion at December 31, 2008 and 2007, respectively, which is included in policyholder account balances. The advances on these agreements are collateralized by mortgage-backed securities with estimated fair values of $17.8 billion and $4.8 billion at December 31, 2008 and 2007, respectively.

     Metropolitan Life Insurance Company has issued funding agreements to certain trusts that have issued securities guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such trusts was $2.5 billion at both December 31, 2008 and 2007, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural real estate mortgage loans with estimated fair values of $2.9 billion at both December 31, 2008 and 2007.

     Approximately $3.0 billion of the obligations outstanding at MLIC at December 31, 2008 are subject to a temporary contingent increase in MLIC's borrowing capacity which is scheduled to expire at December 31, 2009. The Company does not expect to have any difficulties in meeting the contingencies associated with the increased capacity.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2008      2007      2006
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Balance at January 1,.............................  $ 5,174   $ 4,500   $ 4,191
  Less: Reinsurance recoverables..................     (265)     (268)     (295)
                                                    -------   -------   -------
Net balance at January 1,.........................    4,909     4,232     3,896
                                                    -------   -------   -------
Incurred related to:
  Current year....................................    4,063     3,743     2,997
  Prior years.....................................      (86)     (104)      (28)
                                                    -------   -------   -------
                                                      3,977     3,639     2,969
                                                    -------   -------   -------
Paid related to:
  Current year....................................   (2,481)   (2,077)   (1,814)
  Prior years.....................................   (1,002)     (885)     (819)
                                                    -------   -------   -------
                                                     (3,483)   (2,962)   (2,633)
                                                    -------   -------   -------
Net balance at December 31,.......................    5,403     4,909     4,232
  Add: Reinsurance recoverables...................      266       265       268
                                                    -------   -------   -------
Balance at December 31,...........................  $ 5,669   $ 5,174   $ 4,500
                                                    =======   =======   =======



     During 2008, 2007 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $86 million, $104 million and $28 million, respectively, due to improved loss ratios for non-medical health claim liabilities and improved claim management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                 DECEMBER 31,
                                       ---------------------------------------------------------------
                                                    2008                             2007
                                       ------------------------------   ------------------------------
                                           IN THE             AT            IN THE             AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
  Separate account value.............     $   3,177             N/A        $   3,937             N/A
  Net amount at risk (2).............     $     706 (3)         N/A        $       7 (3)         N/A
  Average attained age of
     contractholders.................      60 years             N/A         60 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Separate account value.............     $  28,448       $   5,693        $  36,404       $   6,524
  Net amount at risk (2).............     $   6,081 (3)   $   2,399 (4)    $     399 (3)   $      86 (4)
  Average attained age of
     contractholders.................      62 years        58 years         62 years        57 years
TWO TIER ANNUITIES
  General account value..............           N/A       $     283              N/A       $     286
  Net amount at risk (2).............           N/A       $      50 (5)          N/A       $      51 (5)
  Average attained age of
     contractholders.................           N/A        60 years              N/A        60 years



                                                                DECEMBER 31,
                                             -------------------------------------------------
                                                       2008                      2007
                                             -----------------------   -----------------------
                                              SECONDARY     PAID-UP     SECONDARY     PAID-UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate
  account).................................   $   4,908    $   1,349    $   6,550    $   1,403
Net amount at risk (2).....................   $ 102,690 (3)$  12,485 (3)$ 103,219 (3)$  13,482 (3)
Average attained age of policyholders......    49 years     55 years     47 years     54 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

   (5) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                UNIVERSAL AND VARIABLE
                                       ANNUITY CONTRACTS            LIFE CONTRACTS
                                  --------------------------   -----------------------
                                  GUARANTEED     GUARANTEED                    PAID
                                     DEATH     ANNUITIZATION    SECONDARY       UP
                                   BENEFITS       BENEFITS     GUARANTEES   GUARANTEES   TOTAL
                                  ----------   -------------   ----------   ----------   -----
                                                          (IN MILLIONS)
Balance at January 1, 2006......      $ 8           $ 7            $ 8          $10       $ 33
Incurred guaranteed benefits....        1            --              1           (1)         1
Paid guaranteed benefits........       (3)           --             --           --         (3)
                                      ---           ---            ---          ---       ----
Balance at December 31, 2006....        6             7              9            9         31
Incurred guaranteed benefits....        4             8              4            3         19
Paid guaranteed benefits........       (2)           --             --           --         (2)
                                      ---           ---            ---          ---       ----
Balance at December 31, 2007....        8            15             13           12         48
Incurred guaranteed benefits....       27            48             14            1         90
Paid guaranteed benefits........       (6)           --             --           --         (6)
                                      ---           ---            ---          ---       ----
Balance at December 31, 2008....      $29           $63            $27          $13       $132
                                      ===           ===            ===          ===       ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $66 million, $24 million and $21 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $12,973   $23,494
  Balanced..............................................    5,342     5,312
  Bond..................................................    2,837     3,430
  Money Market..........................................      419       350
  Specialty.............................................      219       402
                                                          -------   -------
     Total..............................................  $21,790   $32,988
                                                          =======   =======



8.  REINSURANCE

     The Company's Individual segment life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its individual universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company's Individual segment also reinsures 90% of the new production of fixed annuities from several affiliates. The Company's Individual segment also reinsures 100% of the living and death benefit riders issued associated with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit riders associated with its variable annuities issued prior to 2004 to affiliated and non-affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Institutional segment generally retains most of its risks and does not significantly utilize reinsurance. The Company may, on certain client arrangements, cede particular risks to reinsurers.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                          (IN MILLIONS)
PREMIUMS:
  Direct premiums................................  $19,246   $17,411   $16,958
  Reinsurance assumed............................    1,334       951       694
  Reinsurance ceded..............................   (2,136)   (1,927)   (1,716)
                                                   -------   -------   -------
     Net premiums................................  $18,444   $16,435   $15,936
                                                   =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type
     product policy fees.........................  $ 2,741   $ 2,589   $ 2,460
  Reinsurance assumed............................        7         2         1
  Reinsurance ceded..............................     (463)     (345)     (278)
                                                   -------   -------   -------
     Net universal life and investment-type
       product policy fees.......................  $ 2,285   $ 2,246   $ 2,183
                                                   =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims........  $21,863   $19,454   $18,795
  Reinsurance assumed............................    1,018       530       645
  Reinsurance ceded..............................   (2,182)   (1,709)   (1,793)
                                                   -------   -------   -------
     Net policyholder benefits and claims........  $20,699   $18,275   $17,647
                                                   =======   =======   =======



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables......................  $ 2,817   $ 1,808
Deposit recoverables....................................    2,069     2,516
Claim recoverables......................................      201       197
All other recoverables..................................      290        27
                                                          -------   -------
  Total.................................................  $ 5,377   $ 4,548
                                                          =======   =======
AFFILIATED RECOVERABLES:
Closed block recoverables...............................  $15,862   $16,011
Future policy benefit recoverables......................    2,847     1,866
Claim recoverables......................................      156         6
All other recoverables..................................      478        51
                                                          -------   -------
  Total.................................................  $19,343   $17,934
                                                          =======   =======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     Included in the unaffiliated reinsurance recoverables are $1.2 billion at both December 31, 2008 and 2007, related to reinsurance of long-term GICs, structured settlement lump sum contracts and $0.6 billion and $1.1 billion at December 31, 2008 and 2007, respectively, related to the reinsurance of investment-type contracts held by small market defined benefit contribution plans.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $1,811 million of unaffiliated reinsurance recoverable balances secured by funds held in trust as collateral, $353 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $284 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances except for $1,198 million of reserves and $8 million of other receivables are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $3,699 million, or 69%, of its total unaffiliated reinsurance recoverable balance of $5,377 million at December 31, 2008. Of these reinsurance recoverable balances, $1,736 million were secured by funds held in trust as collateral, $226 million were secured through irrevocable letters of credit issued by various financial institutions and $212 million of reinsurance recoverable balances were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $1,509 million and $323 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $21.0 billion and $20.1 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter Reassurance Company, Ltd., Texas Life Insurance Company ("TLIC"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, and MTL, all of which are related parties. The table below includes amounts related to transactions between these related parties and RGA through September 12, 2008, the date of the Company's dividend of interests in RGA.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Assumed premiums.....................................  $ 28      $ 52      $ 42
Assumed fees, included in universal life and
  investment-type product policy fees................  $  7      $  2      $  1
Interest earned on assumed reinsurance, included in
  other revenues.....................................  $ (5)     $ (4)     $ (3)
Assumed benefits, included in policyholder benefits
  and claims.........................................  $ 99      $ 54      $ 86
Assumed benefits, included in interest credited on
  policyholder account balances......................  $ 22      $ 18      $ 11
Assumed acquisition costs, included in other
  expenses...........................................  $128      $144      $322
Ceded premiums.......................................  $ 46      $113      $116
Ceded fees, included in universal life and
  investment-type product policy fees................  $178      $112      $ 64
Income from deposit contracts, included in other
  revenues (1).......................................  $923      $ --      $ --
Ceded benefits, included in policyholder benefits and
  claims.............................................  $133      $ 80      $ 69
Ceded benefits, included in interest credited to
  policyholder account balances......................  $ 70      $ 65      $ 49
Ceded benefits, included in policyholder dividends...  $ 20      $ 29      $ 27
Interest costs on ceded reinsurance, included in
  other expenses (1).................................  $831      $  5      $ (2)


--------

   (1) In December 2007, the Company ceded a portion of its closed block liabilities on a coinsurance with funds withheld basis to MRC, an affiliate. In connection with this cession, the Company recognized $835 million of interest earned on the deposit included within premiums and other receivables, as well as certain administrative fees, at December 31, 2008. The Company also recognized $911 million of interest expense associated with the funds withheld included in other expenses for the year ended December 31, 2008.

     The Company has ceded risks to another affiliate related to guaranteed minimum benefit riders written by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net investment gains (losses). The embedded derivatives ceded are included within premiums and other receivables and were assets of $797 million and $34 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006, net investment gains (losses) included $763 million, $42 million and ($18) million, respectively, in changes in estimated fair value of such embedded derivatives.

     Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $1,203 million at December 31, 2008. The change in estimated fair value of the embedded derivative, included in net investment gains (losses), was $1,203 million for the year ended December 31, 2008.

     On December 1, 2006, TLIC, an affiliate of the Company, recaptured business previously ceded under a 2002 reinsurance treaty with the Company. The agreement required the Company to assume, on a co-insurance basis, certain structured settlement business from TLIC. On January 5, 2007, the Company transferred cash in the amount of $989 million, which represented $984 million for the fair value of the returned future policy benefits plus $5 million in interest. For the year ended December 31, 2006, as a result of this transaction, the Company recognized an expense of $184 million.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

9.  CLOSED BLOCK

     On April 7, 2000, (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

     Recent experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized losses, has resulted in a reduction of the policyholder dividend obligation to zero during the year

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ended December 31, 2008. The reduction of the policyholder dividend obligation to zero and the Company's decision to revise the expected policyholder dividend scales, which are based upon statutory results, has resulted in reduction to both actual and expected cumulative earnings of the closed block. This change in the timing of the expected cumulative earnings of the closed block combined with a policyholder dividend obligation of zero has resulted in a reduction in the DAC associated with closed block, which resides outside of the closed block, and a corresponding decrease in the Company's net income of $127 million, net of income tax, for the year ended December 31, 2008. Amortization of the closed block DAC will be based upon actual cumulative earnings rather than expected cumulative earnings of the closed block until such time as the actual cumulative earnings of the closed block exceed the expected cumulative earnings, at which time the policyholder dividend obligation will be reestablished. Actual cumulative earnings less than expected cumulative earnings will result in future reductions to DAC and net income of the Company and increase sensitivity of the Company's net income to movements in closed block results. See also Note 5 for further information regarding DAC.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block liabilities and assets designated to the closed block is as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits..................................  $43,520   $43,362
Other policyholder funds................................      315       323
Policyholder dividends payable..........................      711       709
Policyholder dividend obligation........................       --       789
Payables for collateral under securities loaned and
  other transactions....................................    2,852     5,610
Other liabilities.......................................      254       290
                                                          -------   -------
  Total closed block liabilities........................   47,652    51,083
                                                          -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturity securities available-for-sale, at
     estimated fair value (amortized cost: $27,947 and
     $29,631, respectively).............................   26,205    30,481
  Equity securities available-for-sale, at estimated
     fair value (cost: $280 and $1,555, respectively)...      210     1,875
  Mortgage loans on real estate.........................    7,243     7,472
  Policy loans..........................................    4,426     4,290
  Real estate and real estate joint ventures held-for-
     investment.........................................      381       297
  Short-term investments................................       52        14
  Other invested assets.................................      952       829
                                                          -------   -------
     Total investments..................................   39,469    45,258
Cash and cash equivalents...............................      262       333
Accrued investment income...............................      484       485
Deferred income tax assets..............................    1,632       640
Premiums and other receivables..........................       98       151
                                                          -------   -------
     Total assets designated to the closed block........   41,945    46,867
                                                          -------   -------
Excess of closed block liabilities over assets
  designated to the closed block........................    5,707     4,216
                                                          -------   -------
Amounts included in accumulated other comprehensive
  income (loss):
  Unrealized investment gains (losses), net of income
     tax of ($633) and $424, respectively...............   (1,174)      751
  Unrealized gains (losses) on derivative instruments,
     net of income tax of ($8) and ($19), respectively..      (15)      (33)
  Allocated $284, net of income tax, to policyholder
     dividend obligation at December 31, 2007...........       --      (505)
                                                          -------   -------
Total amounts included in accumulated other
  comprehensive income (loss)...........................   (1,189)      213
                                                          -------   -------
Maximum future earnings to be recognized from closed
  block assets and liabilities..........................  $ 4,518   $ 4,429
                                                          =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block policyholder dividend obligation is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       2008       2007        2006
                                                      -----      ------      ------
                                                              (IN MILLIONS)
Balance at January 1,...............................  $ 789      $1,063      $1,607
Impact on revenues, net of expenses and income tax..     --          --        (114)
Change in unrealized investment and derivative gains
  (losses)..........................................   (789)       (274)       (430)
                                                      -----      ------      ------
Balance at December 31,.............................  $  --      $  789      $1,063
                                                      =====      ======      ======



     Information regarding the closed block revenues and expenses is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                        ------------------------------
                                                         2008        2007        2006
                                                        ------      ------      ------
                                                                 (IN MILLIONS)
REVENUES
  Premiums............................................  $2,787      $2,870      $2,959
  Net investment income and other revenues............   2,248       2,350       2,355
  Net investment gains (losses).......................     (84)         28        (130)
                                                        ------      ------      ------
     Total revenues...................................   4,951       5,248       5,184
                                                        ------      ------      ------
EXPENSES
  Policyholder benefits and claims....................   3,393       3,457       3,474
  Policyholder dividends..............................   1,498       1,492       1,479
  Change in policyholder dividend obligation..........      --          --        (114)
  Other expenses......................................     217         231         247
                                                        ------      ------      ------
     Total expenses...................................   5,108       5,180       5,086
                                                        ------      ------      ------
Revenues, net of expenses before income tax...........    (157)         68          98
Income tax............................................     (68)         21          34
                                                        ------      ------      ------
Revenues, net of expenses and income tax from
  continuing operations...............................     (89)         47          64
Revenues, net of expenses and income tax from
  discontinued operations.............................      --          --           1
                                                        ------      ------      ------
Revenues, net of expenses, income taxes and
  discontinued operations.............................  $  (89)     $   47      $   65
                                                        ======      ======      ======



     The change in the maximum future earnings of the closed block is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at December 31,.............................  $4,518   $4,429   $4,480
Less:
  Cumulative effect of a change in accounting
     principle, net of income tax...................      --       (4)      --
Balance at January 1,...............................   4,429    4,480    4,545
                                                      ------   ------   ------
Change during year..................................  $   89   $  (47)  $  (65)
                                                      ======   ======   ======



     Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

10.  LONG-TERM AND SHORT-TERM DEBT

     Long-term and short-term debt outstanding is as follows:

                                      INTEREST RATES
                                 -----------------------                 DECEMBER 31,
                                                WEIGHTED               ---------------
                                     RANGE       AVERAGE    MATURITY    2008     2007
                                 ------------   --------   ---------   ------   ------
                                                                        (IN MILLIONS)
Surplus notes -- affiliated....   3.89%-7.38%     5.66%    2009-2037   $1,394   $1,394
Surplus notes..................   7.63%-7.88%     7.86%    2015-2025      698      697
Capital notes -- affiliated....      7.13%        7.13%    2032-2033      500      500
Other notes with varying
  interest rates...............  4.45%-12.00%     7.95%    2009-2016       66       45
Secured demand
  note -- affiliated...........      0.50%        0.50%       2011         25       --
Capital lease obligations......                                            39       51
                                                                       ------   ------
Total long-term debt...........                                         2,722    2,687
Total short-term debt..........                                           414      357
                                                                       ------   ------
  Total........................                                        $3,136   $3,044
                                                                       ======   ======



     The aggregate maturities of long-term debt at December 31, 2008 for the next five years are $710 million in 2009, $66 million in 2010, $25 million in 2011, $1 million in 2012, less than $1 million in 2013 and $1,920 million thereafter.

     Capital lease obligations are collateralized and rank highest in priority, followed by unsecured senior debt which consists of other notes with varying interest rates. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

     Long-term debt, credit facilities and letters of credit of MetLife, Inc. and its subsidiaries contain various covenants. The Company has certain administrative, reporting, legal and financial covenants in several of these arrangements. The Company was in compliance with all covenants at December 31, 2008 and 2007.

  SURPLUS NOTES -- AFFILIATED

     In December 2007, the Company repaid the $800 million surplus note issued in December 2005 with an interest rate of 5.00% to MetLife, Inc. and then issued to MetLife, Inc. a $700 million surplus note with an interest rate of LIBOR plus 1.15%.

     In December 2007, the Company issued a $694 million surplus note to MetLife Capital Trust IV, an affiliate, with an interest rate of 7.38%.

  SECURED DEMAND NOTE -- AFFILIATED

     Effective September 30, 2008, the Company entered into a secured demand note collateral agreement with an affiliate pursuant to which the affiliate pledged securities to the Company to collateralize its obligation to lend $25 million to the Company. The Company has not exercised its right to sell or repledge the collateral.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SHORT-TERM DEBT

     Short-term debt was $414 million and $357 million at December 31, 2008 and 2007, respectively, which consisted entirely of commercial paper. During the years ended December 31, 2008, 2007 and 2006, the weighted average interest rate of short-term debt was 2.4%, 5.1% and 5.1%, respectively. During the years ended December 31, 2008, 2007 and 2006, the average daily balance of short-term debt was $421 million, $927 million and $768 million, respectively, and was outstanding for an average of 25 days, 25 days and 53 days, respectively.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $192 million, $190 million and $184 million for the years ended December 31, 2008, 2007 and 2006, respectively, and does not include interest expense on shares subject to mandatory redemption. See Note 11. These amounts include $120 million, $78 million and $76 million of interest expense related to affiliated debt for the years ended December 31, 2008, 2007 and 2006, respectively.

  CREDIT AND COMMITTED FACILITIES AND LETTERS OF CREDIT

     Credit Facility. MetLife Funding, Inc., a subsidiary of the Company, maintains a committed and unsecured credit facility of $2.9 billion at December 31, 2008. When drawn upon, this facility bears interest at varying rates in accordance with the agreement as specified below. This facility can be used for general corporate purposes and, at December 31, 2008, the facility also served as a back-up line of credit for the Company's commercial paper program. This agreement contains various administrative, reporting, legal and financial covenants, including a covenant requiring MetLife, Inc. to maintain a specified minimum consolidated net worth. Management has no reason to believe that its lending counterparties are unable to fulfill their respective contractual obligations.

     Total fees associated with this credit facility were $17 million, of which $11 million related to deferred amendment fees, for the year ended December 31, 2008. Information on this credit facility at December 31, 2008 is as follows:

                                                                   LETTER OF
                                                                     CREDIT                   UNUSED
BORROWER(S)                               EXPIRATION    CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS
-----------                              ------------   --------   ---------   ---------   -----------
                                                                 (IN MILLIONS)
MetLife, Inc. and MetLife Funding,
  Inc. ...............................   June 2012 (1)   $2,850      $2,313       $ --         $537
                                                         ------      ------       ----         ----
  Total...............................                   $2,850      $2,313        $--         $537
                                                         ======      ======       ====         ====



--------

   (1) In December 2008, MetLife, Inc. and MetLife Funding, Inc. entered into an amended and restated $2.85 billion credit agreement with various financial institutions. The agreement amended and restated the $3.0 billion credit agreement entered into in June 2007. Proceeds are available to be used for general corporate purposes, to support their commercial paper programs and for the issuance of letters of credit. All borrowings under the credit agreement must be repaid by June 2012, except that letters of credit outstanding upon termination may remain outstanding until June 2013. The borrowers and the lenders under this facility may agree to extend the term of all or part of the facility to no later than June 2014, except that letters of credit outstanding upon termination may remain outstanding until June 2015. Fees for this agreement include a 0.25% facility fee, 0.075% fronting fee, a letter of credit fee between 1% and 5% based on certain market rates and a 0.05% utilization fee, as applicable, and may vary based on MetLife, Inc.'s senior unsecured ratings. MetLife, Inc. and MetLife Funding, Inc. incurred amendment costs of $11 million related to the $2,850 million amended and restated credit agreement, which have been capitalized and included in other assets. These costs will be amortized over the term of the agreement. MetLife, Inc. did not have any deferred financing costs associated with the original June 2007 credit agreement.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Committed Facility. Missouri Reinsurance (Barbados), Inc., a subsidiary of the Company, maintains a committed facility of $500 million at December 31, 2008. When drawn upon, this facility bears interest at varying rates in accordance with the agreement as specified below. The facility is used for collateral for certain of the Company's reinsurance reserves. This facility contains various administrative, reporting, legal and financial covenants. Management has no reason to believe that its lending counterparties are unable to fulfill their respective contractual obligations.

     Total fees associated with this committed facility were $4 million for the year ended December 31, 2008. Information on the committed facility at December 31, 2008 is as follows:

                                                                    LETTER OF
                                                                      CREDIT       UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)      EXPIRATION    CAPACITY   DRAWDOWNS   ISSUANCES   COMMITMENTS    (YEARS)
-------------------------     ------------   --------   ---------   ---------   -----------   --------
                                                            (IN MILLIONS)
Exeter Reassurance Company
  Ltd., MetLife, Inc., &
  Missouri Reinsurance
  (Barbados), Inc. .........  June 2016 (1)    $500        $--         $490         $10           7
                                               ----        ---         ----         ---
  Total.....................                   $500        $--         $490         $10
                                               ====        ===         ====         ===



--------

   (1) Letters of credit and replacements or renewals thereof issued under this facility of $280 million, $10 million and $200 million are set to expire no later than December 2015, March 2016 and June 2016, respectively.

     Letters of Credit. At December 31, 2008, the Company had outstanding $2.8 billion in letters of credit from various financial institutions, of which $490 million and $2.3 billion were part of committed and credit facilities, respectively. As commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

11. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. In October 2007, GenAmerica redeemed these securities which were due to mature on June 30, 2027. As a result of this redemption, the Company recognized additional interest expense of $10 million. Interest expense on these instruments is included in other expenses and was $20 million and $11 million for the years ended December 31, 2007 and 2006, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ----------------------------
                                                        2008        2007       2006
                                                       ------      ------      ----
                                                               (IN MILLIONS)
Current:
  Federal............................................  $  (58)     $1,067      $492
  State and local....................................       2          22         5
  Foreign............................................      17           9         8
                                                       ------      ------      ----
  Subtotal...........................................     (39)      1,098       505
                                                       ------      ------      ----
Deferred:
  Federal............................................   1,689         (53)       43
  State and local....................................      --          18        19
  Foreign............................................       1          (9)      (10)
                                                       ------      ------      ----
  Subtotal...........................................   1,690         (44)       52
                                                       ------      ------      ----
Provision for income tax.............................  $1,651      $1,054      $557
                                                       ======      ======      ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       2008        2007        2006
                                                      ------      ------      -----
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate................  $1,759      $1,157      $ 780
Tax effect of:
  Tax-exempt investment income......................    (116)       (160)      (167)
  State and local income tax........................       1          33         19
  Prior year tax....................................      52          38        (26)
  Foreign tax rate differential and change in
     valuation allowance............................     (14)        (18)       (21)
  Other, net........................................     (31)          4        (28)
                                                      ------      ------      -----
Provision for income tax............................  $1,651      $1,054      $ 557
                                                      ======      ======      =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables................  $3,312   $3,005
  Net operating loss carryforwards........................      24       47
  Employee benefits.......................................     616      120
  Tax credit carryforwards................................     298       --
  Net unrealized investment losses........................   4,062       --
  Litigation-related and government mandated..............     264       45
  Other...................................................     111      202
                                                            ------   ------
                                                             8,687    3,419
Less: Valuation allowance.................................      14        8
                                                            ------   ------
                                                             8,673    3,411
                                                            ------   ------
Deferred income tax liabilities:
  Investments, including derivatives......................   3,918    1,493
  DAC.....................................................   2,167    2,207
  Net unrealized investment gains.........................      --      689
  Other...................................................      31        7
                                                            ------   ------
                                                             6,116    4,396
                                                            ------   ------
Net deferred income tax asset/(liability).................  $2,557   $ (985)
                                                            ======   ======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2008 and will expire beginning in 2024. Foreign net operating loss carryforwards amount to $51 million at December 31, 2008 and were generated in various foreign countries with expiration periods of five years to indefinite expiration. Tax credit carryforwards amount to $298 million at December 31, 2008.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will be not realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2008, the Company recorded an increase to the deferred tax valuation allowance of $6 million related to certain foreign net operating loss carryforwards.

     The Company has not established a valuation allowance against the deferred tax asset of $4,062 million recognized in connection with unrealized losses at December 31, 2008. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2000. In 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2009.

     As a result of the implementation of FIN 48 on January 1, 2007, the Company recognized a $18 million increase in the liability for unrecognized tax benefits and a $16 million decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $13 million, net of $11 million of minority interest included in liabilities of subsidiaries held-for-sale. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $797 million. The Company reclassified, at adoption, $568 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company also reclassified, at adoption, $211 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits at January 1, 2007 that would affect the effective tax rate, if recognized, was $586 million. The Company also had $198 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $655 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $475 million. The total amount of unrecognized tax benefits decreased by $142 million from the date of adoption primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, post-sale purchase price adjustments and reinsurance offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $171 million, were reclassified to current and deferred income taxes, as applicable, and a payment of $156 million was made in December of 2007, with $6 million to be paid in 2009 and the remaining $9 million to be paid in future years.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits was $593 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $485 million. The total amount of unrecognized tax benefits decreased by $62 million from December 31, 2007 primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, leasing and tax credits offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $135 million, were reclassified to current and deferred income taxes, as applicable. Of the $135 million reclassified to current and deferred income taxes, $2 million was paid in 2008 and $133 million will be paid in 2009.

     The Company's liability for unrecognized tax benefits will change in the next 12 months pending the outcome of remaining issues associated with the current IRS audit including tax-exempt income and tax credits. Management is working to resolve the remaining audit items directly with IRS auditors as well as through available accelerated IRS resolution programs and may protest any unresolved issues through the IRS appeals process and, possibly, litigation, the timing and extent of which is uncertain. At this time, a reasonable estimate of the range of a payment or change in the liability is between $40 million and $50 million; however, the Company continues to believe that the ultimate resolution of the issues will not result in a material effect on its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2008 and December 31, 2007, is as follows:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             -----   -----
                                                             (IN MILLIONS)
Balance as of beginning of the period......................  $ 655   $ 797
Additions for tax positions of prior years.................      4      32
Reductions for tax positions of prior years................    (33)    (51)
Additions for tax positions of current year................    120      52
Reductions for tax positions of current year...............    (12)     --
Settlements with tax authorities...........................   (135)   (171)
Lapses of statutes of limitations..........................     (6)     (4)
                                                             -----   -----
Balance as of end of the period............................  $ 593   $ 655
                                                             =====   =====



     During the year ended December 31, 2007, the Company recognized $72 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $197 million of accrued interest associated with the liability for unrecognized tax benefits. The $1 million increase, from the date of adoption, in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $72 million of interest expense and a $73 million decrease primarily resulting from the aforementioned IRS settlements. During 2007, the $73 million resulting from IRS settlements was reclassified to current income tax payable and will be paid in 2009.

     During the year ended December 31, 2008, the Company recognized $33 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $156 million of accrued interest associated with the liability for unrecognized tax benefits. The $41 million decrease from December 31, 2007 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $33 million of interest expense and a $74 million decrease primarily resulting from the aforementioned IRS settlements. Of the $74 million decrease, $73 million has been reclassified to current income tax payable and the remaining $1 million reduced interest expense. Of the $73 million reclassified to current income tax payable, $4 million was paid in 2008 and the remainder of $69 million will be paid in 2009.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $104 million and $113 million, respectively, related to the separate account DRD.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. In 2007, the Company received $39 million upon the resolution of an indemnification claim associated with the 2000 acquisition of GALIC, and the Company reduced legal liabilities by $31 million after the settlement of certain cases. The review includes senior legal and financial personnel. Unless stated below, estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below; in 2007 the Company increased legal liabilities for pending sales practices, employment, and intellectual property litigation matters against the Company. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2008.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of the Plan and the adequacy and accuracy of Metropolitan Life Insurance Company's disclosure to policyholders regarding the Plan. The actions discussed below name as defendants some or all of Metropolitan Life Insurance Company, MetLife, Inc., and individual directors. Metropolitan Life Insurance Company, MetLife, Inc., and the individual directors believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     Fiala, et al. v. Metropolitan Life Ins. Co., et al. (Sup. Ct., N.Y. County, filed March 17, 2000). The plaintiffs in the consolidated state court class action seek compensatory relief and punitive damages against Metropolitan Life Insurance Company, MetLife, Inc., and individual directors. The court has certified a litigation class of present and former policyholders on plaintiffs' claim that defendants violated section 7312 of the New York Insurance Law. Pursuant to the court's order, plaintiffs have given notice to the class of the pendency of this action. Defendants' motion for summary judgment is pending.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In re MetLife Demutualization Litig. (E.D.N.Y., filed April 18, 2000). In this class action against Metropolitan Life Insurance Company and MetLife, Inc., plaintiffs served a second consolidated amended complaint in 2004. Plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with the Plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. By orders dated July 19, 2005 and August 29, 2006, the federal trial court certified a litigation class of present and former policyholders. The court has directed the manner and form of notice to the class, but plaintiffs have not yet distributed the notice. Metropolitan Life Insurance Company and MetLife, Inc. have moved for summary judgment, and plaintiffs have moved for partial summary judgment. The court heard oral argument on the parties' motions for summary judgment on September 19, 2008.

  Asbestos-Related Claims

     Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury, and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

     Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

     The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                           DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                   (IN MILLIONS, EXCEPT NUMBER
                                                            OF CLAIMS)
Asbestos personal injury claims at year end......   74,027    79,717    87,070
Number of new claims during the year.............    5,063     7,161     7,870
Settlement payments during the year (1)..........  $  99.0   $  28.2   $  35.5


--------

   (1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     In 2005, Metropolitan Life Insurance Company received approximately 18,500 new claims, ending the year with a total of approximately 100,250 claims, and paid approximately $74.3 million for settlements reached in 2005 and prior years. In 2004, Metropolitan Life Insurance Company received approximately 23,900 new claims, ending the year with a total of approximately 108,000 claims, and paid approximately $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

     The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict with any certainty the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

     The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's financial position.

     During 1998, Metropolitan Life Insurance Company paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provided for recovery of losses up to $1.5 billion in excess of a $400 million self-insured retention. The Company's initial option to commute the excess insurance policies for asbestos-related claims would have arisen at the end of 2008. On September 29, 2008, Metropolitan Life Insurance Company entered into agreements commuting the excess insurance policies as of September 30, 2008. As a result of the commutation of the policies, Metropolitan Life Insurance Company received cash and securities totaling $632 million. Of this total, Metropolitan Life Insurance Company received $115 million in fixed maturity securities on September 26, 2008, $200 million in cash on

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


October 29, 2008, and $317 million in cash on January 29, 2009. Metropolitan Life Insurance Company recognized a loss on commutation of the policies in the amount of $35.3 million during 2008.

     In the years prior to commutation, the excess insurance policies for asbestos-related claims were subject to annual and per claim sublimits. Amounts exceeding the sublimits during 2007, 2006 and 2005 were approximately $16 million, $8 million and $0, respectively. Amounts were recoverable under the policies annually with respect to claims paid during the prior calendar year. Each asbestos-related policy contained an experience fund and a reference fund that provided for payments to Metropolitan Life Insurance Company at the commutation date if the reference fund was greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life Insurance Company if the cumulative return on the reference fund was less than the return specified in the experience fund. The return in the reference fund was tied to performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in each year from 2003 through 2008 for the amounts paid with respect to asbestos litigation in excess of the retention. The foregone loss reimbursements were approximately $62.2 million with respect to claims for the period of 2002 through 2007. Because the policies were commuted as of September 30, 2008, there will be no claims under the policies or forgone loss reimbursements with respect to payments made in 2008 and thereafter.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law, and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

     Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants, and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2008.

  Regulatory Matters

     The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. Certain regulators have requested information and documents regarding contingent commission payments to brokers, the Company's awareness of any "sham" bids for business, bids and quotes that the Company submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. Regulators also have requested information relating to market timing and late

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker Universal Life Resources. The Company has been cooperating fully with these inquiries.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company; New England Mutual Life Insurance Company, New England Life Insurance Company and New England Securities Corporation (collectively "New England"); and GALIC. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     In June 2008, the Environmental Protection Agency issued a Notice of Violation ("NOV") regarding the operations of the Homer City Generating Station, an electrical generation facility. The NOV alleges, among other things, that the electrical generation facility is being operated in violation of certain federal and state Clean Air Act requirements. Homer City OL6 LLC, an entity owned by Metropolitan Life Insurance Company, is a passive investor with a minority interest in the electrical generation facility, which is solely operated by the lessee, EME Homer City Generation L.P. ("EME Homer"). Homer City OL6 LLC and EME Homer are among the respondents identified in the NOV. EME Homer has been notified of its obligation to indemnify Homer City OL6 LLC and Metropolitan Life Insurance Company for any claims resulting from the NOV and has expressly acknowledged its obligation to indemnify Homer City OL6 LLC.

  Other Litigation

     Jacynthe Evoy-Larouche v. Metropolitan Life Ins. Co. (Que. Super. Ct., filed March 1998). This putative class action lawsuit involving sales practices claims was filed against Metropolitan Life Insurance Company in Canada. Plaintiff alleged misrepresentations regarding dividends and future payments for life insurance policies and seeks unspecified damages. Pursuant to a judgment dated March 11, 2009, this lawsuit was dismissed.

     The American Dental Association, et al. v. MetLife Inc., et al. (S.D. Fla., filed May 19, 2003). The American Dental Association and three individual providers have sued MetLife, Inc., Metropolitan Life Insurance Company and other non-affiliated insurance companies in a putative class action lawsuit. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. On February 10, 2009, the district court granted the Company's motion to dismiss plaintiffs' second amended complaint, dismissing all of plaintiffs' claims except for breach of contract claims. Plaintiffs had been provided with an opportunity to re-plead the dismissed claims by February 26, 2009. Since plaintiffs never amended these claims, they were dismissed with prejudice on March 2, 2009. By order dated March 20, 2009, the court declined to retain jurisdiction over the remaining breach of contract claims and dismissed the lawsuit.

     In Re Ins. Brokerage Antitrust Litig. (D. N.J., filed February 24,
2005). In this multi-district class action proceeding, plaintiffs' complaint alleged that MetLife, Inc., Metropolitan Life Insurance Company, several non-affiliated insurance companies and several insurance brokers violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"), the Employee Retirement Income Security Act of 1974 ("ERISA"), and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. In August and September 2007 and January 2008, the court issued orders granting defendants' motions to dismiss with prejudice the federal antitrust, the RICO, and the ERISA claims. In February 2008, the court dismissed the remaining state law claims on jurisdictional grounds. Plaintiffs' appeal from the orders dismissing their RICO and federal antitrust claims is pending with the U.S. Court of Appeals for the Third Circuit. A putative class action alleging that MetLife, Inc. and other non-affiliated defendants violated

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


state laws was transferred to the District of New Jersey but was not consolidated with other related actions. Plaintiffs' motion to remand this action to state court in Florida is pending.

     Metropolitan Life Insurance Company v. Park Avenue Securities, et. al. (FINRA Arbitration, filed May 2006). Metropolitan Life Insurance Company commenced an action against Park Avenue Securities LLC., a registered investment adviser and broker-dealer that is an indirect wholly-owned subsidiary of The Guardian Life Insurance Company of America, alleging misappropriation of confidential and proprietary information and use of prohibited methods to solicit Metropolitan Life Insurance Company customers and recruit Metropolitan Life Insurance Company financial services representatives. On February 12, 2009, a FINRA arbitration panel awarded Metropolitan Life Insurance Company $21 million in damages, including punitive damages and attorneys' fees. Park Avenue Securities may appeal the award.

     Thomas, et al. v. Metropolitan Life Ins. Co., et al. (W.D. Okla., filed January 31, 2007). A putative class action complaint was filed against Metropolitan Life Insurance Company and MetLife Securities, Inc. Plaintiffs assert legal theories of violations of the federal securities laws and violations of state laws with respect to the sale of certain proprietary products by the Company's agency distribution group. Plaintiffs seek rescission, compensatory damages, interest, punitive damages and attorneys' fees and expenses. In January and May 2008, the court issued orders granting the defendants' motion to dismiss in part, dismissing all of plaintiffs' claims except for claims under the Investment Advisers Act. Defendants' motion to dismiss claims under the Investment Advisers Act was denied. The Company will vigorously defend against the remaining claims in this matter.

     Sales Practices Claims. Over the past several years, Metropolitan Life Insurance Company, New England and GALIC have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. At December 31, 2008, there were approximately 125 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life Insurance Company, New England, GALIC, MetLife Securities, Inc. and Walnut Street Securities.

  Summary

     Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted previously in connection with specific matters. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                DECEMBER 31,
                                                               --------------
                                                               2008      2007
                                                               ----      ----
                                                                (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $37       $24
  Premium tax offsets currently available for paid
     assessments.............................................     5         5
                                                                ---       ---
                                                                $42       $29
                                                                ===       ===
Other Liabilities:
  Insolvency assessments.....................................   $57       $41
                                                                ===       ===



     Assessments levied against the Company were $2 million, less than $1 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)
2009...............................................   $390       $12      $  189
2010...............................................   $347       $ 8      $  190
2011...............................................   $270       $ 8      $  168
2012...............................................   $209       $ 8      $  143
2013...............................................   $170       $ 8      $  129
Thereafter.........................................   $534       $33      $1,061


     During the fourth quarter of 2008, MetLife, Inc. moved certain of its operations in New York from Long Island City to New York City. As a result of this movement of operations and current market conditions, which precluded the immediate and complete sublet of all unused space in both Long Island City and New York City, the Company incurred a lease impairment charge of $38 million which is included within other expenses in Corporate & Other. The impairment charge was determined based upon the present value of the gross rental payments less sublease income discounted at a risk-adjusted rate over the remaining lease terms which range from 15-20 years. The

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company has made assumptions with respect to the timing and amount of future sublease income in the determination of this impairment charge. Additional impairment charges could be incurred should market conditions deteriorate further or last for a period significantly longer than anticipated.

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.9 billion and $2.8 billion at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2.2 billion and $3.3 billion at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $611 million and $667 million at December 31, 2008 and 2007, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2008, the Company recorded $7 million of additional liabilities for guarantees related to certain investment transactions. The term for these guarantees and their associated liabilities varies, with a maximum of 18 years. The maximum potential amount of future payments the Company could be required to pay under these guarantees is $202 million. During the year ended December 31, 2008, the Company reduced $3 million of previously recorded liabilities related to these investment transactions. The Company's

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recorded liability was $4 million at December 31, 2008 for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at December 31, 2007.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1,558 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid $35 million to terminate all of these contracts.

     See Note 4 for further disclosures related to credit default swap obligations.

14.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually, based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2008, the majority of active participants are accruing benefits under the cash balance formula; however, approximately 95% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits, in excess of amounts permitted by governmental agencies, to certain executive level employees. The Company's proportionate share of net pension expense related to its sponsored pension plans was $49 million for the year ended December 31, 2008.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. The other postretirement plans cover eligible employees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company or its participating affiliates, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. The Company's proportionate share of net other postretirement expense related to its sponsored other postretirement plans was ($8) million for the year ended December 31, 2008.

     As described more fully in Note 1, effective December 31, 2006, MetLife, Inc. adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement benefit plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $78 million, and the intangible asset was $12 million, at December 31, 2005. The excess of the additional minimum pension liability over the intangible asset of $66 million, $41 million net of income tax, was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $92 million. The additional minimum pension liability of $59 million, net of income tax of $33 million, was

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recorded as a reduction of accumulated other comprehensive income. The change in the additional minimum pension liability of $18 million, net of income tax, was reflected as a component of comprehensive income for the year ended December 31, 2006. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit cost at the date of adoption.

     The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                 DECEMBER 31, 2006
                                                 -------------------------------------------------
                                                              ADDITIONAL
                                                                MINIMUM
                                                     PRE        PENSION   ADOPTION OF      POST
                                                   SFAS 158    LIABILITY    SFAS 158     SFAS 158
BALANCE SHEET CAPTION                            ADJUSTMENTS  ADJUSTMENT   ADJUSTMENT  ADJUSTMENTS
-----------------------------------------------  -----------  ----------  -----------  -----------
                                                                   (IN MILLIONS)
Other assets: Prepaid pension benefit cost.....     $1,878       $ --       $  (999)     $   879
Other assets: Intangible asset.................     $   12        (12)           --      $    --
Other liabilities: Accrued pension benefit
  cost.........................................     $ (474)       (14)          (66)     $  (554)
Other liabilities: Accrued other postretirement
  benefit plan cost............................     $ (688)        --           (96)     $  (784)
                                                                 ----       -------
  Subtotal.....................................                   (26)       (1,161)
Net liability of subsidiary held-for-sale......                    --           (17)
                                                                 ----       -------
Accumulated other comprehensive income (loss),
  before income tax:
Defined benefit plans..........................     $  (66)       (26)       (1,178)     $(1,270)
Minority interest..............................                    --             8
Deferred income tax............................                     8           421
                                                                 ----       -------
Accumulated other comprehensive income (loss),
  net of income tax:
Defined benefit plans..........................     $  (41)      $(18)      $  (749)     $  (808)
                                                                 ====       =======



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                DECEMBER 31,
                                                     ---------------------------------
                                                                            OTHER
                                                         PENSION        POSTRETIREMENT
                                                         BENEFITS          BENEFITS
                                                     ---------------   ---------------
                                                      2008     2007     2008     2007
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Change in benefit obligation:
Benefit obligation at beginning of year............  $5,668   $5,854   $1,581   $2,043
  Service cost.....................................     159      158       20       26
  Interest cost....................................     375      348      101      102
  Plan participants' contributions.................      --       --       31       31
  Net actuarial (gains) losses.....................     139     (383)      19     (464)
  Change in benefits...............................       1       39       --       --
  Prescription drug subsidy........................      --       --       10       13
  Benefits paid....................................    (349)    (348)    (146)    (170)
                                                     ------   ------   ------   ------
Benefit obligation at end of year..................   5,993    5,668    1,616    1,581
                                                     ------   ------   ------   ------
Change in plan assets:
Fair value of plan assets at beginning of year.....   6,467    6,228    1,181    1,169
  Actual return on plan assets.....................    (943)     539     (149)      58
  Employer contribution............................     341       48        1        1
  Benefits paid....................................    (349)    (348)     (23)     (47)
                                                     ------   ------   ------   ------
  Fair value of plan assets at end of year.........   5,516    6,467    1,010    1,181
                                                     ------   ------   ------   ------
  Funded status at end of year.....................  $ (477)  $  799   $ (606)  $ (400)
                                                     ======   ======   ======   ======
Amounts recognized in the consolidated balance
  sheet consist of:
  Other assets.....................................  $  208   $1,382   $   --   $   --
  Other liabilities................................    (685)    (583)    (606)    (400)
                                                     ------   ------   ------   ------
  Net amount recognized............................  $ (477)  $  799   $ (606)  $ (400)
                                                     ======   ======   ======   ======
Accumulated other comprehensive (income) loss:
  Net actuarial (gains) losses.....................  $2,196   $  633   $  146   $ (112)
  Prior service cost (credit)......................      44       63     (157)    (194)
                                                     ------   ------   ------   ------
  Accumulated other comprehensive (income) loss....  $2,240   $  696   $  (11)  $ (306)
                                                     ======   ======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                             DECEMBER 31,
                                          -------------------------------------------------
                                                            NON-QUALIFIED
                                           QUALIFIED PLAN        PLAN            TOTAL
                                          ---------------   -------------   ---------------
                                           2008     2007     2008    2007    2008     2007
                                          ------   ------   -----   -----   ------   ------
                                                            (IN MILLIONS)
Aggregate fair value of plan assets
  (principally Company contracts).......  $5,516   $6,467   $  --   $  --   $5,516   $6,467
Aggregate projected benefit obligation..   5,308    5,085     685     583    5,993    5,668
                                          ------   ------   -----   -----   ------   ------
Over (under) funded.....................  $  208   $1,382   $(685)  $(583)  $ (477)  $  799
                                          ======   ======   =====   =====   ======   ======



     The accumulated benefit obligation for all defined benefit pension plans was $5,583 million and $5,256 million at December 31, 2008 and 2007, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                               DECEMBER 31,
                                                              --------------
                                                              2008      2007
                                                              ----      ----
                                                               (IN MILLIONS)
Projected benefit obligation................................  $685      $583
Accumulated benefit obligation..............................  $577      $508
Fair value of plan assets...................................  $ --      $ --


     Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets is as follows:

                                                          DECEMBER 31,
                                               ---------------------------------
                                                                      OTHER
                                                   PENSION        POSTRETIREMENT
                                                   BENEFITS          BENEFITS
                                               ---------------   ---------------
                                                2008     2007     2008     2007
                                               ------   ------   ------   ------
                                                         (IN MILLIONS)
Projected benefit obligation.................   $685     $583    $1,616   $1,581
Fair value of plan assets....................   $ --     $ --    $1,010   $1,181

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                                                 OTHER
                                                     PENSION                POSTRETIREMENT
                                                    BENEFITS                   BENEFITS
                                            ------------------------   ------------------------
                                             2008     2007     2006     2008     2007     2006
                                            ------   ------   ------   ------   ------   ------
                                                               (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost............................  $  159    $ 158    $ 155    $ 20     $  26    $ 35
  Interest cost...........................     375      348      328     101       102     116
  Expected return on plan assets..........    (517)    (501)    (447)    (88)      (87)    (80)
  Amortization of net actuarial (gains)
     losses...............................      24       68      131      --        --      21
  Amortization of prior service cost
     (credit).............................      15       17        7     (36)      (36)    (37)
                                            ------   ------   ------   ------   ------   ------
     Net periodic benefit cost............      56       90    $ 174      (3)        5    $ 55
                                                              ======                     ======
     Net periodic benefit cost of
       subsidiary held-for-sale...........      --        4               --         1
                                            ------   ------            ------   ------
                                                56       94               (3)        6
                                            ------   ------            ------   ------
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME (LOSS)
  Net actuarial (gains) losses............   1,563     (424)             258      (440)
  Prior service cost (credit).............     (19)      40               37        --
  Amortization of net actuarial (gains)
     losses...............................     (24)     (68)              --        --
  Amortization of prior service cost
     (credit).............................     (15)     (17)              36        36
                                            -- ---    -----             ----     -----
     Total recognized in other
       comprehensive income (loss)........   1,505     (469)             331      (404)
                                            -- ---    -----             ----     -----
     Total recognized in net periodic
       benefit cost and other
       comprehensive income (loss)........  $1,561    $(375)            $328     $(398)
                                            ======   ======            ======   ======



     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $198 million and $9 million, respectively.

     The estimated net actuarial losses and prior service credit for the defined benefit other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $10 million and ($36) million, respectively.

     In 2004, the Company adopted the guidance in FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003, to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies during

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2006. A summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit plan cost is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Cumulative reduction in benefit obligation:
  Balance, beginning of year...........................  $299   $328   $298
  Service cost.........................................     5      7      6
  Interest cost........................................    20     19     19
  Net actuarial gains (losses).........................     3    (42)    15
  Prescription drug subsidy............................   (10)   (13)   (10)
                                                         ----   ----   ----
     Balance, end of year..............................  $317   $299   $328
                                                         ====   ====   ====




                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2008      2007      2006
                                                          ----      ----      ----
                                                                (IN MILLIONS)
Reduction in net periodic benefit cost:
  Service cost..........................................   $ 5       $ 7       $ 6
  Interest cost.........................................    20        19        19
  Amortization of net actuarial gains (losses)..........    --         5        30
                                                           ---       ---       ---
     Total reduction in net periodic benefit cost.......   $25       $31       $55
                                                           ===       ===       ===



     The Company received subsidies of $12 million and $10 million for the years ended December 31, 2008 and 2007, respectively.

  ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                       DECEMBER 31,
                                       -------------------------------------------
                                                                     OTHER
                                             PENSION             POSTRETIREMENT
                                             BENEFITS               BENEFITS
                                       -------------------   ---------------------
                                          2008       2007      2008         2007
                                       ---------   -------   --------     --------
Weighted average discount rate.......    6.60%      6.65%      6.62%        6.65%
Rate of compensation increase........  3.5%-7.5%   4.0%-8%      N/A          N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                ---------------------------------------------------------
                                                                  OTHER POSTRETIREMENT
                                      PENSION BENEFITS                  BENEFITS
                                ---------------------------   ---------------------------
                                  2008      2007      2006      2008      2007      2006
                                -------   -------   -------   -------   -------   -------
Weighted average discount
  rate........................   6.65%     6.00%     5.80%      6.65%     6.00%     5.79%
Weighted average expected rate
  of return on plan assets....   8.25%     8.25%     8.25%      7.33%     7.48%     7.42%
Rate of compensation
  increase....................  3.5%-8%   4.0%-8%   4.0%-8%      N/A       N/A       N/A

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected return on plan assets for use in that plan's valuation in 2009 is currently anticipated to be 8.25% for pension benefits and postretirement medical benefits and 6.25% for postretirement life benefits.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                ---------------------------------------------------------------
                                             2008                             2007
                                ------------------------------   ------------------------------
Pre-Medicare eligible claims..  8.8% down to 5.8% in 2018 and    8.5% down to 5% in 2014 and
                                gradually decreasing until       remaining constant thereafter
                                2079 reaching the ultimate
                                rate of 4.1%
Medicare eligible claims......  8.8% down to 5.8% in 2018 and    10.5% down to 5% in 2018 and
                                gradually decreasing until       remaining constant thereafter
                                2079 reaching the ultimate
                                rate of 4.1%


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN MILLIONS)
Effect on total of service and interest cost
  components.........................................      $ 6           $ (6)
Effect of accumulated postretirement benefit
  obligation.........................................      $76           $(86)


  PLAN ASSETS

     The Company has issued group annuity and life insurance contracts supporting approximately 99% of all pension and other postretirement benefit plans assets.

     The account values of the group annuity and life insurance contracts issued by the Company and held as assets of the pension and other postretirement benefit plans were $6,451 million and $7,565 million at December 31, 2008 and 2007, respectively. The majority of such account values are held in separate accounts established by the Company. Total revenue from these contracts recognized in the consolidated statements of income was $42 million, $47 million and $48 million for the years ended December 31, 2008, 2007 and 2006, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains and losses, credited to the account balances were ($1,090) million, $603 million and $818 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The weighted-average allocations of pension plan and other postretirement benefit plan assets were as follows:

                                                             DECEMBER 31,
                                                     ---------------------------
                                                                       OTHER
                                                                    POSTRETIRE-
                                                       PENSION          MENT
                                                       BENEFITS       BENEFITS
                                                     -----------   -------------
                                                     2008   2007   2008     2007
                                                     ----   ----   ----     ----
ASSET CATEGORY
Equity securities..................................    28%    38%    27%      37%
Fixed maturity securities..........................    51     44     71       58
Other (Real Estate and Alternative Investments)....    21     18      2        5
                                                      ---    ---    ---      ---
  Total............................................   100%   100%   100%     100%
                                                      ===    ===    ===      ===



     The weighted-average target allocations of pension plan and other postretirement benefit plan assets for 2009 are as follows:

                                                        PENSION    OTHER
                                                        -------   -------
ASSET CATEGORY
Equity securities.....................................  25%-45%   30%-45%
Fixed maturity securities.............................  35%-55%   55%-85%
Other (Real Estate and Alternative Investments).......   5%-32%    0%-10%


     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     It is the Company's practice to make contributions to the qualified pension plans to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions were required for the years ended December 31, 2008 or 2007. No contributions will be required for 2009. The Company made discretionary contributions of $286 million to the qualified pension plans during the year ended December 31, 2008 and did not make discretionary contributions for the year ended December 31, 2007. The Company expects to make additional discretionary contributions of $143 million in 2009.

     Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans. These payments totaled $41 million and $48 million for the years ended December 31, 2008 and 2007, respectively. These payments are expected to be at approximately the same level in 2009.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to primarily use their general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing plan assets. Total payments equaled $146 million and $170 million for the years ended December 31, 2008 and 2007, respectively.

     The Company expects to make contributions of $118 million, net of participant's contributions, toward the other postretirement plan obligations in 2009. As noted previously, the Company expects to receive subsidies under the Prescription Drug Act to partially offset such payments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:

                                                              OTHER POSTRETIREMENT
                                                                    BENEFITS
                                                          ---------------------------
                                                                  PRESCRIPTION
                                                PENSION               DRUG
                                               BENEFITS   GROSS     SUBSIDIES     NET
                                               --------   -----   ------------   ----
                                                            (IN MILLIONS)
2009.........................................   $  379     $133       $ (15)     $118
2010.........................................   $  393     $138       $ (16)     $122
2011.........................................   $  402     $144       $ (16)     $128
2012.........................................   $  418     $148       $ (17)     $131
2013.........................................   $  431     $152       $ (18)     $134
2014-2018....................................   $2,368     $836       $(107)     $729


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $63 million, $66 million and $71 million for the years ended December 31, 2008, 2007 and 2006, respectively.

15.  EQUITY

  CAPITAL CONTRIBUTIONS

     During the year ended December 31, 2008, MetLife, Inc. contributed and paid $4 million in the form of line of credit fees on the Company's behalf.

     During the year ended December, 31, 2008, in connection with an acquisition by MetLife, Inc., MetLife, Inc. contributed $9 million to the Company in the form of intangible assets and the associated deferred income tax liability, for which the Company receives the benefit. See Note 7.

     On December 12, 2007, MetLife, Inc. contributed $7 million to the Company in connection with the Company's issuance of a surplus note to MetLife Capital Trust IV. See Note 10.

     On October 20, 2006, MetLife, Inc. contributed $17 million to the Company in connection with the sale and merger of CLIC. See Note 2.

     On September 30, 2006, MetLife, Inc. contributed $377 million to the Company in the form of intangible assets. See Note 2.

     On May 1, 2006, GALIC, an indirect insurance subsidiary of the Company, sold its wholly-owned insurance subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife, Inc. Immediately following the sale, MetLife, Inc. merged Paragon, an affiliate of the Company, with and into the Company. In connection with the transaction, MetLife, Inc. contributed $76 million to the Company.

  EXCESS PROCEEDS RECEIVED ON SALE OF INTERESTS IN AFFILIATES

     On November 1, 2007, the Company sold its interests in MetLife Mexico, S.A. and MetLife Pensiones, S.A., both affiliates, to MetLife International Holdings, Inc. ("MIHI"), also an affiliate, at their approximate aggregate fair value of $34 million. The Company's carrying value of the interests at the time of sale was $4 million. The excess cash consideration received from MIHI over the Company's carrying value resulted in an increase of $30 million in additional paid-in capital.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  STOCK-BASED COMPENSATION PLANS

  Overview

     As described more fully in Note 1, effective January 1, 2006, in conjunction with MetLife, Inc., the Company adopted SFAS 123(r), using the modified prospective transition method. The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations.

     The stock-based compensation expense recognized by the Company is related to awards under incentive plans of MetLife, Inc., as described herein.

  Description of Plans

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of options to buy shares of MetLife, Inc.'s common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Internal Revenue Code or are non-qualified. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock Plan). The Stock Incentive Plan, 2005 Stock Plan, and the Long-Term Performance Compensation Plan ("LTPCP"), as described below, are hereinafter collectively referred to as the "Incentive Plans."

     The aggregate number of shares of MetLife, Inc. common stock reserved for issuance under the 2005 Stock Plan and the LTPCP is 68,000,000, plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of Stock Options. Additional shares of MetLife, Inc. common stock carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 12,584,119 at December 31, 2008. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. At December 31, 2008, the aggregate number of shares of MetLife, Inc. common stock remaining available for issuance pursuant to the 2005 Stock Plan was 55,654,550.

     Stock Option exercises and other stock-based awards to employees settled in shares are satisfied through the issuance of shares held in treasury by MetLife, Inc. The Company does not issue any of its own shares in satisfaction of stock-based compensation awards to employees.

     MetLife, Inc. allocated 89%, 88% and 90% of stock-based compensation to the Company for the years ended December 31, 2008, 2007 and 2006, respectively. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, the discussion herein addresses MetLife, Inc.'s practices for recognizing expense for awards under the Incentive Plans. Underlying awards are expressed in their entirety with related expense amounts representing the resulting allocation to the Company.

     Compensation expense related to awards under the Incentive Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable. Compensation expense of $108 million, $128 million and $130 million, and income tax benefits of $38 million, $45 million and $46 million, related to the Incentive Plans was allocated to the Company for the years ended December 31, 2008, 2007 and 2006, respectively. Compensation expense is principally related to the issuance of Stock Options, Performance Shares and LTPCP arrangements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Stock Options

     All Stock Options granted had an exercise price equal to the closing price of MetLife, Inc.'s common stock as reported on the New York Stock Exchange on the date of grant, and have a maximum term of ten years. Certain Stock Options granted under the Stock Incentive Plan and the 2005 Stock Plan have or will become exercisable over a three year period commencing with the date of grant, while other Stock Options have or will become exercisable three years after the date of grant.

     A summary of the activity related to Stock Options for the year ended December 31, 2008 is presented below. The aggregate intrinsic value was computed using the closing share price on December 31, 2008 of $34.86 and December 31, 2007 of $61.62, as applicable.

                                                                             WEIGHTED
                                                                             AVERAGE
                                                                            REMAINING      AGGREGATE
                                         SHARES UNDER   WEIGHTED AVERAGE   CONTRACTUAL     INTRINSIC
                                            OPTION       EXERCISE PRICE        TERM          VALUE
                                         ------------   ----------------   -----------   -------------
                                                                             (YEARS)     (IN MILLIONS)
Outstanding at January 1, 2008.........   24,362,746         $38.85            6.18           $555
                                                             ======            ====           ====
  Granted..............................    3,464,075         $59.48
  Exercised............................   (1,372,254)        $32.76
  Cancelled/Expired....................     (142,145)        $44.62
  Forfeited............................     (219,330)        $51.44
                                          ----------
Outstanding at December 31, 2008.......   26,093,092         $41.75            5.73           $ --
                                          ==========         ======            ====           ====
Aggregate number of stock options
  expected to vest at December 31,
  2008.................................   25,503,025         $41.38            5.66           $ --
                                          ==========         ======            ====           ====
Exercisable at December 31, 2008.......   19,405,732         $35.84            4.80           $ --
                                          ==========         ======            ====           ====



     The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model, which are further described below, include: expected volatility of the price of MetLife, Inc.'s common stock; risk-free rate of return; expected dividend yield on MetLife, Inc.'s common stock; exercise multiple; and the post-vesting termination rate.

     Expected volatility is based upon an analysis of historical prices of MetLife, Inc.'s common stock and call options on that common stock traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of its common stock. MetLife, Inc. chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

     The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

     The binomial model used by MetLife, Inc. incorporates the contractual term of the Stock Options and then factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the binomial lattice model used by MetLife, Inc. is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

     The following weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, were used to determine the fair value of Stock Options issued during the:

                                                       YEARS ENDED DECEMBER 31,
                                               ---------------------------------------
                                                   2008          2007          2006
                                               -----------   -----------   -----------
Dividend yield...............................     1.21%         0.94%         1.04%
Risk-free rate of return.....................  1.91%-7.21%   4.30%-5.32%   4.17%-4.96%
Expected volatility..........................     24.85%        19.54%        22.00%
Exercise multiple............................      1.73          1.66          1.52
Post-vesting termination rate................     3.05%         3.66%         4.09%
Contractual term (years).....................       10            10            10
Expected life (years)........................       6             6             6
Weighted average exercise price of stock
  options granted............................     $59.47        $62.86        $50.21
Weighted average fair value of stock options
  granted....................................     $17.51        $17.76        $13.84


     Compensation expense related to Stock Option awards expected to vest and granted prior to January 1, 2006 is recognized ratably over the requisite service period, which equals the vesting term. Compensation expense related to Stock Option awards expected to vest and granted on or after January 1, 2006 is recognized ratably over the requisite service period or the period to retirement eligibility, if shorter. Compensation expense of $44 million, $49 million and $51 million related to Stock Options was allocated to the Company for the years ended December 31, 2008, 2007 and 2006, respectively.

     At December 31, 2008, MetLife, Inc. had $43 million of total unrecognized compensation costs related to Stock Options. It is expected that these costs will be recognized over a weighted average period of 1.81 years. The Company's allocated portion of Stock Option expense was 88%.

     MetLife, Inc. allocated to its subsidiaries the tax benefit associated with the deduction allowed for Stock Option exercises. The Company's consolidated results of operations include $12 million, $41 million, and $22 million of such tax benefits for the years ended December 31, 2008, 2007, and 2006, respectively.

  Performance Shares

     Beginning in 2005, MetLife, Inc. awarded certain members of management Performance Shares under (and as defined in) the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to 2.0. The factor applied is based on measurements of MetLife, Inc.'s performance with respect to: (i) the change in annual net operating earnings per share, as defined; and (ii) the proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the S&P Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of MetLife, Inc.'s common stock.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following is a summary of Performance Share activity for the year ended December 31, 2008:

                                                                     WEIGHTED AVERAGE
                                                                        GRANT DATE
                                                PERFORMANCE SHARES      FAIR VALUE
                                                ------------------   ----------------
Outstanding at January 1, 2008................       2,690,125            $48.39
Granted.......................................         954,075            $57.17
Forfeited.....................................         (89,125)           $57.43
Paid..........................................        (968,425)           $36.87
                                                     ---------
Outstanding at December 31, 2008..............       2,586,650            $55.63
                                                     =========
Performance Shares expected to vest at
  December 31, 2008...........................       2,535,784            $55.56
                                                     =========



     Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the final performance factor to be determined at the end of the respective performance period. At December 31, 2008, the three year performance period for the 2006 Performance Share grants was completed. Included in the immediately preceding table are 812,975 outstanding Performance Shares to which the final performance factor will be applied. The calculation of the performance factor is expected to be finalized during the second quarter of 2009 after all data necessary to perform the calculation is publicly available.

     Performance Share awards are accounted for as equity awards but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc.'s common stock during the performance period. Accordingly, the estimated fair value of Performance Shares is based upon the closing price of MetLife, Inc.'s common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

     Compensation expense related to initial Performance Shares granted prior to January 1, 2006 and expected to vest is recognized ratably during the performance period. Compensation expense related to initial Performance Shares granted on or after January 1, 2006 and expected to vest is recognized ratably over the performance period or the period to retirement eligibility, if shorter. Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period. Compensation expense of $64 million, $79 million and $67 million, related to Performance Shares was allocated to the Company for the years ended December 31, 2008, 2007 and 2006, respectively.

     At December 31, 2008, MetLife, Inc. had $57 million of total unrecognized compensation costs related to Performance Share awards. It is expected that these costs will be recognized over a weighted average period of 1.65 years. The Company's allocated portion of Performance Share expense was 90%.

  Long-Term Performance Compensation Plan

     Prior to January 1, 2005, MetLife, Inc. granted stock-based compensation to certain members of management under the LTPCP. Each participant was assigned a target compensation amount (an "Opportunity Award") at the inception of the performance period with the final compensation amount determined based on the total shareholder return on MetLife, Inc.'s common stock over the three-year performance period, subject to limited further adjustment approved by MetLife, Inc.'s Board of Directors. Payments on the Opportunity Awards were normally payable in their entirety (subject to certain contingencies) at the end of the three-year performance period, and were paid in whole or in part with shares of MetLife, Inc.'s common stock, as approved by MetLife, Inc.'s Board of Directors. There were no new grants under the LTPCP during the years ended December 31, 2008, 2007 and 2006.

     A portion of each Opportunity Award under the LTPCP was settled in shares of MetLife, Inc.'s common stock while the remainder was settled in cash. The portion of the Opportunity Award settled in shares of MetLife, Inc.'s

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


common stock was accounted for as an equity award with the fair value of the award determined based upon the closing price of its common stock on the date of grant. The compensation expense associated with the equity award, based upon the grant date fair value, was recognized into expense ratably over the respective three-year performance period. The portion of the Opportunity Award settled in cash was accounted for as a liability and was remeasured using the closing price of MetLife, Inc.'s common stock on the final day of each subsequent reporting period during the three-year performance period.

     The final LTPCP performance period concluded during the six months ended June 30, 2007. Final Opportunity Awards in the amount of 618,375 shares of MetLife, Inc.'s common stock and $16 million in cash were paid on April 18, 2007. No significant compensation expense related to LTPCP was recognized during the year ended December 31, 2008 and 2007. Compensation expense of $12 million related to LTPCP Opportunity Awards was allocated to the Company for the year ended December 31, 2006.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life Insurance Company and each of its U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance (the "Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer, was ($338) million, $2.1 billion and $1.0 billion for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Department, was $11.6 billion and $13.0 billion at December 31, 2008 and 2007, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a cash dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the year ended December 31, 2008, Metropolitan Life Insurance Company distributed shares of RGA stock to MetLife, Inc. as an in-kind extraordinary dividend of $1,318 million. During the year ended December 31, 2007, Metropolitan Life Insurance Company paid to MetLife, Inc. $500 million in ordinary dividends. The maximum amount of dividends which Metropolitan Life Insurance Company may pay to MetLife, Inc. in 2009 without prior regulatory approval is $552 million.

     Stockholder dividends or other distributions proposed to be paid by New England Life Insurance Company ("NELICO") to its parent, Metropolitan Life Insurance Company, must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the end of the immediately preceding calendar year or (ii) NELICO's statutory net gains from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. During the year ended December 31, 2008, NELICO paid a common stockholder dividend of $94 million. During the year ended December 31, 2007, NELICO did not pay any common stockholder dividends. The maximum amount of the dividend which NELICO may pay to Metropolitan Life Insurance Company in 2009 without prior regulatory approval is $19 million.

     For the years ended December 31, 2008, 2007 and 2006, Metropolitan Life Insurance Company received dividends from subsidiaries of $48 million, $60 million and $34 million, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                     YEARS ENDED DECEMBER 31,
                                                ---------------------------------
                                                   2008        2007        2006
                                                ---------   ---------   ---------
                                                          (IN MILLIONS)
Holding gains (losses) on investments arising
  during the year.............................   $(18,165)    $(499)      $(926)
Income tax effect of holding gains (losses)...      6,273        221        324
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current year income...................      1,214      (173)        403
  Amortization of premiums and accretion of
     discounts associated with investments....       (504)     (493)       (443)
Income tax effect.............................       (245)       293         14
Allocation of holding losses on investments
  relating to other policyholder amounts......      3,592        532        792
Income tax effect of allocation of holding
  losses to other policyholder amounts........     (1,231)     (235)       (277)
Unrealized investment loss on dividend of
  interests in subsidiary.....................         69         --         --
Deferred income tax on unrealized investment
  loss on dividend of interests in
  subsidiary..................................        (46)        --         --
                                                 --------   ---------   ---------
Net unrealized investment gains (losses), net
  of income tax...............................     (9,043)     (354)       (113)
Foreign currency translation adjustment.......       (140)       139          7
Minimum pension liability adjustment, net of
  income tax..................................         --         --        (18)
Defined benefit plan adjustment, net of income
  tax.........................................     (1,153)       524         --
                                                 --------   ---------   ---------
Other comprehensive income (loss).............   $(10,336)    $  309      $(124)
                                                 ========   =========   =========


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $2,616   $2,693   $2,661
Commissions.........................................     914      827      790
Interest and debt issue costs.......................     226      289      244
Interest costs related to funds withheld on ceded
  reinsurance.......................................     911       --       --
Amortization of DAC and VOBA........................   1,081      643      583
Capitalization of DAC...............................    (901)    (886)    (936)
Rent, net of sublease income........................     363      282      259
Minority interest...................................       4       85       14
Insurance tax.......................................     289      297      305
Other...............................................   1,079      897    1,176
                                                      ------   ------   ------
  Total other expenses..............................  $6,582   $5,127   $5,096
                                                      ======   ======   ======



  Amortization and Capitalization of DAC and VOBA

     See Note 5 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization. See also Note 9 for a description of the DAC amortization impact associated with the closed block.

  Interest and Debt Issue Costs

     See Notes 10 and 11 for attribution of interest expense by debt issuance.

  Lease Impairments

     See Note 13 for description of lease impairments included within other expenses.

  Affiliated Expenses

     See Notes 8 and 20 for description of affiliated expenses included within other expenses.

  Restructuring Charges

     MetLife Inc. has initiated an enterprise-wide cost reduction and revenue enhancement initiative. This initiative is focused on reducing complexity, leveraging scale, increasing productivity, and improving the effectiveness of MetLife Inc.'s and its subsidiaries' operations, as well as providing a foundation for future growth. During the third quarter of 2008, overall severance related restructuring charge of $58 million associated with the termination of certain employees was allocated to the Company in connection with this enterprise-wide initiative. During the fourth quarter of 2008, further severance related restructuring costs of $9 million offset by a $6 million reduction to its third quarter restructuring charge attributable to lower than anticipated costs for variable incentive compensation and for employees whose severance status changed was allocated to the Company. Total restructuring charges incurred in connection with this enterprise-wide initiative during the year ended December 31, 2008 were $61 million and were reflected within Corporate & Other. Estimated restructuring costs may change as management

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


continues to execute its restructuring plans. Restructuring charges associated with this enterprise-wide initiative were as follows:

                                                                YEAR ENDED
                                                            DECEMBER 31, 2008
                                                            -----------------
                                                              (IN MILLIONS)
Balance as of beginning of the period.....................         $--
     Severance charges....................................          67
     Change in severance charge estimates.................          (6)
                                                                   ---
Balance as of end of the period...........................         $61
                                                                   ===
Total restructuring charges incurred......................         $61
                                                                   ===



     Management anticipates further restructuring charges including severance, lease and asset impairments will be incurred during the years ended December 31, 2009 and 2010. However, such restructuring plans are not sufficiently developed to enable MetLife Inc. to make an estimate of such restructuring charges at December 31, 2008.

17.  BUSINESS SEGMENT INFORMATION

     The Company is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States. Subsequent to the disposition of RGA and the elimination of the Reinsurance segment as described in Notes 2 and 18, the Company's business is divided into two operating segments: Institutional and Individual, as well as Corporate & Other. These segments are managed separately because they provide different products and services, require different strategies and have different technology requirements.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up and run-off entities, as well as interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues and certain reinsurance agreements with affiliates. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. The operations of RGA are also reported in Corporate & Other as discontinued operations. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See Note 18 for disclosures regarding discontinued operations, including real estate.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2008, 2007 and 2006. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model that allows the Company to effectively manage its capital.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, adjustments related to net investment gains (losses), net of income tax, the impact from the cumulative effect of changes in accounting, net of income tax and discontinued operations, other than discontinued real estate, net of income tax. The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

                                                                             CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2008              INSTITUTIONAL  INDIVIDUAL     OTHER       TOTAL
------------------------------------              -------------  ----------  -----------  --------
                                                                    (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums........................................     $ 14,351     $  4,083     $    10    $ 18,444
Universal life and investment-type product
  policy fees...................................          844        1,441          --       2,285
Net investment income...........................        6,189        5,047        (114)     11,122
Other revenues..................................          764          152         966       1,882
Net investment gains (losses)...................          643          634       2,195       3,472
                                                     --------     --------     -------    --------
     Total revenues.............................       22,791       11,357       3,057      37,205
                                                     --------     --------     -------    --------
EXPENSES
Policyholder benefits and claims................       15,537        5,147          15      20,699
Interest credited to policyholder account
  balances......................................        2,136        1,038           7       3,181
Policyholder dividends..........................           --        1,709           7       1,716
Other expenses..................................        2,306        2,737       1,539       6,582
                                                     --------     --------     -------    --------
  Total expenses................................       19,979       10,631       1,568      32,178
                                                     --------     --------     -------    --------
Income from continuing operations before
  provision for income tax......................        2,812          726       1,489       5,027
Provision for income tax........................          968          233         450       1,651
                                                     --------     --------     -------    --------
Income from continuing operations...............        1,844          493       1,039       3,376
Income (loss) from discontinued operations, net
  of income tax.................................            3            4        (296)       (289)
                                                     --------     --------     -------    --------
Net income......................................     $  1,847     $    497     $   743    $  3,087
                                                     ========     ========     =======    ========
BALANCE SHEET:
Total assets....................................     $166,594     $132,527     $35,098    $334,219
DAC and VOBA....................................     $  1,005     $  9,861     $     5    $ 10,871
Separate account assets.........................     $ 45,514     $ 26,745     $    --    $ 72,259
Policyholder liabilities........................     $109,199     $ 88,050     $   748    $197,997
Separate account liabilities....................     $ 45,514     $ 26,745     $    --    $ 72,259

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                           CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2007          INSTITUTIONAL   INDIVIDUAL      OTHER        TOTAL
------------------------------------          -------------   ----------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................     $ 12,358      $  4,073      $     4     $ 16,435
Universal life and investment-type product
  policy fees...............................          763         1,483           --        2,246
Net investment income.......................        6,664         5,552          366       12,582
Other revenues..............................          712           152           70          934
Net investment gains (losses)...............         (269)          (81)          63         (287)
                                                 --------      --------      -------     --------
     Total revenues.........................       20,228        11,179          503       31,910
                                                 --------      --------      -------     --------
EXPENSES
Policyholder benefits and claims............       13,332         4,924           19       18,275
Interest credited to policyholder account
  balances..................................        2,451         1,064           --        3,515
Policyholder dividends......................           --         1,685            2        1,687
Other expenses..............................        2,391         2,290          446        5,127
                                                 --------      --------      -------     --------
  Total expenses............................       18,174         9,963          467       28,604
                                                 --------      --------      -------     --------
Income from continuing operations before
  provision (benefit) for income tax........        2,054         1,216           36        3,306
Provision (benefit) for income tax..........          699           431          (76)       1,054
                                                 --------      --------      -------     --------
Income from continuing operations...........        1,355           785          112        2,252
Income from discontinued operations, net of
  income tax................................           10            --          170          180
                                                 --------      --------      -------     --------
Net income..................................     $  1,365      $    785      $   282     $  2,432
                                                 ========      ========      =======     ========
BALANCE SHEET:
Total assets................................     $170,540      $167,257      $36,580     $374,377
DAC and VOBA................................     $    907      $  7,715      $     6     $  8,628
Separate account assets.....................     $ 49,577      $ 40,143      $   (17)    $ 89,703
Policyholder liabilities....................     $ 95,499      $ 86,065      $   506     $182,070
Separate account liabilities................     $ 49,577      $ 40,143      $   (17)    $ 89,703

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                            CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006           INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------------------           -------------   ----------   -----------   -------
                                                                  (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums.....................................     $11,801        $ 4,129       $   6      $15,936
Universal life and investment-type product
  policy fees................................         750          1,433          --        2,183
Net investment income........................       5,810          5,480         228       11,518
Other revenues...............................         677            114          42          833
Net investment gains (losses)................        (348)          (394)        (92)        (834)
                                                  -------        -------    -----------   -------
     Total revenues..........................      18,690         10,762         184       29,636
                                                  -------        -------    -----------   -------
EXPENSES
Policyholder benefits and claims.............      12,918          4,712          17       17,647
Interest credited to policyholder account
  balances...................................       1,944          1,049          --        2,993
Policyholder dividends.......................          --          1,669           2        1,671
Other expenses...............................       2,483          2,213         400        5,096
                                                  -------        -------    -----------   -------
  Total expenses.............................      17,345          9,643         419       27,407
                                                  -------        -------    -----------   -------
Income (loss) from continuing operations
  before provision (benefit) for income tax..       1,345          1,119        (235)       2,229
Provision (benefit) for income tax...........         443            400        (286)         557
                                                  -------        -------    -----------   -------
Income from continuing operations............         902            719          51        1,672
Income from discontinued operations, net of
  income tax.................................          45             19         190          254
                                                  -------        -------    -----------   -------
Net income...................................     $   947        $   738       $ 241      $ 1,926
                                                  =======        =======    ===========   =======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2008, 2007 and 2006. Substantially all of the Company's revenues originated in the United States.

18.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following information presents the components of income from discontinued real estate operations:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2008      2007      2006
                                                         ----      ----      ----
                                                               (IN MILLIONS)
Investment income......................................   $ 6       $16      $ 35
Investment expense.....................................    (3)       (6)      (16)
Net investment gains (losses)..........................     8         7        91
                                                          ---       ---      ----
  Total revenues.......................................    11        17       110
Provision for income tax...............................     4         8        38
                                                          ---       ---      ----
Income from discontinued operations, net of income
  tax..................................................   $ 7       $ 9      $ 72
                                                          ===       ===      ====



     The carrying value of real estate related to discontinued operations was $1 million and $39 million at December 31, 2008 and 2007, respectively.

     The following table presents the discontinued real estate operations by segment:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Net investment income
  Institutional.......................................   $ 4       $ 8       $15
  Individual..........................................    (1)       --         4
  Corporate & Other...................................    --         2        --
                                                         ---       ---       ---
     Total net investment income......................   $ 3       $10       $19
                                                         ===       ===       ===
Net investment gains (losses)
  Institutional.......................................   $ 2       $ 7       $58
  Individual..........................................     6        --        23
  Corporate & Other...................................    --        --        10
                                                         ---       ---       ---
     Total net investment gains (losses)..............   $ 8       $ 7       $91
                                                         ===       ===       ===



  OPERATIONS

     As more fully described in Note 2, on September 12, 2008, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, RGA. In connection with this transaction, GALIC dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA. As a result of the dividend of interests in RGA, the Reinsurance segment was eliminated. (See also Note 17). RGA's assets and liabilities were reclassified to assets and liabilities of subsidiaries held-for-sale and its operating results were reclassified to discontinued operations for all periods presented. Interest on economic capital associated with the Reinsurance segment has been reclassified to the continuing operations of Corporate & Other.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the amounts related to the operations and financial position of RGA that have been reflected as discontinued operations in the consolidated statements of income:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Premiums............................................  $3,535   $4,910   $4,348
Net investment income...............................     597      908      781
Other revenues......................................      69       77       66
Net investment gains (losses).......................    (249)    (177)       7
                                                      ------   ------   ------
  Total revenues....................................   3,952    5,718    5,202
                                                      ------   ------   ------
Policyholder benefits and claims....................   2,989    3,989    3,490
Interest credited to policyholder account balances..     108      262      254
Other expenses......................................     699    1,226    1,227
                                                      ------   ------   ------
  Total expenses....................................   3,796    5,477    4,971
                                                      ------   ------   ------
Income before provision for income tax..............     156      241      231
Provision for income tax............................      53       84       81
                                                      ------   ------   ------
Income from discontinued operations, net of income
  tax...............................................     103      157      150
Loss in connection with the dividend of interests in
  subsidiary, net of income tax.....................    (398)      --       --
                                                      ------   ------   ------
Income (loss) from discontinued operations, net of
  income tax........................................  $ (295)  $  157   $  150
                                                      ======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2007
                                                            -----------------
                                                              (IN MILLIONS)
Fixed maturity securities.................................       $ 9,398
Equity securities.........................................           137
Mortgage and consumer loans...............................           832
Policy loans..............................................         1,059
Short-term investments....................................            75
Other invested assets.....................................         4,897
                                                                 -------
  Total investments.......................................        16,398
Cash and cash equivalents.................................           404
Accrued investment income.................................            78
Premiums and other receivables............................         1,440
Deferred policy acquisition costs and VOBA................         3,513
Goodwill..................................................            96
Other assets..............................................            91
Separate account assets...................................            17
                                                                 -------
  Total assets held-for-sale..............................       $22,037
                                                                 =======
Future policy benefits....................................       $ 6,159
Policyholder account balances.............................         6,657
Other policyholder funds..................................         2,297
Long-term debt............................................           528
Collateral financing arrangements.........................           850
Junior subordinated debt securities.......................           399
Shares subject to mandatory redemption....................           159
Current income tax payable................................            33
Deferred income tax liability.............................           941
Other liabilities.........................................         1,918
Separate account liabilities..............................            17
                                                                 -------
  Total liabilities held-for-sale.........................       $19,958
                                                                 =======



     The operations of RGA include direct policies and reinsurance agreements with Metropolitan Life Insurance Company and some of its subsidiaries. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these transactions, including ceded amounts that reduced premiums and fees by $117 million, $185 million and $183 million and ceded amounts that reduced policyholder benefits and claims by $90 million, $185 million and $147 million for the years ended December 31, 2008, 2007 and 2006, respectively, that have not been eliminated as these transactions are expected to continue after the RGA disposition. Related amounts included in the Company's consolidated balance sheets include assets totaling $739 million, and liabilities totaling $463 million at December 31, 2007.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. The Company reported the operations of SSRM in discontinued operations. Under the terms of the sale agreement, the Company had an opportunity to receive additional payments based on, among other things, certain revenue retention and growth measures. The purchase price was also subject to reduction over five years, depending on retention of certain Company-related business. In the second quarter of 2008, the Company paid $3 million, net of income tax, of which $2 million was accrued in the fourth quarter of 2007, related to the termination of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. Upon finalization of the computation, the Company received a payment of $30 million, net of income tax, in the second quarter of 2006 due to the retention of these specific customer accounts. In the first quarter of 2007, the Company received a payment of $16 million, net of income tax, as a result of the revenue retention and growth measure provision in the sales agreement. In the fourth quarter of 2006, the Company eliminated $4 million of a liability that was previously recorded with respect to the indemnities provided in connection with the sale of SSRM, resulting in a benefit to the Company of $2 million, net of income tax. The Company believes that future payments relating to these indemnities are not probable.

     The following table presents the amounts related to operations of SSRM that have been reflected as discontinued operations in the consolidated statements of income:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2008      2007      2006
                                                          ----      ----      ----
                                                                (IN MILLIONS)
Revenues.............................................      $--       $--       $--
Expenses.............................................       --        --        --
                                                           ---       ---       ---
Income from discontinued operations before provision
  for income tax.....................................       --        --        --
Provision for income tax.............................       --        --        --
Net investment gain (loss), net of income tax........       (1)       14        32
                                                           ---       ---       ---
Income from discontinued operations, net of income
  tax................................................      $(1)      $14       $32
                                                           ===       ===       ===



19.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                  NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                  AMOUNT      VALUE    FAIR VALUE
-----------------                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $152,266    $152,266
  Equity securities.............................             $  4,167    $  4,167
  Trading securities............................             $    457    $    457
  Mortgage and consumer loans...................             $ 39,180    $ 39,720
  Policy loans..................................             $  7,677    $  7,677
  Short-term investments........................             $    603    $    603
  Cash and cash equivalents.....................             $  1,927    $  1,927
  Accrued investment income.....................             $  2,451    $  2,451
  Assets of subsidiaries held-for-sale..........             $ 11,983    $ 11,992
Liabilities:
  Policyholder account balances.................             $ 70,586    $ 70,913
  Short-term debt...............................             $    357    $    357
  Long-term debt................................             $  2,687    $  2,763
  Payables for collateral under securities
     loaned and other transactions..............             $ 28,952    $ 28,952
  Liabilities of subsidiaries held-for-sale.....             $  6,915    $  6,044
Commitments: (1)
  Mortgage loan commitments.....................   $3,272    $     --    $    (32)
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $  667    $     --    $    (25)


--------

   (1) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage and Consumer Loans, Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans, and Private Corporate Bond Investments -- Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, bridge loans, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Short-term and Long-term Debt -- The estimated fair values of short-term and long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Assets and Liabilities of Subsidiaries Held-For-Sale -- The carrying values of assets and liabilities of subsidiaries held-for-sale reflect those assets and liabilities which were previously determined to be financial instruments and which were reflected in other financial statement captions in the table above in previous periods but have been reclassified to this caption to reflect the discontinued nature of the operations. The estimated fair value of the assets and liabilities of subsidiaries held-for-sale have been determined on a basis consistent with similar instruments as described herein.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                  NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                  AMOUNT      VALUE    FAIR VALUE
-----------------                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $122,229    $122,229
  Equity securities.............................             $  2,298    $  2,298
  Trading securities............................             $    277    $    277
  Mortgage and consumer loans, net..............             $ 42,105    $ 41,110
  Policy loans..................................             $  7,881    $  9,675
  Real estate joint ventures (1)................             $     67    $     75
  Other limited partnership interests (1).......             $  1,697    $  2,008
  Short-term investments........................             $  7,598    $  7,598
  Other invested assets: (1)
     Derivative assets..........................   $71,514   $  6,646    $  6,646
     Other......................................             $    875    $    691
  Cash and cash equivalents.....................             $ 10,279    $ 10,279
  Accrued investment income.....................             $  2,079    $  2,079
  Premiums and other receivables (1)............             $ 17,856    $ 18,088
  Separate account assets.......................             $ 72,259    $ 72,259
  Net embedded derivatives within asset host
     contracts (2)..............................             $    797    $    797
Liabilities:
  Policyholder account balances (1).............             $ 70,799    $ 66,232
  Short-term debt...............................             $    414    $    414
  Long-term debt (1)............................             $  2,684    $  1,995
  Payables for collateral under securities
     loaned and other transactions..............             $ 18,649    $ 18,649
  Other liabilities: (1)
     Derivative liabilities.....................   $35,219   $  2,521    $  2,521
     Trading liabilities........................             $     57    $     57
     Other......................................             $ 16,163    $ 16,163
  Separate account liabilities (1)..............             $ 26,214    $ 26,214
  Net embedded derivatives within liability host
     contracts (2)..............................             $   (988)   $   (988)
Commitments: (3)
  Mortgage loan commitments.....................   $ 2,191   $     --    $   (114)
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $   611   $     --    $      4


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also include embedded derivatives of ($72) million.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage and Consumer Loans -- The Company originates mortgage and consumer loans principally for investment purposes. These loans are primarily carried at amortized cost within the consolidated financial statements. The fair value for mortgage and consumer loans is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk. Certain mortgage and consumer loans have been impaired to their estimated fair value which is determined using independent broker quotations or, when the loan is in foreclosure or otherwise determined to be collateral dependent, the fair value of the underlying collateral estimated using internal models.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheet represents investments in real estate or real estate joint ventures and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of freestanding derivatives with positive estimated fair values, leveraged leases, investments in tax credit partnerships, joint venture investments, loans to affiliates and funds withheld at interest. Leveraged leases, investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     For funds withheld at interest, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

     The estimated fair value of loans to affiliates is determined by discounting expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

     Cash and Cash Equivalents -- Due to the short term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over very short periods such that the estimated fair values approximate their carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Other Assets -- Other assets in the consolidated balance sheet is principally comprised of prepaid expenses, amounts held under corporate owned life insurance, fixed assets, capitalized software, deferred sales inducements, VODA and VOCRA, all of which are not considered financial instruments subject to disclosure.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported net assets values provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include guaranteed interest contracts, certain funding arrangements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that take into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

     Short-term and Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of the Company or other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     The carrying value of long-term debt presented in the table above differs from the amounts presented in the consolidated balance sheet as it does not include capital leases which are not required to be disclosed at estimated fair value.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of funds withheld at interest related to certain ceded reinsurance; embedded derivatives within these funds withheld at interest related to certain ceded reinsurance; freestanding derivatives with negative estimated fair values; securities trading liabilities; tax and litigation contingency liabilities; obligations for employee-related benefits; interest due on the Company's debt obligations and on cash collateral held in relation to securities lending; interest and dividends payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     The fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of securities trading liabilities; interest and dividends payable; amounts due for securities purchased but not yet settled; and amounts payable under certain ceded reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance; funding arrangements related to institutional group life contracts; and certain contracts that provide for benefit funding under institutional retirement & savings products.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity riders, certain affiliated ceded reinsurance contracts related to such variable annuity riders, certain guaranteed interest contracts with equity or bond indexed crediting rates and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain guaranteed interest contracts is determined using market standard swap valuation models and observable market inputs, including an adjustment for the Company's own credit that takes into consideration publicly available information relating to the Company's debt as well as its claims paying ability. The estimated fair value of these embedded derivatives are included, along with their guaranteed interest contract host, within policyholder account balances with changes in estimated fair value recorded in net investment gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded derivatives within funds withheld at interest liabilities related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the consolidated financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans, and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities, bridge loans and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis, are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                    DECEMBER 31, 2008
                                           ------------------------------------------------------------------
                                              FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                           -----------------------------------------------------
                                            QUOTED PRICES IN
                                           ACTIVE MARKETS FOR                        SIGNIFICANT
                                            IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                             AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                                (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                           ------------------   -----------------   ------------   ----------
                                                                      (IN MILLIONS)
ASSETS
  Fixed maturity securities:
  U.S. corporate securities..............        $    --             $ 38,663          $ 5,089      $ 43,752
  Residential mortgage-backed
     securities..........................             --               22,680              373        23,053
  Foreign corporate securities...........             --               16,857            3,367        20,224
  U.S. Treasury/agency securities........          7,427                8,461               48        15,936
  Commercial mortgage-backed securities..             --                8,939              138         9,077
  Asset-backed securities................             --                4,824            1,487         6,311
  Foreign government securities..........             --                2,573              202         2,775
  State and political subdivision
     securities..........................             --                1,025               76         1,101
                                                 -------             --------          -------      --------
     Total fixed maturity securities.....          7,427              104,022           10,780       122,229
                                                 -------             --------          -------      --------
Equity securities:
  Common stock...........................            238                  994               59         1,291
  Non-redeemable preferred stock.........             --                   89              918         1,007
                                                 -------             --------          -------      --------
     Total equity securities.............            238                1,083              977         2,298
                                                 -------             --------          -------      --------
  Trading securities.....................             --                  161              116           277
  Short-term investments (1).............          6,812                  695               75         7,582
  Derivative assets (2)..................              2                6,505              139         6,646
  Net embedded derivatives within asset
     host contracts (3)..................             --                   --              797           797
  Separate account assets (4)............         39,767               31,006            1,486        72,259
                                                 -------             --------          -------      --------
     Total assets........................        $54,246             $143,472          $14,370      $212,088
                                                 =======             ========          =======      ========
LIABILITIES
  Derivative liabilities (2).............        $    58             $  2,305          $   158      $  2,521
  Net embedded derivatives within
     liability host contracts (3)........             --                  (83)            (905)         (988)
  Trading liabilities (5)................             57                   --               --            57
                                                 -------             --------          -------      --------
     Total liabilities...................        $   115             $  2,222          $  (747)     $  1,590
                                                 =======             ========          =======      ========



--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheet because certain short-term investments are not measured at estimated fair value (e.g., time deposits, money market funds, etc.).

   (2) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the rollforward in the following tables.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($72) million.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

   (5) Trading liabilities are presented within other liabilities.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities, exchange-traded common stock and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded equity and interest rate futures. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, foreign government securities and state and political subdivision securities. Equity securities classified as Level 2 securities consist principally of non-redeemable preferred stock and certain equity securities where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account. Hedge funds owned by separate accounts are also included within this level. Embedded derivatives classified within this level include embedded equity derivatives contained in certain guaranteed interest contracts.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including:
             U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; commercial mortgage-backed securities; asset backed securities -- including all of those supported by sub-prime mortgage loans; foreign government; U.S. Treasury and agency; and state and political subdivision securities. Equity securities classified as Level 3 securities consist principally of common stock of privately held companies and non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives this category includes: financial forwards including swap spread locks with maturities which extend beyond

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


             observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; foreign currency swaps which are cancelable and priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations as well as credit default swaps with maturities which extend beyond the observable portion of the credit curves and credit default swaps priced through independent broker quotes; equity options with unobservable volatility inputs; and interest rate floors referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans, and other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders as well as those on the cession of the risks associated with those riders to affiliates; as well as embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          ---------------------------------------------------------------------------------------------------------
                                                                TOTAL REALIZED/UNREALIZED
                                                               GAINS (LOSSES) INCLUDED IN:
                                                              -----------------------------    PURCHASES,
                            BALANCE,     IMPACT OF   BALANCE,                     OTHER          SALES,       TRANSFER IN  BALANCE,
                          DECEMBER 31,   SFAS 157   BEGINNING                 COMPREHENSIVE  ISSUANCES AND    AND/OR OUT    END OF
                              2007     ADOPTION (1) OF PERIOD EARNINGS (2, 3) INCOME (LOSS) SETTLEMENTS (4) OF LEVEL 3 (5)  PERIOD
                          ------------ ------------ --------- --------------- ------------- --------------- -------------- --------
                                                                        (IN MILLIONS)
Fixed maturity
  securities.............    $15,066        $--      $15,066       $ (674)       $(3,763)        $(530)          $681       $10,780
Equity securities........      1,527         --        1,527         (128)          (346)          (54)           (22)          977
Trading securities.......        174         --          174          (26)            --           (32)            --           116
Short-term investments...        149         --          149           (2)            --           (72)            --            75
Net derivatives (6)......        134         (1)         133          (60)            --           (92)            --           (19)
Separate account assets
  (7)....................      1,170         --        1,170          (86)            --           (22)           424         1,486
Net embedded derivatives
  (8)....................         25         30           55        1,631             --            16             --         1,702


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $29 million increase to net assets. Such amount was also impacted by a decrease to DAC of $9 million. The impact of adoption of SFAS 157 on RGA -- not reflected in the table above as a result of the reflection of RGA in discontinued operations -- was a net increase of $2 million (i.e., a decrease in Level 3 net embedded derivative liabilities of $17 million offset by a DAC decrease of $15 million) for a total impact of $22 million on Level 3 assets and liabilities. This impact of $22 million along with a $9 million reduction in the estimated fair value of Level 2 freestanding derivatives, results in a total net impact of adoption of SFAS 157 of $13 million as described in Note 1.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/losses. Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/losses. Lapses associated with embedded derivatives are included with the earnings caption of total gains/losses.

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (9) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in fair value recorded in earnings for Level 3 assets and liabilities:

                                                        TOTAL GAINS AND LOSSES
                                                 ------------------------------------
                                                           CLASSIFICATION OF
                                                  REALIZED/UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN EARNINGS
                                                 ------------------------------------
                                                     NET            NET
                                                 INVESTMENT     INVESTMENT
                                                   INCOME     GAINS (LOSSES)    TOTAL
                                                 ----------   --------------   ------
                                                             (IN MILLIONS)
Fixed maturity securities......................     $  9          $ (683)      $ (674)
Equity securities..............................       --            (128)        (128)
Trading securities.............................      (26)             --          (26)
Short-term investments.........................        1              (3)          (2)
Net derivatives................................       --             (60)         (60)
Net embedded derivatives.......................       --           1,631        1,631


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                                  RELATING TO ASSETS AND LIABILITIES
                                                       HELD AT DECEMBER 31, 2008
                                                 ------------------------------------
                                                     NET            NET
                                                 INVESTMENT     INVESTMENT
                                                   INCOME     GAINS (LOSSES)    TOTAL
                                                 ----------   --------------   ------
                                                             (IN MILLIONS)
Fixed maturity securities......................     $  5          $ (466)      $ (461)
Equity securities..............................       --            (114)        (114)
Trading securities.............................      (18)             --          (18)
Net derivatives................................       --             (93)         (93)
Net embedded derivatives.......................       --           1,632        1,632


  NON-RECURRING FAIR VALUE MEASUREMENTS

     At December 31, 2008, the Company held $204 million in mortgage loans which are carried at estimated fair value based on independent broker quotations or, if the loans were in foreclosure or are otherwise determined to be collateral dependent, on the value of the underlying collateral of which $188 million was related to impaired mortgage loans held-for-investment and $16 million to certain mortgage loans held-for-sale. These impaired

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


mortgage loans were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such impaired mortgage loans are net impairments of $56 million for the year ended December 31, 2008.

     At December 31, 2008, the Company held $131 million in cost basis other limited partnership interests which were impaired during the year ended December 31, 2008 based on the underlying limited partnership financial statements. These other limited partnership interests were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such other limited partnerships are impairments of $99 million for the year ended December 31, 2008.

20.  RELATED PARTY TRANSACTIONS

     The Company entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife Inc., under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $2.2 billion, $2.0 billion and $1.9 billion, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include distribution services and administrative functions. Expenses incurred by the Company related to these agreements were $667 million, $574 million and $34 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into agreements with affiliates to provide additional services necessary to conduct their activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements were $815 million, $791 million and $657 million for the years ended December 31, 2008, 2007 and 2006, respectively, and were reimbursed to the Company by these affiliates. Revenues received from affiliates related to these agreements and recorded in other revenues was $17 million for both years ended December 31, 2008 and 2007. There was no revenue received from affiliates related to these agreements for the year ended December 31, 2006. Revenues received from affiliates related to these agreements and recorded in universal life and investment-type product policy fees was $16 million, $16 million and $17 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net payables to affiliates of $229 million and $116 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note
8. See Notes 3, 7 and 10 for discussion of additional related party transactions.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


PART C.    OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


     Statement of Assets and Liabilities as of December 31, 2008.



     Statement of Operations for the year ended December 31, 2008.



     Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.



     Notes to Financial Statements as of December 31, 2008.


     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


     Consolidated Balance Sheets as of December 31, 2008 and 2007.



     Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006.



     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.



     Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.



     The following financial statements of the Metropolitan Life Insurance Company, as a party to a Net Worth Maintenance Agreement with the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:



     Consolidated Balance Sheets as of December 31, 2008 and 2007.



     Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006.



     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.



     Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.


     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

(2) None.

(3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.


                                      III-1

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

     (v) Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

(4) (i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (ii) Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.

     (iv) Form of Endorsement (IRA) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.

     (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

     (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

     (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

     (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 033-85442) filed on February 28, 2001.

     (ix) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (No. 333-51676/811-8828) filed on April 25, 2003.

     (x)  Form of Endorsement: Individual Retirement Annuity Endorsement NEL
408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

(5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.


                                      III-2

    (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

    (iv) Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 25, 2003.

(6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

    (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

    (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

    (iv) Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

(7) None

(8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed April 6, 2000.

    (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

    (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.


    (iv) (a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.



        (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is filed herewith.


    (v) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676/811-
8828) filed on May 15, 2001.

    (vi)Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

     (vii) Net Worth Maintenance Agreement between Metropolitan Life Insurance Company and New England Life Insurance Company (effective August 30, 1996) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

     (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.


     (ix) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 22, 2008.



(9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 29, 2004.

(10)(i) Consent of Deloitte & Touche, LLP filed herewith.

(11) None

(12) None

(13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.


                                      III-3

(14) Powers of Attorney for Lisa M. Weber, Michael K. Farrell, Gene L. Lunman, William J. Mullaney, Catherine A. Rein, Michael J. Vietri, William J. Wheeler, Anthony J. Williamson, and Joseph J. Prochaska, Jr. are incorporated here in by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-85442) filed on April 20, 2007.

(14)(i) Powers of Attorney for Lisa M. Weber and James J. Reilly are (filed herewith).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH DEPOSITOR

Lisa M. Weber(2)                          Chairman of the Board, President,
                                          Chief Executive Officer and Director

Michael K. Farrell(3)                     Director

William J. Mullaney(2)                    Director

Gene L. Lunman(4)                         Director

Michael J. Vietri(5)                      Director

William J. Wheeler(2)                     Director

Daniel D. Jordan(1)                       Vice President and Secretary

Alan C. Leland, Jr.(1)                    Senior Vice President

Gwenn L. Carr(2)                          Senior Vice President and
                                          Assistant Secretary

Joseph J. Prochaska, Jr.(2)               Executive Vice President and Chief
                                          Accounting Officer

Eric T. Steigerwalt(2)                    Senior Vice President and Treasurer

Brian Breneman(1)                         Senior Vice President

William D. Cammarata(6)                   Senior Vice President

Marie C. Swift(1)                         Vice President, Counsel and
                                          Assistant Secretary

Stacy E. Wolfe(1)                         Vice President, Counsel and
                                          Assistant Secretary

James J. Reilly(1)                        Vice President (principal financial
                                          officer)

Bennett Kleinberg(4)                      Vice President and Actuary

Jonathan L. Rosenthal(3)                  Vice President and Chief Hedging Officer

(1) New England Financial, 501 Boylston Street, Boston, MA 02116

(2) MetLife, 1095 Avenue of Americas, New York, NY 10036

(3) 10 Park Avenue, Morristown, NJ 07962

(4) 1300 Hall Boulevard, Bloomfield, CT 06002

(5) 177 South Commons Drive, Aurora, IL 60504

(6) 18210 Crane Nest Drive, Tampa, FL 33647


                                      III-4

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance Law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is Organized Under the Laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of Metlife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by Metlife, Inc. or are under the common control of Metlife, Inc. No person is Controlled by the Registrant.


                                     III-5

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of January 31, 2009, there were 13,002 owners of tax-qualified contracts and 5,815 owners of non-qualified Contracts.


ITEM 28. INDEMNIFICATION

     The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter For:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      The New England Variable Account

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


                                     III-7

              NAME                           POSITIONS AND OFFICES WITH
                                                PRINCIPAL UNDERWRITER
John J. Brett(3)                     Director and Chairman of the Board

Craig Markham(5)                     Director and President

William J. Toppeta(2)                Director

Virgelan E. Aquino(3)                Vice President

Marc A. Cohn(2)                      Vice President and Chief Compliance Officer-Investment Advisor

Richard J. Barquist(2)               Vice President

Robert Begun(3)                      Vice President

Steven H. Ashton(7)                  Vice President

Dennis J. Damaschke(6)               Vice President

Kevin J. Paulson(4)                  Vice President

Kathleen J. Schoos(8)                Vice President

Charles E. Fuller(3)                 Vice President

Jeffrey P. Halperin(2)               Vice President

David M. Holtzer(2)                  Vice President and Chief Compliance Officer-Broker Dealer

Rebecca Chiccino Kovatch(1)          Vice President

Peter J. Renna(2)                    Vice President

John G. Martinez(3)                  Vice President and Financial and Operations Principal

Jeffrey A. Wilk(3)                   Vice President

Gwenn L. Carr(2)                     Clerk and Secretary

Eric T. Steigerwalt(2)               Treasurer

Daniel D. Jordan(1)                  Assistant Secretary and Assistant Clerk


Principal Business Address:

(1)    New England Life Insurance Company--501 Boylston Street, Boston, MA 02117
(2)    MetLife--1095 Avenue of Americas, New York, NY 10036

(3)    MetLife--485-E US Highway 1 South, 4th Floor, Iselin, NJ 08830


(4)    MetLife--4700 Westown Pkwy-1 Suite 200, West Des Moines, IA 50266


(5)    General American Life Insurance Company--13045 Tesson Ferry Rd.,
                    St. Louis, MO, 63128

(6)    MetLife--300 Davidson Avenue,Somerset, NJ 08873


(7)    MetLife--501 Route 22, Bridgewater, NJ 08807



(8)    MetLife--700 Quaker Lane, Warwick, RI 02886


      (c)


    (1)                       (2)                  (3)                     (4)              (5)
                         NET UNDERWRITING
NAME OF PRINCIPAL         DISCOUNTS AND       COMPENSATION ON           BROKERAGE
 UNDERWRITER              COMMISSIONS           REDEMPTION             COMMISSIONS      COMPENSATION
NEW ENGLAND
 SECURITIES
 CORPORATION               $33,159,311              0                        0               0


                                     III-8

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) State Street Bank & Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110

     (c) New England Securities Corporation
         501 Boylston Street
         Boston, Massachusetts 02116

     (d) New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts  02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;


                                     III-9

      (4) To Offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                     III-10

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of April, 2009.


                                   New England Variable Annuity Separate Account
                                      (Registrant)

                                   By: New England Life Insurance Company
                                       (Depositor)


                                   By: /s/ MARIE C. SWIFT
                                       -----------------------------------------
                                       Marie C. Swift, Esq.
                                       Vice President and Counsel




                                     III-11

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of April, 2009.


                                              NEW ENGLAND LIFE INSURANCE COMPANY

                                              By: /s/ MARIE C. SWIFT
                                                  ------------------------------
                                                  Marie C. Swift, Esq.
                                                  Vice President and Counsel


      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2009.


           SIGNATURE                                     TITLE
/s/ Lisa M. Weber*                       Chairman of the Board, President, Chief
---------------------------------        Executive Officer and Director
Lisa M. Weber

/s/ Michael K. Farrell*                                Director
---------------------------------
Michael K. Farrell

/s/ Gene L. Lunman*                                    Director
---------------------------------
Gene L. Lunman

/s/ William J. Mullaney*                               Director
---------------------------------
William J. Mullaney

/s/ Joseph J. Prochaska, Jr.*            Executive Vice President and Chief
---------------------------------        Accounting Officer
Joseph J. Prochaska, Jr.

/s/ James J. Reilly*                     Vice President (principal financial
---------------------------------        officer)
James J. Reilly

/s/ Michael J. Vietri*                                 Director
---------------------------------
Michael J. Vietri

/s/ William J. Wheeler*                                Director
---------------------------------
William J. Wheeler


                                            III-12



By: /s/ Michele H. Abate
    ---------------------------
    Michele H. Abate, Esq.
    Attorney-in-fact
    April 21, 2009



* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File Nos. 033-85442/811-08828) filed as
Exhibit 14 on April 20, 2007, except for James J. Reilly and Lisa M. Weber, whose powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 22, 2008.





                                     III-13

                                  Exhibit Index





8(iv)(b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company


(10) (i)   Consent of Deloitte & Touche LLP.